UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

REITs - APARTMENTS—20.22%
Apartment Investment and Management Co. Class A	1,289,498	$32,959,569
AvalonBay Communities Inc.(a)	938,474	108,797,291
BRE Properties Inc.	704,485	31,455,255
Camden Property Trust(a)	740,519	41,046,968
Equity Residential(a)	3,121,414	169,149,425
Essex Property Trust Inc.	335,392	38,905,472
UDR Inc.	1,973,943	46,348,181

		468,662,161
REITs - DIVERSIFIED—12.57%
Digital Realty Trust Inc.(a)	963,771	52,429,142
Duke Realty Corp.	2,769,688	37,944,726
Liberty Property Trust	1,257,520	43,723,970
Vornado Realty Trust	1,784,501	157,196,693

		291,294,531
REITs - HEALTH CARE—13.88%
HCP Inc.(a)	4,007,600	148,641,884
Health Care REIT Inc.	1,568,942	77,003,673
Ventas Inc.(a)	1,729,886	95,939,478

		321,585,035
REITs - HOTELS—5.79%
Host Hotels & Resorts Inc.(a)	7,251,524	134,225,709

		134,225,709
REITs - OFFICE PROPERTY—14.15%
Alexandria Real Estate Equities Inc.	602,112	46,386,708
Boston Properties Inc.	1,534,929	144,851,250
Corporate Office Properties Trust	728,492	26,626,383
Douglas Emmett Inc.	1,350,962	24,898,230
Highwoods Properties Inc.	691,163	22,649,411
SL Green Realty Corp.	860,161	62,585,314

		327,997,296
REITs - REGIONAL MALLS—10.48%
Macerich Co. (The)	1,435,253	69,839,411
Simon Property Group Inc.(a)	1,706,944	173,169,469

		243,008,880
REITs - SHOPPING CENTERS—8.92%
Federal Realty Investment Trust	678,179	54,545,937
Kimco Realty Corp.	4,471,090	80,882,018
Regency Centers Corp.	901,638	38,869,614
Weingarten Realty Investors	1,325,403	32,498,882

		206,796,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2011

REITs - STORAGE—7.21%
Public Storage(a)	1,534,174	167,194,283

		167,194,283
REITs - WAREHOUSE/INDUSTRIAL—6.64%
AMB Property Corp.	1,857,074	62,304,833
ProLogis	6,137,576	91,572,634

		153,877,467

TOTAL COMMON STOCKS
(Cost: $2,412,597,867)		2,314,641,813

SHORT-TERM INVESTMENTS—12.10%

MONEY MARKET FUNDS—12.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(c)(d)	242,708,479	242,708,479
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(c)(d)	34,609,179	34,609,179
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(c)	3,253,230	3,253,230

		280,570,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $280,570,888)		280,570,888

TOTAL INVESTMENTS IN SECURITIES—111.96%
(Cost: $2,693,168,755)		2,595,212,701
Other Assets, Less Liabilities—(11.96)%		(277,317,255)

NET ASSETS—100.00%		$2,317,895,446

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.71%

AUSTRALIA—21.00%
Amcor Ltd.	246,672	$1,692,012
APA Group	354,672	1,407,360
Australia and New Zealand Banking Group Ltd.	273,024	6,443,091
Billabong International Ltd.	217,080	1,757,402
Bradken Ltd.	184,896	1,705,157
Commonwealth Bank of Australia	298,080	15,590,365
David Jones Ltd.	344,736	1,629,146
MAp Group	212,976	634,888
Metcash Ltd.	390,312	1,634,392
National Australia Bank Ltd.	331,560	8,151,741
Orica Ltd.	208,656	5,273,561
SP AusNet	409,536	359,310
Stockland Corp. Ltd.	326,376	1,171,429
Suncorp-Metway Ltd.	236,088	2,028,973
Tatts Group Ltd.	546,480	1,351,205
Telstra Corp. Ltd.	528,120	1,474,300
UGL Ltd.	235,656	3,547,730
Wesfarmers Ltd.	196,344	6,661,542
Westfield Group	372,168	3,651,147
Westpac Banking Corp.	327,240	7,500,678
White Energy Co. Ltd. (2010 Performance Contingent)(a)(b)	5,361	1
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	5,361	1
WorleyParsons Ltd.	161,352	4,447,999

		78,113,430
AUSTRIA—3.41%
Oesterreichische Post AG	166,752	5,241,042
OMV AG	116,640	5,181,193
Telekom Austria AG	164,808	2,273,073

		12,695,308
BELGIUM—1.75%
Colruyt SA	127,224	6,520,842

		6,520,842
CANADA—4.75%
Bank of Montreal	62,856	3,630,912
Crescent Point Energy Corp.	102,816	4,548,471
Emera Inc.	62,856	2,023,457
Manitoba Telecom Services Inc.	87,264	2,693,166
Russel Metals Inc.	71,496	1,671,874
TELUS Corp.	62,010	3,078,027

		17,645,907
DENMARK—1.30%
TrygVesta A/S	88,992	4,831,345

		4,831,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2011

FINLAND—0.46%
Konecranes OYJ	41,040	1,726,235

		1,726,235
FRANCE—6.75%
Credit Agricole SA	97,848	1,447,474
France Telecom SA	160,056	3,501,112
GDF Suez	101,520	4,032,852
Neopost SA	95,688	8,672,850
Veolia Environnement	106,272	3,326,304
Vivendi SA	143,208	4,110,337

		25,090,929
GERMANY—3.93%
BASF SE	40,824	3,144,376
Deutsche Telekom AG Registered	107,784	1,439,001
RWE AG	101,088	7,291,303
Wincor Nixdorf AG	36,072	2,758,088

		14,632,768
GREECE—0.81%
Hellenic Telecommunications Organization SA SP ADR	256,631	1,293,420
Motor Oil (Hellas) Corinth Refineries SA	5,959	75,652
OPAP SA	80,810	1,629,728

		2,998,800
HONG KONG—4.58%
CLP Holdings Ltd.	324,000	2,628,740
Esprit Holdings Ltd.	367,212	1,740,497
Hongkong Electric Holdings Ltd.	432,000	2,737,492
Television Broadcasts Ltd.	432,000	2,321,880
VTech Holdings Ltd.	583,200	6,482,286
Yue Yuen Industrial (Holdings) Ltd.	324,000	1,115,916

		17,026,811
ITALY—10.31%
A2A SpA	953,640	1,418,572
Edison SpA	562,032	646,102
Enel SpA	821,664	4,649,632
Eni SpA	814,536	19,319,399
Milano Assicurazioni SpA	1,143,504	1,896,969
Parmalat SpA	854,280	2,711,368
Snam Rete Gas SpA	780,840	4,102,810
Telecom Italia SpA	429,408	611,089
Terna SpA	685,152	2,996,504

		38,352,445
JAPAN—1.45%
Eisai Co. Ltd.	64,800	2,248,583
Ono Pharmaceutical Co. Ltd.	64,800	3,155,767

		5,404,350

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2011

NETHERLANDS—0.87%
Koninklijke KPN NV	204,336	3,225,864

		3,225,864
NEW ZEALAND—2.43%
Fletcher Building Ltd.	915,624	5,470,764
Telecom Corp. of New Zealand Ltd.	2,024,136	3,567,187

		9,037,951
NORWAY—1.11%
Fred Olsen Energy ASA	95,040	4,120,191

		4,120,191
PORTUGAL—2.92%
BRISA - Auto-estradas de Portugal SA	829,872	6,048,300
Energias de Portugal SA	1,249,344	4,806,256

		10,854,556
SINGAPORE—2.87%
Keppel Corp. Ltd.	648,000	5,923,125
SembCorp Industries Ltd.	648,000	2,612,250
StarHub Ltd.	1,080,000	2,151,562

		10,686,937
SPAIN—4.79%
Endesa SA	198,720	5,643,698
Gas Natural SDG SA	257,904	4,267,785
Mapfre SA	478,656	1,628,780
Telefonica SA	249,696	6,280,100

		17,820,363
SWEDEN—2.40%
Hennes & Mauritz AB Class B	212,112	6,979,962
Peab AB	148,176	1,255,875
TeliaSonera AB	82,080	677,804

		8,913,641
SWITZERLAND—1.76%
Swisscom AG Registered	7,128	3,159,487
Zurich Financial Services AG Registered	12,312	3,379,199

		6,538,686
UNITED KINGDOM—20.06%
Aviva PLC	473,040	3,355,060
British American Tobacco PLC	322,920	11,922,318
Cable & Wireless Communications PLC	495,936	367,315
Catlin Group Ltd.	571,104	3,384,634
Close Brothers Group PLC	376,704	5,110,678
Dairy Crest Group PLC	356,184	2,213,609
FirstGroup PLC	367,416	2,201,611
Hays PLC	386,640	749,973
HMV Group PLC	1,828,872	688,408
Home Retail Group PLC	569,376	1,969,004

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2011

HSBC Holdings PLC	238,680	2,601,973
National Grid PLC	462,456	4,092,584
Provident Financial PLC	602,208	9,096,055
Royal Dutch Shell PLC Class A	374,328	13,227,818
RSA Insurance Group PLC	659,880	1,436,413
Scottish & Southern Energy PLC	444,960	8,260,365
United Business Media Ltd.	268,920	3,025,968
Vodafone Group PLC	316,656	889,382

		74,593,168

TOTAL COMMON STOCKS
(Cost: $348,689,245)		370,830,527

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	6,070	6,070

		6,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,070)		6,070

TOTAL INVESTMENTS IN SECURITIES—99.71%
(Cost: $348,695,315)		370,836,597
Other Assets, Less Liabilities—0.29%		1,094,025

NET ASSETS—100.00%		$371,930,622

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.64%
General Dynamics Corp.	1,019,181	$76,846,247
Northrop Grumman Corp.	1,234,610	85,558,473

		162,404,720
AGRICULTURE—5.09%
Altria Group Inc.	2,582,039	60,703,737
Lorillard Inc.	2,328,902	175,226,587
Universal Corp.(a)	2,030,360	76,930,340

		312,860,664
APPAREL—1.66%
VF Corp.	1,229,933	101,740,058

		101,740,058
BANKS—4.99%
BancorpSouth Inc.	2,488,870	38,925,927
Bank of Hawaii Corp.	1,618,017	75,836,457
BB&T Corp.	924,937	25,565,259
F.N.B. Corp.	2,092,261	21,131,836
FirstMerit Corp.	1,415,665	25,934,983
Trustmark Corp.	1,598,905	38,357,731
United Bankshares Inc.(a)	1,824,551	51,452,338
Valley National Bancorp	2,192,370	29,662,766

		306,867,297
BEVERAGES—1.16%
Coca-Cola Co. (The)	1,134,706	71,316,272

		71,316,272
BUILDING MATERIALS—0.21%
Masco Corp.	944,610	12,582,205

		12,582,205
CHEMICALS—4.87%
Eastman Chemical Co.	903,224	83,873,381
International Flavors & Fragrances Inc.	819,046	46,726,574
PPG Industries Inc.	1,148,060	96,758,497
RPM International Inc.	1,701,154	39,858,038
Sensient Technologies Corp.	938,641	31,829,316

		299,045,806
COMMERCIAL SERVICES—1.47%
Deluxe Corp.(a)	1,891,050	46,236,173
R.R. Donnelley & Sons Co.	2,490,652	44,134,353

		90,370,526

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2011

COSMETICS & PERSONAL CARE—0.58%
Avon Products Inc.	1,254,433	35,512,998

		35,512,998
DISTRIBUTION & WHOLESALE—2.57%
Genuine Parts Co.	1,360,665	70,414,414
Watsco Inc.(a)	1,392,213	87,319,599

		157,734,013
ELECTRIC—27.18%
Alliant Energy Corp.	1,812,035	67,335,221
American Electric Power Co. Inc.	2,173,604	77,554,191
Black Hills Corp.(a)	1,958,660	60,738,047
CenterPoint Energy Inc.	2,067,051	33,382,874
Cleco Corp.	1,380,551	43,156,024
Dominion Resources Inc.	1,830,556	79,702,408
DPL Inc.	1,985,684	51,985,207
DTE Energy Co.	2,048,887	94,781,513
Edison International	1,391,481	50,482,931
Entergy Corp.	1,986,429	143,360,581
Exelon Corp.	2,214,698	94,146,812
FirstEnergy Corp.	2,581,518	100,988,984
Integrys Energy Group Inc.	2,341,346	111,424,656
NextEra Energy Inc.	1,635,602	87,439,283
Northeast Utilities	1,363,225	44,877,367
OGE Energy Corp.	1,348,359	61,876,194
PG&E Corp.	1,623,657	75,142,846
Pinnacle West Capital Corp.	2,164,956	88,135,359
PPL Corp.	2,321,530	59,872,259
Public Service Enterprise Group Inc.	1,828,898	59,311,162
SCANA Corp.	1,975,554	83,506,667
TECO Energy Inc.	2,008,094	36,969,010
UniSource Energy Corp.	1,802,614	64,551,607

		1,670,721,203
ELECTRICAL COMPONENTS & EQUIPMENT—1.97%
Emerson Electric Co.	1,015,218	59,776,036
Hubbell Inc. Class B	996,034	60,997,122

		120,773,158
ELECTRONICS—1.05%
Garmin Ltd.(b)	2,088,583	64,391,014

		64,391,014
ENVIRONMENTAL CONTROL—1.48%
Republic Services Inc.	1,127,060	34,758,530
Waste Management Inc.	1,488,942	56,386,234

		91,144,764
FOOD—3.73%
General Mills Inc.	1,312,806	45,659,393
H.J. Heinz Co.	1,523,296	72,356,560
Kraft Foods Inc. Class A	1,559,301	47,667,831
Sara Lee Corp.	1,213,773	20,597,728

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2011

Sysco Corp.	1,482,207	43,191,512

		229,473,024
FOREST PRODUCTS & PAPER—0.75%
MeadWestvaco Corp.	1,619,400	46,363,422

		46,363,422
GAS—5.23%
AGL Resources Inc.	2,056,888	75,487,790
New Jersey Resources Corp.	1,413,980	59,330,601
Nicor Inc.	1,562,083	78,838,329
NiSource Inc.	2,250,954	41,912,763
Sempra Energy	1,269,263	66,090,524

		321,660,007
HOUSEHOLD PRODUCTS & WARES—4.73%
Avery Dennison Corp.	812,381	34,193,116
Clorox Co. (The)	1,475,141	92,771,617
Kimberly-Clark Corp.	1,779,348	115,177,196
Tupperware Brands Corp.	1,058,570	48,429,578

		290,571,507
INSURANCE—4.12%
Allstate Corp. (The)	1,093,942	34,065,354
Arthur J. Gallagher & Co.	1,833,323	54,413,027
Cincinnati Financial Corp.	2,127,133	68,153,341
Mercury General Corp.	2,281,960	96,869,202

		253,500,924
MACHINERY—1.60%
Briggs & Stratton Corp.	943,011	18,831,930
Caterpillar Inc.	820,059	79,553,923

		98,385,853
MANUFACTURING—3.74%
Eaton Corp.	975,292	105,292,525
General Electric Co.	1,171,415	23,592,298
Honeywell International Inc.	984,570	55,145,766
Leggett & Platt Inc.	2,039,927	45,959,555

		229,990,144
MEDIA—0.69%
McGraw-Hill Companies Inc. (The)	1,090,327	42,500,947

		42,500,947
METAL FABRICATE & HARDWARE—0.32%
Commercial Metals Co.	1,187,141	19,848,998

		19,848,998
OFFICE & BUSINESS EQUIPMENT—1.04%
Pitney Bowes Inc.	2,628,660	63,823,865

		63,823,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2011

OIL & GAS—2.15%
Chevron Corp.	1,388,471	131,807,552

		131,807,552
PACKAGING & CONTAINERS—0.82%
Sonoco Products Co.	1,416,717	50,364,289

		50,364,289
PHARMACEUTICALS—3.67%
Bristol-Myers Squibb Co.	2,064,578	51,986,074
Eli Lilly and Co.	2,361,725	82,117,178
Merck & Co. Inc.	1,779,977	59,041,837
Pfizer Inc.	1,791,872	32,647,908

		225,792,997
PIPELINES—1.42%
ONEOK Inc.	1,480,342	87,177,340

		87,177,340
RETAIL—3.09%
Darden Restaurants Inc.	1,077,803	50,775,299
Home Depot Inc. (The)	1,148,834	42,242,626
McDonald’s Corp.	1,313,334	96,753,316

		189,771,241
SAVINGS & LOANS—2.27%
Astoria Financial Corp.	1,608,603	22,906,507
First Niagara Financial Group Inc.	1,889,013	26,219,500
Hudson City Bancorp Inc.	2,025,352	22,238,365
New York Community Bancorp Inc.	2,370,349	43,424,794
People’s United Financial Inc.	1,929,721	24,912,698

		139,701,864
TELECOMMUNICATIONS—3.02%
AT&T Inc.	2,436,697	67,057,901
CenturyLink Inc.	2,743,952	118,648,485

		185,706,386
TOYS, GAMES & HOBBIES—0.52%
Mattel Inc.	1,360,229	32,210,223

		32,210,223

TOTAL COMMON STOCKS
(Cost: $5,612,379,223)		6,136,115,281

SHORT-TERM INVESTMENTS—1.22%

MONEY MARKET FUNDS—1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	56,807,657	56,807,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	8,100,526	8,100,526

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(a)(c)	10,320,780	10,320,780

		75,228,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,228,963)		75,228,963

TOTAL INVESTMENTS IN SECURITIES—101.05%
(Cost: $5,687,608,186)		6,211,344,244
Other Assets, Less Liabilities—(1.05)%		(64,820,562)

NET ASSETS—100.00%		$6,146,523,682

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

AIRLINES—7.17%
AMR Corp.(a)(b)	653,421	$4,606,618
Delta Air Lines Inc.(a)	638,638	7,452,906
JetBlue Airways Corp.(a)(b)	659,846	3,959,076
Southwest Airlines Co.	692,378	8,204,679
United Continental Holdings Inc.(a)(b)	671,262	17,050,055

		41,273,334
TRANSPORTATION—88.57%
Alexander & Baldwin Inc.	713,793	28,637,375
C.H. Robinson Worldwide Inc.	635,019	48,953,615
Con-way Inc.	674,699	22,953,260
CSX Corp.	618,058	43,634,895
Expeditors International of Washington Inc.	565,809	28,669,542
FedEx Corp.	635,076	57,360,064
J.B. Hunt Transport Services Inc.	695,499	28,515,459
Kansas City Southern Industries Inc.(a)	627,720	31,373,445
Landstar System Inc.	641,365	26,571,752
Norfolk Southern Corp.	619,430	37,902,922
Overseas Shipholding Group Inc.(b)	639,315	21,250,831
Ryder System Inc.	614,313	29,536,169
Union Pacific Corp.	628,868	59,509,779
United Parcel Service Inc. Class B	632,570	45,304,663

		510,173,771
TRUCKING & LEASING—4.19%
GATX Corp.	726,029	24,140,464

		24,140,464

TOTAL COMMON STOCKS
(Cost: $613,010,681)		575,587,569

SHORT-TERM INVESTMENTS—5.77%

MONEY MARKET FUNDS—5.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	28,500,453	28,500,453
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	4,064,041	4,064,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	691,602	691,602

		33,256,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,256,096)		33,256,096

TOTAL INVESTMENTS IN SECURITIES—105.70%
(Cost: $646,266,777)		608,843,665
Other Assets, Less Liabilities—(5.70)%		(32,815,047)

NET ASSETS—100.00%		$576,028,618

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)	22,843	$244,192
Lamar Advertising Co. Class A(a)	2,713	99,947
Omnicom Group Inc.	13,856	621,857

		965,996
AEROSPACE & DEFENSE—1.84%
AAR Corp.(a)	1,731	46,374
Alliant Techsystems Inc.(a)	1,502	113,792
BE Aerospace Inc.(a)	4,455	172,364
Boeing Co. (The)	30,109	2,091,973
Curtiss-Wright Corp.	2,106	73,078
Esterline Technologies Corp.(a)	1,366	97,232
General Dynamics Corp.	14,643	1,104,082
Goodrich Corp.	5,795	525,143
Kaman Corp.	1,279	37,647
L-3 Communications Holdings Inc.	5,340	417,855
Lockheed Martin Corp.	13,198	1,050,561
Moog Inc. Class A(a)	1,899	80,973
Northrop Grumman Corp.	12,487	865,349
Orbital Sciences Corp.(a)	2,673	45,601
Raytheon Co.	17,036	851,630
Rockwell Collins Inc.	7,367	472,519
Spirit AeroSystems Holdings Inc. Class A(a)	5,003	118,171
Teledyne Technologies Inc.(a)	1,704	80,616
TransDigm Group Inc.(a)	1,733	134,273
Triumph Group Inc.	897	86,139
United Technologies Corp.	39,666	3,224,846

		11,690,218
AGRICULTURE—1.77%
Altria Group Inc.	95,372	2,242,196
Archer-Daniels-Midland Co.	27,063	884,148
Bunge Ltd.	6,699	456,001
Lorillard Inc.	6,887	518,178
Monsanto Co.	24,850	1,823,493
Philip Morris International Inc.	84,173	4,818,062
Reynolds American Inc.	15,275	485,898
Universal Corp.	1,165	44,142

		11,272,118
AIRLINES—0.25%
Alaska Air Group Inc.(a)	1,648	97,628
AMR Corp.(a)	15,740	110,967
Delta Air Lines Inc.(a)	36,572	426,795
JetBlue Airways Corp.(a)(b)	11,667	70,002
SkyWest Inc.	2,666	40,123
Southwest Airlines Co.	33,943	402,225
United Continental Holdings Inc.(a)(b)	14,589	370,561
US Airways Group Inc.(a)	7,333	72,743

		1,591,044

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

APPAREL—0.56%
Carter’s Inc.(a)	2,651	73,433
Coach Inc.	13,593	735,245
Crocs Inc.(a)	4,039	66,199
Deckers Outdoor Corp.(a)	1,809	132,763
Guess? Inc.	2,767	118,372
Hanesbrands Inc.(a)	4,310	99,216
Iconix Brand Group Inc.(a)	3,239	64,294
Jones Group Inc. (The)	3,888	49,339
Nike Inc. Class B	13,654	1,126,182
Phillips-Van Heusen Corp.	2,856	166,705
Polo Ralph Lauren Corp.	2,922	313,180
SKECHERS U.S.A. Inc. Class A(a)	1,650	33,941
Timberland Co. Class A(a)	2,025	54,128
VF Corp.	3,888	321,615
Warnaco Group Inc. (The)(a)	2,128	108,698
Wolverine World Wide Inc.	2,261	72,013

		3,535,323
AUTO MANUFACTURERS—0.73%
Ford Motor Co.(a)	153,640	2,450,558
General Motors Co.(a)	25,305	923,380
Navistar International Corp.(a)	2,438	158,104
Oshkosh Corp.(a)	4,081	154,711
PACCAR Inc.	16,627	939,259

		4,626,012
AUTO PARTS & EQUIPMENT—0.43%
ArvinMeritor Inc.(a)	4,149	90,697
BorgWarner Inc.(a)	5,196	350,210
Cooper Tire & Rubber Co.	2,876	65,745
Dana Holding Corp.(a)	6,604	118,344
Goodyear Tire & Rubber Co. (The)(a)	11,173	132,735
Johnson Controls Inc.	30,911	1,186,673
Lear Corp.(a)	2,312	244,217
Tenneco Inc.(a)(b)	2,805	115,931
TRW Automotive Holdings Corp.(a)	4,704	280,641
WABCO Holdings Inc.(a)	2,993	174,791

		2,759,984
BANKS—4.49%
Associated Banc-Corp	7,755	108,415
BancorpSouth Inc.	3,681	57,571
Bank of America Corp.	456,392	6,266,262
Bank of Hawaii Corp.	2,241	105,036
Bank of New York Mellon Corp. (The)	55,509	1,733,546
BB&T Corp.	31,457	869,472
BOK Financial Corp.	1,282	66,254
CapitalSource Inc.	14,454	111,585
Cathay General Bancorp	3,701	64,064
City National Corp.	2,199	127,080
Comerica Inc.	8,124	310,337
Commerce Bancshares Inc.	3,642	149,795
Cullen/Frost Bankers Inc.	2,601	150,286
East West Bancorp Inc.	6,846	148,627
F.N.B. Corp.	5,199	52,510
Fifth Third Bancorp	42,139	626,607
First Financial Bankshares Inc.	952	46,953
First Horizon National Corp.(a)	12,288	139,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

First Midwest Bancorp Inc.	3,052	35,678
FirstMerit Corp.	4,748	86,983
Fulton Financial Corp.	9,223	95,181
Glacier Bancorp Inc.	3,019	42,598
Hancock Holding Co.	1,447	47,462
Huntington Bancshares Inc.	39,548	286,328
IBERIABANK Corp.	1,236	70,106
International Bancshares Corp.(b)	2,553	48,430
KeyCorp	41,012	365,007
M&T Bank Corp.	5,171	447,136
Marshall & Ilsley Corp.	23,819	166,495
MB Financial Inc.	2,231	43,861
National Penn Bancshares Inc.	5,762	47,018
Northern Trust Corp.	10,956	569,493
Old National Bancorp	3,950	42,384
PacWest Bancorp	1,228	24,228
Park National Corp.	527	34,318
PNC Financial Services Group Inc. (The)(c)	24,147	1,448,820
Popular Inc.(a)	47,905	153,775
PrivateBancorp Inc.	2,353	36,166
Prosperity Bancshares Inc.	2,136	86,401
Regions Financial Corp.	58,458	415,052
Signature Bank(a)	1,905	99,517
State Street Corp.	23,163	1,082,175
Sterling Bancshares Inc.	4,381	38,859
SunTrust Banks Inc.	22,638	688,874
Susquehanna Bancshares Inc.	5,955	56,930
SVB Financial Group(a)	1,900	99,693
Synovus Financial Corp.	30,696	81,037
TCF Financial Corp.	6,375	95,243
TrustCo Bank Corp. NY	3,502	20,959
Trustmark Corp.	2,576	61,798
U.S. Bancorp	88,099	2,378,673
UMB Financial Corp.	1,568	63,739
Umpqua Holdings Corp.	5,245	57,538
United Bankshares Inc.	2,075	58,515
Valley National Bancorp	7,700	104,181
Webster Financial Corp.	3,242	74,177
Wells Fargo & Co.	228,866	7,419,836
Westamerica Bancorporation	1,314	65,700
Whitney Holding Corp.	4,330	57,632
Wintrust Financial Corp.	1,493	49,135
Zions Bancorporation	8,094	190,857

		28,571,611
BEVERAGES—2.02%
Brown-Forman Corp. Class A	846	56,217
Brown-Forman Corp. Class B NVS	4,103	272,234
Coca-Cola Co. (The)	97,775	6,145,159
Coca-Cola Enterprises Inc.	15,197	382,357
Constellation Brands Inc. Class A(a)	8,494	163,255
Dr Pepper Snapple Group Inc.	10,973	388,773
Green Mountain Coffee Roasters Inc.(a)	5,395	181,164
Hansen Natural Corp.(a)	3,313	187,648
Molson Coors Brewing Co. Class B NVS	7,332	343,651
PepsiCo Inc.	73,062	4,698,617

		12,819,075
BIOTECHNOLOGY—1.19%
Acorda Therapeutics Inc.(a)(b)	1,801	39,532
Alexion Pharmaceuticals Inc.(a)	4,090	342,824

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Amgen Inc.(a)	43,886	2,417,241
Bio-Rad Laboratories Inc. Class A(a)	887	96,577
Biogen Idec Inc.(a)	10,329	676,240
Celera Corp.(a)	3,911	24,189
Celgene Corp.(a)	21,050	1,084,706
Charles River Laboratories International Inc.(a)	3,141	120,457
Genzyme Corp.(a)	11,610	851,593
Human Genome Sciences Inc.(a)	8,824	214,070
Illumina Inc.(a)	5,664	392,742
Incyte Corp.(a)	5,244	77,297
Life Technologies Corp.(a)	8,451	458,805
Martek Biosciences Corp.(a)	1,607	50,476
Myriad Genetics Inc.(a)	4,449	88,802
Nektar Therapeutics(a)	4,642	52,037
PDL BioPharma Inc.	5,804	28,672
Regeneron Pharmaceuticals Inc.(a)	3,316	111,683
Savient Pharmaceuticals Inc.(a)	2,892	26,693
Talecris Biotherapeutics Holdings Corp.(a)	2,909	71,270
Vertex Pharmaceuticals Inc.(a)	9,322	362,533

		7,588,439
BUILDING MATERIALS—0.15%
Eagle Materials Inc.	1,971	57,159
Lennox International Inc.	2,395	117,690
Martin Marietta Materials Inc.	2,063	172,260
Masco Corp.	16,781	223,523
Owens Corning(a)	5,261	176,086
Quanex Building Products Corp.	1,889	36,817
Simpson Manufacturing Co. Inc.	1,739	51,735
Texas Industries Inc.	1,083	43,028
USG Corp.(a)(b)	3,090	50,120

		928,418
CHEMICALS—2.04%
A. Schulman Inc.	1,559	33,285
Air Products and Chemicals Inc.	9,073	791,619
Airgas Inc.	3,239	202,988
Albemarle Corp.	4,228	237,445
Ashland Inc.	3,323	192,933
Cabot Corp.	2,802	121,187
Celanese Corp. Series A	7,241	300,429
CF Industries Holdings Inc.	3,291	444,417
Cytec Industries Inc.	2,228	121,515
Dow Chemical Co. (The)	52,588	1,865,822
E.I. du Pont de Nemours and Co.	41,390	2,097,645
Eastman Chemical Co.	3,160	293,438
Ecolab Inc.	10,790	536,155
FMC Corp.	3,401	258,680
H.B. Fuller Co.	2,246	51,186
Huntsman Corp.	8,894	154,845
International Flavors & Fragrances Inc.	3,631	207,149
Intrepid Potash Inc.(a)(b)	2,022	73,075
Lubrizol Corp.	3,131	336,457
LyondellBasell Industries NV Class A(a)	15,762	566,486
Minerals Technologies Inc.	913	57,537
Mosaic Co. (The)	6,813	552,126
NewMarket Corp.	498	63,176
Olin Corp.	3,111	60,571
OM Group Inc.(a)	1,409	50,978
PPG Industries Inc.	7,582	639,011
Praxair Inc.	14,100	1,311,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Rockwood Holdings Inc.(a)	2,412	97,903
RPM International Inc.	5,954	139,502
Sensient Technologies Corp.	2,329	78,976
Sherwin-Williams Co. (The)	4,099	347,308
Sigma-Aldrich Corp.	4,895	311,567
Solutia Inc.(a)	5,814	136,164
Valspar Corp. (The)	4,322	161,513
W.R. Grace & Co.(a)	2,734	97,030

		12,991,982
COAL—0.40%
Alpha Natural Resources Inc.(a)	5,495	295,247
Arch Coal Inc.	7,613	260,745
CONSOL Energy Inc.	10,449	519,315
Massey Energy Co.	4,743	298,145
Patriot Coal Corp.(a)(b)	3,631	95,023
Peabody Energy Corp.	12,212	774,485
Walter Energy Inc.	2,464	320,985

		2,563,945
COMMERCIAL SERVICES—1.67%
Aaron’s Inc.	3,165	60,736
ABM Industries Inc.	1,927	49,524
Alliance Data Systems Corp.(a)(b)	2,455	173,667
Apollo Group Inc. Class A(a)	5,988	247,125
Arbitron Inc.	1,310	54,614
Avis Budget Group Inc.(a)	4,743	65,643
Career Education Corp.(a)	3,130	70,237
Chemed Corp.	1,023	63,661
Coinstar Inc.(a)	1,328	54,966
Convergys Corp.(a)	4,632	65,960
CoreLogic Inc.	5,284	105,944
Corporate Executive Board Co. (The)	1,588	61,710
Corrections Corp. of America(a)	4,825	119,708
Deluxe Corp.	2,374	58,044
DeVry Inc.	2,914	151,849
Emergency Medical Services Corp. Class A(a)	1,319	89,032
Equifax Inc.	5,741	205,069
Euronet Worldwide Inc.(a)	2,187	40,000
FTI Consulting Inc.(a)	2,186	79,723
Gartner Inc.(a)	3,571	126,485
Genpact Ltd.(a)	4,730	71,565
GEO Group Inc. (The)(a)	3,223	76,611
H&R Block Inc.	14,128	176,883
HealthSpring Inc.(a)	2,449	74,425
Hertz Global Holdings Inc.(a)	8,473	124,638
Hillenbrand Inc.	2,847	61,524
HMS Holdings Corp.(a)	1,132	72,833
Iron Mountain Inc.	8,431	205,632
ITT Educational Services Inc.(a)(b)	1,370	90,201
Lender Processing Services Inc.	4,415	140,132
Live Nation Entertainment Inc.(a)	6,859	71,334
Manpower Inc.	3,843	248,142
MasterCard Inc. Class A	4,792	1,133,356
McKesson Corp.	11,871	892,343
Monster Worldwide Inc.(a)	5,983	99,617
Moody’s Corp.	9,489	278,692
Morningstar Inc.	1,061	56,679
Navigant Consulting Inc.(a)	2,304	23,478
PAREXEL International Corp.(a)	2,720	63,131
Pharmaceutical Product Development Inc.	5,199	151,499
PHH Corp.(a)	2,253	53,824
Quanta Services Inc.(a)	9,808	232,744
R.R. Donnelley & Sons Co.	9,602	170,147

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Rent-A-Center Inc.	3,043	90,499
Resources Connection Inc.	2,118	42,445
Robert Half International Inc.	6,612	207,352
Rollins Inc.	3,571	67,813
SAIC Inc.(a)	17,043	282,402
Service Corp. International	11,471	99,454
Sotheby’s	3,103	125,051
Strayer Education Inc.	654	78,480
SuccessFactors Inc.(a)	3,392	98,775
TeleTech Holdings Inc.(a)	1,475	31,580
Towers Watson & Co. Class A	2,281	124,383
TrueBlue Inc.(a)	2,169	37,003
United Rentals Inc.(a)	3,030	80,749
Valassis Communications Inc.(a)	2,281	69,206
Verisk Analytics Inc. Class A(a)	5,592	189,177
Visa Inc. Class A	22,806	1,592,999
VistaPrint NV(a)	1,888	95,608
Weight Watchers International Inc.	1,594	61,847
Western Union Co.	30,494	618,418
Wright Express Corp.(a)	1,803	85,318

		10,591,686
COMPUTERS—6.14%
Accenture PLC Class A	29,137	1,499,681
Apple Inc.(a)	42,179	14,312,178
Brocade Communications Systems Inc.(a)	19,899	112,230
CACI International Inc. Class A(a)	1,430	79,351
Cadence Design Systems Inc.(a)	12,608	109,438
Cognizant Technology Solutions Corp. Class A(a)	13,642	995,184
Computer Sciences Corp.	7,069	376,707
Dell Inc.(a)	79,696	1,048,799
Diebold Inc.	3,014	92,409
DST Systems Inc.	1,812	86,179
Electronics For Imaging Inc.(a)	2,365	35,428
EMC Corp.(a)	93,981	2,339,187
FactSet Research Systems Inc.	2,025	204,120
Hewlett-Packard Co.	104,140	4,758,157
IHS Inc. Class A(a)	2,188	179,329
Insight Enterprises Inc.(a)	1,972	27,450
International Business Machines Corp.	57,061	9,243,882
Jack Henry & Associates Inc.	3,827	113,126
Lexmark International Inc. Class A(a)	3,616	125,982
Mentor Graphics Corp.(a)	4,589	58,441
MICROS Systems Inc.(a)	3,711	169,741
NCR Corp.(a)	7,333	120,261
NetApp Inc.(a)	16,267	890,293
Riverbed Technology Inc.(a)	6,652	238,607
SanDisk Corp.(a)	10,635	482,510
Seagate Technology PLC(a)	21,514	301,196
SRA International Inc. Class A(a)	2,077	55,414
Synaptics Inc.(a)	1,615	45,963
Synopsys Inc.(a)	6,749	183,100
Teradata Corp.(a)	7,684	330,335
Unisys Corp.(a)	1,790	50,711
Western Digital Corp.(a)	10,504	357,346

		39,022,735

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

COSMETICS & PERSONAL CARE—1.73%
Alberto-Culver Co.	4,157	154,848
Avon Products Inc.	19,666	556,744
Colgate-Palmolive Co.	22,240	1,707,365
Estee Lauder Companies Inc. (The) Class A	5,486	441,623
Procter & Gamble Co. (The)	128,566	8,116,372

		10,976,952
DISTRIBUTION & WHOLESALE—0.31%
Brightpoint Inc.(a)	3,043	27,615
Central European Distribution Corp.(a)	2,928	67,169
Fastenal Co.(b)	6,232	361,830
Genuine Parts Co.	7,327	379,172
Ingram Micro Inc. Class A(a)	6,873	135,673
LKQ Corp.(a)	6,605	159,577
Owens & Minor Inc.	2,988	88,236
Pool Corp.	2,327	56,732
Tech Data Corp.(a)	2,032	95,321
United Stationers Inc.(a)	1,139	70,937
W.W. Grainger Inc.	2,657	349,316
Watsco Inc.	1,039	65,166
WESCO International Inc.(a)	1,903	106,663

		1,963,407
DIVERSIFIED FINANCIAL SERVICES—5.12%
Affiliated Managers Group Inc.(a)	2,386	242,966
American Express Co.	49,045	2,127,572
Ameriprise Financial Inc.	11,561	712,736
BlackRock Inc.(c)	4,422	875,644
Capital One Financial Corp.	20,787	1,001,102
Charles Schwab Corp. (The)	44,427	801,907
CIT Group Inc.(a)	8,228	392,393
Citigroup Inc.(a)	1,330,951	6,415,184
CME Group Inc.	3,082	950,982
Discover Financial Services	25,229	519,465
E*TRADE Financial Corp.(a)	9,434	156,227
Eaton Vance Corp.	5,492	166,408
Federated Investors Inc. Class B(b)	4,827	130,715
Franklin Resources Inc.	7,009	845,636
Goldman Sachs Group Inc. (The)	19,775	3,235,586
Greenhill & Co. Inc.(b)	1,373	95,314
IntercontinentalExchange Inc.(a)	3,383	407,618
Invesco Ltd.	21,190	524,241
Investment Technology Group Inc.(a)	2,145	39,532
Janus Capital Group Inc.	8,391	108,328
Jefferies Group Inc.(b)	5,186	129,702
JPMorgan Chase & Co.	179,541	8,068,573
KBW Inc.	1,671	44,699
Knight Capital Group Inc. Class A(a)	4,373	60,610
Legg Mason Inc.	6,671	221,010
MF Global Holdings Ltd.(a)	6,789	56,213
Morgan Stanley	63,626	1,870,604
NASDAQ OMX Group Inc. (The)(a)	7,038	172,290
NYSE Euronext Inc.	12,099	384,869
optionsXpress Holdings Inc.	2,022	30,047
Piper Jaffray Companies Inc.(a)	887	37,077
Raymond James Financial Inc.	4,647	168,314
SLM Corp.(a)	21,998	316,991
Stifel Financial Corp.(a)	1,657	106,313
T. Rowe Price Group Inc.	11,949	787,678
TD Ameritrade Holding Corp.	10,930	223,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Waddell & Reed Financial Inc. Class A	3,970	143,396

		32,571,133
ELECTRIC—2.97%
AES Corp. (The)(a)	36,651	454,472
Allegheny Energy Inc.	7,888	203,353
ALLETE Inc.	1,313	48,463
Alliant Energy Corp.	5,200	193,232
Ameren Corp.	11,064	313,886
American Electric Power Co. Inc.	21,925	782,284
Avista Corp.	2,461	55,742
Black Hills Corp.	1,889	58,578
Calpine Corp.(a)	16,371	233,614
CenterPoint Energy Inc.	18,396	297,095
Cleco Corp.	2,801	87,559
CMS Energy Corp.	10,475	204,263
Consolidated Edison Inc.	13,418	669,692
Constellation Energy Group Inc.	8,436	272,061
Dominion Resources Inc.	26,920	1,172,097
DPL Inc.	5,652	147,969
DTE Energy Co.	7,634	353,149
Duke Energy Corp.	60,762	1,086,425
Dynegy Inc.(a)	4,912	30,896
Edison International	13,691	496,710
El Paso Electric Co.(a)	2,094	56,433
Entergy Corp.	8,665	625,353
Exelon Corp.	30,195	1,283,589
FirstEnergy Corp.	13,966	546,350
GenOn Energy Inc.(a)	35,652	147,599
Great Plains Energy Inc.	6,354	125,047
Hawaiian Electric Industries Inc.	4,194	104,431
IDACORP Inc.	2,259	84,419
Integrys Energy Group Inc.	3,611	171,848
ITC Holdings Corp.	2,398	157,549
MDU Resources Group Inc.	8,075	171,432
NextEra Energy Inc.	19,038	1,017,772
Northeast Utilities	8,191	269,648
NorthWestern Corp.	1,760	49,702
NRG Energy Inc.(a)	11,675	242,256
NSTAR	4,617	200,285
NV Energy Inc.	10,785	154,980
OGE Energy Corp.	4,309	197,740
Pepco Holdings Inc.	10,165	188,764
PG&E Corp.	17,883	827,625
Pinnacle West Capital Corp.	5,062	206,074
PNM Resources Inc.	3,742	48,758
Portland General Electric Co.	3,555	79,419
PPL Corp.	22,272	574,395
Progress Energy Inc.	13,390	601,479
Public Service Enterprise Group Inc.	23,377	758,116
SCANA Corp.	5,155	217,902
Southern Co.	37,797	1,421,923
TECO Energy Inc.	9,330	171,765
UniSource Energy Corp.	1,748	62,596
Westar Energy Inc.	5,102	130,101
Wisconsin Energy Corp.	5,298	319,416

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Xcel Energy Inc.	20,696	487,805

		18,864,111
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
American Superconductor Corp.(a)	1,885	51,404
AMETEK Inc.	7,338	299,244
Belden Inc.	2,243	77,967
Emerson Electric Co.	34,759	2,046,610
Energizer Holdings Inc.(a)	3,262	237,278
EnerSys Inc.(a)	1,982	65,049
General Cable Corp.(a)	2,473	91,526
GrafTech International Ltd.(a)	5,371	112,791
Hubbell Inc. Class B	2,423	148,385
Littelfuse Inc.	965	49,485
Molex Inc.	3,028	79,182
Molex Inc. Class A NVS	3,207	69,784
SunPower Corp. Class A(a)	2,492	33,492
SunPower Corp. Class B(a)	1,952	25,766

		3,387,963
ELECTRONICS—1.03%
Agilent Technologies Inc.(a)	16,111	673,923
Amphenol Corp. Class A	7,970	441,060
Arrow Electronics Inc.(a)	5,245	198,261
Avnet Inc.(a)	7,106	253,116
AVX Corp.	2,489	39,028
Benchmark Electronics Inc.(a)	3,137	59,572
Brady Corp. Class A	2,301	75,358
Checkpoint Systems Inc.(a)	1,839	38,012
Cymer Inc.(a)	1,378	66,957
Dionex Corp.(a)	746	88,013
Dolby Laboratories Inc. Class A(a)	2,476	147,817
Flextronics International Ltd.(a)(b)	35,376	282,654
FLIR Systems Inc.(a)	7,470	231,869
Garmin Ltd.(b)	5,076	156,493
Gentex Corp.	6,375	204,446
Itron Inc.(a)	1,867	108,323
Jabil Circuit Inc.	9,164	185,204
Mettler-Toledo International Inc.(a)	1,556	232,140
National Instruments Corp.	2,887	122,149
PerkinElmer Inc.	5,463	139,744
Plexus Corp.(a)	1,880	50,835
Thermo Fisher Scientific Inc.(a)	18,801	1,076,733
Thomas & Betts Corp.(a)	2,309	118,660
Trimble Navigation Ltd.(a)	5,538	255,191
Tyco Electronics Ltd.	20,321	736,230
Vishay Intertechnology Inc.(a)	7,897	130,300
Waters Corp.(a)	4,287	327,484
Woodward Governor Co.	2,711	91,428

		6,531,000
ENERGY - ALTERNATE SOURCES—0.08%
Covanta Holding Corp.	6,156	104,159
First Solar Inc.(a)(b)	2,558	395,416

		499,575
ENGINEERING & CONSTRUCTION—0.34%
AECOM Technology Corp.(a)	4,500	131,715
EMCOR Group Inc.(a)	3,017	91,355
Fluor Corp.	8,263	571,717
Foster Wheeler AG(a)	5,487	201,976
Granite Construction Inc.	1,651	42,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Insituform Technologies Inc. Class A(a)	1,883	51,801
Jacobs Engineering Group Inc.(a)	5,744	295,069
KBR Inc.	6,990	224,379
McDermott International Inc.(a)	10,569	219,624
Shaw Group Inc. (The)(a)	3,722	140,580
URS Corp.(a)	3,844	170,866

		2,141,744
ENTERTAINMENT—0.13%
Bally Technologies Inc.(a)	2,580	105,599
DreamWorks Animation SKG Inc. Class A(a)	2,920	81,964
International Game Technology	13,897	238,612
International Speedway Corp. Class A	1,337	38,679
Madison Square Garden Inc. Class A(a)	2,947	74,323
Penn National Gaming Inc.(a)	3,218	114,979
Pinnacle Entertainment Inc.(a)	2,718	40,988
Regal Entertainment Group Class A	3,805	46,269
Scientific Games Corp. Class A(a)	3,153	32,539
Vail Resorts Inc.(a)	1,691	81,253

		855,205
ENVIRONMENTAL CONTROL—0.34%
Calgon Carbon Corp.(a)	2,568	36,620
Clean Harbors Inc.(a)	1,083	97,513
Darling International Inc.(a)	3,791	51,368
Mine Safety Appliances Co.	1,495	46,614
Nalco Holding Co.	5,914	180,140
Republic Services Inc.	14,460	445,946
Stericycle Inc.(a)	3,973	311,841
Tetra Tech Inc.(a)	2,797	64,737
Waste Connections Inc.	5,215	151,079
Waste Management Inc.	20,490	775,956

		2,161,814
FOOD—1.63%
Campbell Soup Co.	9,712	331,568
Chiquita Brands International Inc.(a)	2,203	33,970
ConAgra Foods Inc.	19,848	443,206
Corn Products International Inc.	3,394	156,565
Dean Foods Co.(a)	8,316	84,407
Del Monte Foods Co.	9,147	173,427
Flowers Foods Inc.	4,045	102,055
Fresh Del Monte Produce Inc.	1,867	49,382
General Mills Inc.	27,875	969,492
H.J. Heinz Co.	14,673	696,968
Hain Celestial Group Inc.(a)	2,047	54,512
Hershey Co. (The)	7,233	337,709
Hormel Foods Corp.	3,417	168,800
J.M. Smucker Co. (The)	5,481	340,699
Kellogg Co.	11,525	579,708
Kraft Foods Inc. Class A	73,788	2,255,699
Kroger Co. (The)	27,227	582,658
McCormick & Co. Inc. NVS	5,109	225,818
Ralcorp Holdings Inc.(a)	2,457	150,368
Ruddick Corp.	1,961	66,086
Safeway Inc.	17,143	354,689
Sara Lee Corp.	27,820	472,105
Smithfield Foods Inc.(a)	7,191	143,173
SUPERVALU Inc.	9,542	69,561
Sysco Corp.	27,125	790,422

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Tootsie Roll Industries Inc.	1,104	30,537
TreeHouse Foods Inc.(a)	1,538	73,593
Tyson Foods Inc. Class A	14,062	231,320
United Natural Foods Inc.(a)	1,818	67,266
Whole Foods Market Inc.	6,304	325,980

		10,361,743
FOREST PRODUCTS & PAPER—0.38%
Domtar Corp.	1,927	169,441
International Paper Co.	18,751	541,529
Louisiana-Pacific Corp.(a)	5,463	54,849
MeadWestvaco Corp.	7,961	227,923
Plum Creek Timber Co. Inc.(b)	7,583	317,500
Potlatch Corp.	1,834	68,133
Rayonier Inc.(b)	3,676	217,656
Rock-Tenn Co. Class A	1,760	117,480
Temple-Inland Inc.	4,931	118,295
Weyerhaeuser Co.	24,782	574,447

		2,407,253
GAS—0.39%
AGL Resources Inc.	3,591	131,790
Atmos Energy Corp.	4,278	139,463
Energen Corp.	3,335	186,426
Laclede Group Inc. (The)	961	36,518
National Fuel Gas Co.	3,146	214,998
New Jersey Resources Corp.	1,992	83,584
Nicor Inc.	2,105	106,239
NiSource Inc.	12,803	238,392
Northwest Natural Gas Co.	1,279	56,992
Piedmont Natural Gas Co.	3,217	90,269
Sempra Energy	10,273	534,915
South Jersey Industries Inc.	1,353	70,681
Southern Union Co.	5,307	141,803
Southwest Gas Corp.	2,032	75,672
UGI Corp.	5,078	159,195
Vectren Corp.	3,832	101,510
WGL Holdings Inc.	2,388	86,111

		2,454,558
HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	3,700	150,220
Lincoln Electric Holdings Inc.	2,053	139,029
Regal Beloit Corp.	1,659	110,722
Snap-on Inc.	2,651	150,126
Stanley Black & Decker Inc.	7,699	559,563

		1,109,660
HEALTH CARE - PRODUCTS—3.30%
Alcon Inc.	3,502	570,336
Alere Inc.(a)	3,872	151,666
American Medical Systems Holdings Inc.(a)	3,335	65,099
Baxter International Inc.	26,861	1,302,490
Beckman Coulter Inc.	3,255	234,393
Becton, Dickinson and Co.	10,116	839,122
Boston Scientific Corp.(a)	68,852	480,587
C.R. Bard Inc.	4,324	407,969
CareFusion Corp.(a)	10,254	263,835
Cepheid Inc.(a)(b)	2,854	67,811
Cooper Companies Inc. (The)	2,111	121,045
Covidien PLC	22,972	1,090,481

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

DENTSPLY International Inc.	6,679	236,971
Edwards Lifesciences Corp.(a)	5,089	428,952
Gen-Probe Inc.(a)	2,330	146,534
Haemonetics Corp.(a)	1,176	69,784
Henry Schein Inc.(a)	4,220	277,085
Hill-Rom Holdings Inc.	2,887	116,837
Hologic Inc.(a)	12,059	240,215
IDEXX Laboratories Inc.(a)	2,609	187,065
Immucor Inc.(a)	2,612	51,639
Intuitive Surgical Inc.(a)	1,827	589,957
Invacare Corp.	1,416	39,138
Johnson & Johnson	127,031	7,592,643
Kinetic Concepts Inc.(a)	2,924	134,884
Masimo Corp.	2,370	71,041
Medtronic Inc.	49,889	1,911,746
NuVasive Inc.(a)(b)	1,758	49,127
Patterson Companies Inc.	4,882	161,399
PSS World Medical Inc.(a)	2,771	66,033
ResMed Inc.(a)(b)	7,088	223,201
Sirona Dental Systems Inc.(a)	1,867	81,793
St. Jude Medical Inc.(a)	15,823	640,831
Steris Corp.	2,547	88,687
Stryker Corp.	14,019	806,934
TECHNE Corp.	1,736	119,697
Thoratec Corp.(a)	2,635	62,160
Varian Medical Systems Inc.(a)	5,543	374,540
West Pharmaceutical Services Inc.	1,547	61,865
Zimmer Holdings Inc.(a)	9,423	557,465

		20,983,057
HEALTH CARE - SERVICES—1.18%
Aetna Inc.	19,253	634,194
Amedisys Inc.(a)	1,299	44,283
AMERIGROUP Corp.(a)	2,456	128,621
Brookdale Senior Living Inc.(a)	4,795	104,771
Centene Corp.(a)	2,193	60,790
Community Health Systems Inc.(a)	4,354	152,912
Covance Inc.(a)(b)	2,966	167,223
Coventry Health Care Inc.(a)	6,911	207,123
DaVita Inc.(a)	4,659	344,067
Health Management Associates Inc. Class A(a)	11,256	102,430
Health Net Inc.(a)	4,575	130,525
HealthSouth Corp.(a)	4,415	99,867
Humana Inc.(a)	7,669	444,572
Laboratory Corp. of America Holdings(a)	4,678	420,599
LifePoint Hospitals Inc.(a)	2,497	87,894
Lincare Holdings Inc.	4,352	117,721
Magellan Health Services Inc.(a)	1,498	72,518
MEDNAX Inc.(a)	2,077	137,393
Quest Diagnostics Inc.	6,535	372,168
Tenet Healthcare Corp.(a)	22,092	146,912
UnitedHealth Group Inc.	51,806	2,126,636
Universal Health Services Inc. Class B	4,219	177,620
WellCare Health Plans Inc.(a)	1,944	58,126
WellPoint Inc.(a)	18,314	1,137,666

		7,476,631

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	8,949	291,021

		291,021
HOME BUILDERS—0.15%
D.R. Horton Inc.	13,108	162,408
KB Home	3,515	52,162
Lennar Corp. Class A	7,075	136,972
M.D.C. Holdings Inc.	1,660	51,311
NVR Inc.(a)	265	202,725
Pulte Group Inc.(a)	15,719	124,023
Ryland Group Inc.	1,926	34,283
Thor Industries Inc.	1,724	64,064
Toll Brothers Inc.(a)	6,223	125,953

		953,901
HOME FURNISHINGS—0.09%
Harman International Industries Inc.(a)	3,138	135,938
Tempur-Pedic International Inc.(a)	2,879	125,640
TiVo Inc.(a)	5,044	48,775
Whirlpool Corp.	3,431	293,351

		603,704
HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	4,811	202,495
Church & Dwight Co. Inc.	3,265	224,665
Clorox Co. (The)	6,453	405,829
Fortune Brands Inc.	6,997	431,575
Fossil Inc.(a)	2,140	152,047
Jarden Corp.	4,164	141,160
Kimberly-Clark Corp.	18,765	1,214,658
Scotts Miracle-Gro Co. (The) Class A	2,077	107,319
Tupperware Brands Corp.	2,884	131,943
WD-40 Co.	788	31,023

		3,042,714
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	13,134	252,830
Toro Co. (The)	1,343	81,681

		334,511
INSURANCE—3.56%
ACE Ltd.	15,598	960,681
Aflac Inc.	21,285	1,225,590
Alleghany Corp.(a)	341	105,294
Allied World Assurance Co. Holdings Ltd.	1,682	101,475
Allstate Corp. (The)	22,948	714,601
American Financial Group Inc.	3,671	119,418
American International Group Inc.(a)(b)	5,759	232,376
American National Insurance Co.	647	53,947
Aon Corp.	13,517	618,268
Arch Capital Group Ltd.(a)	2,293	202,357
Argo Group International Holdings Ltd.	1,464	52,148
Arthur J. Gallagher & Co.	4,707	139,704
Aspen Insurance Holdings Ltd.	3,172	95,319
Assurant Inc.	4,846	190,109
Assured Guaranty Ltd.	7,823	113,121

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Axis Capital Holdings Ltd.	5,453	194,018
Berkshire Hathaway Inc. Class B(a)	43,365	3,545,089
Brown & Brown Inc.	5,353	132,540
Chubb Corp. (The)	14,042	813,453
CIGNA Corp.	12,719	534,452
Cincinnati Financial Corp.	7,093	227,260
CNO Financial Group Inc.(a)	9,428	59,679
Delphi Financial Group Inc. Class A	2,171	62,481
Endurance Specialty Holdings Ltd.(b)	2,237	103,998
Erie Indemnity Co. Class A	1,304	86,612
Everest Re Group Ltd.	2,462	207,497
Fidelity National Financial Inc. Class A	10,797	145,220
First American Financial Corp.	4,497	69,748
Genworth Financial Inc. Class A(a)	22,486	305,135
Hanover Insurance Group Inc. (The)	2,063	97,580
Hartford Financial Services Group Inc. (The)	20,581	571,740
HCC Insurance Holdings Inc.	5,282	159,939
Horace Mann Educators Corp.	1,772	30,620
Lincoln National Corp.	14,657	422,708
Loews Corp.	15,717	629,466
Markel Corp.(a)	450	181,125
Marsh & McLennan Companies Inc.	25,071	698,979
MBIA Inc.(a)(b)	7,621	81,545
Mercury General Corp.	1,279	54,294
MetLife Inc.	32,085	1,468,530
MGIC Investment Corp.(a)	9,234	77,473
Montpelier Re Holdings Ltd.	2,833	56,235
Old Republic International Corp.	11,130	136,120
PartnerRe Ltd.	3,298	270,040
Platinum Underwriters Holdings Ltd.	1,736	76,731
Principal Financial Group Inc.	13,547	443,935
ProAssurance Corp.(a)	1,342	78,735
Progressive Corp. (The)	28,827	571,063
Protective Life Corp.	4,127	113,781
Prudential Financial Inc.	22,295	1,371,365
Radian Group Inc.	6,110	43,870
Reinsurance Group of America Inc.	3,421	196,913
RenaissanceRe Holdings Ltd.	2,462	161,556
RLI Corp.	731	39,379
Selective Insurance Group Inc.	2,567	45,641
StanCorp Financial Group Inc.	2,123	94,707
Torchmark Corp.	3,623	225,713
Tower Group Inc.	1,878	48,903
Transatlantic Holdings Inc.	2,912	149,822
Travelers Companies Inc. (The)	21,145	1,189,618
Unitrin Inc.	2,050	55,166
Unum Group	14,855	370,484
Validus Holdings Ltd.	3,560	108,224
W.R. Berkley Corp.	5,710	161,308
White Mountains Insurance Group Ltd.	313	106,420
Willis Group Holdings PLC(b)	7,842	294,702
XL Group PLC	14,857	340,522

		22,636,542
INTERNET—2.81%
AboveNet Inc.	1,041	62,002
Akamai Technologies Inc.(a)	8,451	408,352
Amazon.com Inc.(a)	15,928	2,702,026
AOL Inc.(a)	4,897	115,177
Ariba Inc.(a)	4,219	118,512
Check Point Software Technologies Ltd.(a)	7,790	347,044
Digital River Inc.(a)	1,850	58,719

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

EarthLink Inc.	4,957	42,283
eBay Inc.(a)	51,561	1,565,392
Equinix Inc.(a)	2,040	180,377
Expedia Inc.	9,379	235,976
F5 Networks Inc.(a)	3,673	398,080
Google Inc. Class A(a)	11,409	6,849,507
GSI Commerce Inc.(a)	2,555	58,867
IAC/InterActiveCorp(a)	3,677	104,022
j2 Global Communications Inc.(a)	2,063	56,939
Liberty Media Corp. - Liberty Interactive Group Series A(a)	26,239	415,626
McAfee Inc.(a)	7,051	337,743
Netflix Inc.(a)	2,081	445,500
Priceline.com Inc.(a)	2,212	947,886
Rackspace Hosting Inc.(a)	4,781	160,211
Symantec Corp.(a)	36,584	644,244
TIBCO Software Inc.(a)	7,319	160,872
United Online Inc.	3,851	27,227
ValueClick Inc.(a)	3,991	55,914
VeriSign Inc.	8,009	269,503
WebMD Health Corp.(a)	2,711	141,731
Websense Inc.(a)	1,867	35,772
Yahoo! Inc.(a)	57,866	932,800

		17,878,304
IRON & STEEL—0.37%
AK Steel Holding Corp.	5,011	79,675
Allegheny Technologies Inc.	4,280	279,013
Carpenter Technology Corp.	2,124	87,403
Cliffs Natural Resources Inc.	6,271	535,920
Nucor Corp.	12,908	592,606
Reliance Steel & Aluminum Co.	3,473	181,603
Schnitzer Steel Industries Inc. Class A	1,003	61,885
Steel Dynamics Inc.	10,099	183,802
United States Steel Corp.	6,557	378,142

		2,380,049
LEISURE TIME—0.31%
Brunswick Corp.	3,928	78,246
Callaway Golf Co.	3,064	22,521
Carnival Corp.	18,923	846,047
Harley-Davidson Inc.	10,816	428,855
Interval Leisure Group Inc.(a)	1,869	29,287
Life Time Fitness Inc.(a)	1,914	76,330
Polaris Industries Inc.	1,486	114,303
Royal Caribbean Cruises Ltd.(a)	6,257	280,939
WMS Industries Inc.(a)	2,753	115,488

		1,992,016
LODGING—0.50%
Boyd Gaming Corp.(a)	2,557	27,718
Choice Hotels International Inc.	1,451	55,037
Gaylord Entertainment Co.(a)	1,659	55,311
Hyatt Hotels Corp. Class A(a)	1,575	76,529
Las Vegas Sands Corp.(a)	20,737	964,063
Marriott International Inc. Class A	14,527	573,671
MGM Resorts International(a)	14,732	218,476
Orient-Express Hotels Ltd. Class A(a)	3,685	44,810
Starwood Hotels & Resorts Worldwide Inc.	8,053	474,885
Wyndham Worldwide Corp.	8,338	234,548

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Wynn Resorts Ltd.	4,037	469,624

		3,194,672
MACHINERY—1.31%
AGCO Corp.(a)	4,304	218,213
Astec Industries Inc.(a)	778	23,418
Babcock & Wilcox Co. (The)(a)	5,284	154,557
Briggs & Stratton Corp.	2,234	44,613
Bucyrus International Inc.	3,454	313,485
Caterpillar Inc.	26,053	2,527,401
Cognex Corp.	1,772	55,534
Cummins Inc.	8,191	867,263
Deere & Co.	19,287	1,753,188
Flowserve Corp.	2,514	314,225
Gardner Denver Inc.	2,398	172,992
Graco Inc.	2,738	116,310
IDEX Corp.	3,763	149,241
Intermec Inc.(a)	2,196	24,946
Joy Global Inc.	4,743	413,495
Manitowoc Co. Inc. (The)	5,914	79,425
Middleby Corp. (The)(a)	868	71,011
Nordson Corp.	1,435	132,465
Rockwell Automation Inc.	6,581	533,127
Terex Corp.(a)	5,003	162,247
Wabtec Corp.	2,218	120,216
Zebra Technologies Corp. Class A(a)	2,714	105,575

		8,352,947
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	1,327	48,197

		48,197
MANUFACTURING—3.82%
3M Co.	29,906	2,629,336
A.O. Smith Corp.	1,725	73,847
Actuant Corp. Class A	3,058	84,798
Acuity Brands Inc.	2,043	112,774
AptarGroup Inc.	2,941	141,344
Brink’s Co. (The)	2,161	58,347
Carlisle Companies Inc.	2,824	106,493
Ceradyne Inc.(a)	1,172	41,524
CLARCOR Inc.	2,113	91,239
Cooper Industries PLC	7,697	471,518
Crane Co.	2,373	105,385
Danaher Corp.	23,114	1,064,631
Donaldson Co. Inc.	3,320	194,552
Dover Corp.	8,550	548,055
Eastman Kodak Co.(a)	12,103	44,297
Eaton Corp.	7,722	833,667
ESCO Technologies Inc.	1,229	44,588
General Electric Co.	490,061	9,869,829
Harsco Corp.	3,765	121,497
Hexcel Corp.(a)	4,569	86,902
Honeywell International Inc.	32,636	1,827,942
Illinois Tool Works Inc.	19,790	1,058,567
Ingersoll-Rand PLC	14,857	701,250
ITT Corp.	8,450	497,874
Lancaster Colony Corp.	916	50,902
Leggett & Platt Inc.	6,713	151,244
Matthews International Corp. Class A	1,421	50,360

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Pall Corp.	5,206	288,464
Parker Hannifin Corp.	7,359	657,968
Pentair Inc.	4,551	164,610
Roper Industries Inc.	4,379	340,205
SPX Corp.	2,315	181,450
Teleflex Inc.	1,855	106,329
Textron Inc.	12,575	330,597
Trinity Industries Inc.	3,730	104,030
Tyco International Ltd.	22,781	1,021,272

		24,257,687
MEDIA—2.63%
Cablevision NY Group Class A	11,503	389,377
CBS Corp. Class B NVS	28,981	574,693
Comcast Corp. Class A	94,753	2,155,631
Comcast Corp. Class A Special	33,094	709,535
CTC Media Inc.	2,324	51,384
DIRECTV Class A(a)	38,407	1,628,073
Discovery Communications Inc. Series A(a)	6,276	244,764
Discovery Communications Inc. Series C(a)	6,493	220,502
DISH Network Corp. Class A(a)	9,216	194,550
Gannett Co. Inc.	10,824	159,546
John Wiley & Sons Inc. Class A	2,248	103,296
Liberty Global Inc. Series A(a)	5,234	212,291
Liberty Global Inc. Series C(a)	5,324	203,749
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,346	219,698
Liberty Media Corp. - Liberty Starz Group Series A(a)	2,310	154,008
McGraw-Hill Companies Inc. (The)	14,172	552,425
Meredith Corp.	1,651	55,639
New York Times Co. (The) Class A(a)	4,394	44,423
News Corp. Class A NVS	82,869	1,244,692
News Corp. Class B	19,974	331,169
Scholastic Corp.	891	26,489
Scripps Networks Interactive Inc. Class A	4,144	192,696
Time Warner Cable Inc.	16,277	1,104,069
Time Warner Inc.	51,771	1,628,198
Viacom Inc. Class B NVS	25,626	1,064,760
Walt Disney Co. (The)	81,466	3,166,583
Washington Post Co. (The) Class B	257	110,086

		16,742,326
METAL FABRICATE & HARDWARE—0.23%
Commercial Metals Co.	5,295	88,533
Kaydon Corp.	1,572	60,852
Mueller Industries Inc.	1,699	55,557
Mueller Water Products Inc. Class A	6,899	27,596
Precision Castparts Corp.	6,530	933,725
Timken Co. (The)	3,514	165,228
Valmont Industries Inc.	1,001	93,033
Worthington Industries Inc.	2,935	55,765

		1,480,289
MINING—0.90%
Alcoa Inc.	46,437	769,461
Allied Nevada Gold Corp.(a)	3,772	99,732
Coeur d’Alene Mines Corp.(a)	3,787	88,540
Compass Minerals International Inc.	1,514	139,091
Freeport-McMoRan Copper & Gold Inc.	21,673	2,356,939
Hecla Mining Co.(a)	11,156	100,404
Kaiser Aluminum Corp.	783	37,357

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Newmont Mining Corp.	22,175	1,221,177
Royal Gold Inc.	2,440	113,216
RTI International Metals Inc.(a)	1,423	41,110
Southern Copper Corp.	9,829	440,536
Titanium Metals Corp.(a)	4,023	75,834
USEC Inc.(a)(b)	4,939	27,411
Vulcan Materials Co.(b)	5,250	223,440

		5,734,248
OFFICE & BUSINESS EQUIPMENT—0.14%
Pitney Bowes Inc.	9,669	234,763
Xerox Corp.	62,762	666,533

		901,296
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,501	60,349
HNI Corp.	1,780	54,005

		114,354
OIL & GAS—9.18%
Anadarko Petroleum Corp.	22,763	1,754,572
Apache Corp.	16,790	2,004,054
Atlas Energy Inc.(a)	3,656	161,961
Atwood Oceanics Inc.(a)	2,651	107,153
Berry Petroleum Co. Class A	2,203	102,814
Bill Barrett Corp.(a)	1,940	79,501
Brigham Exploration Co.(a)	5,224	154,683
Cabot Oil & Gas Corp.	4,834	201,239
Carrizo Oil & Gas Inc.(a)	1,261	42,685
Chesapeake Energy Corp.	29,752	878,577
Chevron Corp.	92,068	8,740,015
Cimarex Energy Co.	3,801	395,798
Comstock Resources Inc.(a)	2,195	60,801
Concho Resources Inc.(a)	4,343	418,014
ConocoPhillips	63,696	4,551,716
Continental Resources Inc.(a)	1,407	90,343
Denbury Resources Inc.(a)	18,485	376,170
Devon Energy Corp.	18,866	1,673,226
Diamond Offshore Drilling Inc.	3,065	219,791
EOG Resources Inc.	11,633	1,237,635
EQT Corp.	6,752	325,379
EXCO Resources Inc.	7,995	160,540
Exxon Mobil Corp.	231,817	18,702,996
Forest Oil Corp.(a)	5,199	201,721
Frontier Oil Corp.(a)	4,724	98,259
Helmerich & Payne Inc.	4,548	267,104
Hess Corp.	13,610	1,144,873
Holly Corp.	2,036	99,907
Marathon Oil Corp.	32,764	1,497,315
Murphy Oil Corp.	8,638	572,699
Nabors Industries Ltd.(a)	13,254	323,398
Newfield Exploration Co.(a)	6,144	449,556
Noble Corp.	11,953	457,202
Noble Energy Inc.	7,998	728,618
Occidental Petroleum Corp.	37,169	3,593,499
Parker Drilling Co.(a)	5,423	23,536
Patterson-UTI Energy Inc.	7,240	168,982
Penn Virginia Corp.	2,162	37,576
Petrohawk Energy Corp.(a)	14,001	280,720
Pioneer Natural Resources Co.	4,279	407,190
Plains Exploration & Production Co.(a)	6,455	228,507
Pride International Inc.(a)	7,358	239,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

QEP Resources Inc.	8,008	325,445
Quicksilver Resources Inc.(a)	5,511	82,720
Range Resources Corp.	7,308	364,450
Rosetta Resources Inc.(a)	2,456	98,117
Rowan Companies Inc.(a)	5,855	200,709
SandRidge Energy Inc.(a)	16,773	124,791
SM Energy Co.	2,896	180,015
Southwestern Energy Co.(a)	15,940	629,630
Sunoco Inc.	5,547	235,470
Swift Energy Co.(a)	2,021	86,216
Tesoro Corp.(a)	6,328	121,814
Transocean Ltd.(a)	14,664	1,172,094
Ultra Petroleum Corp.(a)	7,099	338,835
Unit Corp.(a)	2,161	110,643
Valero Energy Corp.	25,757	653,198
Whiting Petroleum Corp.(a)	2,707	341,840

		58,325,447
OIL & GAS SERVICES—2.21%
Baker Hughes Inc.	19,607	1,343,276
Cameron International Corp.(a)	11,229	598,506
CARBO Ceramics Inc.	950	109,402
Complete Production Services Inc.(a)	3,207	89,604
Core Laboratories NV(b)	2,010	183,433
Dresser-Rand Group Inc.(a)	3,777	173,478
Dril-Quip Inc.(a)	1,436	110,744
Exterran Holdings Inc.(a)	2,998	74,380
FMC Technologies Inc.(a)	5,445	511,830
Global Industries Ltd.(a)	5,003	40,099
Halliburton Co.	41,808	1,881,360
Helix Energy Solutions Group Inc.(a)	4,542	56,321
Key Energy Services Inc.(a)	6,010	79,993
Lufkin Industries Inc.	1,396	93,141
National Oilwell Varco Inc.	19,263	1,423,536
Oceaneering International Inc.(a)	2,426	187,360
Oil States International Inc.(a)	2,329	157,813
Schlumberger Ltd.	62,660	5,576,113
SEACOR Holdings Inc.	1,022	108,015
Superior Energy Services Inc.(a)	3,687	129,487
Tetra Technologies Inc.(a)	3,698	41,972
Tidewater Inc.	2,416	143,728
Weatherford International Ltd.(a)	33,816	802,115
World Fuel Services Corp.	3,117	117,012

		14,032,718
PACKAGING & CONTAINERS—0.27%
Ball Corp.	4,219	300,097
Bemis Co. Inc.	5,041	164,085
Crown Holdings Inc.(a)	7,451	248,565
Greif Inc. Class A	1,114	70,238
Owens-Illinois Inc.(a)	7,505	221,322
Packaging Corp. of America	4,807	135,798
Sealed Air Corp.	7,381	196,999
Silgan Holdings Inc.	2,304	86,008
Smurfit-Stone Container Corp.(a)	4,262	159,186
Sonoco Products Co.	4,600	163,530

		1,745,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

PHARMACEUTICALS—4.55%
Abbott Laboratories	70,604	3,188,477
Alkermes Inc.(a)	4,516	58,301
Allergan Inc.	14,211	1,003,439
AmerisourceBergen Corp.	12,578	451,047
Amylin Pharmaceuticals Inc.(a)	5,990	96,918
Auxilium Pharmaceuticals Inc.(a)	2,100	47,649
BioMarin Pharmaceutical Inc.(a)	4,760	120,999
Bristol-Myers Squibb Co.	79,178	1,993,702
Cardinal Health Inc.	16,056	666,484
Catalyst Health Solutions Inc.(a)	1,784	77,426
Cephalon Inc.(a)	3,472	205,126
Cubist Pharmaceuticals Inc.(a)	2,621	57,505
Dendreon Corp.(a)	6,737	236,064
Eli Lilly and Co.	45,106	1,568,336
Endo Pharmaceuticals Holdings Inc.(a)	4,610	153,144
Express Scripts Inc.(a)	23,217	1,307,814
Forest Laboratories Inc.(a)	13,365	431,155
Gilead Sciences Inc.(a)	38,563	1,480,048
Herbalife Ltd.	2,721	177,763
Hospira Inc.(a)	7,653	422,675
Isis Pharmaceuticals Inc.(a)	4,423	40,249
Mead Johnson Nutrition Co. Class A	9,350	542,019
Medco Health Solutions Inc.(a)	19,545	1,192,636
Medicis Pharmaceutical Corp. Class A	2,676	68,051
Merck & Co. Inc.	141,154	4,682,078
Mylan Inc.(a)	20,082	465,099
Omnicare Inc.	5,591	144,919
Onyx Pharmaceuticals Inc.(a)	2,735	96,504
Par Pharmaceutical Companies Inc.(a)	1,548	55,295
Perrigo Co.	3,861	280,849
Pfizer Inc.	369,949	6,740,471
Salix Pharmaceuticals Ltd.(a)	2,222	91,035
Theravance Inc.(a)	2,667	56,114
United Therapeutics Corp.(a)	2,221	150,984
VCA Antech Inc.(a)	3,915	89,732
Warner Chilcott PLC Class A	5,402	129,594
Watson Pharmaceuticals Inc.(a)	6,133	334,371

		28,904,072
PIPELINES—0.38%
El Paso Corp.	32,757	520,181
ONEOK Inc.	4,491	264,475
Questar Corp.	8,008	139,579
Spectra Energy Corp.	29,752	780,395
Williams Companies Inc. (The)	26,526	715,937

		2,420,567
REAL ESTATE—0.15%
Brookfield Properties Corp.	12,198	214,563
CB Richard Ellis Group Inc. Class A(a)	13,524	300,098
Forest City Enterprises Inc. Class A(a)(b)	5,651	95,558
Forestar Group Inc.(a)	1,646	30,714
Jones Lang LaSalle Inc.	1,920	170,189
St. Joe Co. (The)(a)(b)	4,311	118,164

		929,286
REAL ESTATE INVESTMENT TRUSTS—2.34%
Alexandria Real Estate Equities Inc.	2,569	197,916
AMB Property Corp.	7,859	263,669
American Campus Communities Inc.(b)	2,917	94,336
Annaly Capital Management Inc.	31,932	569,348
Apartment Investment and Management Co. Class A	5,591	142,906
AvalonBay Communities Inc.	3,922	454,678
BioMed Realty Trust Inc.	5,919	105,654

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Boston Properties Inc.	6,299	594,437
Brandywine Realty Trust	5,834	67,674
BRE Properties Inc.	2,875	128,369
Camden Property Trust	2,991	165,791
CBL & Associates Properties Inc.	6,284	107,205
Chimera Investment Corp.	46,710	196,182
Colonial Properties Trust	3,119	59,854
CommonWealth REIT	3,490	93,078
Corporate Office Properties Trust	2,746	100,366
DCT Industrial Trust Inc.	9,580	53,073
Developers Diversified Realty Corp.	8,907	121,135
DiamondRock Hospitality Co.(a)	6,527	79,173
Digital Realty Trust Inc.(b)	4,210	229,024
Douglas Emmett Inc.	5,189	95,633
Duke Realty Corp.	11,397	156,139
DuPont Fabros Technology Inc.(b)	2,604	59,684
EastGroup Properties Inc.	1,182	51,523
Entertainment Properties Trust	2,264	104,212
Equity Lifestyle Properties Inc.	1,415	80,485
Equity Residential	13,116	710,756
Essex Property Trust Inc.	1,465	169,940
Federal Realty Investment Trust	2,752	221,343
Franklin Street Properties Corp.	3,296	49,407
General Growth Properties Inc.(a)	18,257	270,386
Hatteras Financial Corp.	2,578	73,679
HCP Inc.	16,651	617,586
Health Care REIT Inc.	6,716	329,621
Healthcare Realty Trust Inc.	3,218	67,578
Highwoods Properties Inc.	2,954	96,803
Home Properties Inc.	1,734	96,549
Hospitality Properties Trust	5,665	140,889
Host Hotels & Resorts Inc.	30,515	564,833
Kilroy Realty Corp.	2,369	90,354
Kimco Realty Corp.	18,794	339,984
LaSalle Hotel Properties	2,959	82,171
Lexington Realty Trust	4,558	38,606
Liberty Property Trust	5,199	180,769
Macerich Co. (The)	5,840	284,174
Mack-Cali Realty Corp.	3,699	129,539
MFA Financial Inc.	12,773	104,355
Mid-America Apartment Communities Inc.	1,609	102,574
National Retail Properties Inc.	3,793	94,256
Nationwide Health Properties Inc.(b)	6,266	235,288
Omega Healthcare Investors Inc.	4,452	99,191
Piedmont Office Realty Trust Inc. Class A	6,217	122,972
Post Properties Inc.(b)	2,170	80,355
ProLogis	25,570	381,504
Public Storage	6,469	704,992
Realty Income Corp.	5,435	190,008
Redwood Trust Inc.	3,245	48,578
Regency Centers Corp.	3,856	166,232
Senior Housing Properties Trust	5,898	132,233
Simon Property Group Inc.	13,451	1,364,604
SL Green Realty Corp.	3,612	262,809
Sunstone Hotel Investors Inc.(a)	5,453	55,675
Tanger Factory Outlet Centers Inc.	3,704	96,711
Taubman Centers Inc.	2,468	129,200
UDR Inc.	8,450	198,406
Ventas Inc.(b)	7,288	404,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Vornado Realty Trust	8,216	723,747
Washington Real Estate Investment Trust	2,827	86,732
Weingarten Realty Investors	5,488	134,566

		14,845,692
RETAIL—5.54%
99 Cents Only Stores(a)	2,143	31,931
Abercrombie & Fitch Co. Class A	4,084	205,874
Advance Auto Parts Inc.	3,869	247,384
Aeropostale Inc.(a)	4,382	105,694
American Eagle Outfitters Inc.	8,721	126,106
AnnTaylor Stores Corp.(a)	2,746	60,742
Ascena Retail Group Inc.(a)	3,305	89,599
AutoNation Inc.(a)(b)	2,077	59,631
AutoZone Inc.(a)	1,225	310,574
Barnes & Noble Inc.(b)	1,867	29,405
Bed Bath & Beyond Inc.(a)	11,912	571,776
Best Buy Co. Inc.	14,918	507,212
Big Lots Inc.(a)	3,321	105,575
BJ’s Wholesale Club Inc.(a)	2,356	103,523
Bob Evans Farms Inc.	1,390	43,757
Brinker International Inc.	4,818	113,368
Buckle Inc. (The)	1,259	45,009
CarMax Inc.(a)	10,303	336,393
Casey’s General Stores Inc.	1,736	73,763
Cato Corp. (The) Class A	1,247	30,477
CEC Entertainment Inc.(a)	1,055	38,982
Cheesecake Factory Inc. (The)(a)	2,548	75,191
Chico’s FAS Inc.	8,162	89,129
Children’s Place Retail Stores Inc. (The)(a)	1,311	54,918
Chipotle Mexican Grill Inc.(a)	1,415	309,772
Collective Brands Inc.(a)	2,970	60,469
Copart Inc.(a)	3,457	135,687
Costco Wholesale Corp.	19,918	1,430,909
Cracker Barrel Old Country Store Inc.	998	51,377
CVS Caremark Corp.	62,707	2,144,579
Darden Restaurants Inc.	6,481	305,320
Dick’s Sporting Goods Inc.(a)	3,992	144,071
Dillard’s Inc. Class A(b)	2,062	81,903
Dollar Tree Inc.(a)	5,904	298,624
Family Dollar Stores Inc.	5,456	231,771
Foot Locker Inc.	7,159	127,860
GameStop Corp. Class A(a)(b)	7,107	149,744
Gap Inc. (The)	16,249	313,118
Genesco Inc.(a)	973	36,127
Group 1 Automotive Inc.	1,186	44,878
Home Depot Inc. (The)	75,086	2,760,912
HSN Inc.(a)	1,869	52,631
J. Crew Group Inc.(a)	2,849	123,704
J.C. Penney Co. Inc.	9,685	310,598
Jack in the Box Inc.(a)	2,628	57,658
Kohl’s Corp.(a)	13,190	669,788
Limited Brands Inc.	12,813	374,652
Lowe’s Companies Inc.	63,572	1,576,586
Macy’s Inc.	19,485	451,078
McDonald’s Corp.	48,860	3,599,516
Men’s Wearhouse Inc. (The)	2,123	55,644
MSC Industrial Direct Co. Inc. Class A	2,050	121,831
Nordstrom Inc.	7,847	323,139
Nu Skin Enterprises Inc. Class A	2,391	71,921
O’Reilly Automotive Inc.(a)	6,144	349,164

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Office Depot Inc.(a)	12,670	66,518
OfficeMax Inc.(a)	3,897	62,625
P.F. Chang’s China Bistro Inc.(b)	1,038	47,790
Panera Bread Co. Class A(a)	1,403	134,071
Papa John’s International Inc.(a)	1,055	30,279
PetSmart Inc.	5,560	223,734
RadioShack Corp.	5,755	87,188
Regis Corp.	2,386	39,989
Rite Aid Corp.(a)	27,357	35,017
Ross Stores Inc.	5,624	366,685
Saks Inc.(a)(b)	6,007	70,402
Sally Beauty Holdings Inc.(a)	3,866	50,877
Sears Holdings Corp.(a)(b)	2,076	156,468
Signet Jewelers Ltd.(a)	3,975	168,858
Sonic Corp.(a)	2,712	26,008
Staples Inc.	33,185	740,357
Starbucks Corp.	34,205	1,078,484
Target Corp.	29,554	1,620,446
Tiffany & Co.	5,787	336,398
TJX Companies Inc. (The)	18,450	874,345
Tractor Supply Co.	3,410	174,967
Ulta Salon, Cosmetics & Fragrance Inc.(a)	2,233	82,710
Under Armour Inc. Class A(a)	1,519	90,927
Urban Outfitters Inc.(a)	6,097	206,201
Wal-Mart Stores Inc.	92,800	5,203,296
Walgreen Co.	45,015	1,820,407
Wendy’s/Arby’s Group Inc. Class A	14,840	71,677
Williams-Sonoma Inc.	4,365	140,553
Yum! Brands Inc.	21,525	1,006,509

		35,234,830
SAVINGS & LOANS—0.22%
Astoria Financial Corp.	4,232	60,264
Capitol Federal Financial Inc.	7,706	93,936
First Niagara Financial Group Inc.	9,846	136,662
Hudson City Bancorp Inc.	22,374	245,666
New York Community Bancorp Inc.	19,985	366,125
NewAlliance Bancshares Inc.	4,773	71,356
People’s United Financial Inc.	17,471	225,551
Provident Financial Services Inc.	2,774	40,639
TFS Financial Corp.	4,485	43,729
Washington Federal Inc.	5,302	91,672

		1,375,600
SEMICONDUCTORS—2.84%
Advanced Micro Devices Inc.(a)	25,805	202,053
Altera Corp.	14,427	542,022
Amkor Technology Inc.(a)(b)	5,172	42,100
Analog Devices Inc.	13,626	529,098
Applied Materials Inc.	61,764	969,077
Applied Micro Circuits Corp.(a)	2,847	28,014
Atmel Corp.(a)	21,537	291,611
ATMI Inc.(a)	1,561	32,157
Broadcom Corp. Class A	20,535	925,923
Cabot Microelectronics Corp.(a)	1,067	48,132
Cavium Networks Inc.(a)	2,086	82,480
Cree Inc.(a)(b)	4,974	251,137
Cypress Semiconductor Corp.(a)	7,197	155,815
Emulex Corp.(a)	3,744	42,719
Fairchild Semiconductor International Inc.(a)	5,750	102,350
FormFactor Inc.(a)	2,331	19,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Hittite Microwave Corp.(a)	1,288	76,997
Integrated Device Technology Inc.(a)	8,019	51,161
Intel Corp.	255,436	5,481,657
International Rectifier Corp.(a)	3,341	107,012
Intersil Corp. Class A	5,591	84,536
KLA-Tencor Corp.	7,602	335,096
Lam Research Corp.(a)	5,648	281,779
Linear Technology Corp.	9,557	332,488
LSI Corp.(a)	27,803	172,101
Marvell Technology Group Ltd.(a)	24,952	474,337
Maxim Integrated Products Inc.	13,511	348,854
MEMC Electronic Materials Inc.(a)	10,552	117,022
Microchip Technology Inc.	8,493	309,740
Micron Technology Inc.(a)	46,324	488,255
Microsemi Corp.(a)	3,762	84,607
National Semiconductor Corp.	11,053	167,563
NetLogic Microsystems Inc.(a)(b)	2,478	86,383
Novellus Systems Inc.(a)	4,039	145,687
NVIDIA Corp.(a)	26,457	632,851
OmniVision Technologies Inc.(a)	2,312	59,719
ON Semiconductor Corp.(a)	19,820	219,011
PMC-Sierra Inc.(a)	10,495	82,071
QLogic Corp.(a)	4,604	81,997
Rambus Inc.(a)	5,395	110,544
Rovi Corp.(a)	4,807	296,880
Semtech Corp.(a)	2,742	59,872
Silicon Laboratories Inc.(a)	2,145	95,410
Skyworks Solutions Inc.(a)	7,958	252,826
Teradyne Inc.(a)	7,795	130,021
Tessera Technologies Inc.(a)	2,350	40,702
Texas Instruments Inc.	55,065	1,867,254
TriQuint Semiconductor Inc.(a)	7,105	93,502
Varian Semiconductor Equipment Associates Inc.(a)	3,365	149,574
Veeco Instruments Inc.(a)(b)	1,980	85,655
Xilinx Inc.	12,008	386,658

		18,054,440
SOFTWARE—4.15%
ACI Worldwide Inc.(a)	1,537	40,715
Activision Blizzard Inc.	25,620	289,250
Acxiom Corp.(a)	3,730	64,268
Adobe Systems Inc.(a)	23,420	774,031
Advent Software Inc.(a)	1,382	40,852
Allscripts Healthcare Solutions Inc.(a)	8,723	184,142
ANSYS Inc.(a)	4,076	213,786
athenahealth Inc.(a)	1,461	62,735
Autodesk Inc.(a)	10,534	428,523
Automatic Data Processing Inc.	22,685	1,086,611
Blackboard Inc.(a)(b)	1,671	64,935
BMC Software Inc.(a)	8,321	396,912
Broadridge Financial Solutions Inc.	5,101	116,762
CA Inc.	19,042	453,200
Cerner Corp.(a)	3,239	320,175
Citrix Systems Inc.(a)	8,531	538,989
Compuware Corp.(a)	9,638	103,319
Concur Technologies Inc.(a)	1,991	101,601
CSG Systems International Inc.(a)	1,606	31,237
Dun & Bradstreet Corp. (The)	2,316	196,744
Electronic Arts Inc.(a)	15,108	235,534
Fair Isaac Corp.	1,743	44,237
Fidelity National Information Services Inc.	11,304	343,981
Fiserv Inc.(a)	6,804	420,283

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

Global Payments Inc.	3,749	177,103
Informatica Corp.(a)	4,200	194,880
Intuit Inc.(a)	13,420	629,801
JDA Software Group Inc.(a)	2,106	63,559
ManTech International Corp. Class A(a)	1,083	43,542
Microsoft Corp.	349,498	9,689,832
MSCI Inc. Class A(a)	5,251	179,742
Novell Inc.(a)	15,757	94,857
Nuance Communications Inc.(a)	11,030	224,240
Oracle Corp.	175,723	5,628,408
Parametric Technology Corp.(a)	5,303	117,886
Paychex Inc.	14,801	473,632
Progress Software Corp.(a)	2,747	78,660
Quality Systems Inc.(b)	853	68,103
Quest Software Inc.(a)	2,847	73,510
Red Hat Inc.(a)	8,727	360,600
Salesforce.com Inc.(a)	5,380	694,773
SEI Investments Co.	7,355	170,268
Solera Holdings Inc.	3,263	170,753
Take-Two Interactive Software Inc.(a)	3,563	44,448
Total System Services Inc.	9,211	160,363
VeriFone Systems Inc.(a)	3,792	151,452
VMware Inc. Class A(a)	3,584	306,504

		26,349,738
TELECOMMUNICATIONS—5.14%
Acme Packet Inc.(a)	2,389	128,480
ADTRAN Inc.	3,013	123,925
Amdocs Ltd.(a)	8,873	258,559
American Tower Corp. Class A(a)	18,506	941,215
Anixter International Inc.	1,419	89,780
ARRIS Group Inc.(a)	5,658	70,612
Aruba Networks Inc.(a)	3,426	73,830
AT&T Inc.	272,864	7,509,217
Atheros Communications Inc.(a)	3,239	144,427
Black Box Corp.	803	28,258
CenturyLink Inc.	13,797	596,582
Ciena Corp.(a)(b)	4,194	92,394
Cincinnati Bell Inc.(a)	9,511	27,106
Cisco Systems Inc.(a)	254,547	5,383,669
Comtech Telecommunications Corp.	1,329	37,292
Corning Inc.	71,623	1,590,747
Crown Castle International Corp.(a)	11,170	471,039
Finisar Corp.(a)	3,611	120,246
Frontier Communications Corp.	46,480	426,222
Harmonic Inc.(a)	4,342	36,646
Harris Corp.	5,795	269,699
InterDigital Inc.(b)	1,985	95,578
JDS Uniphase Corp.(a)	9,932	168,546
Juniper Networks Inc.(a)	24,304	902,165
Leap Wireless International Inc.(a)	2,850	39,843
Level 3 Communications Inc.(a)	74,804	92,009
MetroPCS Communications Inc.(a)	11,840	153,091
Motorola Mobility Holdings Inc.(a)	12,340	343,916
Motorola Solutions Inc.(a)	14,103	546,773
NeuStar Inc. Class A(a)	3,509	94,146
NII Holdings Inc.(a)	7,706	323,498
Plantronics Inc.	2,230	78,942
Polycom Inc.(a)	3,863	169,393
QUALCOMM Inc.	73,679	3,988,244
Qwest Communications International Inc.	64,929	462,944
RF Micro Devices Inc.(a)	11,670	78,422

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

SAVVIS Inc.(a)	2,001	61,571
SBA Communications Corp. Class A(a)	5,395	220,116
Sonus Networks Inc.(a)	9,836	27,049
Sprint Nextel Corp.(a)	136,336	616,239
Tekelec(a)	3,125	35,859
Telephone and Data Systems Inc.	2,402	85,872
Telephone and Data Systems Inc. Special	2,091	64,445
Tellabs Inc.	16,739	88,717
tw telecom inc.(a)	6,718	115,214
United States Cellular Corp.(a)	716	34,898
Verizon Communications Inc.	129,812	4,623,903
ViaSat Inc.(a)	1,904	82,624
Virgin Media Inc.	13,627	342,855
Windstream Corp.	22,546	288,814

		32,645,631
TEXTILES—0.05%
Cintas Corp.	5,712	160,279
G&K Services Inc. Class A	946	29,638
Mohawk Industries Inc.(a)	2,608	144,874

		334,791
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	5,746	253,341
Mattel Inc.	16,626	393,704

		647,045
TRANSPORTATION—1.68%
Alexander & Baldwin Inc.	1,941	77,873
Arkansas Best Corp.	1,125	28,744
Bristow Group Inc.(a)	1,593	82,024
C.H. Robinson Worldwide Inc.	7,657	590,278
Con-way Inc.	2,322	78,994
CSX Corp.	17,236	1,216,862
Expeditors International of Washington Inc.	9,711	492,056
FedEx Corp.	13,434	1,213,359
Forward Air Corp.	1,418	39,576
Genco Shipping & Trading Ltd.(a)	1,279	14,785
Genesee & Wyoming Inc. Class A(a)	1,765	91,339
Heartland Express Inc.	2,599	41,649
Hub Group Inc. Class A(a)	1,681	58,465
J.B. Hunt Transport Services Inc.	4,107	168,387
Kansas City Southern Industries Inc.(a)	4,676	233,707
Kirby Corp.(a)	2,507	117,177
Knight Transportation Inc.	2,651	50,528
Landstar System Inc.	2,386	98,852
Norfolk Southern Corp.	16,908	1,034,601
Old Dominion Freight Line Inc.(a)	2,041	65,659
Overseas Shipholding Group Inc.	1,314	43,677
Ryder System Inc.	2,243	107,843
Teekay Corp.	1,925	65,181
Union Pacific Corp.	22,916	2,168,541
United Parcel Service Inc. Class B	32,694	2,341,544
UTi Worldwide Inc.	4,539	99,404
Werner Enterprises Inc.	2,282	56,251

		10,677,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2011

TRUCKING & LEASING—0.01%
GATX Corp.	1,916	63,707

		63,707
WATER—0.06%
American Water Works Co. Inc.	7,830	199,665
Aqua America Inc.	6,434	148,754
California Water Service Group	894	32,631

		381,050

TOTAL COMMON STOCKS
(Cost: $587,105,295)		634,170,968

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,014,540	5,014,540
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	715,051	715,051
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	984,300	984,300

		6,713,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,713,891)		6,713,891

TOTAL INVESTMENTS IN SECURITIES—100.82%
(Cost: $593,819,186)		640,884,859
Other Assets, Less Liabilities—(0.82)%		(5,209,887)

NET ASSETS—100.00%		$635,674,972

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

ADVANCED MATERIALS/PRODUCTS—3.54%
Ceradyne Inc.(a)	66,791	$2,366,405
Hexcel Corp.(a)	159,895	3,041,203

		5,407,608
AEROSPACE/DEFENSE—45.51%
Boeing Co. (The)	168,197	11,686,328
Cubic Corp.	42,245	2,059,444
Esterline Technologies Corp.(a)	46,796	3,330,939
General Dynamics Corp.	123,086	9,280,684
Lockheed Martin Corp.	118,436	9,427,506
Northrop Grumman Corp.	120,477	8,349,056
Raytheon Co.	165,877	8,292,191
Rockwell Collins Inc.	101,654	6,520,088
Spirit AeroSystems Holdings Inc. Class A(a)	154,928	3,659,399
Teledyne Technologies Inc.(a)	63,770	3,016,959
TransDigm Group Inc.(a)	49,509	3,835,957

		69,458,551
AEROSPACE/DEFENSE - EQUIPMENT—28.51%
AAR Corp.(a)	86,430	2,315,460
Alliant Techsystems Inc.(a)	43,100	3,265,256
BE Aerospace Inc.(a)	105,351	4,076,030
Curtiss-Wright Corp.	82,996	2,879,961
Goodrich Corp.	73,503	6,660,842
HEICO Corp. Class A	59,282	2,262,201
Moog Inc. Class A(a)	71,656	3,055,412
Orbital Sciences Corp.(a)	130,401	2,224,641
Triumph Group Inc.	31,892	3,062,589
United Technologies Corp.	168,554	13,703,440

		43,505,832
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—1.03%
Force Protection Inc.(a)	284,353	1,575,316

		1,575,316
DIVERSIFIED MANUFACTURING OPERATIONS—3.73%
Textron Inc.(b)	216,242	5,685,002

		5,685,002
ELECTRONIC MEASURING INSTRUMENTS—3.16%
FLIR Systems Inc.(a)	155,506	4,826,906

		4,826,906
ELECTRONIC SECURITY DEVICES—0.82%
Taser International Inc.(a)(b)	298,539	1,250,879

		1,250,879

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2011

ELECTRONICS - MILITARY—4.02%
L-3 Communications Holdings Inc.	78,412	6,135,739

		6,135,739
ENTERPRISE SOFTWARE/SERVICES—1.39%
ManTech International Corp. Class A(a)	52,946	2,128,694

		2,128,694
METAL PROCESSORS & FABRICATORS—8.12%
Ladish Co. Inc.(a)	40,575	2,172,386
Precision Castparts Corp.	57,862	8,273,687
RBC Bearings Inc.(a)	55,759	1,938,740

		12,384,813

TOTAL COMMON STOCKS
(Cost: $169,846,841)		152,359,340

SHORT-TERM INVESTMENTS—2.43%

MONEY MARKET FUNDS—2.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,072,340	3,072,340
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	438,102	438,102
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	205,917	205,917

		3,716,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,716,359)		3,716,359

TOTAL INVESTMENTS IN SECURITIES—102.26%
(Cost: $173,563,200)		156,075,699
Other Assets, Less Liabilities—(2.26)%		(3,453,598)

NET ASSETS—100.00%		$152,622,101

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

CHEMICALS—51.98%
A. Schulman Inc.	68,469	$1,461,813
Air Products and Chemicals Inc.	431,687	37,664,691
Airgas Inc.	156,126	9,784,416
Albemarle Corp.	200,024	11,233,348
Ashland Inc.	155,102	9,005,222
Cabot Corp.	131,373	5,681,882
Celanese Corp. Series A	342,797	14,222,648
CF Industries Holdings Inc.	155,410	20,986,566
Cytec Industries Inc.	105,958	5,778,949
Dow Chemical Co. (The)	2,501,061	88,737,644
E.I. du Pont de Nemours and Co.	1,966,190	99,646,509
Eastman Chemical Co.	149,439	13,876,906
Ecolab Inc.	510,374	25,360,484
FMC Corp.	159,033	12,096,050
H.B. Fuller Co.	106,167	2,419,546
Huntsman Corp.	420,500	7,320,905
International Flavors & Fragrances Inc.	171,929	9,808,550
Intrepid Potash Inc.(a)(b)	92,920	3,358,129
Lubrizol Corp.	149,134	16,025,940
LyondellBasell Industries NV Class A(a)	742,258	26,676,753
Minerals Technologies Inc.	40,837	2,573,548
Mosaic Co. (The)	325,473	26,376,332
NewMarket Corp.	22,533	2,858,536
Olin Corp.	155,564	3,028,831
OM Group Inc.(a)	66,935	2,421,708
PPG Industries Inc.	361,766	30,489,639
Praxair Inc.	674,455	62,751,293
Rockwood Holdings Inc.(a)	113,860	4,621,577
RPM International Inc.	281,423	6,593,741
Sensient Technologies Corp.	107,685	3,651,598
Sigma-Aldrich Corp.	228,941	14,572,095
Solutia Inc.(a)	265,529	6,218,689
W.R. Grace & Co.(a)	131,656	4,672,471

		591,977,009
COAL—10.66%
Alpha Natural Resources Inc.(a)	261,033	14,025,303
Arch Coal Inc.	355,542	12,177,314
CONSOL Energy Inc.	493,616	24,532,715
Massey Energy Co.	225,284	14,161,352
Patriot Coal Corp.(a)(b)	167,796	4,391,221
Peabody Energy Corp.	583,113	36,981,026
Walter Energy Inc.	115,788	15,083,703

		121,352,634
ENVIRONMENTAL CONTROL—0.15%
Calgon Carbon Corp.(a)(b)	122,696	1,749,645

		1,749,645
FOREST PRODUCTS & PAPER—2.95%
Domtar Corp.	91,693	8,062,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2011

International Paper Co.	883,579	25,517,762

		33,580,327
HOUSEHOLD PRODUCTS & WARES—0.84%
Avery Dennison Corp.	226,940	9,551,905

		9,551,905
IRON & STEEL—9.66%
AK Steel Holding Corp.	238,558	3,793,072
Allegheny Technologies Inc.	203,250	13,249,868
Carpenter Technology Corp.	96,229	3,959,823
Cliffs Natural Resources Inc.	296,172	25,310,859
Nucor Corp.	623,133	28,608,036
Reliance Steel & Aluminum Co.	162,241	8,483,582
Steel Dynamics Inc.	470,473	8,562,609
United States Steel Corp.	313,566	18,083,351

		110,051,200
METAL FABRICATE & HARDWARE—0.58%
Commercial Metals Co.	245,280	4,101,082
Worthington Industries Inc.	131,580	2,500,020

		6,601,102
MINING—23.03%
Alcoa Inc.	2,231,299	36,972,625
Allied Nevada Gold Corp.(a)	174,960	4,625,942
Coeur d’Alene Mines Corp.(a)	192,389	4,498,055
Compass Minerals International Inc.	71,554	6,573,666
Freeport-McMoRan Copper & Gold Inc.	1,028,829	111,885,154
Hecla Mining Co.(a)(b)	559,871	5,038,839
Kaiser Aluminum Corp.	32,206	1,536,548
Newmont Mining Corp.	1,057,306	58,225,841
Royal Gold Inc.	115,404	5,354,746
RTI International Metals Inc.(a)	65,772	1,900,153
Southern Copper Corp.	463,320	20,766,002
Titanium Metals Corp.(a)	186,660	3,518,541
USEC Inc.(a)(b)	246,302	1,366,976

		262,263,088
TOTAL COMMON STOCKS
(Cost: $1,106,521,569)		1,137,126,910

SHORT-TERM INVESTMENTS—1.10%

MONEY MARKET FUNDS—1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	9,867,805	9,867,805
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,407,107	1,407,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	1,217,118	1,217,118

		12,492,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,492,030)		12,492,030

TOTAL INVESTMENTS IN SECURITIES—100.95%
(Cost: $1,119,013,599)		1,149,618,940
Other Assets, Less Liabilities—(0.95)%		(10,755,703)

NET ASSETS—100.00%		$1,138,863,237

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.92%

FINANCE - INVESTMENT BANKER/BROKER—72.55%
Charles Schwab Corp. (The)	402,168	$7,259,132
E*TRADE Financial Corp.(a)	288,431	4,776,417
GFI Group Inc.	538,158	2,755,369
Goldman Sachs Group Inc. (The)	56,583	9,258,111
Greenhill & Co. Inc.(b)	52,972	3,677,316
Interactive Brokers Group Inc. Class A	178,121	2,880,217
Investment Technology Group Inc.(a)	201,454	3,712,797
Jefferies Group Inc.	172,882	4,323,779
KBW Inc.(b)	130,388	3,487,879
Knight Capital Group Inc. Class A(a)	267,586	3,708,742
MF Global Holdings Ltd.(a)	437,157	3,619,660
Morgan Stanley	305,873	8,992,666
optionsXpress Holdings Inc.	168,936	2,510,389
Piper Jaffray Companies Inc.(a)	94,153	3,935,595
Raymond James Financial Inc.	146,561	5,308,440
Stifel Financial Corp.(a)	70,190	4,503,390
TD Ameritrade Holding Corp.	268,806	5,489,019
TradeStation Group Inc.(a)	392,926	2,738,694

		82,937,612
FINANCE - OTHER SERVICES—21.09%
CME Group Inc.	22,535	6,953,400
IntercontinentalExchange Inc.(a)	49,517	5,966,303
NASDAQ OMX Group Inc. (The)(a)	209,986	5,140,457
NYSE Euronext Inc.	189,932	6,041,737

		24,101,897
INVESTMENT MANAGEMENT/ADVISORY SERVICES—6.28%
Ameriprise Financial Inc.	116,445	7,178,834

		7,178,834
TOTAL COMMON STOCKS
(Cost: $123,276,922)		114,218,343

SHORT-TERM INVESTMENTS—2.03%

MONEY MARKET FUNDS—2.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,952,084	1,952,084
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	278,359	278,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	96,050	96,050

		2,326,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,326,493)		2,326,493

TOTAL INVESTMENTS IN SECURITIES—101.95%
(Cost: $125,603,415)		116,544,836
Other Assets, Less Liabilities—(1.95)%		(2,230,055)

NET ASSETS—100.00%		$114,314,781

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.73%

AGRICULTURE—18.07%
Altria Group Inc.	457,433	$10,754,250
Archer-Daniels-Midland Co.	129,059	4,216,358
Bunge Ltd.	31,750	2,161,223
Lorillard Inc.	32,910	2,476,148
Monsanto Co.	118,864	8,722,240
Philip Morris International Inc.	402,627	23,046,369
Reynolds American Inc.	74,090	2,356,803
Universal Corp.	5,259	199,264

		53,932,655
APPAREL—5.47%
Carter’s Inc.(a)	13,090	362,593
Coach Inc.	64,887	3,509,738
Crocs Inc.(a)	18,906	309,869
Deckers Outdoor Corp.(a)	8,497	623,595
Hanesbrands Inc.(a)	20,663	475,662
Iconix Brand Group Inc.(a)	15,832	314,265
Jones Group Inc. (The)	19,396	246,135
Nike Inc. Class B	65,250	5,381,820
Phillips-Van Heusen Corp.	13,460	785,660
Polo Ralph Lauren Corp.	14,069	1,507,916
SKECHERS U.S.A. Inc. Class A(a)	7,979	164,128
Timberland Co. Class A(a)	9,095	243,109
VF Corp.	18,748	1,550,835
Warnaco Group Inc. (The)(a)	9,786	499,869
Wolverine World Wide Inc.	10,751	342,419

		16,317,613
AUTO MANUFACTURERS—5.41%
Ford Motor Co.(a)	732,732	11,687,075
General Motors Co.(a)	121,894	4,447,912

		16,134,987
AUTO PARTS & EQUIPMENT—4.25%
BorgWarner Inc.(a)	24,985	1,683,989
Cooper Tire & Rubber Co.	13,450	307,467
Dana Holding Corp.(a)	30,686	549,893
Goodyear Tire & Rubber Co. (The)(a)	52,915	628,630
Johnson Controls Inc.	147,379	5,657,880
Lear Corp.(a)	10,903	1,151,684
Tenneco Inc.(a)(b)	13,081	540,638
TRW Automotive Holdings Corp.(a)	22,359	1,333,938
WABCO Holdings Inc.(a)	14,104	823,673

		12,677,792
BEVERAGES—20.53%
Brown-Forman Corp. Class A	4,129	274,372
Brown-Forman Corp. Class B NVS	19,757	1,310,877
Coca-Cola Co. (The)	467,662	29,392,557
Coca-Cola Enterprises Inc.	71,641	1,802,488
Constellation Brands Inc. Class A(a)	41,269	793,190
Dr Pepper Snapple Group Inc.	52,343	1,854,512

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2011

Green Mountain Coffee Roasters Inc.(a)(b)	25,538	857,566
Hansen Natural Corp.(a)	15,587	882,848
Molson Coors Brewing Co. Class B NVS	34,919	1,636,653
PepsiCo Inc.	349,480	22,475,059

		61,280,122
BIOTECHNOLOGY—0.08%
Martek Biosciences Corp.(a)	7,377	231,711

		231,711
COSMETICS & PERSONAL CARE—17.58%
Alberto-Culver Co.	19,309	719,260
Avon Products Inc.	94,333	2,670,567
Colgate-Palmolive Co.	106,023	8,139,386
Estee Lauder Companies Inc. (The) Class A	26,132	2,103,626
Procter & Gamble Co. (The)	614,911	38,819,332

		52,452,171
DISTRIBUTION & WHOLESALE—1.06%
Central European Distribution Corp.(a)	13,979	320,678
Genuine Parts Co.	34,937	1,807,990
LKQ Corp.(a)	31,556	762,393
Pool Corp.	11,010	268,424

		3,159,485
ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Energizer Holdings Inc.(a)	15,300	1,112,922

		1,112,922
ELECTRONICS—0.59%
Garmin Ltd.(b)	25,407	783,298
Gentex Corp.	30,340	973,004

		1,756,302
ENVIRONMENTAL CONTROL—0.08%
Darling International Inc.(a)	18,257	247,382

		247,382
FOOD—12.95%
Campbell Soup Co.	45,566	1,555,623
Chiquita Brands International Inc.(a)	9,826	151,517
ConAgra Foods Inc.	96,360	2,151,719
Corn Products International Inc.	16,583	764,974
Dean Foods Co.(a)	40,000	406,000
Del Monte Foods Co.	42,691	809,421
Flowers Foods Inc.	20,214	509,999
Fresh Del Monte Produce Inc.	9,019	238,553
General Mills Inc.	132,923	4,623,062
H.J. Heinz Co.	69,966	3,323,385
Hain Celestial Group Inc.(a)	9,443	251,467
Hershey Co. (The)	34,014	1,588,114
Hormel Foods Corp.	15,907	785,806
J.M. Smucker Co. (The)	26,158	1,625,981
Kellogg Co.	55,064	2,769,719
Kraft Foods Inc. Class A	351,690	10,751,163
McCormick & Co. Inc. NVS	24,164	1,068,049

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2011

Ralcorp Holdings Inc.(a)(b)	12,065	738,378
Sara Lee Corp.	132,511	2,248,712
Smithfield Foods Inc.(a)	34,086	678,652
Tootsie Roll Industries Inc.(b)	5,221	144,413
TreeHouse Foods Inc.(a)	7,540	360,789
Tyson Foods Inc. Class A	67,227	1,105,884

		38,651,380
HAND & MACHINE TOOLS—1.13%
Snap-on Inc.	12,680	718,069
Stanley Black & Decker Inc.	36,452	2,649,331

		3,367,400
HOME BUILDERS—1.51%
D.R. Horton Inc.	61,163	757,810
KB Home	16,945	251,464
Lennar Corp. Class A	33,690	652,238
M.D.C. Holdings Inc.	8,165	252,380
NVR Inc.(a)	1,243	950,895
Pulte Group Inc.(a)	73,604	580,736
Ryland Group Inc.	9,690	172,482
Thor Industries Inc.	7,738	287,544
Toll Brothers Inc.(a)	29,730	601,735

		4,507,284
HOME FURNISHINGS—0.99%
Harman International Industries Inc.(a)	15,278	661,843
Tempur-Pedic International Inc.(a)	14,369	627,063
TiVo Inc.(a)	25,738	248,887
Whirlpool Corp.	16,642	1,422,891

		2,960,684
HOUSEHOLD PRODUCTS & WARES—3.85%
Church & Dwight Co. Inc.	15,435	1,062,082
Clorox Co. (The)	30,321	1,906,888
Fossil Inc.(a)	10,398	738,778
Jarden Corp.	20,319	688,814
Kimberly-Clark Corp.	89,902	5,819,356
Scotts Miracle-Gro Co. (The) Class A	9,903	511,688
Tupperware Brands Corp.	13,799	631,304
WD-40 Co.	3,375	132,874

		11,491,784
HOUSEWARES—0.41%
Newell Rubbermaid Inc.	63,989	1,231,788

		1,231,788
LEISURE TIME—1.03%
Brunswick Corp.	19,597	390,372
Callaway Golf Co.	14,333	105,348
Harley-Davidson Inc.	51,019	2,022,903
Polaris Industries Inc.	7,156	550,440

		3,069,063
MACHINERY—0.18%
Briggs & Stratton Corp.	11,162	222,905

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2011

Middleby Corp. (The)(a)	4,063	332,394

		555,299
MANUFACTURING—0.40%
Eastman Kodak Co.(a)(b)	58,076	212,558
Lancaster Colony Corp.	4,435	246,453
Leggett & Platt Inc.	32,273	727,111

		1,186,122
OFFICE FURNISHINGS—0.18%
Herman Miller Inc.	12,319	297,257
HNI Corp.	8,109	246,027

		543,284
PHARMACEUTICALS—1.16%
Herbalife Ltd.	13,046	852,295
Mead Johnson Nutrition Co. Class A	44,979	2,607,433

		3,459,728
RETAIL—0.28%
Nu Skin Enterprises Inc. Class A	12,156	365,653
Under Armour Inc. Class A(a)	7,812	467,626

		833,279
SOFTWARE—0.91%
Activision Blizzard Inc.	120,225	1,357,340
Electronic Arts Inc.(a)	71,975	1,122,090
Take-Two Interactive Software Inc.(a)	18,487	230,626

		2,710,056
TEXTILES—0.23%
Mohawk Industries Inc.(a)	12,169	675,988

		675,988
TOYS, GAMES & HOBBIES—1.03%
Hasbro Inc.	27,475	1,211,373
Mattel Inc.	79,188	1,875,172

		3,086,545

TOTAL COMMON STOCKS
(Cost: $309,601,956)		297,632,826

SHORT-TERM INVESTMENTS—0.65%

MONEY MARKET FUNDS—0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,288,557	1,288,557
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	183,742	183,742

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%(c)(d)	455,082	455,082

		1,927,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,927,381)		1,927,381

TOTAL INVESTMENTS IN SECURITIES—100.38%
(Cost: $311,529,337)		299,560,207
Other Assets, Less Liabilities—(0.38)%		(1,136,004)

NET ASSETS—100.00%		$298,424,203

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—1.30%
Interpublic Group of Companies Inc. (The)(a)	61,727	$659,861
Lamar Advertising Co. Class A(a)	7,296	268,785
Omnicom Group Inc.	38,102	1,710,018

		2,638,664
AIRLINES—2.14%
Alaska Air Group Inc.(a)	4,479	265,336
AMR Corp.(a)	42,058	296,509
Delta Air Lines Inc.(a)	99,667	1,163,114
JetBlue Airways Corp.(a)(b)	31,121	186,726
SkyWest Inc.	6,975	104,974
Southwest Airlines Co.	94,070	1,114,729
United Continental Holdings Inc.(a)	40,062	1,017,575
US Airways Group Inc.(a)	20,601	204,362

		4,353,325
APPAREL—0.17%
Guess? Inc.	8,108	346,860

		346,860
COMMERCIAL SERVICES—3.78%
Aaron’s Inc.	9,280	178,083
Apollo Group Inc. Class A(a)	16,712	689,704
Arbitron Inc.	3,430	142,997
Avis Budget Group Inc.(a)	13,015	180,128
Career Education Corp.(a)	8,430	189,169
Chemed Corp.	2,931	182,396
DeVry Inc.	7,856	409,376
H&R Block Inc.	39,280	491,786
Hertz Global Holdings Inc.(a)(b)	23,283	342,493
Hillenbrand Inc.	7,838	169,379
ITT Educational Services Inc.(a)(b)	4,049	266,586
Live Nation Entertainment Inc.(a)	18,483	192,223
McKesson Corp.	32,889	2,472,266
Morningstar Inc.	2,793	149,202
Rent-A-Center Inc.	8,331	247,764
Rollins Inc.	9,814	186,368
Service Corp. International	31,511	273,201
Sotheby’s	8,500	342,550
Strayer Education Inc.	1,777	213,240
Valassis Communications Inc.(a)	6,365	193,114
Weight Watchers International Inc.	4,361	169,207

		7,681,232
COMPUTERS—0.51%
FactSet Research Systems Inc.	5,416	545,933
IHS Inc. Class A(a)	5,919	485,121

		1,031,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2011

ELECTRONICS—0.20%
Dolby Laboratories Inc. Class A(a)	6,809	406,497

		406,497
ENTERTAINMENT—1.13%
Bally Technologies Inc.(a)	6,765	276,891
DreamWorks Animation SKG Inc. Class A(a)	7,964	223,550
International Game Technology	37,663	646,674
International Speedway Corp. Class A	3,465	100,242
Madison Square Garden Inc. Class A(a)	7,844	197,826
Penn National Gaming Inc.(a)	8,373	299,167
Pinnacle Entertainment Inc.(a)	7,560	114,005
Regal Entertainment Group Class A	10,057	122,293
Scientific Games Corp. Class A(a)	8,508	87,803
Vail Resorts Inc.(a)	4,609	221,462

		2,289,913
FOOD—3.07%
Kroger Co. (The)	75,088	1,606,883
Ruddick Corp.	5,329	179,587
Safeway Inc.	47,291	978,451
SUPERVALU Inc.	26,986	196,728
Sysco Corp.	74,542	2,172,154
United Natural Foods Inc.(a)	5,536	204,832
Whole Foods Market Inc.	17,101	884,293

		6,222,928
INTERNET—8.94%
Amazon.com Inc.(a)	43,999	7,463,990
eBay Inc.(a)	142,166	4,316,160
Expedia Inc.	26,436	665,130
GSI Commerce Inc.(a)	7,557	174,113
Liberty Media Corp. - Liberty Interactive Group Series A(a)	71,585	1,133,907
Netflix Inc.(a)(b)	5,725	1,225,608
Priceline.com Inc.(a)	6,123	2,623,828
ValueClick Inc.(a)	10,436	146,208
WebMD Health Corp.(a)	7,371	385,356

		18,134,300
LEISURE TIME—1.82%
Carnival Corp.	52,152	2,331,716
Interval Leisure Group Inc.(a)	5,000	78,350
Life Time Fitness Inc.(a)	5,262	209,849
Royal Caribbean Cruises Ltd.(a)	17,047	765,410
WMS Industries Inc.(a)	7,369	309,129

		3,694,454
LODGING—4.34%
Boyd Gaming Corp.(a)	7,015	76,043
Choice Hotels International Inc.	4,033	152,972
Gaylord Entertainment Co.(a)	4,476	149,230
Hyatt Hotels Corp. Class A(a)	4,617	224,340
Las Vegas Sands Corp.(a)	56,950	2,647,605
Marriott International Inc. Class A	39,952	1,577,704
MGM Resorts International(a)	40,357	598,494
Orient-Express Hotels Ltd. Class A(a)	11,627	141,384
Starwood Hotels & Resorts Worldwide Inc.	22,182	1,308,073

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2011

Wyndham Worldwide Corp.	22,677	637,904
Wynn Resorts Ltd.	11,073	1,288,122

		8,801,871
MANUFACTURING—0.07%
Matthews International Corp. Class A	3,769	133,573

		133,573
MEDIA—22.76%
Cablevision NY Group Class A	31,888	1,079,409
CBS Corp. Class B NVS	79,237	1,571,270
Comcast Corp. Class A	260,807	5,933,359
Comcast Corp. Class A Special	92,411	1,981,292
CTC Media Inc.	6,753	149,309
DIRECTV Class A(a)	105,650	4,478,503
Discovery Communications Inc. Series A(a)	17,288	674,232
Discovery Communications Inc. Series C(a)	17,982	610,669
DISH Network Corp. Class A(a)	26,250	554,137
Gannett Co. Inc.	29,968	441,728
John Wiley & Sons Inc. Class A	6,324	290,588
Liberty Global Inc. Series A(a)	14,305	580,211
Liberty Global Inc. Series C(a)(b)	14,462	553,461
Liberty Media Corp. - Liberty Capital Group Series A(a)	9,265	608,340
Liberty Media Corp. - Liberty Starz Group Series A(a)	6,205	413,687
McGraw-Hill Companies Inc. (The)	39,204	1,528,172
Meredith Corp.	4,566	153,874
New York Times Co. (The) Class A(a)	12,023	121,553
News Corp. Class A NVS	230,049	3,455,336
News Corp. Class B	55,169	914,702
Scholastic Corp.	2,812	83,601
Scripps Networks Interactive Inc. Class A	11,294	525,171
Time Warner Cable Inc.	44,588	3,024,404
Time Warner Inc.	142,455	4,480,210
Viacom Inc. Class B NVS	70,233	2,918,181
Walt Disney Co. (The)	225,012	8,746,216
Washington Post Co. (The) Class B	730	312,695

		46,184,310
PHARMACEUTICALS—1.84%
AmerisourceBergen Corp.	35,360	1,268,010
Cardinal Health Inc.	44,110	1,831,006
Omnicare Inc.	15,007	388,982
VCA Antech Inc.(a)	10,758	246,573

		3,734,571
RETAIL—47.47%
99 Cents Only Stores(a)	6,798	101,290
Abercrombie & Fitch Co. Class A	11,189	564,038
Advance Auto Parts Inc.	10,693	683,710
Aeropostale Inc.(a)	11,919	287,486
American Eagle Outfitters Inc.	24,808	358,724
AnnTaylor Stores Corp.(a)	7,475	165,347
Ascena Retail Group Inc.(a)	8,848	239,869
AutoNation Inc.(a)(b)	5,862	168,298
AutoZone Inc.(a)	3,362	852,368
Barnes & Noble Inc.(b)	5,096	80,262
Bed Bath & Beyond Inc.(a)	32,784	1,573,632
Best Buy Co. Inc.	40,976	1,393,184
Big Lots Inc.(a)	9,584	304,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2011

BJ’s Wholesale Club Inc.(a)	6,788	298,265
Bob Evans Farms Inc.	3,876	122,016
Brinker International Inc.	12,823	301,725
Buckle Inc. (The)	3,424	122,408
CarMax Inc.(a)	28,269	922,983
Casey’s General Stores Inc.	4,801	203,995
Cato Corp. (The) Class A	3,443	84,147
CEC Entertainment Inc.(a)	2,705	99,950
Cheesecake Factory Inc. (The)(a)	7,218	213,003
Chico’s FAS Inc.	22,496	245,656
Children’s Place Retail Stores Inc. (The)(a)	3,501	146,657
Chipotle Mexican Grill Inc.(a)	3,946	863,858
Collective Brands Inc.(a)	8,209	167,135
Copart Inc.(a)	9,450	370,913
Costco Wholesale Corp.	54,795	3,936,473
Cracker Barrel Old Country Store Inc.	2,898	149,189
CVS Caremark Corp.	172,395	5,895,909
Darden Restaurants Inc.	17,687	833,235
Dick’s Sporting Goods Inc.(a)	11,533	416,226
Dillard’s Inc. Class A	5,822	231,250
Dollar Tree Inc.(a)	16,139	816,311
Family Dollar Stores Inc.	15,075	640,386
Foot Locker Inc.	19,533	348,859
GameStop Corp. Class A(a)(b)	19,299	406,630
Gap Inc. (The)	44,847	864,202
Genesco Inc.(a)	2,956	109,756
Group 1 Automotive Inc.	2,991	113,179
Home Depot Inc. (The)	207,579	7,632,680
HSN Inc.(a)	5,064	142,602
J. Crew Group Inc.(a)	7,608	330,339
J.C. Penney Co. Inc.	26,310	843,762
Jack in the Box Inc.(a)	6,973	152,988
Kohl’s Corp.(a)	36,315	1,844,076
Limited Brands Inc.	34,875	1,019,745
Lowe’s Companies Inc.	174,880	4,337,024
Macy’s Inc.	53,266	1,233,108
McDonald’s Corp.	134,816	9,931,895
Men’s Wearhouse Inc. (The)	6,625	173,641
Nordstrom Inc.	21,577	888,541
O’Reilly Automotive Inc.(a)	17,345	985,716
Office Depot Inc.(a)	34,716	182,259
OfficeMax Inc.(a)	10,883	174,890
P.F. Chang’s China Bistro Inc.(b)	2,797	128,774
Panera Bread Co. Class A(a)	3,772	360,452
Papa John’s International Inc.(a)	2,673	76,715
PetSmart Inc.	15,007	603,882
RadioShack Corp.	15,682	237,582
Regis Corp.	7,146	119,767
Rite Aid Corp.(a)	75,157	96,201
Ross Stores Inc.	15,278	996,126
Saks Inc.(a)(b)	15,359	180,008
Sally Beauty Holdings Inc.(a)	12,172	160,184
Sears Holdings Corp.(a)(b)	6,018	453,577
Signet Jewelers Ltd.(a)	10,852	460,993
Sonic Corp.(a)	7,609	72,970
Staples Inc.	92,317	2,059,592
Starbucks Corp.	94,077	2,966,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2011

Target Corp.	81,294	4,457,350
Tiffany & Co.	16,032	931,940
TJX Companies Inc. (The)	50,698	2,402,578
Tractor Supply Co.	9,237	473,950
Ulta Salon, Cosmetics & Fragrance Inc.(a)	5,926	219,499
Urban Outfitters Inc.(a)	16,554	559,856
Wal-Mart Stores Inc.	255,962	14,351,789
Walgreen Co.	123,966	5,013,185
Wendy’s/Arby’s Group Inc. Class A	40,929	197,687
Williams-Sonoma Inc.	12,180	392,196
Yum! Brands Inc.	59,134	2,765,106

		96,308,672
SOFTWARE—0.35%
Acxiom Corp.(a)	10,092	173,885
Dun & Bradstreet Corp. (The)	6,411	544,615

		718,500

TOTAL COMMON STOCKS
(Cost: $235,292,031)		202,680,724

SHORT-TERM INVESTMENTS—1.62%

MONEY MARKET FUNDS—1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,670,898	2,670,898
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	380,858	380,858
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	230,508	230,508

		3,282,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,282,264)		3,282,264

TOTAL INVESTMENTS IN SECURITIES—101.51%
(Cost: $238,574,295)		205,962,988
Other Assets, Less Liabilities—(1.51)%		(3,063,610)

NET ASSETS—100.00%		$202,899,378

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

ELECTRIC—0.54%
OGE Energy Corp.	111,422	$5,113,155

		5,113,155
ELECTRICAL COMPONENTS & EQUIPMENT—0.07%
SunPower Corp. Class A(a)(b)	23,098	310,437
SunPower Corp. Class B(a)	31,253	412,540

		722,977
ENERGY - ALTERNATE SOURCES—0.52%
First Solar Inc.(a)(b)	31,772	4,911,316

		4,911,316
GAS—0.51%
Energen Corp.	54,107	3,024,581
Southern Union Co.	69,070	1,845,551

		4,870,132
MACHINERY - DIVERSIFIED—0.04%
Chart Industries Inc.(a)	9,609	348,999

		348,999
OIL & GAS—77.74%
Anadarko Petroleum Corp.	297,384	22,922,359
Apache Corp.	213,657	25,502,099
Atlas Energy Inc.(a)	39,199	1,736,516
Atwood Oceanics Inc.(a)	25,353	1,024,768
Berry Petroleum Co. Class A	21,868	1,020,580
Bill Barrett Corp.(a)	19,210	787,226
Brigham Exploration Co.(a)	69,942	2,070,983
Cabot Oil & Gas Corp.	61,830	2,573,983
Carrizo Oil & Gas Inc.(a)	18,527	627,139
Chesapeake Energy Corp.	380,071	11,223,497
Chevron Corp.	1,147,906	108,970,717
Cimarex Energy Co.	49,931	5,199,315
Comstock Resources Inc.(a)	25,903	717,513
Concho Resources Inc.(a)	53,715	5,170,069
ConocoPhillips	771,426	55,126,102
Continental Resources Inc.(a)	20,020	1,285,484
Denbury Resources Inc.(a)	227,393	4,627,448
Devon Energy Corp.	276,624	24,533,783
Diamond Offshore Drilling Inc.	48,885	3,505,543
EOG Resources Inc.	162,039	17,239,329
EQT Corp.	92,343	4,450,009
EXCO Resources Inc.	89,947	1,806,136
Exxon Mobil Corp.	2,857,747	230,563,028
Forest Oil Corp.(a)	56,871	2,206,595
Frontier Oil Corp.(a)	66,757	1,388,546
Helmerich & Payne Inc.	54,804	3,218,639
Hess Corp.	191,338	16,095,353
Holly Corp.	31,415	1,541,534
Marathon Oil Corp.	457,438	20,904,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2011

Murphy Oil Corp.	130,108	8,626,160
Nabors Industries Ltd.(a)	161,893	3,950,189
Newfield Exploration Co.(a)	86,449	6,325,473
Noble Corp.	163,566	6,256,399
Noble Energy Inc.	116,290	10,594,019
Occidental Petroleum Corp.	453,055	43,801,357
Parker Drilling Co.(a)	24,541	106,508
Patterson-UTI Energy Inc.	83,142	1,940,534
Penn Virginia Corp.	15,054	261,638
Petrohawk Energy Corp.(a)	165,970	3,327,698
Pioneer Natural Resources Co.	60,543	5,761,272
Plains Exploration & Production Co.(a)	73,349	2,596,555
Pride International Inc.(a)	89,420	2,906,150
QEP Resources Inc.	103,576	4,209,329
Quicksilver Resources Inc.(a)	52,597	789,481
Range Resources Corp.	92,125	4,594,274
Rosetta Resources Inc.(a)	24,122	963,674
Rowan Companies Inc.(a)	70,301	2,409,918
SandRidge Energy Inc.(a)	212,008	1,577,339
SM Energy Co.	33,551	2,085,530
Southwestern Energy Co.(a)	216,492	8,551,434
Sunoco Inc.	80,755	3,428,050
Swift Energy Co.(a)	17,841	761,097
Tesoro Corp.(a)	84,737	1,631,187
Transocean Ltd.(a)	192,104	15,354,873
Ultra Petroleum Corp.(a)	93,711	4,472,826
Unit Corp.(a)	26,910	1,377,792
Valero Energy Corp.	322,868	8,187,932
Whiting Petroleum Corp.(a)	32,141	4,058,765

		738,946,663
OIL & GAS SERVICES—18.59%
Baker Hughes Inc.	267,377	18,317,998
Cameron International Corp.(a)	143,637	7,655,852
CARBO Ceramics Inc.	10,546	1,214,477
Complete Production Services Inc.(a)	41,661	1,164,008
Core Laboratories NV(b)	29,536	2,695,455
Dresser-Rand Group Inc.(a)	58,274	2,676,525
Dril-Quip Inc.(a)	17,648	1,361,014
Exterran Holdings Inc.(a)	26,131	648,310
FMC Technologies Inc.(a)	75,200	7,068,800
Global Industries Ltd.(a)	39,059	313,058
Halliburton Co.	546,802	24,606,090
Helix Energy Solutions Group Inc.(a)	62,669	777,096
Key Energy Services Inc.(a)	61,030	812,309
Lufkin Industries Inc.	16,143	1,077,061
National Oilwell Varco Inc.	247,309	18,276,135
Oceaneering International Inc.(a)	33,775	2,608,443
Oil States International Inc.(a)	25,798	1,748,073
Schlumberger Ltd.	758,817	67,527,125
SEACOR Holdings Inc.	22,060	2,331,521
Superior Energy Services Inc.(a)	38,298	1,345,026
Tetra Technologies Inc.(a)	29,867	338,991
Tidewater Inc.	32,318	1,922,598
Weatherford International Ltd.(a)	431,115	10,226,048

		176,712,013
PIPELINES—1.78%
El Paso Corp.	465,599	7,393,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2011

Williams Companies Inc. (The)	354,963	9,580,451

		16,974,163
TRANSPORTATION—0.16%
Bristow Group Inc.(a)	29,927	1,540,941

		1,540,941

TOTAL COMMON STOCKS
(Cost: $899,874,520)		950,140,359

SHORT-TERM INVESTMENTS—0.75%

MONEY MARKET FUNDS—0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,583,922	5,583,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	796,243	796,243
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	704,527	704,527

		7,084,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,084,692)		7,084,692

TOTAL INVESTMENTS IN SECURITIES—100.70%
(Cost: $906,959,212)		957,225,051
Other Assets, Less Liabilities—(0.70)%		(6,658,098)

NET ASSETS—100.00%		$950,566,953

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

BANKS—27.15%
Associated Banc-Corp	40,412	$564,960
BancorpSouth Inc.	17,799	278,376
Bank of America Corp.	2,311,416	31,735,742
Bank of Hawaii Corp.	11,160	523,069
Bank of New York Mellon Corp. (The)	281,164	8,780,752
BB&T Corp.	160,894	4,447,110
BOK Financial Corp.	6,090	314,731
CapitalSource Inc.	68,798	531,120
Cathay General Bancorp	17,897	309,797
City National Corp.	11,169	645,456
Comerica Inc.	40,936	1,563,755
Commerce Bancshares Inc.	18,139	746,057
Cullen/Frost Bankers Inc.	13,264	766,394
East West Bancorp Inc.	34,579	750,710
F.N.B. Corp.	26,661	269,276
Fifth Third Bancorp	212,260	3,156,306
First Financial Bankshares Inc.	4,785	235,996
First Horizon National Corp.(a)	60,767	688,490
First Midwest Bancorp Inc.	17,480	204,341
FirstMerit Corp.	25,109	459,997
Fulton Financial Corp.	45,674	471,356
Glacier Bancorp Inc.	16,481	232,547
Hancock Holding Co.	7,402	242,786
Huntington Bancshares Inc.	199,533	1,444,619
IBERIABANK Corp.	6,155	349,112
International Bancshares Corp.	13,514	256,361
KeyCorp	203,992	1,815,529
M&T Bank Corp.	25,941	2,243,118
Marshall & Ilsley Corp.	122,653	857,344
MB Financial Inc.	12,236	240,560
National Penn Bancshares Inc.	29,244	238,631
Northern Trust Corp.	56,160	2,919,197
Old National Bancorp	20,316	217,991
PacWest Bancorp	7,303	144,088
Park National Corp.	2,887	188,001
PNC Financial Services Group Inc. (The)(b)	122,397	7,343,820
Popular Inc.(a)	239,090	767,479
PrivateBancorp Inc.	13,969	214,703
Prosperity Bancshares Inc.	10,642	430,469
Regions Financial Corp.	291,752	2,071,439
Signature Bank(a)	9,240	482,698
State Street Corp.	116,768	5,455,401
Sterling Bancshares Inc.	22,941	203,487
SunTrust Banks Inc.	116,055	3,531,554
Susquehanna Bancshares Inc.	29,721	284,133
SVB Financial Group(a)	9,665	507,122
Synovus Financial Corp.	141,649	373,953
TCF Financial Corp.	31,296	467,562
TrustCo Bank Corp. NY	17,895	107,102
Trustmark Corp.	13,132	315,037
U.S. Bancorp	444,479	12,000,933
UMB Financial Corp.	7,566	307,558
Umpqua Holdings Corp.	25,825	283,300
United Bankshares Inc.	10,090	284,538
Valley National Bancorp	37,888	512,625
Webster Financial Corp.	17,061	390,356
Wells Fargo & Co.	1,159,048	37,576,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2011

Westamerica Bancorporation	6,695	334,750
Whitney Holding Corp.	22,574	300,460
Wintrust Financial Corp.	7,960	261,964
Zions Bancorporation	40,042	944,190

		144,586,644
COMMERCIAL SERVICES—3.63%
Equifax Inc.	29,200	1,043,024
MasterCard Inc. Class A	24,247	5,734,658
Moody’s Corp.	47,258	1,387,967
Visa Inc. Class A	115,170	8,044,625
Western Union Co.	153,592	3,114,846

		19,325,120
DIVERSIFIED FINANCIAL SERVICES—30.93%
Affiliated Managers Group Inc.(a)	11,821	1,203,732
American Express Co.	247,468	10,735,162
Ameriprise Financial Inc.	58,415	3,601,285
BlackRock Inc.(b)	22,276	4,411,094
Capital One Financial Corp.	106,191	5,114,159
Charles Schwab Corp. (The)	225,136	4,063,705
CIT Group Inc.(a)	41,192	1,964,446
Citigroup Inc.(a)	6,738,592	32,480,013
CME Group Inc.	15,632	4,823,410
Discover Financial Services	126,478	2,604,182
E*TRADE Financial Corp.(a)	46,892	776,532
Eaton Vance Corp.	27,580	835,674
Federated Investors Inc. Class B(c)	24,050	651,274
Franklin Resources Inc.	35,420	4,273,423
Goldman Sachs Group Inc. (The)	100,232	16,399,960
Greenhill & Co. Inc.(c)	6,885	477,957
IntercontinentalExchange Inc.(a)	17,116	2,062,307
Invesco Ltd.	107,501	2,659,575
Investment Technology Group Inc.(a)	9,888	182,236
Janus Capital Group Inc.	42,933	554,265
Jefferies Group Inc.(c)	26,208	655,462
JPMorgan Chase & Co.	909,227	40,860,661
KBW Inc.	8,111	216,969
Knight Capital Group Inc. Class A(a)	21,976	304,587
Legg Mason Inc.	33,305	1,103,395
MF Global Holdings Ltd.(a)	34,324	284,203
Morgan Stanley	321,046	9,438,752
NASDAQ OMX Group Inc. (The)(a)	37,258	912,076
NYSE Euronext Inc.	60,149	1,913,340
optionsXpress Holdings Inc.	10,375	154,172
Piper Jaffray Companies Inc.(a)	4,451	186,052
Raymond James Financial Inc.	23,129	837,732
SLM Corp.(a)	112,647	1,623,243
Stifel Financial Corp.(a)	8,258	529,833
T. Rowe Price Group Inc.	60,261	3,972,405
TD Ameritrade Holding Corp.	53,594	1,094,389
Waddell & Reed Financial Inc. Class A	20,114	726,518

		164,688,180
INSURANCE—21.03%
ACE Ltd.	78,792	4,852,799
Aflac Inc.	108,453	6,244,724
Alleghany Corp.(a)	1,683	519,677
Allied World Assurance Co. Holdings Ltd.	9,109	549,546
Allstate Corp. (The)	117,316	3,653,220
American Financial Group Inc.	18,342	596,665
American International Group Inc.(a)(c)	29,125	1,175,194
American National Insurance Co.	3,358	279,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2011

Aon Corp.	68,619	3,138,633
Arch Capital Group Ltd.(a)	11,472	1,012,404
Argo Group International Holdings Ltd.(c)	7,100	252,902
Arthur J. Gallagher & Co.	24,592	729,891
Aspen Insurance Holdings Ltd.	16,602	498,890
Assurant Inc.	24,905	977,023
Assured Guaranty Ltd.	39,401	569,738
Axis Capital Holdings Ltd.	27,724	986,420
Berkshire Hathaway Inc. Class B(a)	219,604	17,952,627
Brown & Brown Inc.	26,894	665,895
Chubb Corp. (The)	70,950	4,110,134
Cincinnati Financial Corp.	35,143	1,125,982
CNO Financial Group Inc.(a)	52,745	333,876
Delphi Financial Group Inc. Class A	11,255	323,919
Endurance Specialty Holdings Ltd.(c)	10,869	505,300
Erie Indemnity Co. Class A	6,637	440,830
Everest Re Group Ltd.	12,259	1,033,189
Fidelity National Financial Inc. Class A	53,361	717,705
First American Financial Corp.	23,239	360,437
Genworth Financial Inc. Class A(a)	113,311	1,537,630
Hanover Insurance Group Inc. (The)	10,436	493,623
Hartford Financial Services Group Inc. (The)	103,327	2,870,424
HCC Insurance Holdings Inc.	26,866	813,502
Horace Mann Educators Corp.	8,810	152,237
Lincoln National Corp.	73,169	2,110,194
Loews Corp.	79,102	3,168,035
Markel Corp.(a)	2,300	925,750
Marsh & McLennan Companies Inc.	125,826	3,508,029
MBIA Inc.(a)(c)	36,430	389,801
Mercury General Corp.	6,214	263,784
MetLife Inc.	161,762	7,403,847
MGIC Investment Corp.(a)	46,342	388,809
Montpelier Re Holdings Ltd.	16,312	323,793
Old Republic International Corp.	56,236	687,766
PartnerRe Ltd.	16,464	1,348,072
Platinum Underwriters Holdings Ltd.	9,173	405,447
Principal Financial Group Inc.	69,820	2,288,001
ProAssurance Corp.(a)	7,434	436,153
Progressive Corp. (The)	145,227	2,876,947
Protective Life Corp.	20,022	552,007
Prudential Financial Inc.	112,459	6,917,353
Radian Group Inc.	31,418	225,581
Reinsurance Group of America Inc.	17,007	978,923
RenaissanceRe Holdings Ltd.	12,828	841,773
RLI Corp.	4,032	217,204
Selective Insurance Group Inc.	12,292	218,552
StanCorp Financial Group Inc.	10,918	487,052
Torchmark Corp.	18,700	1,165,010
Tower Group Inc.	8,940	232,798
Transatlantic Holdings Inc.	15,031	773,345
Travelers Companies Inc. (The)	106,808	6,009,018
Unitrin Inc.	10,717	288,394
Unum Group	75,897	1,892,871
Validus Holdings Ltd.	18,852	573,101
W.R. Berkley Corp.	30,307	856,173
White Mountains Insurance Group Ltd.	1,623	551,820
Willis Group Holdings PLC(c)	39,021	1,466,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2011

XL Group PLC	75,135	1,722,094

		111,968,932
REAL ESTATE—0.87%
Brookfield Properties Corp.	59,903	1,053,694
CB Richard Ellis Group Inc. Class A(a)	68,192	1,513,180
Forest City Enterprises Inc. Class A(a)	28,247	477,657
Forestar Group Inc.(a)	8,144	151,967
Jones Lang LaSalle Inc.	9,818	870,267
St. Joe Co. (The)(a)(c)	21,416	587,013

		4,653,778
REAL ESTATE INVESTMENT TRUSTS—14.71%
Alexandria Real Estate Equities Inc.	12,891	993,123
AMB Property Corp.	38,943	1,306,538
American Campus Communities Inc.	15,407	498,262
Annaly Capital Management Inc.	160,856	2,868,062
Apartment Investment and Management Co. Class A	27,318	698,248
AvalonBay Communities Inc.	19,791	2,294,371
BioMed Realty Trust Inc.	30,260	540,141
Boston Properties Inc.	32,241	3,042,583
Brandywine Realty Trust	31,432	364,611
BRE Properties Inc.	14,906	665,553
Camden Property Trust	16,047	889,485
CBL & Associates Properties Inc.(c)	32,224	549,741
Chimera Investment Corp.	232,933	978,319
Colonial Properties Trust(c)	18,101	347,358
CommonWealth REIT	16,774	447,363
Corporate Office Properties Trust	15,306	559,434
DCT Industrial Trust Inc.	48,668	269,621
Developers Diversified Realty Corp.	45,141	613,918
DiamondRock Hospitality Co.(a)	35,890	435,346
Digital Realty Trust Inc.(c)	21,119	1,148,874
Douglas Emmett Inc.	28,996	534,396
Duke Realty Corp.	58,201	797,354
DuPont Fabros Technology Inc.	13,544	310,428
EastGroup Properties Inc.	6,348	276,709
Entertainment Properties Trust	10,864	500,070
Equity Lifestyle Properties Inc.	7,228	411,129
Equity Residential	65,836	3,567,653
Essex Property Trust Inc.	7,306	847,496
Federal Realty Investment Trust	14,097	1,133,822
Franklin Street Properties Corp.	16,632	249,314
General Growth Properties Inc.(a)	91,068	1,348,717
Hatteras Financial Corp.	12,950	370,111
HCP Inc.(c)	84,100	3,119,269
Health Care REIT Inc.	33,742	1,656,057
Healthcare Realty Trust Inc.	15,199	319,179
Highwoods Properties Inc.	15,619	511,835
Home Properties Inc.	8,706	484,750
Hospitality Properties Trust	28,810	716,505
Host Hotels & Resorts Inc.	153,136	2,834,547
Kilroy Realty Corp.	12,237	466,719
Kimco Realty Corp.	93,241	1,686,730
LaSalle Hotel Properties	16,320	453,206
Lexington Realty Trust	25,468	215,714
Liberty Property Trust	26,466	920,223
Macerich Co. (The)	30,076	1,463,498
Mack-Cali Realty Corp.	18,508	648,150
MFA Financial Inc.	65,535	535,421
Mid-America Apartment Communities Inc.	7,921	504,964
National Retail Properties Inc.	19,472	483,879
Nationwide Health Properties Inc.	31,497	1,182,712
Omega Healthcare Investors Inc.(c)	22,969	511,749

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2011

Piedmont Office Realty Trust Inc. Class A	30,268	598,701
Plum Creek Timber Co. Inc.(c)	37,750	1,580,592
Post Properties Inc.(c)	11,174	413,773
Potlatch Corp.	9,429	350,287
ProLogis	132,374	1,975,020
Public Storage	32,807	3,575,307
Rayonier Inc.(c)	18,350	1,086,503
Realty Income Corp.	27,284	953,849
Redwood Trust Inc.	16,283	243,757
Regency Centers Corp.	19,124	824,436
Senior Housing Properties Trust	29,643	664,596
Simon Property Group Inc.	68,124	6,911,180
SL Green Realty Corp.	18,053	1,313,536
Sunstone Hotel Investors Inc.(a)	27,198	277,692
Tanger Factory Outlet Centers Inc.	18,830	491,651
Taubman Centers Inc.	12,750	667,462
UDR Inc.	42,424	996,116
Ventas Inc.(c)	36,358	2,016,415
Vornado Realty Trust	41,924	3,693,085
Washington Real Estate Investment Trust	14,772	453,205
Weingarten Realty Investors	27,952	685,383

		78,345,803
SAVINGS & LOANS—1.29%
Astoria Financial Corp.	20,742	295,366
Capitol Federal Financial Inc.	38,747	472,326
First Niagara Financial Group Inc.	48,720	676,234
Hudson City Bancorp Inc.	113,117	1,242,025
New York Community Bancorp Inc.	101,146	1,852,995
NewAlliance Bancshares Inc.	22,789	340,695
People’s United Financial Inc.	86,644	1,118,574
Provident Financial Services Inc.	12,994	190,362
TFS Financial Corp.	21,300	207,675
Washington Federal Inc.	25,946	448,606

		6,844,858
SOFTWARE—0.33%
MSCI Inc. Class A(a)	27,473	940,401
SEI Investments Co.	36,428	843,308

		1,783,709

TOTAL COMMON STOCKS
(Cost: $662,571,883)		532,197,024

SHORT-TERM INVESTMENTS—2.19%

MONEY MARKET FUNDS—2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	9,703,729	9,703,729
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	1,383,710	1,383,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	574,289	574,289

		11,661,728

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,661,728)		11,661,728

TOTAL INVESTMENTS IN SECURITIES—102.13%
(Cost: $674,233,611)		543,858,752
Other Assets, Less Liabilities—(2.13)%		(11,325,830)

NET ASSETS—100.00%		$532,532,922

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

BANKS—42.69%
Associated Banc-Corp	27,759	$388,071
BancorpSouth Inc.	12,495	195,422
Bank of America Corp.	1,588,854	21,814,965
Bank of Hawaii Corp.	7,660	359,024
Bank of New York Mellon Corp. (The)	193,071	6,029,607
BB&T Corp.	110,516	3,054,662
BOK Financial Corp.	4,241	219,175
CapitalSource Inc.	47,649	367,850
Cathay General Bancorp	12,606	218,210
City National Corp.	7,668	443,134
Comerica Inc.	28,183	1,076,591
Commerce Bancshares Inc.	12,464	512,644
Cullen/Frost Bankers Inc.	9,113	526,549
East West Bancorp Inc.	23,752	515,656
F.N.B. Corp.	18,439	186,234
Fifth Third Bancorp	146,567	2,179,451
First Financial Bankshares Inc.	3,322	163,841
First Horizon National Corp.(a)	41,819	473,809
First Midwest Bancorp Inc.	11,872	138,784
FirstMerit Corp.	17,300	316,936
Fulton Financial Corp.	31,664	326,772
Glacier Bancorp Inc.	11,310	159,584
Hancock Holding Co.	5,076	166,493
Huntington Bancshares Inc.	137,119	992,742
IBERIABANK Corp.	4,287	243,159
International Bancshares Corp.(b)	9,333	177,047
KeyCorp	140,430	1,249,827
M&T Bank Corp.	17,852	1,543,662
Marshall & Ilsley Corp.	84,231	588,775
MB Financial Inc.	8,432	165,773
National Penn Bancshares Inc.	19,865	162,098
Northern Trust Corp.	38,521	2,002,322
Old National Bancorp	13,841	148,514
PacWest Bancorp	5,094	100,505
Park National Corp.(b)	1,946	126,724
PNC Financial Services Group Inc. (The)(c)	84,109	5,046,540
Popular Inc.(a)	164,177	527,008
PrivateBancorp Inc.	9,755	149,934
Prosperity Bancshares Inc.	7,395	299,128
Regions Financial Corp.	200,853	1,426,056
Signature Bank(a)	6,515	340,344
State Street Corp.	80,196	3,746,757
Sterling Bancshares Inc.	16,616	147,384
SunTrust Banks Inc.	79,656	2,423,932
Susquehanna Bancshares Inc.	20,462	195,617
SVB Financial Group(a)	6,636	348,191
Synovus Financial Corp.	108,486	286,403
TCF Financial Corp.	21,516	321,449
TrustCo Bank Corp. NY	12,552	75,124
Trustmark Corp.	8,948	214,663
U.S. Bancorp	305,698	8,253,846
UMB Financial Corp.	5,182	210,648
Umpqua Holdings Corp.	18,187	199,511
United Bankshares Inc.	6,832	192,662
Valley National Bancorp	26,024	352,105
Webster Financial Corp.	11,716	268,062

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2011

Wells Fargo & Co.	796,723	25,829,760
Westamerica Bancorporation	4,659	232,950
Whitney Holding Corp.	15,485	206,105
Wintrust Financial Corp.	5,500	181,005
Zions Bancorporation	27,826	656,137

		99,465,933
COMMERCIAL SERVICES—5.70%
Equifax Inc.	20,087	717,508
MasterCard Inc. Class A	16,649	3,937,655
Moody’s Corp.	32,461	953,379
Visa Inc. Class A	79,168	5,529,885
Western Union Co.	105,346	2,136,417

		13,274,844
DIVERSIFIED FINANCIAL SERVICES—48.59%
Affiliated Managers Group Inc.(a)	8,137	828,591
American Express Co.	170,211	7,383,753
Ameriprise Financial Inc.	40,092	2,471,672
BlackRock Inc.(c)	15,302	3,030,102
Capital One Financial Corp.	72,953	3,513,416
Charles Schwab Corp. (The)	154,642	2,791,288
CIT Group Inc.(a)	28,349	1,351,964
Citigroup Inc.(a)	4,633,387	22,332,925
CME Group Inc.	10,733	3,311,774
Discover Financial Services	87,020	1,791,742
E*TRADE Financial Corp.(a)	32,209	533,381
Eaton Vance Corp.	18,948	574,124
Federated Investors Inc. Class B(b)	16,512	447,145
Franklin Resources Inc.	24,332	2,935,656
Goldman Sachs Group Inc. (The)	68,917	11,276,200
Greenhill & Co. Inc.(b)	4,729	328,287
IntercontinentalExchange Inc.(a)	11,773	1,418,529
Invesco Ltd.	73,950	1,829,523
Investment Technology Group Inc.(a)	7,069	130,282
Janus Capital Group Inc.	29,486	380,664
Jefferies Group Inc.(b)	17,995	450,055
JPMorgan Chase & Co.	625,007	28,087,815
KBW Inc.	5,687	152,127
Knight Capital Group Inc. Class A(a)(b)	15,173	210,298
Legg Mason Inc.	22,878	757,948
MF Global Holdings Ltd.(a)	23,704	196,269
Morgan Stanley	220,461	6,481,553
NASDAQ OMX Group Inc. (The)(a)	25,584	626,296
NYSE Euronext Inc.	41,402	1,316,998
optionsXpress Holdings Inc.	7,086	105,298
Piper Jaffray Companies Inc.(a)	3,112	130,082
Raymond James Financial Inc.	15,878	575,101
SLM Corp.(a)	77,366	1,114,844
Stifel Financial Corp.(a)	5,701	365,776
T. Rowe Price Group Inc.	41,390	2,728,429
TD Ameritrade Holding Corp.	36,881	753,110
Waddell & Reed Financial Inc. Class A	13,816	499,034

		113,212,051
INSURANCE—0.39%
Fidelity National Financial Inc. Class A	36,631	492,687
MGIC Investment Corp.(a)	32,179	269,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2011

Radian Group Inc.(b)	21,350	153,293

		915,962
SAVINGS & LOANS—2.03%
Astoria Financial Corp.	14,274	203,262
Capitol Federal Financial Inc.	26,846	327,253
First Niagara Financial Group Inc.	33,463	464,466
Hudson City Bancorp Inc.	77,909	855,441
New York Community Bancorp Inc.	69,633	1,275,676
NewAlliance Bancshares Inc.	15,728	235,134
People’s United Financial Inc.	59,529	768,519
Provident Financial Services Inc.	9,202	134,809
TFS Financial Corp.	14,753	143,842
Washington Federal Inc.	18,024	311,635

		4,720,037
SOFTWARE—0.53%
MSCI Inc. Class A(a)	19,067	652,664
SEI Investments Co.	25,022	579,259

		1,231,923

TOTAL COMMON STOCKS
(Cost: $280,997,333)		232,820,750

SHORT-TERM INVESTMENTS—0.78%

MONEY MARKET FUNDS—0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,423,038	1,423,038
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	202,919	202,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	201,808	201,808

		1,827,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,827,765)		1,827,765

TOTAL INVESTMENTS IN SECURITIES—100.71%
(Cost: $282,825,098)		234,648,515
Other Assets, Less Liabilities—(0.71)%		(1,659,146)

NET ASSETS—100.00%		$232,989,369

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

COMMERCIAL SERVICES—2.83%
Emergency Medical Services Corp. Class A(a)	21,714	$1,465,695
Healthcare Services Group Inc.	47,566	753,446
HMS Holdings Corp.(a)	19,183	1,234,234

		3,453,375
DIALYSIS CENTERS—3.21%
DaVita Inc.(a)	53,030	3,916,266

		3,916,266
INTERNET APPLICATIONS SOFTWARE—0.26%
eResearchTechnology Inc.(a)	50,008	321,551

		321,551
LIFE/HEALTH INSURANCE—0.59%
Universal American Corp.	35,500	716,745

		716,745
MEDICAL - DRUGS—0.28%
PharMerica Corp.(a)	30,185	341,392

		341,392
MEDICAL - HMO—44.33%
Aetna Inc.	192,909	6,354,422
AMERIGROUP Corp.(a)	34,773	1,821,062
Centene Corp.(a)	39,231	1,087,483
CIGNA Corp.	132,545	5,569,541
Coventry Health Care Inc.(a)	89,454	2,680,936
Health Net Inc.(a)	63,911	1,823,381
HealthSpring Inc.(a)	38,191	1,160,625
Humana Inc.(a)	83,372	4,833,075
Magellan Health Services Inc.(a)	24,035	1,163,534
Molina Healthcare Inc.(a)	16,118	494,178
UnitedHealth Group Inc.	394,543	16,195,990
WellCare Health Plans Inc.(a)	32,304	965,890
WellPoint Inc.(a)	160,180	9,950,382

		54,100,499
MEDICAL - HOSPITALS—7.80%
Community Health Systems Inc.(a)	60,440	2,122,653
Health Management Associates Inc. Class A(a)	168,390	1,532,349
LifePoint Hospitals Inc.(a)	38,054	1,339,501
Tenet Healthcare Corp.(a)	329,771	2,192,977
Universal Health Services Inc. Class B	55,346	2,330,066

		9,517,546
MEDICAL - NURSING HOMES—0.79%
Kindred Healthcare Inc.(a)	34,281	641,397

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2011

Sun Healthcare Group Inc.(a)	25,836	322,821

		964,218
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—3.49%
Air Methods Corp.(a)	9,914	507,993
Amedisys Inc.(a)	23,997	818,058
AmSurg Corp.(a)	27,078	570,533
Gentiva Health Services Inc.(a)	25,880	595,758
Lincare Holdings Inc.	65,131	1,761,794

		4,254,136
MEDICAL LABS & TESTING SERVICES—9.91%
Bio-Reference Laboratories Inc.(a)(b)	21,848	504,470
Covance Inc.(a)	41,003	2,311,749
Genoptix Inc.(a)	17,681	441,318
Laboratory Corp. of America Holdings(a)	51,427	4,623,802
Quest Diagnostics Inc.	73,861	4,206,384

		12,087,723
MEDICAL PRODUCTS—0.46%
Hanger Orthopedic Group Inc.(a)	27,520	565,536

		565,536
PHARMACY SERVICES—18.13%
Catalyst Health Solutions Inc.(a)	27,382	1,188,379
Express Scripts Inc.(a)	194,031	10,929,766
Medco Health Solutions Inc.(a)	163,948	10,004,107

		22,122,252
PHYSICAL THERAPY/REHAB CENTERS—1.69%
HealthSouth Corp.(a)	66,599	1,506,469
RehabCare Group Inc.(a)	22,560	554,074

		2,060,543
PHYSICIAN PRACTICE MANAGEMENT—2.39%
Healthways Inc.(a)	33,499	400,983
IPC The Hospitalist Co. Inc.(a)	14,467	537,160
MEDNAX Inc.(a)	29,928	1,979,737

		2,917,880
RESEARCH & DEVELOPMENT—2.55%
PAREXEL International Corp.(a)	45,323	1,051,947
Pharmaceutical Product Development Inc.	70,876	2,065,326

		3,117,273
RETIREMENT/AGED CARE FACILITIES—1.24%
Brookdale Senior Living Inc.(a)	68,953	1,506,623

		1,506,623

TOTAL COMMON STOCKS
(Cost: $133,963,994)		121,963,558

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2011

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	4,157	4,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	593	593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	112,538	112,538

		117,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,288)		117,288

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $134,081,282)		122,080,846
Other Assets, Less Liabilities—(0.04)%		(52,543)

NET ASSETS—100.00%		$122,028,303

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.64%

BIOTECHNOLOGY—11.51%
Acorda Therapeutics Inc.(a)	15,466	$339,479
Alexion Pharmaceuticals Inc.(a)	35,627	2,986,255
Amgen Inc.(a)	381,366	21,005,639
Bio-Rad Laboratories Inc. Class A(a)	7,621	829,775
Biogen Idec Inc.(a)	90,401	5,918,554
Celera Corp.(a)	33,396	206,554
Celgene Corp.(a)	183,297	9,445,294
Charles River Laboratories International Inc.(a)	26,141	1,002,507
Genzyme Corp.(a)	101,550	7,448,693
Human Genome Sciences Inc.(a)	74,370	1,804,216
Illumina Inc.(a)	49,381	3,424,079
Incyte Corp.(a)(b)	44,507	656,033
Life Technologies Corp.(a)	72,618	3,942,431
Myriad Genetics Inc.(a)	37,535	749,199
Nektar Therapeutics(a)	44,778	501,961
PDL BioPharma Inc.	55,896	276,126
Regeneron Pharmaceuticals Inc.(a)	27,580	928,894
Savient Pharmaceuticals Inc.(a)	26,957	248,813
Talecris Biotherapeutics Holdings Corp.(a)	24,657	604,097
Vertex Pharmaceuticals Inc.(a)	80,601	3,134,573

		65,453,172
COMMERCIAL SERVICES—0.69%
Emergency Medical Services Corp. Class A(a)	11,906	803,655
HealthSpring Inc.(a)	20,883	634,634
HMS Holdings Corp.(a)	10,830	696,802
PAREXEL International Corp.(a)	23,141	537,103
Pharmaceutical Product Development Inc.	43,692	1,273,185

		3,945,379
DISTRIBUTION & WHOLESALE—0.13%
Owens & Minor Inc.	24,726	730,159

		730,159
ELECTRONICS—2.13%
Thermo Fisher Scientific Inc.(a)	162,565	9,310,097
Waters Corp.(a)	36,904	2,819,097

		12,129,194
HEALTH CARE - PRODUCTS—31.91%
Alcon Inc.	30,413	4,953,061
Alere Inc.(a)	33,567	1,314,819
American Medical Systems Holdings Inc.(a)(b)	30,151	588,547
Baxter International Inc.	232,663	11,281,829
Beckman Coulter Inc.	27,590	1,986,756
Becton, Dickinson and Co.	87,408	7,250,494
Boston Scientific Corp.(a)	599,466	4,184,273
C.R. Bard Inc.	37,214	3,511,141
CareFusion Corp.(a)	87,790	2,258,837
Cepheid Inc.(a)(b)	23,438	556,887
Cooper Companies Inc. (The)	18,216	1,044,505
Covidien PLC	200,687	9,526,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2011

DENTSPLY International Inc.	57,000	2,022,360
Edwards Lifesciences Corp.(a)	44,690	3,766,920
Gen-Probe Inc.(a)	19,286	1,212,896
Haemonetics Corp.(a)	10,084	598,385
Henry Schein Inc.(a)	36,323	2,384,968
Hill-Rom Holdings Inc.	24,870	1,006,489
Hologic Inc.(a)	103,184	2,055,425
IDEXX Laboratories Inc.(a)	22,919	1,643,292
Immucor Inc.(a)	24,245	479,324
Intuitive Surgical Inc.(a)	15,678	5,062,583
Invacare Corp.	12,193	337,014
Johnson & Johnson	1,101,145	65,815,437
Kinetic Concepts Inc.(a)	24,822	1,145,039
Masimo Corp.	21,134	633,492
Medtronic Inc.	431,134	16,521,055
NuVasive Inc.(a)(b)	15,433	431,275
Patterson Companies Inc.	40,822	1,349,575
PSS World Medical Inc.(a)	22,618	538,987
ResMed Inc.(a)(b)	60,487	1,904,736
Sirona Dental Systems Inc.(a)	15,934	698,068
St. Jude Medical Inc.(a)	136,213	5,516,626
Steris Corp.	21,456	747,098
Stryker Corp.	120,985	6,963,897
TECHNE Corp.	14,777	1,018,874
Thoratec Corp.(a)	22,998	542,523
Varian Medical Systems Inc.(a)(b)	48,323	3,265,185
West Pharmaceutical Services Inc.	13,134	525,229
Zimmer Holdings Inc.(a)	80,601	4,768,355

		181,412,868
HEALTH CARE - SERVICES—11.42%
Aetna Inc.	166,333	5,479,009
Amedisys Inc.(a)	11,491	391,728
AMERIGROUP Corp.(a)	20,720	1,085,106
Brookdale Senior Living Inc.(a)	40,024	874,524
Centene Corp.(a)	20,333	563,631
Community Health Systems Inc.(a)	37,915	1,331,575
Covance Inc.(a)	25,875	1,458,833
Coventry Health Care Inc.(a)	59,178	1,773,565
DaVita Inc.(a)	40,932	3,022,828
Health Management Associates Inc. Class A(a)	99,960	909,636
Health Net Inc.(a)	38,877	1,109,161
HealthSouth Corp.(a)	37,156	840,469
Humana Inc.(a)	67,658	3,922,134
Laboratory Corp. of America Holdings(a)	40,858	3,673,543
LifePoint Hospitals Inc.(a)	21,803	767,466
Lincare Holdings Inc.	39,494	1,068,313
Magellan Health Services Inc.(a)	13,413	649,323
MEDNAX Inc.(a)	18,615	1,231,382
Quest Diagnostics Inc.	56,691	3,228,552
Tenet Healthcare Corp.(a)	186,143	1,237,851
UnitedHealth Group Inc.	447,580	18,373,159
Universal Health Services Inc. Class B	35,628	1,499,939
WellCare Health Plans Inc.(a)	17,007	508,509
WellPoint Inc.(a)	159,193	9,889,069

		64,889,305

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2011

INSURANCE—0.81%
CIGNA Corp.	109,278	4,591,862

		4,591,862
MANUFACTURING—0.16%
Teleflex Inc.	15,642	896,599

		896,599
PHARMACEUTICALS—40.88%
Abbott Laboratories	612,557	27,663,074
Alkermes Inc.(a)	37,639	485,919
Allergan Inc.	122,495	8,649,372
Amylin Pharmaceuticals Inc.(a)	52,022	841,716
Auxilium Pharmaceuticals Inc.(a)	18,940	429,749
BioMarin Pharmaceutical Inc.(a)	40,219	1,022,367
Bristol-Myers Squibb Co.	683,916	17,221,005
Catalyst Health Solutions Inc.(a)	15,322	664,975
Cephalon Inc.(a)	29,828	1,762,238
Cubist Pharmaceuticals Inc.(a)	23,265	510,434
Dendreon Corp.(a)	57,089	2,000,399
Eli Lilly and Co.	390,867	13,590,446
Endo Pharmaceuticals Holdings Inc.(a)	41,125	1,366,173
Express Scripts Inc.(a)	200,289	11,282,279
Forest Laboratories Inc.(a)	114,482	3,693,189
Gilead Sciences Inc.(a)	333,860	12,813,547
Hospira Inc.(a)	66,418	3,668,266
Isis Pharmaceuticals Inc.(a)	36,284	330,184
Medco Health Solutions Inc.(a)	169,003	10,312,563
Medicis Pharmaceutical Corp. Class A	23,283	592,087
Merck & Co. Inc.	1,223,669	40,589,101
Mylan Inc.(a)	172,819	4,002,488
Onyx Pharmaceuticals Inc.(a)	24,822	875,844
Par Pharmaceutical Companies Inc.(a)	13,566	484,578
Perrigo Co.	33,715	2,452,429
Pfizer Inc.	3,206,982	58,431,212
Salix Pharmaceuticals Ltd.(a)	20,430	837,017
Theravance Inc.(a)	25,181	529,808
United Therapeutics Corp.(a)	19,853	1,349,607
Warner Chilcott PLC Class A	46,056	1,104,883
Watson Pharmaceuticals Inc.(a)	52,613	2,868,461

		232,425,410

TOTAL COMMON STOCKS
(Cost: $704,307,473)		566,473,948

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,735,879	1,735,879
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	247,529	247,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	969,578	969,578

		2,952,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,952,986)		2,952,986

TOTAL INVESTMENTS IN SECURITIES—100.16%
(Cost: $707,260,459)		569,426,934
Other Assets, Less Liabilities—(0.16)%		(928,356)

NET ASSETS—100.00%		$568,498,578

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—4.83%
Cavco Industries Inc.(a)(b)	344,120	$14,174,303
Skyline Corp.(b)	512,403	10,294,176

		24,468,479
BUILDING - RESIDENTIAL/COMMERCIAL—61.12%
D.R. Horton Inc.	3,036,593	37,623,387
KB Home	1,742,107	25,852,868
Lennar Corp. Class A	1,834,604	35,517,933
M.D.C. Holdings Inc.	841,528	26,011,631
M/I Homes Inc.(a)(b)	1,015,222	14,883,155
Meritage Homes Corp.(a)	891,095	20,459,541
NVR Inc.(a)	55,574	42,514,110
Pulte Group Inc.(a)	4,257,593	33,592,409
Ryland Group Inc.	1,227,944	21,857,403
Standard-Pacific Corp.(a)(c)	4,086,303	17,979,733
Toll Brothers Inc.(a)	1,655,955	33,516,529

		309,808,699
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—6.43%
Louisiana-Pacific Corp.(a)	848,715	8,521,099
Owens Corning(a)	483,846	16,194,326
USG Corp.(a)(c)	486,134	7,885,093

		32,600,518
BUILDING PRODUCTS - AIR AND HEATING—2.38%
Lennox International Inc.	245,638	12,070,651

		12,070,651
BUILDING PRODUCTS - CEMENT/AGGREGATES—1.74%
Eagle Materials Inc.	304,266	8,823,714

		8,823,714
BUILDING PRODUCTS - WOOD—2.97%
Masco Corp.	1,128,106	15,026,372

		15,026,372
COATINGS/PAINT—3.48%
Sherwin-Williams Co. (The)	207,892	17,614,689

		17,614,689
DISTRIBUTION/WHOLESALE—2.94%
Beacon Roofing Supply Inc.(a)	313,998	5,702,204
Watsco Inc.	147,012	9,220,592

		14,922,796

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2011

DIVERSIFIED MANUFACTURING OPERATIONS—2.77%
Leggett & Platt Inc.	623,603	14,049,776

		14,049,776
HOME FURNISHINGS—0.78%
Ethan Allen Interiors Inc.	175,854	3,939,130

		3,939,130
RETAIL - BUILDING PRODUCTS—7.96%
Home Depot Inc. (The)	603,992	22,208,786
Lowe’s Companies Inc.	731,243	18,134,826

		40,343,612
TEXTILE - HOME FURNISHINGS—2.48%
Mohawk Industries Inc.(a)	226,554	12,585,075

		12,585,075
TOTAL COMMON STOCKS
(Cost: $507,355,831)		506,253,511

SHORT-TERM INVESTMENTS—1.72%

MONEY MARKET FUNDS—1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	7,122,379	7,122,379
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	1,015,621	1,015,621
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	580,224	580,224

		8,718,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,718,224)		8,718,224

TOTAL INVESTMENTS IN SECURITIES—101.60%
(Cost: $516,074,055)		514,971,735
Other Assets, Less Liabilities—(1.60)%		(8,102,718)

NET ASSETS—100.00%		$506,869,017

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—13.92%
AAR Corp.(a)	9,109	$244,030
Alliant Techsystems Inc.(a)	7,282	551,684
BE Aerospace Inc.(a)	22,490	870,138
Boeing Co. (The)	152,416	10,589,864
Curtiss-Wright Corp.	10,652	369,624
Esterline Technologies Corp.(a)	6,909	491,783
General Dynamics Corp.	74,192	5,594,077
Goodrich Corp.	29,067	2,634,052
Kaman Corp.	5,918	174,196
L-3 Communications Holdings Inc.	26,679	2,087,632
Lockheed Martin Corp.	67,357	5,361,617
Moog Inc. Class A(a)	9,583	408,619
Northrop Grumman Corp.	64,013	4,436,101
Orbital Sciences Corp.(a)	13,286	226,659
Raytheon Co.	87,367	4,367,476
Rockwell Collins Inc.	36,838	2,362,789
Spirit AeroSystems Holdings Inc. Class A(a)	25,014	590,831
Teledyne Technologies Inc.(a)	8,384	396,647
TransDigm Group Inc.(a)	8,763	678,957
Triumph Group Inc.	4,424	424,837
United Technologies Corp.	201,725	16,400,243

		59,261,856
AUTO MANUFACTURERS—1.50%
Navistar International Corp.(a)	12,641	819,769
Oshkosh Corp.(a)	21,098	799,825
PACCAR Inc.	84,671	4,783,065

		6,402,659
AUTO PARTS & EQUIPMENT—0.11%
ArvinMeritor Inc.(a)	20,521	448,589

		448,589
BUILDING MATERIALS—1.10%
Eagle Materials Inc.	10,450	303,050
Lennox International Inc.	11,959	587,665
Martin Marietta Materials Inc.	10,644	888,774
Masco Corp.	83,600	1,113,552
Owens Corning(a)	26,116	874,103
Quanex Building Products Corp.	8,760	170,732
Simpson Manufacturing Co. Inc.	8,908	265,013
Texas Industries Inc.	5,537	219,985
USG Corp.(a)	15,655	253,924

		4,676,798
CHEMICALS—0.61%
Sherwin-Williams Co. (The)	21,171	1,793,819
Valspar Corp. (The)	21,323	796,840

		2,590,659

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

COMMERCIAL SERVICES—3.59%
ABM Industries Inc.	10,013	257,334
Alliance Data Systems Corp.(a)(b)	12,256	866,989
Coinstar Inc.(a)(b)	7,109	294,242
Convergys Corp.(a)	25,043	356,612
CoreLogic Inc.	25,790	517,090
Corporate Executive Board Co. (The)	7,857	305,323
Corrections Corp. of America(a)	25,829	640,818
Deluxe Corp.	12,141	296,847
Euronet Worldwide Inc.(a)	11,385	208,232
FTI Consulting Inc.(a)	10,899	397,487
Genpact Ltd.(a)	24,172	365,722
GEO Group Inc. (The)(a)	15,927	378,585
Iron Mountain Inc.	42,949	1,047,526
Lender Processing Services Inc.	21,719	689,361
Manpower Inc.	19,141	1,235,934
Monster Worldwide Inc.(a)	30,391	506,010
Navigant Consulting Inc.(a)	11,606	118,265
PHH Corp.(a)	12,972	309,901
Quanta Services Inc.(a)	48,662	1,154,749
R.R. Donnelley & Sons Co.	47,653	844,411
Resources Connection Inc.	10,677	213,967
Robert Half International Inc.	34,456	1,080,540
TeleTech Holdings Inc.(a)	7,271	155,672
Towers Watson & Co. Class A	11,978	653,160
TrueBlue Inc.(a)	10,093	172,187
United Rentals Inc.(a)	14,218	378,910
Verisk Analytics Inc. Class A(a)	28,170	952,991
VistaPrint NV(a)	9,529	482,549
Wright Express Corp.(a)	8,964	424,177

		15,305,591
COMPUTERS—1.92%
Accenture PLC Class A	147,530	7,593,369
Jack Henry & Associates Inc.	19,494	576,243

		8,169,612
DISTRIBUTION & WHOLESALE—1.15%
Fastenal Co.(b)	31,877	1,850,778
United Stationers Inc.(a)	5,446	339,177
W.W. Grainger Inc.	13,585	1,786,020
Watsco Inc.	5,774	362,145
WESCO International Inc.(a)	9,793	548,898

		4,887,018
ELECTRIC—0.20%
MDU Resources Group Inc.	40,339	856,397

		856,397
ELECTRICAL COMPONENTS & EQUIPMENT—3.69%
American Superconductor Corp.(a)(b)	10,283	280,417
AMETEK Inc.	37,234	1,518,403
Belden Inc.	10,836	376,659
Emerson Electric Co.	176,129	10,370,476
EnerSys Inc.(a)	10,823	355,211
General Cable Corp.(a)	12,217	452,151
GrafTech International Ltd.(a)	28,267	593,607
Hubbell Inc. Class B	12,267	751,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

Littelfuse Inc.	5,110	262,041
Molex Inc.	14,962	391,256
Molex Inc. Class A NVS	16,903	367,809

		15,719,261
ELECTRONICS—5.42%
Agilent Technologies Inc.(a)	81,521	3,410,023
Amphenol Corp. Class A	40,450	2,238,503
Arrow Electronics Inc.(a)	27,532	1,040,710
Avnet Inc.(a)	35,430	1,262,017
AVX Corp.	11,949	187,360
Benchmark Electronics Inc.(a)	14,626	277,748
Brady Corp. Class A	11,397	373,252
Checkpoint Systems Inc.(a)	9,406	194,422
Dionex Corp.(a)	3,910	461,302
Flextronics International Ltd.(a)(b)	183,432	1,465,622
FLIR Systems Inc.(a)	36,991	1,148,201
Itron Inc.(a)	9,301	539,644
Jabil Circuit Inc.	46,669	943,180
Mettler-Toledo International Inc.(a)	7,858	1,172,335
National Instruments Corp.	14,288	604,525
PerkinElmer Inc.	27,462	702,478
Plexus Corp.(a)	9,134	246,983
Thomas & Betts Corp.(a)	12,218	627,883
Trimble Navigation Ltd.(a)	28,173	1,298,212
Tyco Electronics Ltd.	104,431	3,783,535
Vishay Intertechnology Inc.(a)	39,995	659,917
Woodward Governor Co.	13,480	454,613

		23,092,465
ENGINEERING & CONSTRUCTION—2.57%
AECOM Technology Corp.(a)	23,741	694,899
EMCOR Group Inc.(a)	15,359	465,071
Fluor Corp.	41,826	2,893,941
Foster Wheeler AG(a)	27,915	1,027,551
Granite Construction Inc.	7,971	205,971
Insituform Technologies Inc. Class A(a)	8,952	246,270
Jacobs Engineering Group Inc.(a)	29,268	1,503,497
KBR Inc.	36,498	1,171,586
McDermott International Inc.(a)	54,137	1,124,967
Shaw Group Inc. (The)(a)	19,285	728,394
URS Corp.(a)	19,401	862,374

		10,924,521
ENVIRONMENTAL CONTROL—2.46%
Clean Harbors Inc.(a)	5,354	482,074
Mine Safety Appliances Co.	7,360	229,485
Nalco Holding Co.	30,278	922,268
Republic Services Inc.	72,989	2,250,981
Stericycle Inc.(a)	19,837	1,557,006
Tetra Tech Inc.(a)	14,177	328,127
Waste Connections Inc.	27,045	783,494
Waste Management Inc.	103,842	3,932,496

		10,485,931
FOREST PRODUCTS & PAPER—1.30%
Louisiana-Pacific Corp.(a)	29,427	295,447
MeadWestvaco Corp.	39,921	1,142,938
Rock-Tenn Co. Class A	9,036	603,153

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

Temple-Inland Inc.	25,084	601,765
Weyerhaeuser Co.	124,816	2,893,235

		5,536,538
HAND & MACHINE TOOLS—0.48%
Kennametal Inc.	19,124	776,434
Lincoln Electric Holdings Inc.	9,955	674,153
Regal Beloit Corp.	8,974	598,925

		2,049,512
HOUSEHOLD PRODUCTS & WARES—0.51%
Fortune Brands Inc.	35,413	2,184,274

		2,184,274
HOUSEWARES—0.10%
Toro Co. (The)	7,301	444,047

		444,047
IRON & STEEL—0.08%
Schnitzer Steel Industries Inc. Class A	5,365	331,020

		331,020
MACHINERY—9.79%
AGCO Corp.(a)	21,711	1,100,748
Astec Industries Inc.(a)	4,258	128,166
Babcock & Wilcox Co. (The)(a)	26,912	787,176
Bucyrus International Inc.	17,594	1,596,831
Caterpillar Inc.	132,690	12,872,257
Cognex Corp.	8,359	261,971
Cummins Inc.	41,533	4,397,514
Deere & Co.	98,217	8,927,925
Flowserve Corp.	13,028	1,628,370
Gardner Denver Inc.	12,052	869,431
Graco Inc.	13,973	593,573
IDEX Corp.	18,776	744,656
Joy Global Inc.	23,790	2,074,012
Manitowoc Co. Inc. (The)	30,415	408,473
Nordson Corp.	7,109	656,232
Rockwell Automation Inc.	32,979	2,671,629
Terex Corp.(a)	25,130	814,966
Wabtec Corp.	11,134	603,463
Zebra Technologies Corp. Class A(a)	13,624	529,974

		41,667,367
MANUFACTURING—28.45%
3M Co.	152,245	13,385,380
A.O. Smith Corp.	8,962	383,663
Actuant Corp. Class A	15,929	441,711
Acuity Brands Inc.	10,029	553,601
AptarGroup Inc.	14,628	703,022
Brink’s Co. (The)	10,914	294,678
Carlisle Companies Inc.	14,203	535,595
Ceradyne Inc.(a)	5,898	208,966
CLARCOR Inc.	11,755	507,581
Cooper Industries PLC	38,875	2,381,482
Crane Co.	11,870	527,147
Danaher Corp.	117,797	5,425,730

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

Donaldson Co. Inc.	16,605	973,053
Dover Corp.	43,334	2,777,709
Eaton Corp.	39,200	4,232,032
ESCO Technologies Inc.	6,131	222,433
General Electric Co.	2,488,809	50,124,613
Harsco Corp.	18,676	602,674
Hexcel Corp.(a)	22,359	425,268
Honeywell International Inc.	166,453	9,323,033
Illinois Tool Works Inc.	100,082	5,353,386
Ingersoll-Rand PLC	75,412	3,559,446
ITT Corp.	42,854	2,524,958
Pall Corp.	26,951	1,493,355
Parker Hannifin Corp.	37,658	3,367,002
Pentair Inc.	22,857	826,738
Roper Industries Inc.	21,919	1,702,887
SPX Corp.	11,715	918,222
Textron Inc.(b)	63,244	1,662,685
Trinity Industries Inc.	18,500	515,965
Tyco International Ltd.	116,161	5,207,498

		121,161,513
METAL FABRICATE & HARDWARE—1.59%
Kaydon Corp.	7,728	299,151
Mueller Industries Inc.	8,850	289,395
Mueller Water Products Inc. Class A	35,774	143,096
Precision Castparts Corp.	33,078	4,729,824
Timken Co. (The)	17,961	844,526
Valmont Industries Inc.	4,913	456,614

		6,762,606
MINING—0.27%
Vulcan Materials Co.(b)	26,828	1,141,800

		1,141,800
OIL & GAS SERVICES—0.14%
World Fuel Services Corp.	16,073	603,380

		603,380
PACKAGING & CONTAINERS—2.07%
Ball Corp.	21,613	1,537,333
Bemis Co. Inc.	25,146	818,502
Crown Holdings Inc.(a)	37,834	1,262,142
Greif Inc. Class A	5,747	362,348
Owens-Illinois Inc.(a)	38,556	1,137,017
Packaging Corp. of America	23,828	673,141
Sealed Air Corp.	36,764	981,231
Silgan Holdings Inc.	11,974	446,989
Smurfit-Stone Container Corp.(a)	21,156	790,177
Sonoco Products Co.	23,111	821,596

		8,830,476
RETAIL—0.15%
MSC Industrial Direct Co. Inc. Class A	10,454	621,281

		621,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

SEMICONDUCTORS—0.10%
Veeco Instruments Inc.(a)(b)	9,586	414,690

		414,690
SOFTWARE—3.37%
Automatic Data Processing Inc.	114,909	5,504,141
Broadridge Financial Solutions Inc.	27,123	620,846
Fidelity National Information Services Inc.	58,266	1,773,034
Fiserv Inc.(a)	34,976	2,160,468
Global Payments Inc.	18,631	880,128
ManTech International Corp. Class A(a)	5,302	213,167
Paychex Inc.	75,503	2,416,096
Total System Services Inc.	45,793	797,256

		14,365,136
TELECOMMUNICATIONS—0.23%
Anixter International Inc.	6,793	429,793
Black Box Corp.	4,081	143,610
NeuStar Inc. Class A(a)	15,273	409,775

		983,178
TEXTILES—0.22%
Cintas Corp.	29,242	820,530
G&K Services Inc. Class A	4,269	133,748

		954,278
TRANSPORTATION—12.66%
Alexander & Baldwin Inc.	9,671	388,001
Arkansas Best Corp.	5,837	149,135
C.H. Robinson Worldwide Inc.	38,655	2,979,914
Con-way Inc.	12,752	433,823
CSX Corp.	87,291	6,162,745
Expeditors International of Washington Inc.	49,672	2,516,880
FedEx Corp.	68,594	6,195,410
Forward Air Corp.	6,677	186,355
Genco Shipping & Trading Ltd.(a)(b)	7,171	82,897
Genesee & Wyoming Inc. Class A(a)	9,159	473,978
Heartland Express Inc.	12,764	204,543
Hub Group Inc. Class A(a)	8,638	300,430
J.B. Hunt Transport Services Inc.	21,612	886,092
Kansas City Southern Industries Inc.(a)	23,834	1,191,223
Kirby Corp.(a)	12,456	582,193
Knight Transportation Inc.	13,772	262,494
Landstar System Inc.	11,641	482,287
Norfolk Southern Corp.	85,504	5,231,990
Old Dominion Freight Line Inc.(a)	10,503	337,882
Overseas Shipholding Group Inc.	6,270	208,415
Ryder System Inc.	12,043	579,027
Teekay Corp.	9,831	332,878
Union Pacific Corp.	116,069	10,983,610
United Parcel Service Inc. Class B	166,536	11,927,308
UTi Worldwide Inc.	23,996	525,512
Werner Enterprises Inc.	11,966	294,962

		53,899,984

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2011

TRUCKING & LEASING—0.08%
GATX Corp.	9,539	317,172

		317,172

TOTAL COMMON STOCKS
(Cost: $441,173,827)		425,089,609

SHORT-TERM INVESTMENTS—1.09%

MONEY MARKET FUNDS—1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,517,457	3,517,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	501,574	501,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	641,350	641,350

		4,660,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,660,381)		4,660,381

TOTAL INVESTMENTS IN SECURITIES—100.92%
(Cost: $445,834,208)		429,749,990
Other Assets, Less Liabilities—(0.92)%		(3,926,064)

NET ASSETS—100.00%		$425,823,926

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

FINANCIAL GUARANTEE INSURANCE—1.24%
Assured Guaranty Ltd.	44,212	$639,305
MBIA Inc.(a)	41,587	444,981

		1,084,286
INSURANCE BROKERS—2.38%
Arthur J. Gallagher & Co.	27,722	822,789
Brown & Brown Inc.	30,393	752,531
Erie Indemnity Co. Class A	7,514	499,080

		2,074,400
LIFE/HEALTH INSURANCE—29.20%
Aflac Inc.	119,832	6,899,927
American Equity Investment Life Holding Co.	15,493	196,451
CNO Financial Group Inc.(a)	59,850	378,851
Delphi Financial Group Inc. Class A	12,363	355,807
Lincoln National Corp.	81,921	2,362,602
National Western Life Insurance Co. Class A	567	98,080
Principal Financial Group Inc.	78,086	2,558,878
Protective Life Corp.	22,690	625,563
Prudential Financial Inc.	124,708	7,670,789
StanCorp Financial Group Inc.	12,320	549,595
Symetra Financial Corp.	25,265	334,256
Torchmark Corp.	21,144	1,317,271
Unum Group	85,082	2,121,945

		25,470,015
MULTI-LINE INSURANCE—37.80%
ACE Ltd.	87,320	5,378,039
Allstate Corp. (The)	130,457	4,062,431
American Financial Group Inc.	20,674	672,525
American National Insurance Co.	3,801	316,927
Assurant Inc.	28,016	1,099,068
Cincinnati Financial Corp.	39,766	1,274,103
CNA Financial Corp.(a)	7,859	211,171
Genworth Financial Inc. Class A(a)	127,735	1,733,364
Hartford Financial Services Group Inc. (The)	115,192	3,200,034
Horace Mann Educators Corp.	10,428	180,196
Loews Corp.	88,020	3,525,201
MetLife Inc.	178,413	8,165,963
Old Republic International Corp.	63,440	775,871
United Fire & Casualty Co.	6,079	121,853
Unitrin Inc.	12,122	326,203
XL Group PLC	84,292	1,931,973

		32,974,922
PROPERTY/CASUALTY INSURANCE—26.78%
Alleghany Corp.(a)	1,907	588,843
AmTrust Financial Services Inc.	6,773	125,368
Arch Capital Group Ltd.(a)(b)	13,023	1,149,280
Chubb Corp. (The)	78,760	4,562,567
Employers Holdings Inc.	5,058	84,924
First American Financial Corp.	26,138	405,400

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2011

Hanover Insurance Group Inc. (The)	11,900	562,870
Harleysville Group Inc.	3,528	124,644
HCC Insurance Holdings Inc.	30,343	918,786
Infinity Property and Casualty Corp.	3,398	202,997
Markel Corp.(a)	2,590	1,042,475
Mercury General Corp.	7,030	298,423
Navigators Group Inc. (The)(a)	3,286	160,817
OneBeacon Insurance Group Ltd.	6,198	85,222
ProAssurance Corp.(a)	8,435	494,881
Progressive Corp. (The)	161,805	3,205,357
RLI Corp.	4,786	257,822
Safety Insurance Group Inc.	4,077	194,024
Selective Insurance Group Inc.	14,414	256,281
Tower Group Inc.	10,439	271,832
Travelers Companies Inc. (The)	118,052	6,641,606
W.R. Berkley Corp.	34,187	965,783
Wesco Financial Corp.	377	141,673
White Mountains Insurance Group Ltd.	1,840	625,600

		23,367,475
REINSURANCE—2.45%
Allied World Assurance Co. Holdings Ltd.	12,000	723,960
Argo Group International Holdings Ltd.(b)	8,259	294,185
Axis Capital Holdings Ltd.	31,403	1,117,319

		2,135,464

TOTAL COMMON STOCKS
(Cost: $85,741,236)		87,106,562

SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	894,214	894,214
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	127,511	127,511
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	169,932	169,932

		1,191,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,191,657)		1,191,657

TOTAL INVESTMENTS IN SECURITIES—101.22%
(Cost: $86,932,893)		88,298,219
Other Assets, Less Liabilities—(1.22)%		(1,059,458)

NET ASSETS—100.00%		$87,238,761

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

DENTAL SUPPLIES & EQUIPMENT—1.44%
Sirona Dental Systems Inc.(a)	109,926	$4,815,858

		4,815,858
DIAGNOSTIC EQUIPMENT—2.27%
Cepheid Inc.(a)(b)	167,540	3,980,750
Immucor Inc.(a)	182,753	3,613,027

		7,593,777
ELECTRONIC MEASURING INSTRUMENTS—0.71%
Analogic Corp.	46,675	2,383,692

		2,383,692
ENTERPRISE SOFTWARE/SERVICES—0.54%
Omnicell Inc.(a)	130,642	1,820,496

		1,820,496
HOSPITAL BEDS/EQUIPMENT—3.78%
Hill-Rom Holdings Inc.	145,693	5,896,196
Kinetic Concepts Inc.(a)	146,678	6,766,256

		12,662,452
INSTRUMENTS - SCIENTIFIC—11.85%
Thermo Fisher Scientific Inc.(a)	485,966	27,831,273
Waters Corp.(a)	154,450	11,798,435

		39,629,708
MEDICAL - BIOMEDICAL/GENE—1.63%
Bio-Rad Laboratories Inc. Class A(a)	49,945	5,438,012

		5,438,012
MEDICAL INSTRUMENTS—38.56%
Arthrocare Corp.(a)	88,998	2,491,054
Beckman Coulter Inc.	140,596	10,124,318
Boston Scientific Corp.(a)	2,253,508	15,729,486
Bruker Corp.(a)	215,602	3,773,035
Conceptus Inc.(a)	110,141	1,487,454
Integra LifeSciences Holdings Corp.(a)	61,114	2,834,467
Intuitive Surgical Inc.(a)	59,001	19,052,013
Medtronic Inc.	1,051,077	40,277,271
Natus Medical Inc.(a)	117,595	1,770,981
NuVasive Inc.(a)(b)	128,037	3,577,994
St. Jude Medical Inc.(a)	466,395	18,888,997
Symmetry Medical Inc.(a)	158,967	1,521,314
Thoratec Corp.(a)	157,997	3,727,149
Volcano Corp.(a)	142,869	3,751,740

		129,007,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2011

MEDICAL PRODUCTS—33.12%
ABIOMED Inc.(a)	147,173	1,442,295
Accuray Inc.(a)	230,427	1,972,455
American Medical Systems Holdings Inc.(a)	212,865	4,155,125
CareFusion Corp.(a)	410,711	10,567,594
Covidien PLC	594,803	28,235,298
Invacare Corp.	103,473	2,859,994
NxStage Medical Inc.(a)	108,438	2,606,850
Stryker Corp.	395,651	22,773,672
Varian Medical Systems Inc.(a)	195,822	13,231,693
Wright Medical Group Inc.(a)	144,921	2,153,526
Zimmer Holdings Inc.(a)	301,762	17,852,240
Zoll Medical Corp.(a)	71,827	2,970,046

		110,820,788
MEDICAL STERILIZATION PRODUCTS—1.44%
Steris Corp.	137,977	4,804,359

		4,804,359
PATIENT MONITORING EQUIPMENT—1.28%
Masimo Corp.	143,181	4,291,851

		4,291,851
RESPIRATORY PRODUCTS—2.68%
ResMed Inc.(a)(b)	284,190	8,949,143

		8,949,143
ULTRA SOUND IMAGING SYSTEMS—0.56%
SonoSite Inc.(a)	56,002	1,879,427

		1,879,427

TOTAL COMMON STOCKS
(Cost: $340,013,085)		334,096,836

SHORT-TERM INVESTMENTS—1.17%

MONEY MARKET FUNDS—1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,011,836	3,011,836
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	429,475	429,475

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	480,199	480,199

		3,921,510

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,921,510)		3,921,510

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $343,934,595)		338,018,346
Other Assets, Less Liabilities—(1.03)%		(3,455,639)

NET ASSETS—100.00%		$334,562,707

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

GAS - DISTRIBUTION—1.81%
Energen Corp.	98,583	$5,510,790
Southern Union Co.	160,625	4,291,900

		9,802,690
OIL & GAS DRILLING—0.87%
Atlas Energy Inc.(a)	106,298	4,709,002

		4,709,002
OIL COMPANIES - EXPLORATION & PRODUCTION—90.42%
Anadarko Petroleum Corp.	546,026	42,087,684
Apache Corp.	394,743	47,116,524
ATP Oil & Gas Corp.(a)(b)	68,279	1,158,012
Berry Petroleum Co. Class A	67,353	3,143,365
Bill Barrett Corp.(a)	59,820	2,451,424
BPZ Resources Inc.(a)(b)	172,693	992,985
Brigham Exploration Co.(a)	159,707	4,728,924
Cabot Oil & Gas Corp.	140,268	5,839,357
Carrizo Oil & Gas Inc.(a)	47,053	1,592,744
Chesapeake Energy Corp.	775,496	22,900,397
Cimarex Energy Co.	106,919	11,133,475
Clayton Williams Energy Inc.(a)	13,955	1,237,111
Cobalt International Energy Inc.(a)	147,475	1,998,286
Comstock Resources Inc.(a)	68,934	1,909,472
Concho Resources Inc.(a)	118,855	11,439,794
Contango Oil & Gas Co.(a)	20,592	1,194,336
Continental Resources Inc.(a)	45,079	2,894,523
Denbury Resources Inc.(a)	504,786	10,272,395
Devon Energy Corp.	458,140	40,632,437
EOG Resources Inc.	287,896	30,629,255
EQT Corp.	192,165	9,260,431
EXCO Resources Inc.	233,869	4,696,090
Forest Oil Corp.(a)	150,882	5,854,222
Goodrich Petroleum Corp.(a)(b)	43,391	920,757
Kodiak Oil & Gas Corp.(a)	263,668	1,674,292
McMoRan Exploration Co.(a)	127,727	1,998,928
Newfield Exploration Co.(a)	166,421	12,177,025
Noble Energy Inc.	207,984	18,947,342
Northern Oil and Gas Inc.(a)	80,490	2,219,109
Oasis Petroleum Inc.(a)	63,093	2,017,083
Occidental Petroleum Corp.	825,140	79,774,535
Penn Virginia Corp.	70,073	1,217,869
Petrohawk Energy Corp.(a)	391,696	7,853,505
Petroleum Development Corp.(a)	34,769	1,582,337
Pioneer Natural Resources Co.	117,005	11,134,196
Plains Exploration & Production Co.(a)	186,066	6,586,736
QEP Resources Inc.	225,176	9,151,153
Quicksilver Resources Inc.(a)	172,284	2,585,983
Range Resources Corp.	204,506	10,198,714
Resolute Energy Corp.(a)(b)	72,135	1,305,643
Rosetta Resources Inc.(a)	75,071	2,999,086
SandRidge Energy Inc.(a)	526,265	3,915,412
SM Energy Co.	85,621	5,322,201
Southwestern Energy Co.(a)	420,462	16,608,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2011

Stone Energy Corp.(a)	63,898	1,485,628
Swift Energy Co.(a)	60,165	2,566,639
Ultra Petroleum Corp.(a)	193,415	9,231,698
W&T Offshore Inc.	56,978	1,159,502
Whiting Petroleum Corp.(a)	75,241	9,501,433

		489,298,298
OIL REFINING & MARKETING—6.84%
CVR Energy Inc.(a)	98,915	1,713,208
Frontier Oil Corp.(a)	149,060	3,100,448
Holly Corp.	64,287	3,154,563
Sunoco Inc.	159,567	6,773,619
Tesoro Corp.(a)	196,609	3,784,723
Valero Energy Corp.	686,929	17,420,519
Western Refining Inc.(a)(b)	84,742	1,032,158

		36,979,238

TOTAL COMMON STOCKS
(Cost: $512,982,697)		540,789,228

SHORT-TERM INVESTMENTS—0.81%

MONEY MARKET FUNDS—0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,492,764	3,492,764
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	498,053	498,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	416,465	416,465

		4,407,282

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,407,282)		4,407,282

TOTAL INVESTMENTS IN SECURITIES—100.75%
(Cost: $517,389,979)		545,196,510
Other Assets, Less Liabilities—(0.75)%		(4,056,816)

NET ASSETS—100.00%		$541,139,694

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

OIL & GAS DRILLING—20.82%
Atwood Oceanics Inc.(a)	174,533	$7,054,624
Diamond Offshore Drilling Inc.	163,693	11,738,425
Helmerich & Payne Inc.	236,412	13,884,477
Hercules Offshore Inc.(a)	660,307	2,185,616
Nabors Industries Ltd.(a)(b)	622,388	15,186,267
Noble Corp.	502,661	19,226,783
Parker Drilling Co.(a)	575,518	2,497,748
Patterson-UTI Energy Inc.	415,892	9,706,919
Pioneer Drilling Co.(a)	268,343	2,377,519
Pride International Inc.(a)	374,083	12,157,698
Rowan Companies Inc.(a)	318,496	10,918,043
Unit Corp.(a)	147,296	7,541,555

		114,475,674
OIL - FIELD SERVICES—52.85%
Baker Hughes Inc.	606,170	41,528,707
Cal Dive International Inc.(a)	458,169	2,813,158
CARBO Ceramics Inc.	63,225	7,280,991
Exterran Holdings Inc.(a)	218,790	5,428,180
Global Industries Ltd.(a)	462,043	3,703,275
Halliburton Co.	1,103,833	49,672,485
Helix Energy Solutions Group Inc.(a)	374,050	4,638,220
Hornbeck Offshore Services Inc.(a)	118,342	2,809,439
Key Energy Services Inc.(a)	480,639	6,397,305
Matrix Service Co.(a)	155,988	1,756,425
Newpark Resources Inc.(a)	430,640	2,575,227
Oceaneering International Inc.(a)	138,533	10,698,903
Oil States International Inc.(a)	138,010	9,351,558
RPC Inc.(b)	194,971	3,427,590
Schlumberger Ltd.	1,026,478	91,346,277
SEACOR Holdings Inc.	66,802	7,060,303
Superior Energy Services Inc.(a)	227,210	7,979,615
Tetra Technologies Inc.(a)	316,668	3,594,182
Weatherford International Ltd.(a)	1,202,319	28,519,007

		290,580,847
OIL FIELD MACHINERY & EQUIPMENT—21.93%
Cameron International Corp.(a)	433,541	23,107,735
Chart Industries Inc.(a)	115,889	4,209,089
Complete Production Services Inc.(a)	225,178	6,291,473
Dresser-Rand Group Inc.(a)	221,545	10,175,562
Dril-Quip Inc.(a)	91,334	7,043,678
FMC Technologies Inc.(a)(b)	222,943	20,956,642
Lufkin Industries Inc.	99,896	6,665,061
National Oilwell Varco Inc.	570,265	42,142,584

		120,591,824
SEISMIC DATA COLLECTION—0.82%
ION Geophysical Corp.(a)(b)	470,635	4,475,739

		4,475,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2011

TRANSPORTATION - MARINE—2.42%
GulfMark Offshore Inc. Class A(a)	113,394	4,359,999
Tidewater Inc.	150,512	8,953,959

		13,313,958
TRANSPORTATION - SERVICES—1.09%
Bristow Group Inc.(a)	116,413	5,994,105

		5,994,105

TOTAL COMMON STOCKS
(Cost: $437,022,784)		549,432,147

SHORT-TERM INVESTMENTS—1.08%

MONEY MARKET FUNDS—1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	4,690,398	4,690,398
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	668,830	668,830
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	549,371	549,371

		5,908,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,908,599)		5,908,599

TOTAL INVESTMENTS IN SECURITIES—101.01%
(Cost: $442,931,383)		555,340,746
Other Assets, Less Liabilities—(1.01)%		(5,538,948)

NET ASSETS—100.00%		$549,801,798

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—97.60%

CONSUMER PRODUCTS - MISCELLANEOUS—0.98%
Prestige Brands Holdings Inc.(a)	137,932	$1,522,769

		1,522,769
DRUG DELIVERY SYSTEMS—1.56%
Alkermes Inc.(a)	187,100	2,415,461

		2,415,461
MEDICAL - BIOMEDICAL/GENE—5.89%
AMAG Pharmaceuticals Inc.(a)	80,448	1,431,974
Enzon Pharmaceuticals Inc.(a)(b)	145,942	1,634,551
Medicines Co. (The)(a)	129,688	2,033,508
Micromet Inc.(a)	230,403	1,481,491
Talecris Biotherapeutics Holdings Corp.(a)	104,218	2,553,341

		9,134,865
MEDICAL - DRUGS—59.10%
Abbott Laboratories	227,040	10,253,126
Allergan Inc.	96,903	6,842,321
Auxilium Pharmaceuticals Inc.(a)	99,308	2,253,299
Bristol-Myers Squibb Co.	343,790	8,656,632
Cephalon Inc.(a)	60,470	3,572,568
Eli Lilly and Co.	230,602	8,018,032
Endo Pharmaceuticals Holdings Inc.(a)	96,546	3,207,258
Forest Laboratories Inc.(a)	156,719	5,055,755
Medicis Pharmaceutical Corp. Class A	91,260	2,320,742
Medivation Inc.(a)	116,398	1,638,884
Merck & Co. Inc.	351,764	11,668,012
Pfizer Inc.	815,146	14,851,960
Pharmasset Inc.(a)	47,589	2,306,163
Rigel Pharmaceuticals Inc.(a)	178,134	1,197,951
Salix Pharmaceuticals Ltd.(a)	64,876	2,657,970
Targacept Inc.(a)	67,628	1,742,097
ViroPharma Inc.(a)	136,331	2,235,828
VIVUS Inc.(a)(b)	195,614	1,750,745
XenoPort Inc.(a)	171,689	1,352,909

		91,582,252
MEDICAL - GENERIC DRUGS—12.80%
Impax Laboratories Inc.(a)	115,734	2,687,344
Mylan Inc.(a)	244,015	5,651,387
Par Pharmaceutical Companies Inc.(a)	59,810	2,136,413
Perrigo Co.	61,689	4,487,258
Watson Pharmaceuticals Inc.(a)	89,247	4,865,747

		19,828,149
MEDICAL PRODUCTS—12.57%
Hospira Inc.(a)	90,200	4,981,746
Johnson & Johnson	242,679	14,504,923

		19,486,669

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2011

THERAPEUTICS—4.70%
Questcor Pharmaceuticals Inc.(a)	126,121	1,949,831
Theravance Inc.(a)	94,506	1,988,406
Warner Chilcott PLC Class A	139,590	3,348,764

		7,287,001

TOTAL COMMON STOCKS
(Cost: $146,988,800)		151,257,166

SHORT-TERM INVESTMENTS—1.64%

MONEY MARKET FUNDS—1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,089,751	2,089,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	297,989	297,989
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	150,697	150,697

		2,538,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,538,437)		2,538,437

TOTAL INVESTMENTS IN SECURITIES—99.24%
(Cost: $149,527,237)		153,795,603
Other Assets, Less Liabilities—0.76%		1,173,290

NET ASSETS—100.00%		$154,968,893

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

REAL ESTATE MANAGEMENT/SERVICES—2.87%
CB Richard Ellis Group Inc. Class A(a)	2,570,929	$57,048,915
Jones Lang LaSalle Inc.	367,625	32,586,280

		89,635,195
REAL ESTATE OPERATING/DEVELOPMENT—6.37%
Brookfield Properties Corp.	2,265,219	39,845,202
Forest City Enterprises Inc. Class A(a)(b)	1,056,992	17,873,735
Forestar Group Inc.(a)	312,167	5,825,036
Plum Creek Timber Co. Inc.(b)	1,423,484	59,601,275
Potlatch Corp.	349,696	12,991,206
Rayonier Inc.	694,893	41,144,615
St. Joe Co. (The)(a)(b)	802,298	21,990,988

		199,272,057
REITs - APARTMENTS—14.25%
American Campus Communities Inc.(b)	584,106	18,889,988
Apartment Investment and Management Co. Class A	1,022,081	26,124,390
AvalonBay Communities Inc.(b)	744,543	86,314,870
BRE Properties Inc.	557,927	24,911,441
Camden Property Trust	600,610	33,291,812
Equity Residential(b)	2,473,492	134,038,531
Essex Property Trust Inc.	274,006	31,784,696
Home Properties Inc.	328,032	18,264,822
Mid-America Apartment Communities Inc.(b)	299,077	19,066,159
Post Properties Inc.(b)	424,000	15,700,720
UDR Inc.(b)	1,592,768	37,398,193

		445,785,622
REITs - DIVERSIFIED—10.09%
Colonial Properties Trust(b)	679,919	13,047,646
Digital Realty Trust Inc.(b)	791,030	43,032,032
Duke Realty Corp.	2,205,053	30,209,226
DuPont Fabros Technology Inc.(b)	518,543	11,885,005
Entertainment Properties Trust	406,695	18,720,171
Lexington Realty Trust	974,346	8,252,711
Liberty Property Trust	990,388	34,435,791
Vornado Realty Trust	1,574,927	138,735,319
Washington Real Estate Investment Trust	560,827	17,206,172

		315,524,073
REITs - HEALTH CARE—11.38%
HCP Inc.	3,169,369	117,551,896
Health Care REIT Inc.	1,267,862	62,226,667
Healthcare Realty Trust Inc.	563,957	11,843,097
Nationwide Health Properties Inc.	1,181,616	44,369,681
Omega Healthcare Investors Inc.(b)	861,656	19,197,695
Senior Housing Properties Trust	1,110,538	24,898,262
Ventas Inc.(b)	1,368,343	75,888,303

		355,975,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2011

REITs - HOTELS—5.67%
DiamondRock Hospitality Co.(a)(b)	1,352,448	16,405,194
Hospitality Properties Trust	1,079,124	26,837,814
Host Hotels & Resorts Inc.(b)	5,754,261	106,511,371
LaSalle Hotel Properties	610,744	16,960,361
Sunstone Hotel Investors Inc.(a)	1,030,503	10,521,436

		177,236,176
REITs - MANUFACTURED HOMES—0.49%
Equity Lifestyle Properties Inc.	269,785	15,345,371

		15,345,371
REITs - MORTGAGE—6.03%
Annaly Capital Management Inc.(b)	6,073,020	108,281,946
Chimera Investment Corp.	8,816,221	37,028,128
Hatteras Financial Corp.	490,789	14,026,750
MFA Financial Inc.(b)	2,452,742	20,038,902
Redwood Trust Inc.	610,471	9,138,751

		188,514,477
REITs - OFFICE PROPERTY—12.36%
Alexandria Real Estate Equities Inc.	483,962	37,284,433
BioMed Realty Trust Inc.	1,144,584	20,430,824
Boston Properties Inc.	1,211,538	114,332,841
Brandywine Realty Trust(b)	1,176,762	13,650,439
CommonWealth REIT	630,831	16,824,263
Corporate Office Properties Trust	572,369	20,920,087
Douglas Emmett Inc.	1,080,425	19,912,233
Franklin Street Properties Corp.	630,590	9,452,544
Highwoods Properties Inc.	588,772	19,294,058
Kilroy Realty Corp.	457,526	17,450,042
Mack-Cali Realty Corp.	692,697	24,258,249
Piedmont Office Realty Trust Inc. Class A	1,162,999	23,004,120
SL Green Realty Corp.	681,707	49,601,001

		386,415,134
REITs - OUTLET CENTERS—1.72%
National Retail Properties Inc.(b)	728,903	18,113,240
Realty Income Corp.(b)	1,024,026	35,799,949

		53,913,189
REITs - REGIONAL MALLS—13.15%
CBL & Associates Properties Inc.(b)	1,206,007	20,574,479
General Growth Properties Inc.(a)	3,442,944	50,989,998
Macerich Co. (The)	1,134,383	55,199,077
Simon Property Group Inc.(b)	2,559,625	259,673,956
Taubman Centers Inc.	477,420	24,992,937

		411,430,447
REITs - SHOPPING CENTERS—6.53%
Developers Diversified Realty Corp.	1,695,985	23,065,396
Federal Realty Investment Trust	532,679	42,843,372
Kimco Realty Corp.	3,512,609	63,543,097
Regency Centers Corp.	715,353	30,838,868
Tanger Factory Outlet Centers Inc.	704,804	18,402,432

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2011

Weingarten Realty Investors	1,046,152	25,651,647

		204,344,812
REITs - STORAGE—4.30%
Public Storage	1,232,852	134,356,211

		134,356,211
REITs - WAREHOUSE/INDUSTRIAL—4.61%
AMB Property Corp.	1,470,471	49,334,302
DCT Industrial Trust Inc.	1,848,640	10,241,465
EastGroup Properties Inc.	235,886	10,282,271
ProLogis	4,975,026	74,227,388

		144,085,426

TOTAL COMMON STOCKS
(Cost: $3,075,749,905)		3,121,833,791

SHORT-TERM INVESTMENTS—9.61%

MONEY MARKET FUNDS—9.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	259,955,762	259,955,762
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	37,068,567	37,068,567
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	3,664,499	3,664,499

		300,688,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $300,688,828)		300,688,828

TOTAL INVESTMENTS IN SECURITIES—109.43%
(Cost: $3,376,438,733)		3,422,522,619
Other Assets, Less Liabilities—(9.43)%		(294,872,397)

NET ASSETS—100.00%		$3,127,650,222

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

COMMERCIAL BANKS - CENTRAL U.S.—10.72%
Associated Banc-Corp	90,301	$1,262,408
BOK Financial Corp.	13,757	710,962
Commerce Bancshares Inc.	40,543	1,667,533
Cullen/Frost Bankers Inc.	29,647	1,713,004
First Financial Bankshares Inc.	10,805	532,903
First Midwest Bancorp Inc.	38,514	450,229
FirstMerit Corp.	56,278	1,031,013
International Bancshares Corp.(a)	30,494	578,471
Marshall & Ilsley Corp.	273,989	1,915,183
MB Financial Inc.	27,356	537,819
Old National Bancorp	45,499	488,204
Park National Corp.	6,435	419,047
PrivateBancorp Inc.	31,989	491,671
Prosperity Bancshares Inc.	24,054	972,984
Sterling Bancshares Inc.	53,722	476,514
TCF Financial Corp.	69,996	1,045,740
UMB Financial Corp.	16,988	690,562
Wintrust Financial Corp.	17,949	590,702

		15,574,949
COMMERCIAL BANKS - EASTERN U.S.—7.81%
CapitalSource Inc.	155,001	1,196,608
F.N.B. Corp.	59,610	602,061
Fulton Financial Corp.	103,002	1,062,980
M&T Bank Corp.	58,266	5,038,261
National Penn Bancshares Inc.	65,655	535,745
Susquehanna Bancshares Inc.	67,923	649,344
TrustCo Bank Corp. NY	40,082	239,891
Valley National Bancorp	84,659	1,145,436
Webster Financial Corp.	38,241	874,954

		11,345,280
COMMERCIAL BANKS - SOUTHERN U.S.—15.69%
BancorpSouth Inc.	40,833	638,628
BB&T Corp.	361,063	9,979,781
First Horizon National Corp.(b)	136,447	1,545,945
Hancock Holding Co.	16,513	541,626
IBERIABANK Corp.	13,963	791,981
Popular Inc.(b)	534,047	1,714,291
Regions Financial Corp.	655,795	4,656,145
Synovus Financial Corp.	344,608	909,765
Trustmark Corp.	29,327	703,555
United Bankshares Inc.(a)	22,561	636,220
Whitney Holding Corp.	50,180	667,896

		22,785,833
COMMERCIAL BANKS - WESTERN U.S.—7.24%
Bank of Hawaii Corp.	24,917	1,167,860
Cathay General Bancorp	41,127	711,909
City National Corp.	24,942	1,441,398
East West Bancorp Inc.	77,258	1,677,271
Glacier Bancorp Inc.	36,815	519,460
PacWest Bancorp	16,407	323,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2011

SVB Financial Group(b)	21,605	1,133,614
Umpqua Holdings Corp.	58,967	646,868
Westamerica Bancorporation	15,148	757,400
Zions Bancorporation(a)	90,516	2,134,367

		10,513,857
FIDUCIARY BANKS—0.14%
Wilmington Trust Corp.	47,372	207,490

		207,490
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—1.06%
Capitol Federal Financial Inc.	87,614	1,068,015
TFS Financial Corp.	48,336	471,276

		1,539,291
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—8.84%
Astoria Financial Corp.	46,190	657,746
First Niagara Financial Group Inc.	108,849	1,510,824
Hudson City Bancorp Inc.	254,731	2,796,946
New York Community Bancorp Inc.	227,369	4,165,400
NewAlliance Bancshares Inc.	51,091	763,810
People’s United Financial Inc.	195,371	2,522,240
Provident Financial Services Inc.	29,440	431,296

		12,848,262
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.70%
Washington Federal Inc.	58,632	1,013,747

		1,013,747
SUPER-REGIONAL BANKS - U.S.—47.73%
Comerica Inc.	92,069	3,517,036
Fifth Third Bancorp	478,659	7,117,659
Huntington Bancshares Inc.	449,626	3,255,292
KeyCorp	458,739	4,082,777
PNC Financial Services Group Inc. (The)(c)	274,671	16,480,260
SunTrust Banks Inc.	260,460	7,925,798
U.S. Bancorp	998,308	26,954,316

		69,333,138

TOTAL COMMON STOCKS
(Cost: $176,148,187)		145,161,847

SHORT-TERM INVESTMENTS—0.62%

MONEY MARKET FUNDS—0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	660,637	660,637
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	94,204	94,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	152,239	152,239

		907,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $907,080)		907,080

TOTAL INVESTMENTS IN SECURITIES—100.55%
(Cost: $177,055,267)		146,068,927
Other Assets, Less Liabilities—(0.55)%		(798,656)

NET ASSETS—100.00%		$145,270,271

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

COMMERCIAL SERVICES—0.48%
Gartner Inc.(a)	50,555	$1,790,658
SAIC Inc.(a)	254,978	4,224,985
SuccessFactors Inc.(a)	48,982	1,426,356

		7,441,999
COMPUTERS—35.20%
Apple Inc.(a)	621,034	210,729,257
Brocade Communications Systems Inc.(a)	318,978	1,799,036
CACI International Inc. Class A(a)	20,296	1,126,225
Cadence Design Systems Inc.(a)	182,830	1,586,964
Cognizant Technology Solutions Corp. Class A(a)	202,840	14,797,178
Computer Sciences Corp.	104,994	5,595,130
Dell Inc.(a)	1,186,124	15,609,392
Diebold Inc.	47,580	1,458,803
DST Systems Inc.	25,194	1,198,227
Electronics For Imaging Inc.(a)	32,907	492,947
EMC Corp.(a)	1,382,506	34,410,574
Hewlett-Packard Co.	1,540,076	70,366,072
Insight Enterprises Inc.(a)	31,257	435,097
International Business Machines Corp.	840,725	136,197,451
Lexmark International Inc. Class A(a)	54,250	1,890,070
Mentor Graphics Corp.(a)	73,944	941,677
MICROS Systems Inc.(a)	53,896	2,465,203
NCR Corp.(a)	109,989	1,803,820
NetApp Inc.(a)	241,869	13,237,490
Riverbed Technology Inc.(a)	99,426	3,566,411
SanDisk Corp.(a)	158,498	7,191,054
Seagate Technology PLC(a)	324,937	4,549,118
SRA International Inc. Class A(a)	29,947	798,986
Synaptics Inc.(a)(b)	24,575	699,405
Synopsys Inc.(a)	101,226	2,746,261
Teradata Corp.(a)	112,769	4,847,939
Unisys Corp.(a)	27,458	777,885
Western Digital Corp.(a)	157,488	5,357,742

		546,675,414
DISTRIBUTION & WHOLESALE—0.27%
Brightpoint Inc.(a)	47,650	432,424
Ingram Micro Inc. Class A(a)	112,536	2,221,461
Tech Data Corp.(a)	34,375	1,612,531

		4,266,416
ELECTRONICS—0.06%
Cymer Inc.(a)	18,930	919,809

		919,809
INTERNET—10.68%
Akamai Technologies Inc.(a)	122,769	5,932,198
AOL Inc.(a)	71,803	1,688,807
Ariba Inc.(a)	60,684	1,704,614
Check Point Software Technologies Ltd.(a)	113,639	5,062,617
Digital River Inc.(a)	26,812	851,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

EarthLink Inc.	73,002	622,707
Equinix Inc.(a)	30,898	2,732,001
F5 Networks Inc.(a)	54,425	5,898,581
Google Inc. Class A(a)	168,177	100,966,744
IAC/InterActiveCorp(a)	56,586	1,600,818
j2 Global Communications Inc.(a)	30,835	851,046
McAfee Inc.(a)	102,765	4,922,444
Rackspace Hosting Inc.(a)(b)	70,088	2,348,649
Symantec Corp.(a)	533,872	9,401,486
TIBCO Software Inc.(a)	112,674	2,476,575
United Online Inc.	58,931	416,642
VeriSign Inc.	117,799	3,963,936
Websense Inc.(a)	26,695	511,476
Yahoo! Inc.(a)	857,428	13,821,739

		165,774,093
MACHINERY—0.03%
Intermec Inc.(a)	41,590	472,462

		472,462
OFFICE & BUSINESS EQUIPMENT—0.87%
Pitney Bowes Inc.	143,844	3,492,532
Xerox Corp.	943,493	10,019,896

		13,512,428
SEMICONDUCTORS—17.06%
Advanced Micro Devices Inc.(a)	382,875	2,997,911
Altera Corp.	211,425	7,943,237
Amkor Technology Inc.(a)(b)	68,328	556,190
Analog Devices Inc.	201,358	7,818,731
Applied Materials Inc.	907,501	14,238,691
Applied Micro Circuits Corp.(a)	44,638	439,238
Atmel Corp.(a)	311,621	4,219,348
ATMI Inc.(a)	21,223	437,194
Broadcom Corp. Class A	303,240	13,673,092
Cabot Microelectronics Corp.(a)	15,871	715,941
Cavium Networks Inc.(a)	30,008	1,186,516
Cree Inc.(a)(b)	72,730	3,672,138
Cypress Semiconductor Corp.(a)	108,310	2,344,912
Emulex Corp.(a)	61,857	705,788
Fairchild Semiconductor International Inc.(a)	83,900	1,493,420
FormFactor Inc.(a)	36,271	310,117
Hittite Microwave Corp.(a)	18,539	1,108,261
Integrated Device Technology Inc.(a)	107,240	684,191
Intel Corp.	3,766,170	80,822,008
International Rectifier Corp.(a)	46,928	1,503,104
Intersil Corp. Class A	82,662	1,249,849
KLA-Tencor Corp.	113,526	5,004,226
Lam Research Corp.(a)	83,108	4,146,258
Linear Technology Corp.	144,290	5,019,849
LSI Corp.(a)	417,015	2,581,323
Marvell Technology Group Ltd.(a)(b)	363,647	6,912,930
Maxim Integrated Products Inc.	201,791	5,210,244
MEMC Electronic Materials Inc.(a)	153,767	1,705,276
Microchip Technology Inc.(b)	125,769	4,586,795
Micron Technology Inc.(a)	674,842	7,112,835
Microsemi Corp.(a)	56,100	1,261,689
National Semiconductor Corp.	162,022	2,456,254
NetLogic Microsystems Inc.(a)(b)	38,664	1,347,827
Novellus Systems Inc.(a)	62,170	2,242,472

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

NVIDIA Corp.(a)	385,921	9,231,230
OmniVision Technologies Inc.(a)	36,643	946,489
ON Semiconductor Corp.(a)	287,588	3,177,847
PMC-Sierra Inc.(a)	153,869	1,203,256
QLogic Corp.(a)	79,240	1,411,264
Rambus Inc.(a)	75,770	1,552,527
Rovi Corp.(a)	69,769	4,308,934
Semtech Corp.(a)	41,711	910,760
Silicon Laboratories Inc.(a)	30,188	1,342,762
Skyworks Solutions Inc.(a)	120,823	3,838,547
Teradyne Inc.(a)	121,907	2,033,409
Tessera Technologies Inc.(a)	33,953	588,066
Texas Instruments Inc.	809,185	27,439,463
TriQuint Semiconductor Inc.(a)	104,970	1,381,405
Varian Semiconductor Equipment Associates Inc.(a)	50,285	2,235,168
Xilinx Inc.	175,070	5,637,254

		264,946,236
SOFTWARE—21.22%
ACI Worldwide Inc.(a)	23,026	609,959
Adobe Systems Inc.(a)	345,994	11,435,102
Advent Software Inc.(a)	21,994	650,143
Allscripts Healthcare Solutions Inc.(a)	126,096	2,661,886
ANSYS Inc.(a)	61,463	3,223,734
athenahealth Inc.(a)(b)	23,177	995,220
Autodesk Inc.(a)	155,076	6,308,492
Blackboard Inc.(a)(b)	23,101	897,705
BMC Software Inc.(a)	121,905	5,814,868
CA Inc.	277,868	6,613,258
Cerner Corp.(a)	46,914	4,637,449
Citrix Systems Inc.(a)	125,647	7,938,377
Compuware Corp.(a)	151,011	1,618,838
Concur Technologies Inc.(a)	30,485	1,555,649
CSG Systems International Inc.(a)	23,042	448,167
Fair Isaac Corp.	28,218	716,173
Informatica Corp.(a)	62,124	2,882,554
Intuit Inc.(a)	196,530	9,223,153
JDA Software Group Inc.(a)	28,121	848,692
Microsoft Corp.	5,156,073	142,952,124
Novell Inc.(a)	233,545	1,405,941
Nuance Communications Inc.(a)	163,360	3,321,109
Oracle Corp.	2,589,335	82,936,400
Parametric Technology Corp.(a)	78,464	1,744,255
Progress Software Corp.(a)	43,937	1,258,341
Quality Systems Inc.(b)	12,440	993,210
Quest Software Inc.(a)	42,419	1,095,259
Red Hat Inc.(a)	127,170	5,254,664
Salesforce.com Inc.(a)	79,334	10,245,193
Solera Holdings Inc.	46,850	2,451,660
VeriFone Systems Inc.(a)	57,804	2,308,692
VMware Inc. Class A(a)	51,996	4,446,698

		329,492,965
TELECOMMUNICATIONS—14.07%
Acme Packet Inc.(a)	34,554	1,858,314
ADTRAN Inc.	42,575	1,751,110
Amdocs Ltd.(a)	127,868	3,726,073
ARRIS Group Inc.(a)	85,782	1,070,559
Aruba Networks Inc.(a)	49,281	1,062,005
Atheros Communications Inc.(a)	47,296	2,108,929
Ciena Corp.(a)(b)	62,617	1,379,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Cisco Systems Inc.(a)	3,615,940	76,477,131
Comtech Telecommunications Corp.	19,027	533,898
Corning Inc.	1,061,700	23,580,357
Finisar Corp.(a)	52,102	1,734,997
Harmonic Inc.(a)	77,157	651,205
Harris Corp.	87,274	4,061,732
InterDigital Inc.(b)	29,574	1,423,988
JDS Uniphase Corp.(a)	147,431	2,501,904
Juniper Networks Inc.(a)	359,022	13,326,897
Motorola Mobility Holdings Inc.(a)	181,841	5,067,909
Motorola Solutions Inc.(a)	209,006	8,103,163
Plantronics Inc.	32,258	1,141,933
Polycom Inc.(a)	57,706	2,530,408
QUALCOMM Inc.	1,087,930	58,889,651
RF Micro Devices Inc.(a)	183,333	1,231,998
SAVVIS Inc.(a)	27,265	838,944
Sonus Networks Inc.(a)	141,206	388,316
Tekelec(a)	48,391	555,287
Tellabs Inc.	239,264	1,268,099
ViaSat Inc.(a)	27,427	1,190,195

		218,454,454

TOTAL COMMON STOCKS
(Cost: $1,412,958,236)		1,551,956,276

SHORT-TERM INVESTMENTS—1.15%

MONEY MARKET FUNDS—1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	14,501,794	14,501,794
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	2,067,893	2,067,893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	1,311,720	1,311,720

		17,881,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,881,407)		17,881,407

TOTAL INVESTMENTS IN SECURITIES—101.09%
(Cost: $1,430,839,643)		1,569,837,683
Other Assets, Less Liabilities—(1.09)%		(16,941,608)

NET ASSETS—100.00%		$1,552,896,075

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

HOLDING COMPANIES - DIVERSIFIED—3.78%
Leucadia National Corp.	803,668	$26,135,283

		26,135,283
INTERNET—1.62%
AboveNet Inc.	187,400	11,161,544

		11,161,544
TELECOMMUNICATIONS—94.58%
Alaska Communications Systems Group Inc.	596,827	5,490,808
American Tower Corp. Class A(a)	900,015	45,774,763
AT&T Inc.	3,766,089	103,642,769
Atlantic Tele-Network Inc.	157,986	5,900,777
Cbeyond Inc.(a)	431,681	6,324,127
CenturyLink Inc.	833,744	36,051,091
Cincinnati Bell Inc.(a)	2,604,183	7,421,922
Consolidated Communications Holdings Inc.	348,952	6,193,898
Crown Castle International Corp.(a)	766,089	32,305,973
Frontier Communications Corp.	3,247,758	29,781,941
General Communication Inc. Class A(a)	534,048	6,467,321
Global Crossing Ltd.(a)(b)	434,189	5,787,739
Leap Wireless International Inc.(a)	698,049	9,758,725
Level 3 Communications Inc.(a)(b)	12,384,768	15,233,265
MetroPCS Communications Inc.(a)	1,354,220	17,510,065
NII Holdings Inc.(a)	620,542	26,050,353
NTELOS Holdings Corp.	362,646	7,310,943
PAETEC Holding Corp.(a)	1,700,088	6,715,348
Qwest Communications International Inc.	4,431,218	31,594,584
SBA Communications Corp. Class A(a)	520,662	21,243,010
Shenandoah Telecommunications Co.	327,970	5,486,938
Sprint Nextel Corp.(a)	8,578,363	38,774,201
Telephone and Data Systems Inc.	488,647	17,469,130
tw telecom inc.(a)	905,975	15,537,471
United States Cellular Corp.(a)	171,568	8,362,224
USA Mobility Inc.	320,675	5,477,129
Verizon Communications Inc.	2,428,434	86,500,819
Virgin Media Inc.(b)	1,032,818	25,985,701
Windstream Corp.	1,824,755	23,375,112

		653,528,147

TOTAL COMMON STOCKS
(Cost: $662,274,719)		690,824,974

SHORT-TERM INVESTMENTS—3.99%

MONEY MARKET FUNDS—3.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	23,464,875	23,464,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	3,345,990	3,345,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares	787,060	787,060

0.09%(c)(d)		27,597,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,597,925)		27,597,925

TOTAL INVESTMENTS IN SECURITIES—103.97%
(Cost: $689,872,644)		718,422,899
Other Assets, Less Liabilities—(3.97)%		(27,424,990)

NET ASSETS—100.00%		$690,997,909

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

ELECTRIC—82.88%
AES Corp. (The)(a)	828,954	$10,279,030
Allegheny Energy Inc.	176,567	4,551,897
ALLETE Inc.	30,744	1,134,761
Alliant Energy Corp.	114,990	4,273,028
Ameren Corp.	247,109	7,010,482
American Electric Power Co. Inc.	496,892	17,729,107
Avista Corp.	57,820	1,309,623
Black Hills Corp.	40,572	1,258,138
Calpine Corp.(a)	363,770	5,190,998
CenterPoint Energy Inc.	411,027	6,638,086
Cleco Corp.	62,773	1,962,284
CMS Energy Corp.	239,294	4,666,233
Consolidated Edison Inc.	302,803	15,112,898
Constellation Energy Group Inc.	187,610	6,050,422
Dominion Resources Inc.	614,009	26,733,952
DPL Inc.	124,946	3,271,086
DTE Energy Co.	175,572	8,121,961
Duke Energy Corp.	1,374,388	24,574,057
Dynegy Inc.(a)	106,498	669,872
Edison International	311,891	11,315,405
El Paso Electric Co.(a)	45,491	1,225,982
Entergy Corp.	194,704	14,051,788
Exelon Corp.	687,839	29,240,036
FirstEnergy Corp.(b)	317,705	12,428,620
GenOn Energy Inc.(a)	795,222	3,292,219
Great Plains Energy Inc.	141,128	2,777,399
Hawaiian Electric Industries Inc.	97,867	2,436,888
IDACORP Inc.	49,986	1,867,977
Integrys Energy Group Inc.	79,685	3,792,209
ITC Holdings Corp.	52,303	3,436,307
NextEra Energy Inc.	430,802	23,030,675
Northeast Utilities	182,401	6,004,641
NorthWestern Corp.	37,617	1,062,304
NRG Energy Inc.(a)	267,124	5,542,823
NSTAR	107,952	4,682,958
NV Energy Inc.	243,769	3,502,961
Pepco Holdings Inc.	232,208	4,312,103
PG&E Corp.	407,252	18,847,623
Pinnacle West Capital Corp.	113,008	4,600,556
PNM Resources Inc.	81,432	1,061,059
Portland General Electric Co.	78,080	1,744,307
PPL Corp.	501,759	12,940,365
Progress Energy Inc.	304,934	13,697,635
Public Service Enterprise Group Inc.	529,925	17,185,468
SCANA Corp.	119,268	5,041,458
Southern Co.	855,018	32,165,777
TECO Energy Inc.	210,298	3,871,586
UniSource Energy Corp.	37,433	1,340,476
Westar Energy Inc.	115,289	2,939,870
Wisconsin Energy Corp.	122,005	7,355,681
Xcel Energy Inc.	474,900	11,193,393

		418,526,464

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2011

ENERGY - ALTERNATE SOURCES—0.45%
Covanta Holding Corp.	136,043	2,301,848

		2,301,848
GAS—9.46%
AGL Resources Inc.	81,416	2,987,967
Atmos Energy Corp.	94,076	3,066,878
Laclede Group Inc. (The)	21,752	826,576
National Fuel Gas Co.	72,775	4,973,444
New Jersey Resources Corp.	43,213	1,813,217
Nicor Inc.	46,924	2,368,254
NiSource Inc.	288,381	5,369,654
Northwest Natural Gas Co.	27,624	1,230,925
Piedmont Natural Gas Co.	70,011	1,964,509
Sempra Energy	232,626	12,112,836
South Jersey Industries Inc.	30,966	1,617,664
Southwest Gas Corp.	47,072	1,752,961
UGI Corp.	113,523	3,558,946
Vectren Corp.	84,158	2,229,345
WGL Holdings Inc.	52,093	1,878,474

		47,751,650
PIPELINES—5.33%
ONEOK Inc.	102,553	6,039,346
Questar Corp.	182,598	3,182,683
Spectra Energy Corp.	674,878	17,702,050

		26,924,079
WATER—1.72%
American Water Works Co. Inc.	181,907	4,638,628
Aqua America Inc.	142,860	3,302,923
California Water Service Group	20,109	733,979

		8,675,530

TOTAL COMMON STOCKS
(Cost: $569,489,866)		504,179,571

SHORT-TERM INVESTMENTS—2.30%

MONEY MARKET FUNDS—2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	9,761,196	9,761,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,391,904	1,391,904

Schedule of Investments (Unaudited) (Continued)

ISHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	487,991	487,991

		11,641,091

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,641,091)		11,641,091

TOTAL INVESTMENTS IN SECURITIES—102.14%
(Cost: $581,130,957)		515,820,662
Other Assets, Less Liabilities—(2.14)%		(10,825,972)

NET ASSETS—100.00%		$504,994,690

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.59%

AUSTRALIA—22.17%
BGP Holdings PLC(a)(b)	539,595	$74
Bunnings Warehouse Property Trust(c)	30,752	54,574
CFS Retail Property Trust	165,136	298,823
Charter Hall Office REIT	39,648	123,331
Charter Hall Retail REIT	24,248	74,218
Commonwealth Property Office Fund	195,319	169,418
Dexus Property Group	386,032	319,445
FKP Property Group	69,568	55,141
Goodman Group	513,112	340,196
GPT Group	149,328	440,685
ING Industrial Fund	209,272	110,581
ING Office Fund	218,808	130,891
Mirvac Group	274,184	338,968
Stockland Corp. Ltd.	191,240	686,399
Westfield Group	185,640	1,821,217
Westfield Retail Trust(b)	244,600	646,245

		5,610,206
HONG KONG—38.29%
Agile Property Holdings Ltd.	112,000	166,368
Champion REIT(c)	200,000	120,835
China Overseas Land & Investment Ltd.	320,000	604,227
China Resources Land Ltd.	176,000	317,424
Country Garden Holdings Co. Ltd.	264,000	98,885
Hang Lung Properties Ltd.	176,000	772,113
Henderson Land Development Co. Ltd.	89,000	617,061
Hongkong Land Holdings Ltd.(c)	136,000	957,440
Hopson Development Holdings Ltd.(b)	64,000	72,737
Hysan Development Co. Ltd.	64,000	305,397
Kerry Properties Ltd.(c)	56,000	299,189
KWG Property Holdings Ltd.	96,000	71,423
Link REIT (The)	180,000	564,538
New World China Land Ltd.	145,600	58,832
New World Development Co. Ltd.	232,000	439,255
Shenzhen Investment Ltd.	208,000	73,640
Shimao Property Holdings Ltd.	112,000	170,103
Shui On Land Ltd.	212,250	102,099
Sino Land Co. Ltd.	192,000	363,028
Soho China Ltd.	168,000	132,534
Sun Hung Kai Properties Ltd.	152,000	2,534,714
Wharf (Holdings) Ltd. (The)	112,000	846,205

		9,688,047

JAPAN—26.22%
AEON Mall Co. Ltd.	7,200	188,854
Japan Prime Realty Investment Corp.	56	150,304
Japan Real Estate Investment Corp.	40	400,830
Japan Retail Fund Investment Corp.	120	220,725
Kenedix Realty Investment Corp.	16	73,917
Mitsubishi Estate Co. Ltd.	80,000	1,513,487
Mitsui Fudosan Co. Ltd.	72,000	1,465,837
MORI TRUST Sogo REIT Inc.	8	83,486
Nippon Building Fund Inc.	40	419,871
Nomura Real Estate Holdings Inc.	6,400	116,548

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2011

Nomura Real Estate Office Fund Inc.	24	170,780
NTT Urban Development Corp.	104	107,389
ORIX JREIT Inc.	24	148,810
Premier Investment Corp.	8	38,179
Sumitomo Realty & Development Co. Ltd.	40,000	972,049
Tokyo Tatemono Co. Ltd.	24,000	110,436
Tokyu Land Corp.	32,000	164,433
TOKYU REIT Inc.	8	55,657
Top REIT Inc.	16	101,159
United Urban Investment Corp.	96	131,234

		6,633,985
NEW ZEALAND—0.22%
Kiwi Income Property Trust	70,088	54,716

		54,716
SINGAPORE—12.69%
Allgreen Properties Ltd.	64,000	54,500
Ascendas Real Estate Investment Trust	152,202	248,517
CapitaCommercial Trust	168,000	187,687
CapitaLand Ltd.	256,000	720,000
CapitaMall Trust Management Ltd.	184,400	273,719
CapitaMalls Asia Ltd.	120,000	175,313
CDL Hospitality Trusts	56,000	91,875
City Developments Ltd.(c)	56,000	497,000
Global Logistic Properties Ltd.(b)	144,000	234,000
Keppel Land Ltd.	56,000	196,000
Mapletree Logistics Trust	144,240	105,363
Singapore Land Ltd.	16,000	95,000
Suntec REIT	176,000	213,125
Wing Tai Holdings Ltd.	48,000	61,500
Yanlord Land Group Ltd.	48,000	57,750

		3,211,349

TOTAL COMMON STOCKS
(Cost: $23,782,036)		25,198,303

SHORT-TERM INVESTMENTS—2.10%

MONEY MARKET FUNDS—2.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	457,431	457,431
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	65,228	65,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(d)(e)	7,825	7,825

		530,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $530,484)		530,484

TOTAL INVESTMENTS IN SECURITIES—101.69%
(Cost: $24,312,520)		25,728,787
Other Assets, Less Liabilities—(1.69)%		(426,360)

NET ASSETS—100.00%		$25,302,427

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

AUSTRIA—2.17%
CA Immobilien Anlagen AG(a)	6,312	$104,494
conwert Immobilien Invest SE	5,940	92,106

		196,600
BELGIUM—3.44%
Befimmo SCA	1,230	101,989
Cofinimmo SA	978	132,891
Intervest Offices NV	492	15,791
Leasinvest Real Estate SCA	114	10,239
Warehouses De Pauw SCA	684	36,338
Wereldhave Belgium NV	150	14,426

		311,674
FINLAND—2.08%
Citycon OYJ	13,428	58,359
Sponda OYJ	20,280	103,709
Technopolis OYJ	4,662	26,525

		188,593
FRANCE—26.52%
Affine SA	282	7,079
Fonciere des Regions	1,776	178,892
Gecina SA	1,338	160,161
Icade	1,500	163,060
Klepierre	6,942	252,784
Mercialys	3,366	128,937
ProLogis European Properties(a)	10,362	71,031
Societe de la Tour Eiffel	408	33,691
Societe Immobiliere de Location pour l’Industrie et le Commerce	954	128,975
Unibail-Rodamco SE	6,684	1,277,428

		2,402,038
GERMANY—4.60%
Alstria Office REIT AG	2,256	31,858
Colonia Real Estate AG(a)	2,274	17,365
Deutsche EuroShop AG	3,800	143,269
Deutsche Wohnen AG Bearer(a)	5,994	82,030
DIC Asset AG	2,076	25,508
GAGFAH SA	6,594	66,447
PATRIZIA Immobilien AG(a)	1,884	12,734
TAG Immobilien AG(a)	4,290	37,924

		417,135
GREECE—0.18%
Eurobank Properties Real Estate Investment Co.	1,326	11,453
Lamda Development SA(a)	918	4,908

		16,361
ITALY—0.94%
Beni Stabili SpA	70,224	67,009

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2011

Immobiliare Grande Distribuzione SpA	8,490	17,948

		84,957
NETHERLANDS—10.01%
Corio NV	6,660	434,948
Eurocommercial Properties NV	2,952	134,751
Nieuwe Steen Investments NV	3,168	63,847
VastNed Offices/Industrial NV	1,386	24,323
VastNed Retail NV	1,356	97,063
Wereldhave NV	1,554	151,928

		906,860
NORWAY—0.71%
Norwegian Property ASA(a)	36,528	64,506

		64,506
SPAIN—0.24%
Inmobiliaria Colonial SA(a)	248,754	21,486

		21,486
SWEDEN—7.13%
Castellum AB	12,594	176,172
Fabege AB	11,748	128,803
Hufvudstaden AB Class A	10,872	122,411
Klovern AB	8,850	43,353
Kungsleden AB	9,996	95,992
Wihlborgs Fastigheter AB	2,742	78,675

		645,406
SWITZERLAND—6.29%
Allreal Holding AG Registered	498	72,873
PSP Swiss Property AG Registered(a)	3,390	266,069
Swiss Prime Site AG Registered(a)	2,982	217,545
Zueblin Immobilien Holding AG Registered(a)	3,102	12,974

		569,461
UNITED KINGDOM—35.56%
A&J Mucklow Group PLC	1,824	8,327
Big Yellow Group PLC	9,570	50,478
British Land Co. PLC	64,764	537,870
Capital & Counties Properties PLC	45,516	107,535
Capital Shopping Centres Group PLC	50,634	298,135
CLS Holdings PLC(a)	1,710	14,380
Daejan Holdings PLC	366	15,447
Derwent London PLC	7,362	185,136
Development Securities PLC	8,838	29,728
F&C Commercial Property Trust Ltd.	37,314	60,843
Grainger PLC	22,800	35,954
Great Portland Estates PLC	22,896	132,099
Hammerson PLC	51,798	356,096
Helical Bar PLC	8,574	38,783
ING UK Real Estate Income Trust Ltd.	25,236	20,716
Invista Foundation Property Trust Ltd.	27,108	16,391
IRP Property Investments Ltd.	6,486	8,233
ISIS Property Trust Ltd.	4,536	7,429
Land Securities Group PLC	55,920	604,149
London & Stamford Property PLC	39,960	80,647

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2011

Minerva PLC(a)	11,526	18,462
Primary Health Properties PLC	4,572	23,800
Quintain Estates and Development PLC(a)	37,500	23,426
Safestore Holdings PLC	13,694	31,421
SEGRO PLC	53,754	256,838
Shaftesbury PLC	16,500	115,891
St. Modwen Properties PLC	10,842	28,915
Standard Life Investment Property Income Trust PLC	8,988	8,926
UK Commercial Property Trust Ltd.	26,790	33,234
UNITE Group PLC(a)	11,664	37,926
Workspace Group PLC	82,926	33,871

		3,221,086

TOTAL COMMON STOCKS
(Cost: $8,530,236)		9,046,163

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(c)	1,670	1,670

		1,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,670)		1,670

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $8,531,906)		9,047,833
Other Assets, Less Liabilities—0.11%		9,743

NET ASSETS—100.00%		$9,057,576

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.64%

AUSTRALIA—14.65%
BGP Holdings PLC(a)(b)	6,603,392	$905
Bunnings Warehouse Property Trust(c)	323,675	574,413
CFS Retail Property Trust	1,636,767	2,961,820
Charter Hall Office REIT	383,933	1,194,278
Charter Hall Retail REIT	234,861	718,860
Commonwealth Property Office Fund	1,809,918	1,569,905
Dexus Property Group	3,770,965	3,120,511
FKP Property Group	692,155	548,613
Goodman Group	5,109,467	3,387,602
GPT Group	1,459,018	4,305,737
ING Industrial Fund	2,014,892	1,064,689
ING Office Fund	2,111,934	1,263,359
Mirvac Group	2,663,089	3,292,324
Stockland Corp. Ltd.	1,871,870	6,718,516
Westfield Group	1,851,542	18,164,516
Westfield Retail Trust(b)	2,423,751	6,403,672

		55,289,720
AUSTRIA—0.58%
CA Immobilien Anlagen AG(b)(c)	70,180	1,161,817
conwert Immobilien Invest SE	65,582	1,016,915

		2,178,732
BELGIUM—0.96%
Befimmo SCA	13,673	1,133,738
Cofinimmo SA	10,890	1,479,730
Intervest Offices NV	6,655	213,593
Leasinvest Real Estate SCA	1,573	141,278
Warehouses De Pauw SCA	7,986	424,266
Wereldhave Belgium NV	2,420	232,745

		3,625,350
CANADA—7.31%
Allied Properties Real Estate Investment Trust	33,396	719,838
Artis Real Estate Investment Trust	58,806	784,864
Boardwalk Real Estate Investment Trust	38,236	1,681,199
Brookfield Properties Corp.	296,208	5,203,074
Calloway Real Estate Investment Trust	76,956	1,828,018
Canadian Apartment Properties Real Estate Investment Trust	54,087	944,123
Canadian Real Estate Investment Trust	52,393	1,676,157
Chartwell Seniors Housing Real Estate Investment Trust	111,562	919,041
Cominar Real Estate Investment Trust	50,457	1,083,545
Crombie Real Estate Investment Trust	28,677	367,547
Dundee Real Estate Investment Trust	33,033	999,989
Extendicare Real Estate Investment Trust	62,678	622,864
First Capital Realty Inc.	50,578	776,684
H&R Real Estate Investment Trust	113,619	2,342,238
InnVest Real Estate Investment Trust	66,913	458,240
Killam Properties Inc.	37,389	385,758
Morguard Real Estate Investment Trust	34,606	506,851
Northern Property Real Estate Investment Trust	20,862	585,867
Primaris Retail Real Estate Investment Trust	54,208	1,094,728

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2011

RioCan Real Estate Investment Trust	197,956	4,593,410

		27,574,035
FINLAND—0.54%
Citycon OYJ	144,232	626,842
Sponda OYJ	218,526	1,117,504
Technopolis OYJ	51,788	294,656

		2,039,002
FRANCE—6.89%
Affine SA	3,993	100,236
Fonciere des Regions	19,398	1,953,908
Gecina SA	14,157	1,694,620
Icade	16,214	1,762,568
Klepierre	75,262	2,740,571
Mercialys	36,179	1,385,863
ProLogis European Properties(b)	116,523	798,765
Societe de la Tour Eiffel	4,356	359,698
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,285	1,390,473
Unibail-Rodamco SE	72,237	13,805,740

		25,992,442
GERMANY—1.19%
Alstria Office REIT AG	23,474	331,483
Colonia Real Estate AG(b)	23,595	180,182
Deutsche EuroShop AG	41,503	1,564,766
Deutsche Wohnen AG Bearer(b)	64,735	885,919
DIC Asset AG(c)	23,111	283,962
GAGFAH SA	70,785	713,290
PATRIZIA Immobilien AG(b)	18,513	125,130
TAG Immobilien AG(b)	47,674	421,448

		4,506,180
HONG KONG—25.51%
Agile Property Holdings Ltd.	1,210,000	1,797,364
Champion REIT(c)	1,694,000	1,023,473
China Overseas Land & Investment Ltd.	3,146,480	5,941,210
China Resources Land Ltd.	1,694,000	3,055,208
Country Garden Holdings Co. Ltd.	2,662,000	997,087
Hang Lung Properties Ltd.	1,815,000	7,962,416
Henderson Land Development Co. Ltd.(c)	847,000	5,872,475
Hongkong Land Holdings Ltd.	1,331,000	9,370,240
Hopson Development Holdings Ltd.(b)(c)	484,000	550,074
Hysan Development Co. Ltd.	605,000	2,886,958
Kerry Properties Ltd.	544,500	2,909,076
KWG Property Holdings Ltd.	907,993	675,542
Link REIT (The)(c)	1,754,500	5,502,681
New World China Land Ltd.	1,390,800	561,976
New World Development Co. Ltd.	2,299,000	4,352,787
Shenzhen Investment Ltd.	2,178,000	771,097
Shimao Property Holdings Ltd.	1,089,000	1,653,947
Shui On Land Ltd.(c)	2,057,300	989,626
Sino Land Co. Ltd.	1,936,000	3,660,538
Soho China Ltd.	1,633,797	1,288,888
Sun Hung Kai Properties Ltd.	1,573,000	26,230,959
Wharf (Holdings) Ltd. (The)	1,089,000	8,227,829

		96,281,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2011

ISRAEL—0.20%
Azrieli Group Ltd.(b)	27,951	744,608

		744,608
ITALY—0.25%
Beni Stabili SpA	752,136	717,700
Immobiliare Grande Distribuzione SpA	100,430	212,317

		930,017
JAPAN—17.55%
AEON Mall Co. Ltd.	72,600	1,904,277
Japan Prime Realty Investment Corp.	484	1,299,055
Japan Real Estate Investment Corp.	363	3,637,532
Japan Retail Fund Investment Corp.	1,210	2,225,644
Kenedix Realty Investment Corp.	121	558,996
Mitsubishi Estate Co. Ltd.	857,000	16,213,231
Mitsui Fudosan Co. Ltd.	726,000	14,780,520
Nippon Building Fund Inc.	484	5,080,435
Nomura Real Estate Holdings Inc.	48,400	881,396
Nomura Real Estate Office Fund Inc.	242	1,722,031
NTT Urban Development Corp.	968	999,546
ORIX JREIT Inc.	242	1,500,500
Premier Investment Corp.	121	577,456
Sumitomo Realty & Development Co. Ltd.	375,000	9,112,962
Tokyo Tatemono Co. Ltd.	242,000	1,113,560
Tokyu Land Corp.	363,000	1,865,287
TOKYU REIT Inc.	121	841,816
Top REIT Inc.	121	765,019
United Urban Investment Corp.	847	1,157,867

		66,237,130
NETHERLANDS—2.58%
Corio NV	71,390	4,662,306
Eurocommercial Properties NV	31,581	1,441,591
Nieuwe Steen Investments NV	34,969	704,754
VastNed Offices/Industrial NV	15,488	271,796
VastNed Retail NV	14,520	1,039,340
Wereldhave NV	16,698	1,632,496

		9,752,283
NEW ZEALAND—0.14%
Kiwi Income Property Trust	695,145	542,685

		542,685
NORWAY—0.19%
Norwegian Property ASA(b)	396,638	700,440

		700,440
SINGAPORE—8.36%
Allgreen Properties Ltd.	605,000	515,195
Ascendas Real Estate Investment Trust	1,331,402	2,173,930
CapitaCommercial Trust	1,694,000	1,892,516
CapitaLand Ltd.(c)	2,541,000	7,146,563
CapitaMall Trust Management Ltd.	1,815,400	2,694,734
CapitaMalls Asia Ltd.	1,089,000	1,590,961
CDL Hospitality Trusts	605,000	992,578

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2011

City Developments Ltd.	605,000	5,369,375
Global Logistic Properties Ltd.(b)	1,331,000	2,162,875
Keppel Land Ltd.(c)	605,000	2,117,500
Mapletree Logistics Trust	1,452,210	1,060,794
Singapore Land Ltd.	121,000	718,438
Suntec REIT	1,694,000	2,051,328
Wing Tai Holdings Ltd.	484,000	620,125
Yanlord Land Group Ltd.	363,000	436,734

		31,543,646
SPAIN—0.06%
Inmobiliaria Colonial SA(b)	2,455,333	212,074

		212,074
SWEDEN—1.84%
Castellum AB	136,125	1,904,194
Fabege AB	125,598	1,377,032
Hufvudstaden AB Class A	114,950	1,294,255
Klovern AB	97,163	475,974
Kungsleden AB	107,327	1,030,666
Wihlborgs Fastigheter AB	30,492	874,892

		6,957,013
SWITZERLAND—1.63%
Allreal Holding AG Registered	5,445	796,773
PSP Swiss Property AG Registered(b)	36,421	2,858,563
Swiss Prime Site AG Registered(b)	32,307	2,356,883
Zueblin Immobilien Holding AG Registered(b)	36,179	151,315

		6,163,534
UNITED KINGDOM—9.21%
A&J Mucklow Group PLC	15,004	68,493
Big Yellow Group PLC	99,825	526,533
British Land Co. PLC	710,754	5,902,866
Capital & Counties Properties PLC	497,261	1,174,820
Capital Shopping Centres Group PLC	552,846	3,255,176
CLS Holdings PLC(b)	17,908	150,592
Daejan Holdings PLC	4,477	188,957
Derwent London PLC	77,682	1,953,507
Development Securities PLC	104,060	350,024
F&C Commercial Property Trust Ltd.	390,467	636,688
Grainger PLC	266,926	420,922
Great Portland Estates PLC	240,306	1,386,447
Hammerson PLC	552,486	3,798,182
Helical Bar PLC	95,590	432,386
ING UK Real Estate Income Trust Ltd.	258,214	211,967
Invista Foundation Property Trust Ltd.	272,734	164,912
IRP Property Investments Ltd.	42,471	53,912
ISIS Property Trust Ltd.	32,428	53,110
Land Securities Group PLC	611,171	6,602,973
London & Stamford Property PLC	445,885	899,888
Minerva PLC(b)	136,972	219,395
Primary Health Properties PLC	48,158	250,696
Quintain Estates and Development PLC(b)	371,712	232,202
Safestore Holdings PLC	105,391	241,820
SEGRO PLC	591,327	2,825,373
Shaftesbury PLC	173,272	1,217,006
St. Modwen Properties PLC	128,139	341,736
Standard Life Investment Property Income Trust PLC	78,166	77,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2011

UK Commercial Property Trust Ltd.	293,425	364,010
UNITE Group PLC(b)	119,064	387,143
Workspace Group PLC	870,716	355,641

		34,745,002

TOTAL COMMON STOCKS
(Cost: $312,494,348)		376,015,344

SHORT-TERM INVESTMENTS—1.58%

MONEY MARKET FUNDS—1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	5,192,883	5,192,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	740,483	740,483
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(d)(e)	25,779	25,779

		5,959,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,959,145)		5,959,145

TOTAL INVESTMENTS IN SECURITIES—101.22%
(Cost: $318,453,493)		381,974,489
Other Assets, Less Liabilities—(1.22)%		(4,593,591)

NET ASSETS—100.00%		$377,380,898

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.70%

CANADA—9.41%
Allied Properties Real Estate Investment Trust	1,180	$25,434
Artis Real Estate Investment Trust	2,102	28,055
Boardwalk Real Estate Investment Trust	1,350	59,358
Brookfield Properties Corp.	10,485	184,175
Calloway Real Estate Investment Trust	2,721	64,635
Canadian Apartment Properties Real Estate Investment Trust	2,150	37,530
Canadian Real Estate Investment Trust	1,845	59,025
Chartwell Seniors Housing Real Estate Investment Trust	4,007	33,009
Cominar Real Estate Investment Trust	1,730	37,151
Crombie Real Estate Investment Trust	970	12,432
Dundee Real Estate Investment Trust	1,178	35,661
Extendicare Real Estate Investment Trust	2,225	22,111
First Capital Realty Inc.	1,798	27,610
H&R Real Estate Investment Trust	4,015	82,769
InnVest Real Estate Investment Trust	2,500	17,121
Killam Properties Inc.	1,255	12,948
Morguard Real Estate Investment Trust	1,200	17,576
Northern Property Real Estate Investment Trust	710	19,939
Primaris Retail Real Estate Investment Trust	1,920	38,774
RioCan Real Estate Investment Trust	7,015	162,778

		978,091
UNITED STATES—90.29%
Acadia Realty Trust	1,125	20,790
Agree Realty Corp.	271	6,301
Alexander’s Inc.	55	22,258
Alexandria Real Estate Equities Inc.	1,540	118,642
AMB Property Corp.	4,695	157,517
American Assets Trust Inc.(a)	907	19,310
American Campus Communities Inc.	1,860	60,152
Apartment Investment and Management Co. Class A	3,265	83,453
Ashford Hospitality Trust Inc.(a)(b)	1,637	15,961
Associated Estates Realty Corp.	1,150	17,032
AvalonBay Communities Inc.	2,375	275,334
BioMed Realty Trust Inc.	3,650	65,152
Boston Properties Inc.	3,910	368,987
Brandywine Realty Trust	3,740	43,384
BRE Properties Inc.	1,780	79,477
Camden Property Trust	1,920	106,426
Campus Crest Communities Inc.	855	11,286
CapLease Inc.	1,580	8,722
CBL & Associates Properties Inc.	3,845	65,596
Cedar Shopping Centers Inc.	1,785	10,799
Cogdell Spencer Inc.	1,425	8,621
Colonial Properties Trust	2,160	41,450
CommonWealth REIT	2,005	53,473
Corporate Office Properties Trust	1,862	68,056
Corrections Corp. of America(a)	3,085	76,539
Cousins Properties Inc.	2,843	24,222
DCT Industrial Trust Inc.	6,015	33,323
Developers Diversified Realty Corp.	7,155	97,308
DiamondRock Hospitality Co.(a)	4,300	52,159
Digital Realty Trust Inc.(b)	2,530	137,632
Douglas Emmett Inc.	2,560	47,181
Duke Realty Corp.	7,025	96,242

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2011

DuPont Fabros Technology Inc.(b)	1,656	37,956
EastGroup Properties Inc.	751	32,736
Education Realty Trust Inc.	2,010	15,678
Entertainment Properties Trust	1,295	59,609
Equity Lifestyle Properties Inc.	855	48,632
Equity One Inc.(b)	1,448	27,005
Equity Residential	7,870	426,475
Essex Property Trust Inc.	875	101,500
Extra Space Storage Inc.	2,435	46,825
Federal Realty Investment Trust(b)	1,705	137,133
FelCor Lodging Trust Inc.(a)	2,725	19,157
First Industrial Realty Trust Inc.(a)	1,780	18,192
First Potomac Realty Trust	1,388	22,347
Forest City Enterprises Inc. Class A(a)(b)	3,785	64,004
Franklin Street Properties Corp.	2,210	33,128
General Growth Properties Inc.(a)	13,372	198,039
Getty Realty Corp.	690	20,038
Glimcher Realty Trust	2,782	24,509
Government Properties Income Trust	850	22,015
HCP Inc.	10,354	384,030
Health Care REIT Inc.	4,090	200,737
Healthcare Realty Trust Inc.	1,790	37,590
Hersha Hospitality Trust	4,688	30,894
Highwoods Properties Inc.	1,997	65,442
Home Properties Inc.	1,045	58,186
Hospitality Properties Trust	3,445	85,677
Host Hotels & Resorts Inc.	18,590	344,101
Inland Real Estate Corp.	2,435	22,597
Investors Real Estate Trust	2,175	19,445
Kilroy Realty Corp.	1,455	55,494
Kimco Realty Corp.	11,335	205,050
Kite Realty Group Trust	1,771	9,351
LaSalle Hotel Properties	2,045	56,790
Lexington Realty Trust	3,705	31,381
Liberty Property Trust	3,190	110,916
LTC Properties Inc.	670	18,318
Macerich Co. (The)	3,635	176,879
Mack-Cali Realty Corp.	2,210	77,394
Medical Properties Trust Inc.	3,085	33,873
Mid-America Apartment Communities Inc.	955	60,881
National Health Investors Inc.	770	35,212
National Healthcare Corp.	285	12,617
National Retail Properties Inc.	2,325	57,776
Nationwide Health Properties Inc.	3,525	132,364
Omega Healthcare Investors Inc.(b)	2,740	61,047
Orient-Express Hotels Ltd. Class A(a)	2,799	34,036
Parkway Properties Inc.	616	10,410
Pennsylvania Real Estate Investment Trust(b)	1,555	21,241
Piedmont Office Realty Trust Inc. Class A	1,850	36,593
Post Properties Inc.	1,365	50,546
ProLogis	15,892	237,109
PS Business Parks Inc.	515	29,978
Public Storage	3,560	387,969
Ramco-Gershenson Properties Trust(b)	1,065	13,696
Realty Income Corp.	3,270	114,319
Regency Centers Corp.	2,280	98,291
Saul Centers Inc.	391	18,514
Senior Housing Properties Trust	3,958	88,738

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2011

Simon Property Group Inc.	8,176	829,455
SL Green Realty Corp.	2,168	157,744
Sovran Self Storage Inc.	771	29,637
Strategic Hotels & Resorts Inc.(a)	4,250	23,418
Sun Communities Inc.	550	18,216
Sunstone Hotel Investors Inc.(a)	3,276	33,448
Tanger Factory Outlet Centers Inc.	2,252	58,800
Taubman Centers Inc.	1,140	59,679
U-Store-It Trust	2,685	25,937
UDR Inc.	5,082	119,325
Universal Health Realty Income Trust	344	12,504
Urstadt Biddle Properties Inc. Class A	587	11,394
Ventas Inc.(b)	4,365	242,083
Vornado Realty Trust	5,075	447,057
Washington Real Estate Investment Trust	1,785	54,764
Weingarten Realty Investors	3,340	81,897
Winthrop Realty Trust	578	7,109

		9,385,712

TOTAL COMMON STOCKS
(Cost: $9,042,565)		10,363,803

SHORT-TERM INVESTMENTS—4.00%

MONEY MARKET FUNDS—4.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	353,281	353,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	50,376	50,376
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	11,639	11,639

		415,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,296)		415,296

TOTAL INVESTMENTS IN SECURITIES—103.70%
(Cost: $9,457,861)		10,779,099
Other Assets, Less Liabilities—(3.70)%		(384,361)

NET ASSETS—100.00%		$10,394,738

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

REAL ESTATE OPERATING/DEVELOPMENT—0.27%
Terreno Realty Corp.(a)	2,137	$38,103

		38,103
REITs - DIVERSIFIED—12.80%
CapLease Inc.	13,189	72,803
Duke Realty Corp.	52,066	713,304
Gladstone Commercial Corp.	2,129	39,152
Liberty Property Trust	19,297	670,957
Mission West Properties Inc.	5,072	34,794
PS Business Parks Inc.(b)	4,392	255,659

		1,786,669
REITs - OFFICE PROPERTY—62.56%
Alexandria Real Estate Equities Inc.	9,426	726,179
BioMed Realty Trust Inc.	30,680	547,638
Boston Properties Inc.	23,817	2,247,610
Brandywine Realty Trust	31,352	363,683
CommonWealth REIT	16,977	452,777
Corporate Office Properties Trust	15,450	564,697
Douglas Emmett Inc.	21,616	398,383
Franklin Street Properties Corp.	19,029	285,245
Government Properties Income Trust	7,597	196,762
Highwoods Properties Inc.	11,292	370,039
Hudson Pacific Properties Inc.	3,832	56,254
Kilroy Realty Corp.	12,392	472,631
Mack-Cali Realty Corp.	18,797	658,271
MPG Office Trust Inc.(a)(b)	11,079	40,771
Parkway Properties Inc.	5,097	86,139
Piedmont Office Realty Trust Inc. Class A	15,689	310,328
SL Green Realty Corp.	13,160	957,522

		8,734,929
REITs - WAREHOUSE/INDUSTRIAL—24.19%
AMB Property Corp.	28,625	960,369
DCT Industrial Trust Inc.	51,570	285,698
EastGroup Properties Inc.	6,485	282,681
First Industrial Realty Trust Inc.(a)	14,989	153,187
First Potomac Realty Trust	11,732	188,885
Monmouth Real Estate Investment Corp. Class A	8,342	68,655
ProLogis	96,343	1,437,437

		3,376,912

TOTAL COMMON STOCKS
(Cost: $12,091,517)		13,936,613

SHORT-TERM INVESTMENTS—0.86%

MONEY MARKET FUNDS—0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	86,120	86,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	12,280	12,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	21,637	21,637

		120,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,037)		120,037

TOTAL INVESTMENTS IN SECURITIES—100.68%
(Cost: $12,211,554)		14,056,650
Other Assets, Less Liabilities—(0.68)%		(94,324)

NET ASSETS—100.00%		$13,962,326

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

COMMERCIAL BANKS—0.44%
Bank Mutual Corp.	34,221	$151,599
TrustCo Bank Corp. NY	58,079	347,603

		499,202
FINANCE - CONSUMER LOANS—0.67%
Ocwen Financial Corp.(a)	75,119	758,702

		758,702
FINANCIAL GUARANTEE INSURANCE—2.06%
MGIC Investment Corp.(a)	150,974	1,266,672
PMI Group Inc. (The)(a)	121,253	352,846
Radian Group Inc.(b)	100,189	719,357

		2,338,875
INVESTMENT MANAGEMENT/ADVISORY SERVICES—0.49%
Altisource Portfolio Solutions SA(a)	19,009	550,881

		550,881
PROPERTY/CASUALTY INSURANCE—2.02%
Fidelity National Financial Inc. Class A	170,937	2,299,103

		2,299,103
REITs - MORTGAGE—70.65%
American Capital Agency Corp.	161,788	4,641,698
Annaly Capital Management Inc.(b)	1,478,080	26,354,165
Anworth Mortgage Asset Corp.	303,853	2,087,470
Apollo Commercial Real Estate Finance Inc.	44,150	725,384
Arbor Realty Trust Inc.(a)(b)	48,168	291,898
Capstead Mortgage Corp.	176,306	2,240,849
Chimera Investment Corp.	2,680,153	11,256,642
Colony Financial Inc.	43,723	883,205
CreXus Investment Corp.	34,188	458,461
Cypress Sharpridge Investments Inc.	149,733	1,954,016
Dynex Capital Inc.	76,238	814,222
Hatteras Financial Corp.	144,989	4,143,786
Invesco Mortgage Capital Inc.	125,356	2,804,214
iStar Financial Inc.(a)(b)	232,146	1,840,918
MFA Financial Inc.(b)	745,100	6,087,467
Newcastle Investment Corp.(a)	155,940	1,044,798
NorthStar Realty Finance Corp.	193,968	1,006,694
PennyMac Mortgage Investment Trust(c)	42,095	780,020
RAIT Financial Trust(b)	248,809	629,487
Redwood Trust Inc.	194,861	2,917,069
Resource Capital Corp.	141,130	1,006,257
Starwood Property Trust Inc.	180,092	4,053,871
Two Harbors Investment Corp.	101,734	1,022,427
Walter Investment Management Corp.	64,491	1,167,287

		80,212,305

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2011

SAVINGS & LOANS/THRIFTS—23.51%
Astoria Financial Corp.	73,109	1,041,072
Beneficial Mutual Bancorp Inc.(a)	24,612	217,324
Brookline Bancorp Inc.	41,656	451,134
Capitol Federal Financial Inc.	126,152	1,537,793
Dime Community Bancshares Inc.	25,931	391,039
First Niagara Financial Group Inc.	157,049	2,179,840
Flushing Financial Corp.	23,484	334,647
Hudson City Bancorp Inc.	378,419	4,155,041
Investors Bancorp Inc.(a)	42,729	569,150
Kearny Financial Corp.	15,344	143,006
New York Community Bancorp Inc.	346,712	6,351,764
NewAlliance Bancshares Inc.	79,820	1,193,309
Northwest Bancshares Inc.	82,801	970,014
Oritani Financial Corp.	18,308	219,513
People’s United Financial Inc.	281,753	3,637,431
Provident Financial Services Inc.	45,410	665,257
Provident New York Bancorp	29,154	272,007
TFS Financial Corp.	92,920	905,970
Washington Federal Inc.	84,539	1,461,679

		26,696,990

TOTAL COMMON STOCKS
(Cost: $102,757,098)		113,356,058

SHORT-TERM INVESTMENTS—5.95%

MONEY MARKET FUNDS—5.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,770,795	5,770,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	822,891	822,891
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	158,809	158,809

		6,752,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,752,495)		6,752,495

TOTAL INVESTMENTS IN SECURITIES—105.79%
(Cost: $109,509,593)		120,108,553
Other Assets, Less Liabilities—(5.79)%		(6,574,840)

NET ASSETS—100.00%		$113,533,713

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.78%

REAL ESTATE OPERATING/DEVELOPMENT—3.74%
Plum Creek Timber Co. Inc.	29,470	$1,233,909
Rayonier Inc.	14,588	863,755

		2,097,664
REITs - APARTMENTS—15.15%
Apartment Investment and Management Co. Class A	21,175	541,233
AvalonBay Communities Inc.	15,411	1,786,597
BRE Properties Inc.	11,547	515,573
Camden Property Trust	12,439	689,494
Equity Residential(a)	50,998	2,763,582
Essex Property Trust Inc.	5,675	658,300
Home Properties Inc.	6,801	378,680
Mid-America Apartment Communities Inc.	6,179	393,911
UDR Inc.	32,943	773,502

		8,500,872
REITs - DIVERSIFIED—13.79%
Digital Realty Trust Inc.(a)	16,380	891,072
Duke Realty Corp.	45,550	624,035
Liberty Property Trust	20,685	719,217
Vornado Realty Trust	32,909	2,898,954
Washington Real Estate Investment Trust	11,627	356,716
Weyerhaeuser Co.	96,970	2,247,765

		7,737,759
REITs - HEALTH CARE—12.82%
HCP Inc.(a)	67,103	2,488,850
Health Care REIT Inc.	26,518	1,301,503
Nationwide Health Properties Inc.	22,861	858,431
Omega Healthcare Investors Inc.(a)	17,861	397,943
Senior Housing Properties Trust	25,688	575,925
Ventas Inc.(a)	28,325	1,570,905

		7,193,557
REITs - HOTELS—4.96%
Hospitality Properties Trust	22,356	555,994
Host Hotels & Resorts Inc.	120,489	2,230,251

		2,786,245
REITs - MORTGAGE—6.17%
Annaly Capital Management Inc.	127,844	2,279,459
Chimera Investment Corp.	182,575	766,815
MFA Financial Inc.(a)	50,820	415,199

		3,461,473
REITs - OFFICE PROPERTY—10.78%
Alexandria Real Estate Equities Inc.	9,991	769,707
Boston Properties Inc.	25,349	2,392,185
Corporate Office Properties Trust	12,082	441,597
Douglas Emmett Inc.	16,652	306,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2011

Highwoods Properties Inc.	11,480	376,200
Mack-Cali Realty Corp.	14,353	502,642
Piedmont Office Realty Trust Inc. Class A	12,024	237,835
SL Green Realty Corp.	14,073	1,023,951

		6,051,013
REITs - OUTLET CENTERS—1.59%
Alexander’s Inc.	370	149,735
Realty Income Corp.	21,208	741,432

		891,167
REITs - REGIONAL MALLS—14.59%
General Growth Properties Inc.(b)	86,610	1,282,694
Macerich Co. (The)	23,546	1,145,748
Simon Property Group Inc.	52,977	5,374,517
Taubman Centers Inc.	7,425	388,699

		8,191,658
REITs - SHOPPING CENTERS—7.15%
Developers Diversified Realty Corp.	46,404	631,094
Federal Realty Investment Trust	11,030	887,143
Kimco Realty Corp.	73,455	1,328,801
Regency Centers Corp.	14,776	636,993
Weingarten Realty Investors	21,674	531,447

		4,015,478
REITs - STORAGE—4.48%
Public Storage	23,091	2,516,457

		2,516,457
REITs - WAREHOUSE/INDUSTRIAL—4.56%
AMB Property Corp.	30,436	1,021,128
ProLogis	102,978	1,536,432

		2,557,560

TOTAL COMMON STOCKS
(Cost: $49,866,785)		56,000,903

SHORT-TERM INVESTMENTS—11.39%

MONEY MARKET FUNDS—11.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,523,337	5,523,337
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	787,604	787,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	82,528	82,528

		6,393,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,393,469)		6,393,469

TOTAL INVESTMENTS IN SECURITIES—111.17%
(Cost: $56,260,254)		62,394,372
Other Assets, Less Liabilities—(11.17)%		(6,269,937)

NET ASSETS—100.00%		$56,124,435

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.73%

REITs - APARTMENTS—45.93%
American Campus Communities Inc.(a)	53,688	$1,736,270
Apartment Investment and Management Co. Class A	94,065	2,404,301
Associated Estates Realty Corp.(a)	33,330	493,617
AvalonBay Communities Inc.	42,831	4,965,398
BRE Properties Inc.	51,286	2,289,920
Camden Property Trust(a)	55,282	3,064,281
Campus Crest Communities Inc.	24,736	326,515
Education Realty Trust Inc.	58,082	453,040
Equity Residential(a)	141,762	7,682,083
Essex Property Trust Inc.	25,221	2,925,636
Home Properties Inc.	30,186	1,680,756
Mid-America Apartment Communities Inc.(a)	27,521	1,754,464
Post Properties Inc.(a)	39,151	1,449,762
UDR Inc.	136,273	3,199,690

		34,425,733
REITs - DIVERSIFIED—1.60%
Colonial Properties Trust(a)	62,551	1,200,354

		1,200,354
REITs - HEALTH CARE—36.21%
Cogdell Spencer Inc.	40,902	247,457
HCP Inc.	186,527	6,918,286
Health Care REIT Inc.	73,687	3,616,558
Healthcare Realty Trust Inc.(a)	51,877	1,089,417
LTC Properties Inc.	19,170	524,108
Medical Properties Trust Inc.	89,559	983,358
National Health Investors Inc.(a)	22,355	1,022,294
Nationwide Health Properties Inc.	89,312	3,353,666
Omega Healthcare Investors Inc.(a)	79,289	1,766,559
Sabra Healthcare REIT Inc.	19,005	353,683
Senior Housing Properties Trust	114,167	2,559,624
Universal Health Realty Income Trust	9,293	337,801
Ventas Inc.(a)	78,714	4,365,478

		27,138,289
REITs - MANUFACTURED HOMES—2.72%
Equity Lifestyle Properties Inc.	24,743	1,407,382
Sun Communities Inc.	15,790	522,965
UMH Properties Inc.	10,780	112,435

		2,042,782
REITs - STORAGE—13.27%
Extra Space Storage Inc.	70,411	1,354,004
Public Storage	64,187	6,995,099
Sovran Self Storage Inc.	22,141	851,100
U-Store-It Trust	77,229	746,032

		9,946,235

TOTAL COMMON STOCKS
(Cost: $58,995,207)		74,753,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2011

SHORT-TERM INVESTMENTS—14.11%

MONEY MARKET FUNDS—14.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(c)(d)	9,121,911	9,121,911
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(c)(d)	1,300,745	1,300,745
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(c)	149,383	149,383

		10,572,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,572,039)		10,572,039

TOTAL INVESTMENTS IN SECURITIES—113.84%
(Cost: $69,567,246)		85,325,432
Other Assets, Less Liabilities—(13.84)%		(10,371,696)

NET ASSETS—100.00%		$74,953,736

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

REITs - OUTLET CENTERS—11.89%
Agree Realty Corp.	2,649	$61,589
Alexander’s Inc.	546	220,961
Getty Realty Corp.	6,635	192,680
National Retail Properties Inc.(a)	22,410	556,889
Realty Income Corp.	18,206	636,482

		1,668,601
REITs - REGIONAL MALLS—48.40%
CBL & Associates Properties Inc.	34,418	587,171
General Growth Properties Inc.(b)	73,465	1,088,017
Glimcher Realty Trust	26,925	237,209
Macerich Co. (The)	19,977	972,081
Pennsylvania Real Estate Investment Trust(a)	14,887	203,356
Simon Property Group Inc.	30,865	3,131,254
Taubman Centers Inc.	10,994	575,536

		6,794,624
REITs - SHOPPING CENTERS—39.53%
Acadia Realty Trust	10,798	199,547
Cedar Shopping Centers Inc.	17,134	103,661
Developers Diversified Realty Corp.	45,774	622,527
Equity One Inc.(a)	13,937	259,925
Excel Trust Inc.	4,249	54,302
Federal Realty Investment Trust(a)	7,942	638,775
Inland Real Estate Corp.	23,444	217,560
Kimco Realty Corp.	62,322	1,127,405
Kite Realty Group Trust	17,055	90,050
Ramco-Gershenson Properties Trust(a)	10,220	131,429
Regency Centers Corp.	14,753	636,002
Saul Centers Inc.	3,731	176,663
Tanger Factory Outlet Centers Inc.	21,626	564,655
Urstadt Biddle Properties Inc. Class A(a)	4,735	91,906
Weingarten Realty Investors	25,912	635,362

		5,549,769

TOTAL COMMON STOCKS
(Cost: $12,838,082)		14,012,994

SHORT-TERM INVESTMENTS—8.34%

MONEY MARKET FUNDS—8.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,014,935	1,014,935
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	144,725	144,725

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	10,785	10,785

		1,170,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,170,445)		1,170,445

TOTAL INVESTMENTS IN SECURITIES—108.16%
(Cost: $14,008,527)		15,183,439
Other Assets, Less Liabilities—(8.16)%		(1,145,807)

NET ASSETS—100.00%		$14,037,632

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.36%
Omnicom Group Inc.	24,172	$1,084,839

		1,084,839
AEROSPACE & DEFENSE—3.05%
Boeing Co. (The)	52,239	3,629,566
United Technologies Corp.	69,214	5,627,098

		9,256,664
AGRICULTURE—2.77%
Philip Morris International Inc.	146,661	8,394,876

		8,394,876
BANKS—9.85%
Bank of America Corp.	795,228	10,918,480
State Street Corp.	40,187	1,877,537
U.S. Bancorp	152,874	4,127,598
Wells Fargo & Co.	398,770	12,928,123

		29,851,738
BEVERAGES—2.70%
PepsiCo Inc.	127,303	8,186,856

		8,186,856
BIOTECHNOLOGY—1.79%
Amgen Inc.(a)	76,698	4,224,526
Biogen Idec Inc.(a)	18,128	1,186,840

		5,411,366
CHEMICALS—0.77%
Air Products and Chemicals Inc.	15,825	1,380,731
Mosaic Co. (The)	11,938	967,456

		2,348,187
COMMERCIAL SERVICES—0.51%
McKesson Corp.	20,744	1,559,326

		1,559,326
COMPUTERS—6.17%
Accenture PLC Class A	50,606	2,604,691
International Business Machines Corp.	99,422	16,106,364

		18,711,055
COSMETICS & PERSONAL CARE—4.66%
Procter & Gamble Co. (The)	224,006	14,141,499

		14,141,499

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2011

DIVERSIFIED FINANCIAL SERVICES—3.79%
American Express Co.	85,256	3,698,405
Ameriprise Financial Inc.	20,141	1,241,693
Goldman Sachs Group Inc. (The)	34,496	5,644,236
Invesco Ltd.	37,065	916,988

		11,501,322
ELECTRONICS—0.43%
Tyco Electronics Ltd.	35,819	1,297,722

		1,297,722
FOOD—2.07%
General Mills Inc.	48,327	1,680,813
H.J. Heinz Co.	25,383	1,205,693
Kellogg Co.	20,086	1,010,326
Kroger Co. (The)	47,606	1,018,768
Sysco Corp.	47,013	1,369,959

		6,285,559
HEALTH CARE - PRODUCTS—6.84%
Baxter International Inc.	46,779	2,268,314
Covidien PLC	40,357	1,915,747
Johnson & Johnson	221,332	13,229,014
Medtronic Inc.	86,617	3,319,163

		20,732,238
HOUSEHOLD PRODUCTS & WARES—0.70%
Kimberly-Clark Corp.	32,795	2,122,820

		2,122,820
INSURANCE—3.86%
Aflac Inc.	37,295	2,147,446
Aon Corp.	23,657	1,082,071
Berkshire Hathaway Inc. Class B(a)	75,578	6,178,502
Loews Corp.	27,256	1,091,603
Marsh & McLennan Companies Inc.	43,364	1,208,988

		11,708,610
INTERNET—0.37%
Symantec Corp.(a)	63,257	1,113,956

		1,113,956
LEISURE TIME—0.49%
Carnival Corp.	33,024	1,476,503

		1,476,503
MACHINERY—2.96%
Caterpillar Inc.	45,545	4,418,320
Cummins Inc.	14,196	1,503,073
Deere & Co.	33,689	3,062,330

		8,983,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2011

MANUFACTURING—10.70%
3M Co.	52,249	4,593,732
Eaton Corp.	13,453	1,452,386
General Electric Co.	853,860	17,196,740
Honeywell International Inc.	57,108	3,198,619
Illinois Tool Works Inc.	34,365	1,838,184
Ingersoll-Rand PLC	25,881	1,221,583
Parker Hannifin Corp.	12,919	1,155,088
Tyco International Ltd.	39,865	1,787,148

		32,443,480
MEDIA—5.24%
McGraw-Hill Companies Inc. (The)	24,793	966,431
News Corp. Class A NVS	145,269	2,181,940
News Corp. Class B	34,887	578,426
Time Warner Cable Inc.	28,220	1,914,163
Time Warner Inc.	89,898	2,827,292
Viacom Inc. Class A	868	41,352
Viacom Inc. Class B NVS	44,458	1,847,230
Walt Disney Co. (The)	142,173	5,526,265

		15,883,099
MINING—1.35%
Freeport-McMoRan Copper & Gold Inc.	37,666	4,096,178

		4,096,178
OIL & GAS—4.50%
Anadarko Petroleum Corp.	39,590	3,051,597
Murphy Oil Corp.	15,216	1,008,821
Noble Energy Inc.	13,824	1,259,366
Occidental Petroleum Corp.	64,811	6,265,928
Transocean Ltd.(a)	25,610	2,047,007

		13,632,719
PHARMACEUTICALS—1.84%
Bristol-Myers Squibb Co.	137,371	3,459,002
Cardinal Health Inc.	27,962	1,160,702
Mead Johnson Nutrition Co. Class A	16,403	950,882

		5,570,586
PIPELINES—0.42%
Williams Companies Inc. (The)	46,868	1,264,967

		1,264,967
REAL ESTATE INVESTMENT TRUSTS—2.71%
Boston Properties Inc.	11,114	1,048,828
Equity Residential	22,686	1,229,355
HCP Inc.	28,913	1,072,383
Public Storage	11,304	1,231,910
Simon Property Group Inc.	23,398	2,373,727
Vornado Realty Trust	14,443	1,272,284

		8,228,487
RETAIL—11.23%
Best Buy Co. Inc.	26,006	884,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2011

CVS Caremark Corp.	108,816	3,721,507
Gap Inc. (The)	28,330	545,919
Home Depot Inc. (The)	131,190	4,823,856
Lowe’s Companies Inc.	110,455	2,739,284
McDonald’s Corp.	85,170	6,274,474
Target Corp.	51,277	2,811,518
Wal-Mart Stores Inc.	161,695	9,066,239
Walgreen Co.	78,262	3,164,915

		34,031,916
SEMICONDUCTORS—1.63%
Applied Materials Inc.	107,627	1,688,668
Texas Instruments Inc.	95,529	3,239,388

		4,928,056
SOFTWARE—0.26%
CA Inc.	32,954	784,305

		784,305
TELECOMMUNICATIONS—1.23%
Corning Inc.	125,263	2,782,091
Motorola Solutions Inc.(a)	24,470	948,702

		3,730,793
TRANSPORTATION—4.58%
CSX Corp.	29,970	2,115,882
FedEx Corp.	23,535	2,125,681
Norfolk Southern Corp.	29,346	1,795,682
Union Pacific Corp.	39,797	3,765,990
United Parcel Service Inc. Class B	57,160	4,093,799

		13,897,034

TOTAL COMMON STOCKS
(Cost: $263,741,825)		302,660,479

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(c)	259,292	259,292

		259,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $259,292)		259,292

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $264,001,117)		302,919,771
Other Assets, Less Liabilities—0.08%		258,031

NET ASSETS—100.00%		$303,177,802

NVS - Non-Voting Shares

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2011

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

AGRICULTURE—1.31%
Monsanto Co.	67,487	$4,952,196

		4,952,196
APPAREL—1.34%
Coach Inc.	36,802	1,990,620
Nike Inc. Class B	37,050	3,055,884

		5,046,504
AUTO MANUFACTURERS—0.68%
PACCAR Inc.	45,232	2,555,156

		2,555,156
AUTO PARTS & EQUIPMENT—0.85%
Johnson Controls Inc.	83,610	3,209,788

		3,209,788
BANKS—0.41%
Northern Trust Corp.	30,077	1,563,402

		1,563,402
BEVERAGES—4.42%
Coca-Cola Co. (The)	265,405	16,680,704

		16,680,704
BIOTECHNOLOGY—1.40%
Celgene Corp.(a)	57,404	2,958,028
Genzyme Corp.(a)	31,796	2,332,237

		5,290,265
CHEMICALS—1.33%
Ecolab Inc.	29,079	1,444,936
Praxair Inc.	38,461	3,578,411

		5,023,347
COAL—0.56%
Peabody Energy Corp.	33,255	2,109,032

		2,109,032
COMMERCIAL SERVICES—2.40%
MasterCard Inc. Class A	12,996	3,073,684
Visa Inc. Class A	61,731	4,311,910
Western Union Co.	82,357	1,670,200

		9,055,794

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2011

COMPUTERS—13.31%
Apple Inc.(a)	114,365	38,806,332
Cognizant Technology Solutions Corp. Class A(a)	37,338	2,723,807
EMC Corp.(a)	254,382	6,331,568
NetApp Inc.(a)	44,347	2,427,111

		50,288,818
COSMETICS & PERSONAL CARE—1.62%
Avon Products Inc.	53,469	1,513,708
Colgate-Palmolive Co.	60,181	4,620,095

		6,133,803
DIVERSIFIED FINANCIAL SERVICES—3.06%
BlackRock Inc.(b)	11,947	2,365,745
Charles Schwab Corp. (The)	120,543	2,175,801
CME Group Inc.	8,383	2,586,659
Franklin Resources Inc.	18,977	2,289,575
T. Rowe Price Group Inc.	32,261	2,126,645

		11,544,425
ELECTRICAL COMPONENTS & EQUIPMENT—1.47%
Emerson Electric Co.	94,160	5,544,141

		5,544,141
ELECTRONICS—1.25%
Agilent Technologies Inc.(a)	43,457	1,817,806
Thermo Fisher Scientific Inc.(a)	50,903	2,915,215

		4,733,021
ENERGY - ALTERNATE SOURCES—0.28%
First Solar Inc.(a)(c)	6,851	1,059,028

		1,059,028
ENVIRONMENTAL CONTROL—0.32%
Republic Services Inc.	39,064	1,204,734

		1,204,734
HEALTH CARE - PRODUCTS—2.46%
Alcon Inc.	9,506	1,548,147
Becton, Dickinson and Co.	27,358	2,269,346
Intuitive Surgical Inc.(a)	4,884	1,577,092
St. Jude Medical Inc.(a)	42,741	1,731,011
Stryker Corp.	37,948	2,184,287

		9,309,883
INTERNET—9.35%
Amazon.com Inc.(a)	43,320	7,348,805
eBay Inc.(a)	139,905	4,247,516
Google Inc. Class A(a)	30,968	18,591,948
Priceline.com Inc.(a)	6,036	2,586,547
Yahoo! Inc.(a)	157,691	2,541,979

		35,316,795

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2011

IRON & STEEL—0.43%
Nucor Corp.	35,499	1,629,759

		1,629,759
LODGING—1.43%
Las Vegas Sands Corp.(a)	56,040	2,605,299
Marriott International Inc. Class A	39,235	1,549,390
Wynn Resorts Ltd.	10,878	1,265,438

		5,420,127
MANUFACTURING—0.77%
Danaher Corp.	62,961	2,899,984

		2,899,984
MEDIA—3.56%
Comcast Corp. Class A	256,759	5,841,267
Comcast Corp. Class A Special	90,883	1,948,531
DIRECTV Class A(a)	103,930	4,405,593
Discovery Communications Inc. Series A(a)	16,975	662,025
Discovery Communications Inc. Series C(a)	17,637	598,953

		13,456,369
METAL FABRICATE & HARDWARE—0.67%
Precision Castparts Corp.	17,670	2,526,633

		2,526,633
MINING—0.88%
Newmont Mining Corp.	60,293	3,320,335

		3,320,335
OIL & GAS—2.16%
EOG Resources Inc.	31,420	3,342,774
Hess Corp.	36,823	3,097,551
Southwestern Energy Co.(a)	43,109	1,702,805

		8,143,130
OIL & GAS SERVICES—7.77%
Baker Hughes Inc.	53,084	3,636,785
Cameron International Corp.(a)	30,336	1,616,909
Halliburton Co.	113,226	5,095,170
National Oilwell Varco Inc.	52,127	3,852,185
Schlumberger Ltd.	170,059	15,133,550

		29,334,599
PHARMACEUTICALS—5.86%
Abbott Laboratories	191,877	8,665,166
Allergan Inc.	38,356	2,708,317
Express Scripts Inc.(a)	62,734	3,533,806
Gilead Sciences Inc.(a)	104,587	4,014,049
Medco Health Solutions Inc.(a)	52,888	3,227,226

		22,148,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2011

RETAIL—4.80%
AutoZone Inc.(a)	3,320	841,720
Bed Bath & Beyond Inc.(a)	32,307	1,550,736
Costco Wholesale Corp.	53,906	3,872,607
Kohl’s Corp.(a)	35,762	1,815,994
Staples Inc.	90,917	2,028,358
Starbucks Corp.	92,712	2,923,209
TJX Companies Inc. (The)	49,955	2,367,368
Yum! Brands Inc.	58,277	2,725,033

		18,125,025
SEMICONDUCTORS—1.00%
Broadcom Corp. Class A	55,912	2,521,072
Marvell Technology Group Ltd.(a)	67,121	1,275,970

		3,797,042
SOFTWARE—14.22%
Activision Blizzard Inc.	68,487	773,218
Adobe Systems Inc.(a)	63,419	2,095,998
Automatic Data Processing Inc.	61,403	2,941,204
Citrix Systems Inc.(a)	23,146	1,462,364
Intuit Inc.(a)	36,236	1,700,556
Microsoft Corp.	948,803	26,305,563
Oracle Corp.	476,918	15,275,684
Paychex Inc.	40,376	1,292,032
Salesforce.com Inc.(a)	14,617	1,887,639

		53,734,258
TELECOMMUNICATIONS—8.06%
American Tower Corp. Class A(a)	50,068	2,546,459
Cisco Systems Inc.(a)	690,949	14,613,571
Juniper Networks Inc.(a)	65,845	2,444,166
QUALCOMM Inc.	200,178	10,835,635

		30,439,831
TRANSPORTATION—0.42%
C.H. Robinson Worldwide Inc.	20,674	1,593,759

		1,593,759

TOTAL COMMON STOCKS
(Cost: $339,449,187)		377,190,251

SHORT-TERM INVESTMENTS—0.39%

MONEY MARKET FUNDS—0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	902,272	902,272
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	128,660	128,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	454,567	454,567

		1,485,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,485,499)		1,485,499

TOTAL INVESTMENTS IN SECURITIES—100.24%
(Cost: $340,934,686)		378,675,750
Other Assets, Less Liabilities—(0.24)%		(926,984)

NET ASSETS—100.00%		$377,748,766

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.97%

AEROSPACE & DEFENSE—2.66%
General Dynamics Corp.	21,806	$1,644,173
Lockheed Martin Corp.	19,793	1,575,523
Northrop Grumman Corp.	18,751	1,299,444
Raytheon Co.	25,676	1,283,543

		5,802,683
AGRICULTURE—2.84%
Altria Group Inc.	142,784	3,356,852
Archer-Daniels-Midland Co.	40,317	1,317,156
Lorillard Inc.	10,298	774,822
Reynolds American Inc.	23,226	738,819

		6,187,649
AIRLINES—0.29%
Delta Air Lines Inc.(a)	53,665	626,271

		626,271
AUTO MANUFACTURERS—1.67%
Ford Motor Co.(a)	228,712	3,647,956

		3,647,956
BANKS—3.69%
Bank of New York Mellon Corp. (The)	82,818	2,586,406
BB&T Corp.	47,451	1,311,546
Fifth Third Bancorp	62,812	934,014
PNC Financial Services Group Inc. (The)(b)	36,064	2,163,840
SunTrust Banks Inc.	34,130	1,038,576

		8,034,382
CHEMICALS—3.15%
Dow Chemical Co. (The)	78,374	2,780,710
E.I. du Pont de Nemours and Co.	61,591	3,121,432
PPG Industries Inc.	11,312	953,375

		6,855,517
COMPUTERS—3.98%
Dell Inc.(a)	118,421	1,558,420
Hewlett-Packard Co.	155,460	7,102,968

		8,661,388
DIVERSIFIED FINANCIAL SERVICES—11.89%
Capital One Financial Corp.	31,305	1,507,649
Citigroup Inc.(a)	1,986,667	9,575,735
JPMorgan Chase & Co.	267,991	12,043,515
Morgan Stanley	94,540	2,779,476

		25,906,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2011

ELECTRIC—8.46%
American Electric Power Co. Inc.	32,734	1,167,949
Consolidated Edison Inc.	19,964	996,403
Dominion Resources Inc.	40,411	1,759,495
Duke Energy Corp.	90,447	1,617,192
Edison International	20,455	742,107
Entergy Corp.	12,770	921,611
Exelon Corp.	45,251	1,923,620
FirstEnergy Corp.(c)	20,845	815,457
NextEra Energy Inc.	28,358	1,516,019
PG&E Corp.	26,821	1,241,276
PPL Corp.	32,945	849,652
Progress Energy Inc.	19,998	898,310
Public Service Enterprise Group Inc.	34,924	1,132,585
Southern Co.	56,255	2,116,313
Xcel Energy Inc.	31,135	733,852

		18,431,841
ENVIRONMENTAL CONTROL—0.53%
Waste Management Inc.	30,589	1,158,405

		1,158,405
FOOD—2.07%
Campbell Soup Co.	14,209	485,095
ConAgra Foods Inc.	30,212	674,634
Kraft Foods Inc. Class A	109,812	3,356,953

		4,516,682
FOREST PRODUCTS & PAPER—0.37%
International Paper Co.	27,621	797,694

		797,694
GAS—0.37%
Sempra Energy	15,344	798,962

		798,962
HEALTH CARE - SERVICES—2.67%
Aetna Inc.	28,685	944,884
UnitedHealth Group Inc.	77,024	3,161,835
WellPoint Inc.(a)	27,419	1,703,268

		5,809,987
INSURANCE—4.85%
ACE Ltd.	23,190	1,428,272
Allstate Corp. (The)	34,606	1,077,631
Chubb Corp. (The)	20,990	1,215,951
MetLife Inc.	47,650	2,180,940
Progressive Corp. (The)	42,820	848,264
Prudential Financial Inc.	33,145	2,038,749
Travelers Companies Inc. (The)	31,507	1,772,584

		10,562,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2011

MEDIA—0.39%
CBS Corp. Class B NVS	42,746	847,653

		847,653
MINING—0.53%
Alcoa Inc.	70,082	1,161,259

		1,161,259
OFFICE & BUSINESS EQUIPMENT—0.46%
Xerox Corp.	94,310	1,001,572

		1,001,572
OIL & GAS—26.05%
Apache Corp.	24,987	2,982,448
Chesapeake Energy Corp.	44,456	1,312,786
Chevron Corp.	137,422	13,045,470
ConocoPhillips	95,086	6,794,846
Devon Energy Corp.	28,131	2,494,938
Exxon Mobil Corp.	345,695	27,890,673
Marathon Oil Corp.	48,685	2,224,905

		56,746,066
PHARMACEUTICALS—8.90%
Eli Lilly and Co.	67,296	2,339,882
Merck & Co. Inc.	210,702	6,988,985
Pfizer Inc.	552,211	10,061,285

		19,390,152
PIPELINES—0.54%
Spectra Energy Corp.	44,476	1,166,605

		1,166,605
REAL ESTATE INVESTMENT TRUSTS—0.39%
Annaly Capital Management Inc.(c)	47,536	847,567

		847,567
SEMICONDUCTORS—3.76%
Intel Corp.	381,291	8,182,505

		8,182,505
TELECOMMUNICATIONS—9.46%
AT&T Inc.	407,279	11,208,318
CenturyLink Inc.	20,570	889,447
Qwest Communications International Inc.	97,031	691,831
Sprint Nextel Corp.(a)	201,509	910,821
Verizon Communications Inc.	193,779	6,902,408

		20,602,825

TOTAL COMMON STOCKS
(Cost: $214,343,747)		217,744,387

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2011

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	474,104	474,104
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	67,605	67,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	207,241	207,241

		748,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $748,950)		748,950

TOTAL INVESTMENTS IN SECURITIES—100.31%
(Cost: $215,092,697)		218,493,337
Other Assets, Less Liabilities—(0.31)%		(679,612)

NET ASSETS—100.00%		$217,813,725

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.54%

ADVERTISING—0.71%
Interpublic Group of Companies Inc. (The)(a)	73,670	$787,532
Lamar Advertising Co. Class A(a)	8,829	325,261

		1,112,793
AEROSPACE & DEFENSE—2.32%
Goodrich Corp.	18,906	1,713,262
Rockwell Collins Inc.	23,923	1,534,421
Spirit AeroSystems Holdings Inc. Class A(a)	16,197	382,573

		3,630,256
AIRLINES—0.85%
Southwest Airlines Co.	112,316	1,330,945

		1,330,945
APPAREL—0.68%
VF Corp.	12,965	1,072,465

		1,072,465
AUTO MANUFACTURERS—0.34%
Navistar International Corp.(a)	8,176	530,214

		530,214
AUTO PARTS & EQUIPMENT—1.53%
BorgWarner Inc.(a)	17,271	1,164,065
Goodyear Tire & Rubber Co. (The)(a)	36,394	432,361
Lear Corp.(a)	7,495	791,697

		2,388,123
BANKS—1.03%
BOK Financial Corp.	4,003	206,875
City National Corp.	7,242	418,515
Cullen/Frost Bankers Inc.	8,608	497,371
East West Bancorp Inc.	22,424	486,825

		1,609,586
BEVERAGES—1.40%
Brown-Forman Corp. Class B NVS	13,685	908,000
Dr Pepper Snapple Group Inc.	36,182	1,281,928

		2,189,928
BIOTECHNOLOGY—0.15%
Talecris Biotherapeutics Holdings Corp.(a)	9,310	228,095

		228,095
BUILDING MATERIALS—0.68%
Armstrong World Industries Inc.	2,737	111,150

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

Lennox International Inc.	7,787	382,653
Martin Marietta Materials Inc.	6,876	574,146

		1,067,949
CHEMICALS—4.68%
Albemarle Corp.	13,852	777,928
CF Industries Holdings Inc.	10,764	1,453,571
FMC Corp.	11,017	837,953
International Flavors & Fragrances Inc.	11,908	679,351
Lubrizol Corp.	10,342	1,111,351
Rockwood Holdings Inc.(a)	7,890	320,255
RPM International Inc.	19,509	457,096
Sherwin-Williams Co. (The)	13,764	1,166,224
Valspar Corp. (The)	13,857	517,836

		7,321,565
COAL—1.21%
Arch Coal Inc.	24,627	843,475
Walter Energy Inc.	8,018	1,044,505

		1,887,980
COMMERCIAL SERVICES—4.08%
Alliance Data Systems Corp.(a)(b)	7,979	564,435
Apollo Group Inc. Class A(a)	19,963	823,873
Equifax Inc.	19,143	683,788
ITT Educational Services Inc.(a)	4,837	318,468
Lender Processing Services Inc.	14,107	447,756
Manpower Inc.	12,407	801,120
Moody’s Corp.	30,909	907,797
Robert Half International Inc.	22,362	701,272
SAIC Inc.(a)	56,329	933,372
Weight Watchers International Inc.	5,253	203,816

		6,385,697
COMPUTERS—3.06%
Brocade Communications Systems Inc.(a)	68,720	387,581
SanDisk Corp.(a)	35,322	1,602,559
Seagate Technology PLC(a)	71,474	1,000,636
Synopsys Inc.(a)	22,681	615,335
Western Digital Corp.(a)	34,632	1,178,181

		4,784,292
DIVERSIFIED FINANCIAL SERVICES—4.16%
Affiliated Managers Group Inc.(a)	7,743	788,470
CIT Group Inc.(a)	26,857	1,280,810
Discover Financial Services	82,380	1,696,204
Federated Investors Inc. Class B(b)	15,589	422,150
NASDAQ OMX Group Inc. (The)(a)	24,157	591,363
Raymond James Financial Inc.	14,990	542,938
TD Ameritrade Holding Corp.	35,130	717,355
Waddell & Reed Financial Inc. Class A	13,046	471,222

		6,510,512
ELECTRIC—1.26%
AES Corp. (The)(a)	120,489	1,494,064

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

DPL Inc.	18,161	475,455

		1,969,519
ELECTRICAL COMPONENTS & EQUIPMENT—0.80%
Energizer Holdings Inc.(a)	10,521	765,298
Hubbell Inc. Class B	7,998	489,797

		1,255,095
ELECTRONICS—0.64%
Garmin Ltd.(b)	17,479	538,877
PerkinElmer Inc.	17,870	457,115

		995,992
ENGINEERING & CONSTRUCTION—3.72%
AECOM Technology Corp.(a)	15,362	449,646
Fluor Corp.	27,107	1,875,533
Jacobs Engineering Group Inc.(a)	19,049	978,547
KBR Inc.	23,681	760,160
McDermott International Inc.(a)	34,984	726,968
Shaw Group Inc. (The)(a)	12,564	474,542
URS Corp.(a)	12,663	562,870

		5,828,266
ENTERTAINMENT—0.72%
International Game Technology	44,983	772,358
Penn National Gaming Inc.(a)	10,069	359,766

		1,132,124
ENVIRONMENTAL CONTROL—0.38%
Nalco Holding Co.	19,541	595,219

		595,219
FOOD—1.74%
Flowers Foods Inc.	13,903	350,773
Hershey Co. (The)	23,523	1,098,289
Hormel Foods Corp.	10,941	540,485
McCormick & Co. Inc. NVS	16,762	740,880

		2,730,427
FOREST PRODUCTS & PAPER—1.59%
MeadWestvaco Corp.	25,882	741,002
Plum Creek Timber Co. Inc.(b)	24,670	1,032,933
Rayonier Inc.	12,038	712,770

		2,486,705
HAND & MACHINE TOOLS—0.92%
Kennametal Inc.	12,424	504,414
Lincoln Electric Holdings Inc.	6,500	440,180
Snap-on Inc.	8,819	499,420

		1,444,014
HEALTH CARE - PRODUCTS—3.02%
Beckman Coulter Inc.	10,510	756,825
CareFusion Corp.(a)	33,527	862,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

Hologic Inc.(a)	39,169	780,246
Patterson Companies Inc.	15,495	512,265
Zimmer Holdings Inc.(a)	30,717	1,817,218

		4,729,204
HEALTH CARE - SERVICES—1.73%
Community Health Systems Inc.(a)	14,385	505,201
Lincare Holdings Inc.	14,998	405,696
Quest Diagnostics Inc.	21,531	1,226,191
Universal Health Services Inc. Class B	13,603	572,686

		2,709,774
HOME BUILDERS—0.67%
NVR Inc.(a)	855	654,075
Pulte Group Inc.(a)	50,624	399,423

		1,053,498
HOME FURNISHINGS—0.29%
Harman International Industries Inc.(a)	10,517	455,596

		455,596
HOUSEHOLD PRODUCTS & WARES—2.25%
Clorox Co. (The)	20,968	1,318,677
Fortune Brands Inc.	23,022	1,419,997
Scotts Miracle-Gro Co. (The) Class A	6,810	351,873
Tupperware Brands Corp.	9,496	434,442

		3,524,989
INSURANCE—1.69%
Alleghany Corp.(a)	1,093	337,496
Arthur J. Gallagher & Co.	15,954	473,515
Brown & Brown Inc.	17,432	431,616
Erie Indemnity Co. Class A	4,296	285,340
Markel Corp.(a)	1,486	598,115
Old Republic International Corp.	36,481	446,163
Wesco Financial Corp.	210	78,916

		2,651,161
INTERNET—0.23%
IAC/InterActiveCorp(a)	12,674	358,547

		358,547
IRON & STEEL—1.50%
Cliffs Natural Resources Inc.	20,516	1,753,297
Steel Dynamics Inc.	32,614	593,575

		2,346,872
LEISURE TIME—1.48%
Harley-Davidson Inc.	35,267	1,398,336
Royal Caribbean Cruises Ltd.(a)	20,364	914,344

		2,312,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

LODGING—0.46%
MGM Resorts International(a)	48,199	714,791

		714,791
MACHINERY—2.13%
AGCO Corp.(a)	14,030	711,321
Babcock & Wilcox Co. (The)(a)	17,489	511,553
Flowserve Corp.	8,457	1,057,040
Gardner Denver Inc.	7,842	565,722
IDEX Corp.	12,231	485,082

		3,330,718
MANUFACTURING—5.83%
AptarGroup Inc.	9,535	458,252
Cooper Industries PLC	25,273	1,548,224
Dover Corp.	28,172	1,805,825
ITT Corp.	27,763	1,635,796
Leggett & Platt Inc.	22,196	500,076
Pall Corp.	17,514	970,451
Pentair Inc.	14,903	539,042
SPX Corp.	7,556	592,239
Textron Inc.	40,942	1,076,365

		9,126,270
MEDIA—1.41%
John Wiley & Sons Inc. Class A	7,646	351,334
Liberty Global Inc. Series A(a)	17,089	693,130
Liberty Global Inc. Series C(a)(b)	17,401	665,936
Liberty Media Corp.- Liberty Starz Group Series A(a)	7,414	494,291

		2,204,691
METAL FABRICATE & HARDWARE—0.35%
Timken Co. (The)	11,705	550,369

		550,369
MINING—0.29%
Compass Minerals International Inc.	4,960	455,675

		455,675
OIL & GAS—4.40%
Cabot Oil & Gas Corp.	15,752	655,756
Continental Resources Inc.(a)	4,758	305,511
Diamond Offshore Drilling Inc.	9,922	711,507
Helmerich & Payne Inc.	14,656	860,747
Nabors Industries Ltd.(a)	43,112	1,051,933
Plains Exploration & Production Co.(a)	21,100	746,940
Rowan Companies Inc.(a)	19,129	655,742
Sunoco Inc.	18,274	775,731
Whiting Petroleum Corp.(a)	8,868	1,119,851

		6,883,718
OIL & GAS SERVICES—0.63%
Oil States International Inc.(a)	7,595	514,637

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

Tidewater Inc.	7,811	464,677

		979,314
PACKAGING & CONTAINERS—1.43%
Ball Corp.	13,993	995,322
Packaging Corp. of America	15,517	438,355
Silgan Holdings Inc.	7,706	287,665
Smurfit-Stone Container Corp.(a)	13,794	515,206

		2,236,548
PHARMACEUTICALS—3.67%
AmerisourceBergen Corp.	42,239	1,514,690
Cephalon Inc.(a)	11,318	668,667
Endo Pharmaceuticals Holdings Inc.(a)	15,753	523,315
Mylan Inc.(a)	65,667	1,520,848
Warner Chilcott PLC Class A	17,468	419,057
Watson Pharmaceuticals Inc.(a)	20,078	1,094,653

		5,741,230
PIPELINES—0.30%
Questar Corp.	26,528	462,383

		462,383
REAL ESTATE INVESTMENT TRUSTS—9.59%
Alexandria Real Estate Equities Inc.	8,385	645,980
AvalonBay Communities Inc.	12,901	1,495,613
BRE Properties Inc.	9,668	431,676
Camden Property Trust	10,410	577,026
Essex Property Trust Inc.	4,751	551,116
Federal Realty Investment Trust	9,233	742,610
Health Care REIT Inc.	21,976	1,078,582
Host Hotels & Resorts Inc.	99,712	1,845,669
Kimco Realty Corp.	60,858	1,100,921
Macerich Co. (The)	19,583	952,909
Nationwide Health Properties Inc.(b)	20,476	768,874
Piedmont Office Realty Trust Inc. Class A	20,152	398,607
Realty Income Corp.	17,751	620,575
Regency Centers Corp.	12,396	534,392
Senior Housing Properties Trust	19,244	431,450
Taubman Centers Inc.	8,273	433,092
UDR Inc.	27,605	648,165
Ventas Inc.(b)	23,707	1,314,790
Weingarten Realty Investors	18,134	444,646

		15,016,693
RETAIL—5.39%
Abercrombie & Fitch Co. Class A	13,377	674,335
Advance Auto Parts Inc.	12,766	816,258
Aeropostale Inc.(a)	14,279	344,409
American Eagle Outfitters Inc.	29,685	429,245
AutoNation Inc.(a)(b)	6,953	199,621
Big Lots Inc.(a)	11,451	364,027
Darden Restaurants Inc.	21,136	995,717
Family Dollar Stores Inc.	18,019	765,447
Limited Brands Inc.	41,645	1,217,700
Nordstrom Inc.	25,776	1,061,456
Sears Holdings Corp.(a)(b)	7,187	541,684
Signet Jewelers Ltd.(a)	12,928	549,181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

Williams-Sonoma Inc.	14,624	470,893

		8,429,973
SAVINGS & LOANS—0.55%
People’s United Financial Inc.	56,699	731,984
TFS Financial Corp.	14,087	137,348

		869,332
SEMICONDUCTORS—5.97%
Advanced Micro Devices Inc.(a)	85,037	665,840
Analog Devices Inc.	45,097	1,751,117
Linear Technology Corp.	32,312	1,124,134
LSI Corp.(a)	93,184	576,809
Maxim Integrated Products Inc.	45,188	1,166,754
Microchip Technology Inc.	28,163	1,027,105
National Semiconductor Corp.	36,320	550,611
Novellus Systems Inc.(a)	13,931	502,491
ON Semiconductor Corp.(a)	64,396	711,576
Xilinx Inc.	39,206	1,262,433

		9,338,870
SOFTWARE—2.35%
Broadridge Financial Solutions Inc.	17,619	403,299
Dun & Bradstreet Corp. (The)	7,636	648,678
Fidelity National Information Services Inc.	37,821	1,150,893
Global Payments Inc.	12,082	570,754
Parametric Technology Corp.(a)	17,579	390,781
Total System Services Inc.	29,832	519,375

		3,683,780
TELECOMMUNICATIONS—0.97%
Amdocs Ltd.(a)	28,644	834,686
Tellabs Inc.	53,608	284,123
tw telecom inc.(a)	22,993	394,330

		1,513,139
TEXTILES—0.64%
Cintas Corp.	19,025	533,842
Mohawk Industries Inc.(a)	8,377	465,342

		999,184
TOYS, GAMES & HOBBIES—1.36%
Hasbro Inc.	19,039	839,429
Mattel Inc.	54,738	1,296,196

		2,135,625
WATER—0.31%
Aqua America Inc.	20,759	479,948

		479,948

TOTAL COMMON STOCKS
(Cost: $132,636,603)		155,782,333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2011

SHORT-TERM INVESTMENTS—3.05%

MONEY MARKET FUNDS—3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	4,029,249	4,029,249
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	574,553	574,553
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	162,186	162,186

		4,765,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,765,988)		4,765,988

TOTAL INVESTMENTS IN SECURITIES—102.59%
(Cost: $137,402,591)		160,548,321
Other Assets, Less Liabilities—(2.59)%		(4,047,588)

NET ASSETS—100.00%		$156,500,733

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.96%

AEROSPACE & DEFENSE—0.72%
BE Aerospace Inc.(a)	20,474	$792,139
TransDigm Group Inc.(a)	8,025	621,777

		1,413,916
APPAREL—1.43%
Guess? Inc.	13,682	585,316
Phillips-Van Heusen Corp.	12,991	758,285
Polo Ralph Lauren Corp.	13,677	1,465,901

		2,809,502
AUTO PARTS & EQUIPMENT—0.40%
WABCO Holdings Inc.(a)	13,628	795,875

		795,875
BEVERAGES—0.86%
Green Mountain Coffee Roasters Inc.(a)(b)	24,677	828,654
Hansen Natural Corp.(a)	15,056	852,772

		1,681,426
BIOTECHNOLOGY—3.04%
Alexion Pharmaceuticals Inc.(a)	19,075	1,598,866
Bio-Rad Laboratories Inc. Class A(a)	4,063	442,379
Illumina Inc.(a)	26,464	1,835,014
Life Technologies Corp.(a)	38,882	2,110,904

		5,987,163
BUILDING MATERIALS—0.41%
Owens Corning(a)	23,825	797,423

		797,423
CHEMICALS—1.37%
Airgas Inc.	15,190	951,957
Intrepid Potash Inc.(a)	9,072	327,862
Sigma-Aldrich Corp.	22,278	1,417,995

		2,697,814
COAL—2.61%
Alpha Natural Resources Inc.(a)	25,406	1,365,064
CONSOL Energy Inc.	48,059	2,388,532
Massey Energy Co.	21,924	1,378,143

		5,131,739
COMMERCIAL SERVICES—3.33%
Corrections Corp. of America(a)	23,524	583,630
DeVry Inc.	13,187	687,174
Gartner Inc.(a)	15,914	563,674
Iron Mountain Inc.	39,328	959,210
Morningstar Inc.	4,673	249,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

Pharmaceutical Product Development Inc.	23,449	683,304
Quanta Services Inc.(a)	44,538	1,056,887
Rollins Inc.	16,489	313,126
Sotheby’s	14,341	577,942
Verisk Analytics Inc. Class A(a)	25,713	869,871

		6,544,450
COMPUTERS—2.62%
FactSet Research Systems Inc.	9,090	916,272
IHS Inc. Class A(a)	9,987	818,534
MICROS Systems Inc.(a)	16,965	775,979
Riverbed Technology Inc.(a)	31,302	1,122,803
Teradata Corp.(a)	35,499	1,526,102

		5,159,690
COSMETICS & PERSONAL CARE—1.39%
Alberto-Culver Co.	18,655	694,899
Estee Lauder Companies Inc. (The) Class A	25,392	2,044,056

		2,738,955
DISTRIBUTION & WHOLESALE—2.06%
Fastenal Co.(b)	29,116	1,690,475
LKQ Corp.(a)	30,483	736,469
W.W. Grainger Inc.	12,407	1,631,149

		4,058,093
DIVERSIFIED FINANCIAL SERVICES—2.04%
CBOE Holdings Inc.	2,867	65,970
E*TRADE Financial Corp.(a)	42,722	707,476
Eaton Vance Corp.	25,132	761,499
IntercontinentalExchange Inc.(a)	15,673	1,888,440
Jefferies Group Inc.	23,869	596,964

		4,020,349
ELECTRIC—0.90%
Calpine Corp.(a)	74,337	1,060,789
ITC Holdings Corp.	10,676	701,413

		1,762,202
ELECTRICAL COMPONENTS & EQUIPMENT—0.70%
AMETEK Inc.	33,863	1,380,933

		1,380,933
ELECTRONICS—4.83%
Amphenol Corp. Class A	36,954	2,045,034
Dolby Laboratories Inc. Class A(a)	11,427	682,192
FLIR Systems Inc.(a)	33,667	1,045,024
Gentex Corp.	29,315	940,132
Itron Inc.(a)	8,516	494,098
Mettler-Toledo International Inc.(a)	7,137	1,064,769
National Instruments Corp.	12,910	546,222
Trimble Navigation Ltd.(a)	25,586	1,179,003
Waters Corp.(a)	19,771	1,510,307

		9,506,781

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

ENERGY - ALTERNATE SOURCES—0.24%
Covanta Holding Corp.	27,720	469,022

		469,022
ENTERTAINMENT—0.19%
DreamWorks Animation SKG Inc. Class A(a)	13,259	372,180

		372,180
ENVIRONMENTAL CONTROL—1.09%
Stericycle Inc.(a)	18,074	1,418,628
Waste Connections Inc.	24,795	718,311

		2,136,939
FOOD—0.76%
Whole Foods Market Inc.	28,706	1,484,387

		1,484,387
HEALTH CARE - PRODUCTS—5.50%
Bruker Corp.(a)	15,559	272,283
C.R. Bard Inc.	19,941	1,881,433
DENTSPLY International Inc.	30,410	1,078,947
Edwards Lifesciences Corp.(a)	23,945	2,018,324
Gen-Probe Inc.(a)	10,365	651,855
Henry Schein Inc.(a)	19,456	1,277,481
IDEXX Laboratories Inc.(a)	12,253	878,540
ResMed Inc.(a)(b)	32,232	1,014,986
Varian Medical Systems Inc.(a)	25,897	1,749,860

		10,823,709
HEALTH CARE - SERVICES—2.55%
Covance Inc.(a)(b)	13,776	776,691
DaVita Inc.(a)	21,846	1,613,327
Laboratory Corp. of America Holdings(a)	21,889	1,968,040
MEDNAX Inc.(a)	10,014	662,426

		5,020,484
HOLDING COMPANIES - DIVERSIFIED—0.68%
Leucadia National Corp.	41,148	1,338,133

		1,338,133
HOME FURNISHINGS—0.31%
Tempur-Pedic International Inc.(a)	13,976	609,913

		609,913
HOUSEHOLD PRODUCTS & WARES—0.88%
Church & Dwight Co. Inc.	14,912	1,026,095
Fossil Inc.(a)	10,047	713,839

		1,739,934
INTERNET—6.46%
Akamai Technologies Inc.(a)	38,669	1,868,486
Equinix Inc.(a)	9,638	852,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

Expedia Inc.	44,377	1,116,525
F5 Networks Inc.(a)	17,134	1,856,983
McAfee Inc.(a)	32,351	1,549,613
Netflix Inc.(a)(b)	9,608	2,056,881
Rackspace Hosting Inc.(a)	22,065	739,398
TIBCO Software Inc.(a)	35,469	779,609
VeriSign Inc.	37,077	1,247,641
WebMD Health Corp.(a)	12,407	648,638

		12,715,966
IRON & STEEL—0.66%
Allegheny Technologies Inc.	19,777	1,289,263

		1,289,263
LEISURE TIME—0.27%
WMS Industries Inc.(a)	12,501	524,417

		524,417
LODGING—1.12%
Starwood Hotels & Resorts Worldwide Inc.	37,235	2,195,748

		2,195,748
MACHINERY—3.25%
Bucyrus International Inc.	15,997	1,451,888
Joy Global Inc.	21,746	1,895,816
Nordson Corp.	6,506	600,569
Rockwell Automation Inc.	30,129	2,440,750

		6,389,023
MANUFACTURING—1.24%
Donaldson Co. Inc.	15,184	889,782
Roper Industries Inc.	19,991	1,553,101

		2,442,883
MEDIA—1.89%
Cablevision NY Group Class A	53,528	1,811,923
Liberty Media Corp. - Liberty Capital Group Series A(a)	15,523	1,019,240
Scripps Networks Interactive Inc. Class A	18,957	881,500

		3,712,663
MINING—0.44%
Royal Gold Inc.	11,239	521,490
Titanium Metals Corp.(a)	18,192	342,919

		864,409
OIL & GAS—8.57%
Atlas Energy Inc.(a)	16,638	737,063
Concho Resources Inc.(a)	19,993	1,924,326
Denbury Resources Inc.(a)	84,742	1,724,500
EQT Corp.	31,754	1,530,225
EXCO Resources Inc.	36,384	730,591
Petrohawk Energy Corp.(a)	64,053	1,284,263
Pioneer Natural Resources Co.	19,644	1,869,323
Pride International Inc.(a)	33,837	1,099,703
QEP Resources Inc.	37,268	1,514,572

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

Quicksilver Resources Inc.(a)	25,444	381,914
Range Resources Corp.	33,945	1,692,837
SM Energy Co.	13,391	832,385
Ultra Petroleum Corp.(a)	32,354	1,544,256

		16,865,958
OIL & GAS SERVICES—2.78%
Core Laboratories NV	9,508	867,700
Dresser-Rand Group Inc.(a)	17,449	801,433
Dril-Quip Inc.(a)	6,555	505,522
FMC Technologies Inc.(a)	25,553	2,401,982
Oceaneering International Inc.(a)	11,528	890,307

		5,466,944
PHARMACEUTICALS—2.73%
BioMarin Pharmaceutical Inc.(a)	21,641	550,114
Herbalife Ltd.	12,603	823,354
Hospira Inc.(a)	35,544	1,963,095
Perrigo Co.	17,993	1,308,811
United Therapeutics Corp.(a)	10,588	719,772

		5,365,146
REAL ESTATE—1.11%
CB Richard Ellis Group Inc. Class A(a)	62,611	1,389,338
Jones Lang LaSalle Inc.	8,951	793,417

		2,182,755
REAL ESTATE INVESTMENT TRUSTS—0.53%
Digital Realty Trust Inc.(b)	19,263	1,047,907

		1,047,907
RETAIL—7.47%
CarMax Inc.(a)	47,452	1,549,308
Chipotle Mexican Grill Inc.(a)	6,624	1,450,126
Copart Inc.(a)	15,838	621,642
Dick’s Sporting Goods Inc.(a)	19,318	697,187
Dollar General Corp.(a)	7,262	201,956
Dollar Tree Inc.(a)	27,091	1,370,263
MSC Industrial Direct Co. Inc. Class A	9,544	567,200
O’Reilly Automotive Inc.(a)	29,116	1,654,662
Panera Bread Co. Class A(a)	6,329	604,799
PetSmart Inc.	25,185	1,013,444
Ross Stores Inc.	25,648	1,672,250
Tiffany & Co.	26,911	1,564,336
Tractor Supply Co.	15,435	791,970
Urban Outfitters Inc.(a)	27,790	939,858

		14,699,001
SEMICONDUCTORS—6.60%
Altera Corp.	66,554	2,500,434
Atmel Corp.(a)	98,098	1,328,247
Cree Inc.(a)	22,887	1,155,565
Lam Research Corp.(a)	26,163	1,305,272
MEMC Electronic Materials Inc.(a)	48,412	536,889
NVIDIA Corp.(a)	121,159	2,898,123
Rovi Corp.(a)	21,964	1,356,497
Skyworks Solutions Inc.(a)	38,037	1,208,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

Varian Semiconductor Equipment Associates Inc.(a)	15,832	703,732

		12,993,194
SOFTWARE—9.56%
Allscripts Healthcare Solutions Inc.(a)	39,689	837,835
ANSYS Inc.(a)	19,237	1,008,980
Autodesk Inc.(a)	48,816	1,985,835
BMC Software Inc.(a)	38,371	1,830,297
Cerner Corp.(a)	14,767	1,459,718
Concur Technologies Inc.(a)	9,595	489,633
Electronic Arts Inc.(a)	69,551	1,084,300
Fiserv Inc.(a)	31,962	1,974,293
Informatica Corp.(a)	19,555	907,352
MSCI Inc. Class A(a)	25,313	866,464
Nuance Communications Inc.(a)	51,424	1,045,450
Red Hat Inc.(a)	40,031	1,654,081
SEI Investments Co.	33,188	768,302
Solera Holdings Inc.	14,746	771,658
VeriFone Systems Inc.(a)	18,196	726,748
VMware Inc. Class A(a)	16,368	1,399,791

		18,810,737
TELECOMMUNICATIONS—2.24%
JDS Uniphase Corp.(a)	46,408	787,544
MetroPCS Communications Inc.(a)	53,236	688,341
NII Holdings Inc.(a)	35,281	1,481,096
Polycom Inc.(a)	18,143	795,571
Telephone and Data Systems Inc.	10,683	381,917
Telephone and Data Systems Inc. Special	9,112	280,832

		4,415,301
TRANSPORTATION—2.13%
Expeditors International of Washington Inc.	45,382	2,299,506
J.B. Hunt Transport Services Inc.	19,673	806,593
Kansas City Southern Industries Inc.(a)	21,661	1,082,617

		4,188,716

TOTAL COMMON STOCKS
(Cost: $168,872,262)		196,651,043

SHORT-TERM INVESTMENTS—2.75%

MONEY MARKET FUNDS—2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	4,630,963	4,630,963
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	660,355	660,355

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	116,882	116,882

		5,408,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,408,200)		5,408,200

TOTAL INVESTMENTS IN SECURITIES—102.71%
(Cost: $174,280,462)		202,059,243
Other Assets, Less Liabilities—(2.71)%		(5,324,972)

NET ASSETS—100.00%		$196,734,271

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.06%
Clear Channel Outdoor Holdings Inc. Class A(a)	5,205	$72,297

		72,297
AEROSPACE & DEFENSE—1.28%
Alliant Techsystems Inc.(a)	3,999	302,964
L-3 Communications Holdings Inc.	14,605	1,142,841

		1,445,805
AGRICULTURE—1.12%
Bunge Ltd.	18,517	1,260,452

		1,260,452
AIRLINES—1.18%
AMR Corp.(a)	42,659	300,746
United Continental Holdings Inc.(a)	40,285	1,023,239

		1,323,985
APPAREL—0.25%
Hanesbrands Inc.(a)	12,039	277,138

		277,138
AUTO MANUFACTURERS—0.39%
Oshkosh Corp.(a)	11,534	437,254

		437,254
AUTO PARTS & EQUIPMENT—0.69%
TRW Automotive Holdings Corp.(a)	12,942	772,120

		772,120
BANKS—6.04%
Comerica Inc.	22,508	859,806
Commerce Bancshares Inc.	9,889	406,734
First Horizon National Corp.(a)	33,282	377,085
Huntington Bancshares Inc.	110,087	797,030
KeyCorp	112,142	998,064
M&T Bank Corp.	14,266	1,233,581
Marshall & Ilsley Corp.	66,900	467,631
Regions Financial Corp.	160,580	1,140,118
Zions Bancorporation	22,110	521,354

		6,801,403
BEVERAGES—2.19%
Coca-Cola Enterprises Inc.	41,807	1,051,864
Constellation Brands Inc. Class A(a)	23,873	458,839
Molson Coors Brewing Co. Class B NVS	20,378	955,117

		2,465,820

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

BIOTECHNOLOGY—0.51%
Human Genome Sciences Inc.(a)	23,889	579,547

		579,547
BUILDING MATERIALS—0.54%
Masco Corp.	45,849	610,709

		610,709
CHEMICALS—2.31%
Ashland Inc.	9,045	525,153
Celanese Corp. Series A	19,979	828,929
Eastman Chemical Co.	8,744	811,968
Huntsman Corp.	24,495	426,458
Valhi Inc.	729	15,046

		2,607,554
COMMERCIAL SERVICES—1.16%
H&R Block Inc.	39,352	492,687
Hertz Global Holdings Inc.(a)	23,628	347,568
R.R. Donnelley & Sons Co.	26,136	463,130

		1,303,385
COMPUTERS—1.24%
Computer Sciences Corp.	19,608	1,044,910
Lexmark International Inc. Class A(a)	10,062	350,560

		1,395,470
DISTRIBUTION & WHOLESALE—1.28%
Genuine Parts Co.	20,351	1,053,164
Ingram Micro Inc. Class A(a)	19,949	393,793

		1,446,957
DIVERSIFIED FINANCIAL SERVICES—2.27%
Legg Mason Inc.	18,345	607,770
NYSE Euronext Inc.	33,118	1,053,484
SLM Corp.(a)	61,950	892,699

		2,553,953
ELECTRIC—11.34%
Allegheny Energy Inc.	21,616	557,260
Alliant Energy Corp.	14,066	522,693
Ameren Corp.	30,317	860,093
CenterPoint Energy Inc.	50,391	813,815
CMS Energy Corp.	29,292	571,194
Constellation Energy Group Inc.	22,972	740,847
DTE Energy Co.	21,541	996,487
Great Plains Energy Inc.	17,350	341,448
Integrys Energy Group Inc.	9,761	464,526
MDU Resources Group Inc.	22,140	470,032
Northeast Utilities	22,335	735,268
NRG Energy Inc.(a)	32,711	678,753
NSTAR	13,211	573,093
NV Energy Inc.	29,784	427,996
OGE Energy Corp.	12,441	570,918
Pepco Holdings Inc.	28,409	527,555

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

Pinnacle West Capital Corp.	13,832	563,101
SCANA Corp.	14,600	617,142
TECO Energy Inc.	25,717	473,450
Westar Energy Inc.	14,176	361,488
Wisconsin Energy Corp.	14,970	902,541

		12,769,700
ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Molex Inc.	8,268	216,208
Molex Inc. Class A NVS	9,164	199,409

		415,617
ELECTRONICS—1.67%
Arrow Electronics Inc.(a)	15,025	567,945
Avnet Inc.(a)	19,311	687,858
AVX Corp.	6,593	103,378
Jabil Circuit Inc.	25,588	517,133

		1,876,314
FOOD—5.17%
Corn Products International Inc.	9,593	442,525
Del Monte Foods Co.	24,713	468,559
J.M. Smucker Co. (The)	15,281	949,867
Ralcorp Holdings Inc.(a)	6,979	427,115
Safeway Inc.	47,674	986,375
Sara Lee Corp.	77,291	1,311,628
Smithfield Foods Inc.(a)	19,707	392,366
SUPERVALU Inc.	27,276	198,842
Tyson Foods Inc. Class A	39,225	645,251

		5,822,528
FOREST PRODUCTS & PAPER—1.82%
Domtar Corp.	5,343	469,810
Weyerhaeuser Co.	68,137	1,579,416

		2,049,226
GAS—2.98%
AGL Resources Inc.	10,011	367,404
Atmos Energy Corp.	11,565	377,019
Energen Corp.	9,222	515,510
National Fuel Gas Co.	8,907	608,704
NiSource Inc.	35,341	658,049
Southern Union Co.	14,912	398,449
UGI Corp.	13,878	435,075

		3,360,210
HAND & MACHINE TOOLS—1.37%
Stanley Black & Decker Inc.	21,171	1,538,708

		1,538,708
HEALTH CARE - PRODUCTS—1.90%
Alere Inc.(a)	10,706	419,354
Boston Scientific Corp.(a)	192,676	1,344,879
Kinetic Concepts Inc.(a)	8,042	370,977

		2,135,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

HEALTH CARE - SERVICES—1.94%
Coventry Health Care Inc.(a)	18,897	566,343
Health Net Inc.(a)	12,496	356,511
Humana Inc.(a)	21,758	1,261,311

		2,184,165
HOME BUILDERS—1.04%
D.R. Horton Inc.	35,369	438,222
Lennar Corp. Class A	19,708	381,547
Toll Brothers Inc.(a)	17,308	350,314

		1,170,083
HOME FURNISHINGS—0.74%
Whirlpool Corp.	9,696	829,008

		829,008
HOUSEHOLD PRODUCTS & WARES—0.85%
Avery Dennison Corp.	13,241	557,314
Jarden Corp.	11,740	397,986

		955,300
HOUSEWARES—0.63%
Newell Rubbermaid Inc.	37,064	713,482

		713,482
INSURANCE—15.15%
American Financial Group Inc.	10,073	327,675
American International Group Inc.(a)(b)	15,976	644,631
Arch Capital Group Ltd.(a)(b)	6,335	559,064
Assurant Inc.	13,590	533,136
Assured Guaranty Ltd.	21,469	310,442
Axis Capital Holdings Ltd.	15,322	545,157
CIGNA Corp.	35,089	1,474,440
Cincinnati Financial Corp.	19,394	621,384
CNA Financial Corp.(a)	3,777	101,488
Everest Re Group Ltd.	6,760	569,733
Fidelity National Financial Inc. Class A	29,069	390,978
Genworth Financial Inc. Class A(a)	62,521	848,410
Hartford Financial Services Group Inc. (The)	56,740	1,576,237
HCC Insurance Holdings Inc.	14,652	443,662
Lincoln National Corp.	40,180	1,158,791
Mercury General Corp.	3,377	143,353
PartnerRe Ltd.	9,063	742,078
Principal Financial Group Inc.	38,379	1,257,680
Reinsurance Group of America Inc.	9,279	534,099
RenaissanceRe Holdings Ltd.	6,993	458,881
Torchmark Corp.	10,306	642,064
Transatlantic Holdings Inc.	8,195	421,633
Unum Group	41,788	1,042,193
W.R. Berkley Corp.	16,538	467,198
White Mountains Insurance Group Ltd.	890	302,600
XL Group PLC	41,224	944,854

		17,061,861

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

INTERNET—1.01%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	72,032	1,140,987

		1,140,987
IRON & STEEL—1.38%
Reliance Steel & Aluminum Co.	9,459	494,611
United States Steel Corp.	18,295	1,055,073

		1,549,684
LODGING—0.57%
Wyndham Worldwide Corp.	22,776	640,689

		640,689
MACHINERY—0.40%
Terex Corp.(a)	13,762	446,302

		446,302
MEDIA—1.17%
DISH Network Corp. Class A(a)	26,533	560,112
Gannett Co. Inc.	30,122	443,998
Washington Post Co. (The) Class B	738	316,122

		1,320,232
MINING—0.56%
Vulcan Materials Co.	14,722	626,568

		626,568
OFFICE & BUSINESS EQUIPMENT—0.57%
Pitney Bowes Inc.	26,482	642,983

		642,983
OIL & GAS—4.62%
Cimarex Energy Co.	10,728	1,117,107
Forest Oil Corp.(a)	14,333	556,120
Newfield Exploration Co.(a)	17,061	1,248,353
Patterson-UTI Energy Inc.	19,706	459,938
Valero Energy Corp.	71,892	1,823,181

		5,204,699
PACKAGING & CONTAINERS—2.62%
Bemis Co. Inc.	13,770	448,213
Crown Holdings Inc.(a)	20,719	691,186
Greif Inc. Class A	3,159	199,175
Owens-Illinois Inc.(a)	21,032	620,234
Sealed Air Corp.	20,163	538,150
Sonoco Products Co.	12,672	450,490

		2,947,448
PHARMACEUTICALS—1.40%
Forest Laboratories Inc.(a)	36,831	1,188,168
Omnicare Inc.	15,042	389,889

		1,578,057

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

PIPELINES—1.93%
El Paso Corp.	90,160	1,431,741
ONEOK Inc.	12,556	739,423

		2,171,164
REAL ESTATE INVESTMENT TRUSTS—4.87%
AMB Property Corp.	21,451	719,681
Apartment Investment and Management Co. Class A	14,879	380,307
Chimera Investment Corp.	128,594	540,095
Developers Diversified Realty Corp.	24,894	338,558
Duke Realty Corp.	32,106	439,852
Hospitality Properties Trust	15,826	393,593
Liberty Property Trust	14,438	502,009
Mack-Cali Realty Corp.	10,161	355,838
ProLogis	72,770	1,085,729
SL Green Realty Corp.	9,944	723,526

		5,479,188
RETAIL—2.43%
GameStop Corp. Class A(a)(b)	19,475	410,338
J.C. Penney Co. Inc.	26,453	848,348
Macy’s Inc.	53,568	1,240,099
RadioShack Corp.	16,063	243,355

		2,742,140
SAVINGS & LOANS—1.84%
First Niagara Financial Group Inc.	26,536	368,320
Hudson City Bancorp Inc.	62,222	683,198
New York Community Bancorp Inc.	55,692	1,020,277

		2,071,795
SEMICONDUCTORS—2.03%
KLA-Tencor Corp.	21,471	946,442
Micron Technology Inc.(a)	127,075	1,339,370

		2,285,812
TELECOMMUNICATIONS—2.51%
Frontier Communications Corp.	127,544	1,169,579
Harris Corp.	16,471	766,560
United States Cellular Corp.(a)	1,999	97,431
Windstream Corp.	61,843	792,209

		2,825,779
WATER—0.50%
American Water Works Co. Inc.	22,279	568,114

		568,114

TOTAL COMMON STOCKS
(Cost: $108,098,959)		112,476,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2011

SHORT-TERM INVESTMENTS—1.45%

MONEY MARKET FUNDS—1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,356,999	1,356,999
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	193,502	193,502
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	86,786	86,786

		1,637,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,637,287)		1,637,287

TOTAL INVESTMENTS IN SECURITIES—101.34%
(Cost: $109,736,246)		114,114,189
Other Assets, Less Liabilities—(1.34)%		(1,508,683)

NET ASSETS—100.00%		$112,605,506

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—1.80%
AAR Corp.(a)	19,347	$518,306
Esterline Technologies Corp.(a)	14,571	1,037,164
Moog Inc. Class A(a)	20,119	857,874
Teledyne Technologies Inc.(a)	17,605	832,893

		3,246,237
AIRLINES—0.20%
Allegiant Travel Co.	7,714	359,010

		359,010
APPAREL—2.01%
Carter’s Inc.(a)	29,155	807,593
Columbia Sportswear Co.(b)	7,224	440,519
Iconix Brand Group Inc.(a)	35,487	704,417
SKECHERS U.S.A. Inc. Class A(a)	17,528	360,551
Timberland Co. Class A(a)	20,398	545,239
Wolverine World Wide Inc.	23,947	762,712

		3,621,031
AUTO PARTS & EQUIPMENT—0.67%
Tenneco Inc.(a)	29,130	1,203,943

		1,203,943
BANKS—5.61%
First Citizens BancShares Inc. Class A	2,669	536,923
First Financial Bancorp	28,349	479,098
First Financial Bankshares Inc.	10,158	500,992
First Midwest Bancorp Inc.	36,287	424,195
Glacier Bancorp Inc.	34,585	487,994
Hancock Holding Co.	15,522	509,122
IBERIABANK Corp.	13,125	744,450
International Bancshares Corp.	28,605	542,637
MB Financial Inc.	25,733	505,911
Park National Corp.	6,063	394,823
PrivateBancorp Inc.	30,091	462,499
Prosperity Bancshares Inc.	22,605	914,372
SVB Financial Group(a)	20,302	1,065,246
UMB Financial Corp.	16,020	651,213
Umpqua Holdings Corp.	55,604	609,976
Westamerica Bancorporation	14,242	712,100
Wintrust Financial Corp.	16,731	550,617

		10,092,168
BIOTECHNOLOGY—1.15%
Charles River Laboratories International Inc.(a)	32,436	1,243,920
Martek Biosciences Corp.(a)	16,285	511,512
Savient Pharmaceuticals Inc.(a)	33,081	305,338

		2,060,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

BUILDING MATERIALS—0.65%
Eagle Materials Inc.	21,676	628,604
USG Corp.(a)	33,051	536,087

		1,164,691
CHEMICALS—2.45%
Kraton Performance Polymers Inc.(a)	15,287	479,859
Kronos Worldwide Inc.	4,727	207,184
Minerals Technologies Inc.	9,200	579,784
NewMarket Corp.	5,077	644,068
OM Group Inc.(a)	15,081	545,631
PolyOne Corp.(a)	42,175	554,601
Solutia Inc.(a)	59,594	1,395,692

		4,406,819
COAL—0.55%
Patriot Coal Corp.(a)	37,768	988,389

		988,389
COMMERCIAL SERVICES—4.85%
Aaron’s Inc.	35,923	689,362
ABM Industries Inc.	21,139	543,272
Avis Budget Group Inc.(a)	50,024	692,332
Bridgepoint Education Inc.(a)(b)	9,391	171,480
Chemed Corp.	11,208	697,474
Corporate Executive Board Co. (The)	16,732	650,206
Dollar Thrifty Automotive Group Inc.(a)	13,079	634,593
Euronet Worldwide Inc.(a)	23,373	427,492
Hillenbrand Inc.	30,374	656,382
KAR Auction Services Inc.(a)	11,681	173,346
Korn/Ferry International(a)	22,796	533,427
RSC Holdings Inc.(a)	23,615	282,435
Service Corp. International	121,122	1,050,128
Team Health Holdings Inc.(a)	9,783	151,245
Towers Watson & Co. Class A	25,266	1,377,755

		8,730,929
COMPUTERS—1.38%
CACI International Inc. Class A(a)	14,724	817,035
Mentor Graphics Corp.(a)	53,659	683,347
SRA International Inc. Class A(a)	21,687	578,609
Sykes Enterprises Inc.(a)	20,667	402,593

		2,481,584
DISTRIBUTION & WHOLESALE—2.56%
Owens & Minor Inc.	30,661	905,419
Pool Corp.	24,247	591,142
ScanSource Inc.(a)	13,081	473,663
United Stationers Inc.(a)	11,471	714,414
Watsco Inc.	12,146	761,797
WESCO International Inc.(a)	20,672	1,158,666

		4,605,101
DIVERSIFIED FINANCIAL SERVICES—1.70%
Cohen & Steers Inc.	9,972	282,307
GAMCO Investors Inc. Class A	1,776	78,997

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

Interactive Brokers Group Inc. Class A	18,207	294,407
Janus Capital Group Inc.	90,132	1,163,604
Knight Capital Group Inc. Class A(a)	46,388	642,938
MF Global Holdings Ltd.(a)	72,544	600,664

		3,062,917
ELECTRIC—0.24%
Empire District Electric Co. (The)	20,282	436,469

		436,469
ELECTRICAL COMPONENTS & EQUIPMENT—1.68%
Generac Holdings Inc.(a)	13,567	202,148
General Cable Corp.(a)	25,488	943,311
GrafTech International Ltd.(a)	59,360	1,246,560
SunPower Corp. Class A(a)(b)	27,158	365,004
SunPower Corp. Class B(a)	20,597	271,880

		3,028,903
ELECTRONICS—2.98%
Checkpoint Systems Inc.(a)	19,347	399,902
Cubic Corp.	7,825	381,469
Cymer Inc.(a)	13,735	667,384
Plexus Corp.(a)	19,266	520,953
Sanmina-SCI Corp.(a)	38,521	578,971
Thomas & Betts Corp.(a)	25,840	1,327,917
Watts Water Technologies Inc. Class A	14,537	522,896
Woodward Governor Co.	28,536	962,376

		5,361,868
ENGINEERING & CONSTRUCTION—0.55%
EMCOR Group Inc.(a)	32,543	985,402

		985,402
ENTERTAINMENT—0.73%
Regal Entertainment Group Class A	38,350	466,336
Vail Resorts Inc.(a)	17,776	854,137

		1,320,473
ENVIRONMENTAL CONTROL—0.27%
Mine Safety Appliances Co.	15,507	483,508

		483,508
FOOD—1.87%
Hain Celestial Group Inc.(a)	20,949	557,872
J&J Snack Foods Corp.	6,779	287,904
Ruddick Corp.	20,704	697,725
Seaboard Corp.	177	354,354
Snyders-Lance Inc.	20,577	426,767
TreeHouse Foods Inc.(a)	17,078	817,182
Weis Markets Inc.	5,491	217,059

		3,358,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

FOREST PRODUCTS & PAPER—0.40%
Potlatch Corp.(b)	19,611	728,549

		728,549
HAND & MACHINE TOOLS—0.70%
Regal Beloit Corp.	18,924	1,262,988

		1,262,988
HEALTH CARE - PRODUCTS—2.15%
Cooper Companies Inc. (The)	22,408	1,284,875
Hill-Rom Holdings Inc.	30,707	1,242,712
Invacare Corp.	15,125	418,055
Steris Corp.	26,496	922,591

		3,868,233
HEALTH CARE - SERVICES—3.51%
Amedisys Inc.(a)	13,995	477,090
AMERIGROUP Corp.(a)	25,372	1,328,732
Centene Corp.(a)	25,280	700,762
Gentiva Health Services Inc.(a)	14,563	335,240
Health Management Associates Inc. Class A(a)	122,845	1,117,889
Magellan Health Services Inc.(a)	16,362	792,084
Tenet Healthcare Corp.(a)	234,230	1,557,629

		6,309,426
HOME BUILDERS—0.36%
Thor Industries Inc.	17,220	639,895

		639,895
HOUSEWARES—0.69%
National Presto Industries Inc.	2,365	302,767
Toro Co. (The)	15,366	934,560

		1,237,327
INSURANCE—3.32%
CNA Surety Corp.(a)	7,791	187,218
Endurance Specialty Holdings Ltd.(b)	22,814	1,060,623
First American Financial Corp.	48,536	752,793
Greenlight Capital Re Ltd. Class A(a)	14,626	413,477
Hanover Insurance Group Inc. (The)	22,008	1,040,978
MGIC Investment Corp.(a)	98,366	825,291
Navigators Group Inc. (The)(a)	5,738	280,818
ProAssurance Corp.(a)	15,610	915,839
Tower Group Inc.	19,080	496,843

		5,973,880
INTERNET—0.34%
j2 Global Communications Inc.(a)	22,371	617,440

		617,440
IRON & STEEL—0.38%
Schnitzer Steel Industries Inc. Class A	11,147	687,770

		687,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

LEISURE TIME—0.85%
Interval Leisure Group Inc.(a)	19,407	304,108
Polaris Industries Inc.	15,936	1,225,797

		1,529,905
LODGING—1.23%
Ameristar Casinos Inc.	11,743	180,372
Choice Hotels International Inc.	15,945	604,794
Gaylord Entertainment Co.(a)(b)	17,228	574,382
Hyatt Hotels Corp. Class A(a)	17,728	861,403

		2,220,951
MACHINERY—3.06%
Applied Industrial Technologies Inc.	19,032	602,553
Briggs & Stratton Corp.	24,503	489,325
Graco Inc.	29,471	1,251,928
Manitowoc Co. Inc. (The)	64,441	865,443
NACCO Industries Inc. Class A	2,694	270,073
Robbins & Myers Inc.	18,437	765,689
Sauer-Danfoss Inc.(a)	5,365	153,707
Zebra Technologies Corp. Class A(a)	28,331	1,102,076

		5,500,794
MANUFACTURING—5.75%
Actuant Corp. Class A	33,288	923,076
Acuity Brands Inc.	21,144	1,167,149
Barnes Group Inc.	21,519	426,507
Brink’s Co. (The)	23,032	621,864
Carlisle Companies Inc.	29,946	1,129,264
CLARCOR Inc.	24,729	1,067,798
ESCO Technologies Inc.	12,948	469,753
Harsco Corp.	39,402	1,271,502
Lancaster Colony Corp.	10,002	555,811
Matthews International Corp. Class A	14,619	518,097
Teleflex Inc.	19,468	1,115,906
Trinity Industries Inc.	39,031	1,088,575

		10,355,302
MEDIA—0.27%
Scholastic Corp.	10,857	322,779
World Wrestling Entertainment Inc.	13,249	159,650

		482,429
MINING—1.27%
AMCOL International Corp.	12,877	385,280
Hecla Mining Co.(a)	125,664	1,130,976
Kaiser Aluminum Corp.	7,199	343,464
RTI International Metals Inc.(a)	14,703	424,770

		2,284,490
OFFICE FURNISHINGS—0.49%
Interface Inc. Class A	27,626	448,922
Steelcase Inc. Class A	41,804	427,237

		876,159

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

OIL & GAS—5.35%
ATP Oil & Gas Corp.(a)(b)	21,395	362,859
Berry Petroleum Co. Class A	23,339	1,089,231
Bill Barrett Corp.(a)	20,227	828,902
Carrizo Oil & Gas Inc.(a)	15,160	513,166
Contango Oil & Gas Co.(a)	6,521	378,218
CVR Energy Inc.(a)	31,658	548,317
Frontier Oil Corp.(a)	50,805	1,056,744
Holly Corp.	21,842	1,071,787
Rosetta Resources Inc.(a)	25,694	1,026,475
SandRidge Energy Inc.(a)	183,584	1,365,865
Unit Corp.(a)	23,141	1,184,819
Venoco Inc.(a)	10,089	210,457

		9,636,840
OIL & GAS SERVICES—2.01%
Exterran Holdings Inc.(a)	30,649	760,402
Global Industries Ltd.(a)	51,024	408,957
Key Energy Services Inc.(a)	69,409	923,834
SEACOR Holdings Inc.	10,413	1,100,550
Tetra Technologies Inc.(a)	36,878	418,565

		3,612,308
PHARMACEUTICALS—1.48%
Impax Laboratories Inc.(a)	30,671	712,181
Medicis Pharmaceutical Corp. Class A	28,643	728,391
Par Pharmaceutical Companies Inc.(a)	16,952	605,525
ViroPharma Inc.(a)	37,994	623,102

		2,669,199
REAL ESTATE INVESTMENT TRUSTS—7.51%
Acadia Realty Trust	19,661	363,335
American Campus Communities Inc.	32,765	1,059,620
Corporate Office Properties Trust	31,925	1,166,859
Cousins Properties Inc.	44,383	378,143
DiamondRock Hospitality Co.(a)(b)	75,858	920,158
EastGroup Properties Inc.	13,225	576,478
Equity One Inc.	27,114	505,676
Franklin Street Properties Corp.	35,354	529,956
Healthcare Realty Trust Inc.	31,624	664,104
Hersha Hospitality Trust	73,725	485,848
Home Properties Inc.	18,401	1,024,568
Medical Properties Trust Inc.	54,593	599,431
Mid-America Apartment Communities Inc.	16,677	1,063,159
National Health Investors Inc.(b)	11,504	526,078
Omega Healthcare Investors Inc.(b)	48,332	1,076,837
Post Properties Inc.	23,781	880,610
PS Business Parks Inc.(b)	9,338	543,565
Saul Centers Inc.	3,783	179,125
Washington Real Estate Investment Trust	31,457	965,101

		13,508,651
RETAIL—8.21%
AnnTaylor Stores Corp.(a)	28,678	634,357
Ascena Retail Group Inc.(a)	34,005	921,875
BJ’s Wholesale Club Inc.(a)	26,338	1,157,292
Buckle Inc. (The)(b)	13,163	470,577
Casey’s General Stores Inc.	18,576	789,294

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

Cash America International Inc.	14,499	583,295
CEC Entertainment Inc.(a)	10,553	389,933
Cheesecake Factory Inc. (The)(a)	28,108	829,467
Chico’s FAS Inc.	87,705	957,739
Children’s Place Retail Stores Inc. (The)(a)	13,612	570,207
Collective Brands Inc.(a)	31,377	638,836
Cracker Barrel Old Country Store Inc.	11,223	577,760
DineEquity Inc.(a)(b)	7,686	396,444
Domino’s Pizza Inc.(a)	21,440	351,616
Finish Line Inc. (The) Class A	25,174	387,428
Genesco Inc.(a)	11,642	432,267
Jack in the Box Inc.(a)	27,129	595,210
Jo-Ann Stores Inc.(a)	13,433	810,413
OfficeMax Inc.(a)	41,631	669,010
Pier 1 Imports Inc.(a)	57,507	538,841
Saks Inc.(a)(b)	58,743	688,468
Sally Beauty Holdings Inc.(a)	46,673	614,217
Wendy’s/Arby’s Group Inc. Class A	161,240	778,789

		14,783,335
SAVINGS & LOANS—1.07%
NewAlliance Bancshares Inc.	48,083	718,841
Northwest Bancshares Inc.	21,695	254,157
Washington Federal Inc.	55,098	952,644

		1,925,642
SEMICONDUCTORS—6.84%
Cypress Semiconductor Corp.(a)	78,578	1,701,214
Diodes Inc.(a)	16,476	424,092
Emulex Corp.(a)	41,626	474,953
International Rectifier Corp.(a)	34,050	1,090,622
Micrel Inc.	24,735	331,202
MKS Instruments Inc.(a)	23,152	664,694
OmniVision Technologies Inc.(a)	26,482	684,030
PMC-Sierra Inc.(a)	111,643	873,048
QLogic Corp.(a)	53,619	954,954
Rambus Inc.(a)	54,974	1,126,417
Semtech Corp.(a)	30,265	660,836
Teradyne Inc.(a)	88,447	1,475,296
TriQuint Semiconductor Inc.(a)	76,165	1,002,331
Veeco Instruments Inc.(a)(b)	19,739	853,909

		12,317,598
SOFTWARE—1.81%
Compuware Corp.(a)	109,552	1,174,397
JDA Software Group Inc.(a)	20,403	615,763
ManTech International Corp. Class A(a)	11,225	451,301
Novell Inc.(a)	169,434	1,019,993

		3,261,454
TELECOMMUNICATIONS—3.31%
ADTRAN Inc.	30,548	1,256,439
Anixter International Inc.	14,394	910,708
ARRIS Group Inc.(a)	62,241	776,768
Comtech Telecommunications Corp.	13,784	386,779
Leap Wireless International Inc.(a)	30,555	427,159
NTELOS Holdings Corp.	14,001	282,260
Plantronics Inc.	23,396	828,218
RF Micro Devices Inc.(a)	133,021	893,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

Sycamore Networks Inc.	9,375	195,563

		5,957,795
TEXTILES—0.23%
UniFirst Corp.	7,308	407,494

		407,494
TRANSPORTATION—2.71%
Con-way Inc.	26,718	908,946
GulfMark Offshore Inc. Class A(a)	12,822	493,006
Heartland Express Inc.	27,141	434,935
Kirby Corp.(a)(b)	26,364	1,232,253
Old Dominion Freight Line Inc.(a)	22,321	718,067
UTi Worldwide Inc.	49,879	1,092,350

		4,879,557
TRUCKING & LEASING—0.47%
GATX Corp.	19,878	660,944
TAL International Group Inc.	5,988	187,005

		847,949
WATER—0.19%
California Water Service Group	9,461	345,327

		345,327

TOTAL COMMON STOCKS
(Cost: $159,525,306)		179,727,762

SHORT-TERM INVESTMENTS—3.47%

MONEY MARKET FUNDS—3.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,282,265	5,282,265
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	753,228	753,228
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	212,811	212,811

		6,248,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,248,304)		6,248,304

TOTAL INVESTMENTS IN SECURITIES—103.33%
(Cost: $165,773,610)		185,976,066
Other Assets, Less Liabilities—(3.33)%		(5,994,217)

NET ASSETS—100.00%		$179,981,849

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2011

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—0.74%
HEICO Corp.	4,136	$216,272
HEICO Corp. Class A	7,675	292,878
Orbital Sciences Corp.(a)	23,920	408,075

		917,225
APPAREL—2.52%
Crocs Inc.(a)	35,586	583,254
Deckers Outdoor Corp.(a)	16,036	1,176,882
Steven Madden Ltd.(a)	10,423	397,846
Warnaco Group Inc. (The)(a)	18,499	944,929

		3,102,911
BANKS—0.72%
Signature Bank(a)	16,880	881,811

		881,811
BEVERAGES—0.29%
Boston Beer Co. Inc. (The) Class A(a)	4,027	362,470

		362,470
BIOTECHNOLOGY—0.93%
Integra LifeSciences Holdings Corp.(a)	7,900	366,402
Myriad Genetics Inc.(a)	39,170	781,833

		1,148,235
BUILDING MATERIALS—0.38%
Simpson Manufacturing Co. Inc.	15,901	473,055

		473,055
CHEMICALS—0.79%
Balchem Corp.	11,744	395,185
Olin Corp.	29,778	579,778

		974,963
COAL—0.55%
International Coal Group Inc.(a)	73,687	681,605

		681,605
COMMERCIAL SERVICES—11.07%
Accretive Health Inc.(a)(b)	13,499	244,872
Capella Education Co.(a)	6,205	355,236
Coinstar Inc.(a)	12,621	522,383
CoStar Group Inc.(a)(b)	8,832	497,065
Emergency Medical Services Corp. Class A(a)	12,575	848,813
Forrester Research Inc.	6,184	220,398
FTI Consulting Inc.(a)	19,912	726,191
GEO Group Inc. (The)(a)	28,688	681,914
Grand Canyon Education Inc.(a)	13,214	239,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

Green Dot Corp. Class A(a)	4,015	252,584
Healthcare Services Group Inc.	24,834	393,371
HMS Holdings Corp.(a)	11,526	741,583
K12 Inc.(a)	12,583	342,887
MAXIMUS Inc.	7,445	505,143
Monro Muffler Brake Inc.	12,601	416,841
Monster Worldwide Inc.(a)	54,099	900,748
PAREXEL International Corp.(a)	24,210	561,914
Resources Connection Inc.	19,611	393,004
Strayer Education Inc.	5,852	702,240
SuccessFactors Inc.(a)	30,142	877,735
TeleTech Holdings Inc.(a)	13,000	278,330
United Rentals Inc.(a)	25,019	666,756
Valassis Communications Inc.(a)	20,739	629,221
VistaPrint NV(a)	17,114	866,653
Wright Express Corp.(a)	16,134	763,461

		13,628,384
COMPUTERS—3.68%
Cadence Design Systems Inc.(a)	112,649	977,793
Compellent Technologies Inc.(a)	10,954	303,754
Fortinet Inc.(a)	18,308	703,943
iGATE Corp.	10,230	157,542
Jack Henry & Associates Inc.	35,493	1,049,173
NetScout Systems Inc.(a)	13,627	312,331
Synaptics Inc.(a)	14,444	411,076
Syntel Inc.	11,076	617,709

		4,533,321
DIVERSIFIED FINANCIAL SERVICES—2.71%
Credit Acceptance Corp.(a)(b)	2,152	121,696
Greenhill & Co. Inc.	12,272	851,922
Higher One Holdings Inc.(a)	12,083	229,819
KBW Inc.	14,743	394,375
optionsXpress Holdings Inc.	18,615	276,619
Portfolio Recovery Associates Inc.(a)	7,075	510,390
Stifel Financial Corp.(a)	14,798	949,440

		3,334,261
ELECTRIC—0.35%
EnerNOC Inc.(a)(b)	7,531	195,957
Ormat Technologies Inc.	7,569	232,822

		428,779
ELECTRICAL COMPONENTS & EQUIPMENT—0.61%
American Superconductor Corp.(a)(b)	18,575	506,540
Power-One Inc.(a)(b)	23,444	250,851

		757,391
ELECTRONICS—2.65%
Coherent Inc.(a)	10,359	554,724
Dionex Corp.(a)	7,219	851,698
FEI Co.(a)	15,886	432,894
II-VI Inc.(a)	10,788	532,711
L-1 Identity Solutions Inc.(a)	36,068	430,291
Rofin-Sinar Technologies Inc.(a)	11,756	459,660

		3,261,978

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

ENERGY - ALTERNATE SOURCES—0.44%
Clean Energy Fuels Corp.(a)(b)	20,757	246,386
GT Solar International Inc.(a)	27,231	300,766

		547,152
ENGINEERING & CONSTRUCTION—0.36%
Insituform Technologies Inc. Class A(a)	16,021	440,738

		440,738
ENTERTAINMENT—1.08%
Bally Technologies Inc.(a)	22,402	916,914
National CineMedia Inc.	23,092	407,343

		1,324,257
ENVIRONMENTAL CONTROL—1.45%
Calgon Carbon Corp.(a)	23,381	333,413
Clean Harbors Inc.(a)	9,600	864,384
Tetra Tech Inc.(a)	25,199	583,231

		1,781,028
FOOD—1.15%
Diamond Foods Inc.	9,123	454,052
Tootsie Roll Industries Inc.	10,162	281,081
United Natural Foods Inc.(a)	18,264	675,768

		1,410,901
FOREST PRODUCTS & PAPER—0.68%
Clearwater Paper Corp.(a)	4,762	376,579
Schweitzer-Mauduit International Inc.	7,669	459,833

		836,412
HAND & MACHINE TOOLS—0.27%
Franklin Electric Co. Inc.	7,955	326,791

		326,791
HEALTH CARE - PRODUCTS—6.82%
Align Technology Inc.(a)	24,563	511,647
American Medical Systems Holdings Inc.(a)	31,521	615,290
Arthrocare Corp.(a)	11,148	312,033
Haemonetics Corp.(a)	10,557	626,452
Immucor Inc.(a)	25,424	502,633
Luminex Corp.(a)	17,384	295,180
Masimo Corp.	22,360	670,241
Meridian Bioscience Inc.	16,738	367,232
NuVasive Inc.(a)(b)	16,301	455,531
PSS World Medical Inc.(a)	23,698	564,723
Sirona Dental Systems Inc.(a)	16,882	739,600
TECHNE Corp.	15,384	1,060,727
Thoratec Corp.(a)	23,900	563,801
Volcano Corp.(a)	21,006	551,618
West Pharmaceutical Services Inc.	13,874	554,821

		8,391,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

HEALTH CARE - SERVICES—0.19%
Emeritus Corp.(a)	12,160	232,256

		232,256
HOME FURNISHINGS—0.38%
TiVo Inc.(a)	48,151	465,620

		465,620
INSURANCE—0.29%
Enstar Group Ltd.(a)	4,295	355,497

		355,497
INTERNET—5.43%
AboveNet Inc.	9,438	562,127
Ancestry.com Inc.(a)	10,411	370,632
Ariba Inc.(a)	37,318	1,048,263
Blue Coat Systems Inc.(a)	17,771	511,982
DealerTrack Holdings Inc.(a)	16,859	333,218
Digital River Inc.(a)	16,544	525,106
GSI Commerce Inc.(a)	25,102	578,350
OpenTable Inc.(a)(b)	7,185	564,885
QuinStreet Inc.(a)	11,038	248,465
RightNow Technologies Inc.(a)	9,545	247,502
Sapient Corp.	44,167	527,796
Shutterfly Inc.(a)	11,147	371,084
ValueClick Inc.(a)	33,894	474,855
Websense Inc.(a)	16,516	316,446

		6,680,711
IRON & STEEL—0.61%
Carpenter Technology Corp.	18,361	755,555

		755,555
LEISURE TIME—0.56%
Life Time Fitness Inc.(a)	17,426	694,949

		694,949
LODGING—0.38%
Orient-Express Hotels Ltd. Class A(a)	38,538	468,622

		468,622
MACHINERY—1.96%
Cognex Corp.	14,955	468,690
Intermec Inc.(a)	20,405	231,801
Middleby Corp. (The)(a)(b)	7,704	630,264
Wabtec Corp.	20,052	1,086,818

		2,417,573
MANUFACTURING—1.25%
Hexcel Corp.(a)	40,133	763,330
Polypore International Inc.(a)	9,542	459,447
STR Holdings Inc.(a)(b)	17,242	315,184

		1,537,961

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

METAL FABRICATE & HARDWARE—1.10%
Kaydon Corp.	13,924	538,998
Valmont Industries Inc.	8,781	816,106

		1,355,104
MINING—1.02%
Coeur d’Alene Mines Corp.(a)	36,637	856,573
Globe Specialty Metals Inc.	21,575	396,117

		1,252,690
OFFICE FURNISHINGS—0.47%
Herman Miller Inc.	23,783	573,884

		573,884
OIL & GAS—3.32%
Atwood Oceanics Inc.(a)	23,207	938,027
Brigham Exploration Co.(a)	48,395	1,432,976
Comstock Resources Inc.(a)	19,232	532,727
Northern Oil and Gas Inc.(a)	22,669	624,984
Oasis Petroleum Inc.(a)	17,567	561,617

		4,090,331
OIL & GAS SERVICES—2.39%
CARBO Ceramics Inc.	8,377	964,695
Lufkin Industries Inc.	12,351	824,059
Superior Energy Services Inc.(a)	32,694	1,148,213

		2,936,967
PHARMACEUTICALS—3.82%
Alkermes Inc.(a)	39,298	507,337
Catalyst Health Solutions Inc.(a)	16,244	704,990
Cubist Pharmaceuticals Inc.(a)	24,316	533,493
Isis Pharmaceuticals Inc.(a)	38,463	350,013
Onyx Pharmaceuticals Inc.(a)	25,826	911,270
Salix Pharmaceuticals Ltd.(a)	21,326	873,726
VCA Antech Inc.(a)	35,903	822,897

		4,703,726
REAL ESTATE—0.85%
St. Joe Co. (The)(a)(b)	38,222	1,047,665

		1,047,665
REAL ESTATE INVESTMENT TRUSTS—3.52%
Alexander’s Inc.	1,444	584,373
DuPont Fabros Technology Inc.(b)	24,608	564,015
Entertainment Properties Trust	19,376	891,877
Equity Lifestyle Properties Inc.	12,907	734,150
Extra Space Storage Inc.	35,771	687,876
Tanger Factory Outlet Centers Inc.(b)	33,595	877,166

		4,339,457
RETAIL—6.58%
99 Cents Only Stores(a)	22,499	335,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

BJ’s Restaurants Inc.(a)	9,567	338,002
Buffalo Wild Wings Inc.(a)	7,540	330,026
DSW Inc. Class A(a)	6,016	200,273
Express Inc.	15,876	276,242
EZCORP Inc.(a)	17,975	483,527
First Cash Financial Services Inc.(a)	11,511	379,748
hhgregg Inc.(a)(b)	9,718	178,131
Hibbett Sports Inc.(a)	12,064	386,289
J. Crew Group Inc.(a)	25,264	1,096,963
Jos. A. Bank Clothiers Inc.(a)	11,378	486,182
Nu Skin Enterprises Inc. Class A	23,274	700,082
P.F. Chang’s China Bistro Inc.(b)	9,236	425,225
PriceSmart Inc.	6,757	246,563
Texas Roadhouse Inc.(a)	24,482	406,891
Ulta Salon, Cosmetics & Fragrance Inc.(a)	19,789	732,985
Under Armour Inc. Class A(a)	14,951	894,967
Zumiez Inc.(a)	8,709	202,223

		8,099,554
SAVINGS & LOANS—0.90%
Capitol Federal Financial Inc.	69,698	849,619
Investors Bancorp Inc.(a)	19,445	259,007

		1,108,626
SEMICONDUCTORS—4.92%
Cabot Microelectronics Corp.(a)	9,772	440,815
Cavium Networks Inc.(a)	18,448	729,434
Cirrus Logic Inc.(a)	28,641	602,320
Hittite Microwave Corp.(a)	11,405	681,791
IPG Photonics Corp.(a)	10,855	376,126
Microsemi Corp.(a)	34,534	776,670
NetLogic Microsystems Inc.(a)	23,792	829,389
Power Integrations Inc.	11,660	430,604
Silicon Laboratories Inc.(a)	18,630	828,662
Tessera Technologies Inc.(a)	20,920	362,334

		6,058,145
SOFTWARE—8.17%
ACI Worldwide Inc.(a)	14,222	376,741
Acxiom Corp.(a)	33,483	576,912
Advent Software Inc.(a)	13,583	401,513
Aspen Technology Inc.(a)	33,659	476,275
athenahealth Inc.(a)(b)	14,388	617,821
Blackbaud Inc.	18,332	481,948
Blackboard Inc.(a)(b)	14,328	556,786
CommVault Systems Inc.(a)	16,886	521,609
Ebix Inc.(a)(b)	13,200	297,660
Emdeon Inc. Class A(a)	19,080	280,285
Lawson Software Inc.(a)	59,303	557,448
MedAssets Inc.(a)	19,238	377,642
MicroStrategy Inc. Class A(a)	3,677	391,086
NetSuite Inc.(a)	11,595	312,253
Pegasystems Inc.	6,564	224,358
Progress Software Corp.(a)	27,117	776,631
Quality Systems Inc.	7,681	613,251
Quest Software Inc.(a)	26,244	677,620
SolarWinds Inc.(a)	13,450	254,205

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

SS&C Technologies Holdings Inc.(a)	4,659	84,188
Taleo Corp. Class A(a)	16,533	487,062
Ultimate Software Group Inc. (The)(a)	10,395	505,197
Verint Systems Inc.(a)	6,270	216,064

		10,064,555
TELECOMMUNICATIONS—8.68%
Acme Packet Inc.(a)	21,218	1,141,104
Aruba Networks Inc.(a)	30,293	652,814
Atheros Communications Inc.(a)	29,125	1,298,684
Ciena Corp.(a)(b)	38,498	848,111
DigitalGlobe Inc.(a)	11,635	357,311
Finisar Corp.(a)	32,001	1,065,633
GeoEye Inc.(a)	9,226	368,302
Harmonic Inc.(a)	47,382	399,904
Infinera Corp.(a)	41,340	303,229
InterDigital Inc.(b)	18,198	876,234
Ixia(a)	19,512	306,924
LogMeIn Inc.(a)	6,087	234,532
NETGEAR Inc.(a)	14,622	506,725
NeuStar Inc. Class A(a)	19,129	513,231
SAVVIS Inc.(a)	16,870	519,090
Sonus Networks Inc.(a)	86,950	239,113
Tekelec(a)	28,565	327,783
ViaSat Inc.(a)	16,906	733,636

		10,692,360
TRANSPORTATION—2.48%
Forward Air Corp.	11,994	334,753
Genesee & Wyoming Inc. Class A(a)	16,241	840,472
Hub Group Inc. Class A(a)	15,471	538,081
Knight Transportation Inc.	24,502	467,008
Landstar System Inc.	21,008	870,361

		3,050,675
TRUCKING & LEASING—0.18%
AMERCO(a)	2,454	223,339

		223,339
WATER—0.21%
PICO Holdings Inc.(a)	8,172	253,169

		253,169

TOTAL COMMON STOCKS
(Cost: $113,035,933)		123,004,188

SHORT-TERM INVESTMENTS—5.06%

MONEY MARKET FUNDS—5.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,345,111	5,345,111
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	762,189	762,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	117,515	117,515

		6,224,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,224,815)		6,224,815

TOTAL INVESTMENTS IN SECURITIES—104.96%
(Cost: $119,260,748)		129,229,003
Other Assets, Less Liabilities—(4.96)%		(6,108,330)

NET ASSETS—100.00%		$123,120,673

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.16%
Harte-Hanks Inc.	24,073	$300,190

		300,190
AEROSPACE & DEFENSE—1.12%
Curtiss-Wright Corp.	28,945	1,004,392
Triumph Group Inc.	12,040	1,156,201

		2,160,593
AGRICULTURE—0.53%
Universal Corp.	15,236	577,292
Vector Group Ltd.(a)	27,472	439,827

		1,017,119
AIRLINES—2.30%
AirTran Holdings Inc.(b)	84,876	627,234
Alaska Air Group Inc.(b)	22,531	1,334,736
JetBlue Airways Corp.(a)(b)	154,793	928,758
SkyWest Inc.	35,261	530,678
US Airways Group Inc.(b)	101,725	1,009,112

		4,430,518
APPAREL—0.36%
Jones Group Inc. (The)	55,050	698,584

		698,584
AUTO PARTS & EQUIPMENT—1.28%
ArvinMeritor Inc.(b)	55,616	1,215,766
Cooper Tire & Rubber Co.	38,620	882,853
Federal-Mogul Corp. Class A(b)	15,623	368,078

		2,466,697
BANKS—10.40%
Associated Banc-Corp	108,832	1,521,471
BancorpSouth Inc.	49,239	770,098
Bank of Hawaii Corp.	30,030	1,407,506
CapitalSource Inc.	187,337	1,446,242
Cathay General Bancorp	49,582	858,264
Community Bank System Inc.	20,786	525,470
CVB Financial Corp.	59,482	492,511
F.N.B. Corp.	71,950	726,695
FirstMerit Corp.	67,817	1,242,407
Fulton Financial Corp.	124,511	1,284,954
National Penn Bancshares Inc.	79,296	647,055
NBT Bancorp Inc.	21,573	500,062
Old National Bancorp	54,996	590,107
Susquehanna Bancshares Inc.	81,602	780,115
Synovus Financial Corp.	415,572	1,097,110
TCF Financial Corp.	84,571	1,263,491
Trustmark Corp.	35,554	852,941
United Bankshares Inc.	27,216	767,491

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

Valley National Bancorp	102,052	1,380,764
Webster Financial Corp.	46,102	1,054,814
Whitney Holding Corp.	60,861	810,060

		20,019,628
BUILDING MATERIALS—0.31%
Texas Industries Inc.	14,924	592,930

		592,930
CHEMICALS—4.30%
Arch Chemicals Inc.	15,828	573,607
Cabot Corp.	37,832	1,636,234
Cytec Industries Inc.	30,520	1,664,561
Ferro Corp.(b)	54,420	839,156
H.B. Fuller Co.	30,552	696,280
Sensient Technologies Corp.	31,054	1,053,041
W.R. Grace & Co.(b)	37,936	1,346,349
Westlake Chemical Corp.	12,161	470,874

		8,280,102
COMMERCIAL SERVICES—3.98%
Career Education Corp.(b)	41,528	931,888
Convergys Corp.(b)	68,151	970,470
CoreLogic Inc.	70,072	1,404,944
Deluxe Corp.	32,396	792,082
Education Management Corp.(a)(b)	26,596	489,101
HealthSpring Inc.(b)	32,841	998,038
PHH Corp.(a)(b)	34,885	833,403
Rent-A-Center Inc.	41,534	1,235,221

		7,655,147
COMPUTERS—2.46%
Diebold Inc.	41,730	1,279,442
DST Systems Inc.	23,526	1,118,897
NCR Corp.(b)	100,547	1,648,971
Unisys Corp.(b)	24,271	687,597

		4,734,907
DISTRIBUTION & WHOLESALE—0.72%
Tech Data Corp.(b)	29,422	1,380,186

		1,380,186
DIVERSIFIED FINANCIAL SERVICES—0.65%
Artio Global Investors Inc. Class A	26,478	387,903
Nelnet Inc. Class A	17,477	391,834
Ocwen Financial Corp.(b)	46,522	469,872

		1,249,609
ELECTRIC—7.20%
ALLETE Inc.	18,537	684,201
Avista Corp.	34,967	792,003
Black Hills Corp.	24,498	759,683
Cleco Corp.	38,001	1,187,911
El Paso Electric Co.(b)	27,639	744,871
GenOn Energy Inc.(b)	481,425	1,993,099
Hawaiian Electric Industries Inc.	58,967	1,468,278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

IDACORP Inc.	30,378	1,135,226
MGE Energy Inc.	14,563	592,714
NorthWestern Corp.	22,662	639,975
Otter Tail Corp.	20,054	454,624
PNM Resources Inc.	49,514	645,167
Portland General Electric Co.	47,262	1,055,833
UIL Holdings Corp.	29,950	904,191
UniSource Energy Corp.	22,754	814,821

		13,872,597
ELECTRICAL COMPONENTS & EQUIPMENT—1.40%
Belden Inc.	29,252	1,016,799
EnerSys Inc.(b)	29,138	956,309
Littelfuse Inc.	13,934	714,536

		2,687,644
ELECTRONICS—2.12%
Benchmark Electronics Inc.(b)	39,805	755,897
Brady Corp. Class A	30,794	1,008,504
TTM Technologies Inc.(b)	33,034	525,241
Vishay Intertechnology Inc.(b)	108,291	1,786,801

		4,076,443
ENGINEERING & CONSTRUCTION—0.53%
Granite Construction Inc.	21,613	558,480
Tutor Perini Corp.	20,407	463,443

		1,021,923
ENTERTAINMENT—1.18%
Cinemark Holdings Inc.	36,968	626,608
Scientific Games Corp. Class A(b)	42,999	443,750
Six Flags Entertainment Corp.	17,291	1,026,048
Warner Music Group Corp.(a)(b)	33,684	176,167

		2,272,573
ENVIRONMENTAL CONTROL—0.37%
Darling International Inc.(b)	51,901	703,259

		703,259
FOOD—1.64%
Cal-Maine Foods Inc.	8,718	247,242
Dean Foods Co.(b)	113,864	1,155,720
Dole Food Co. Inc.(a)(b)	22,337	312,271
Fresh Del Monte Produce Inc.	25,855	683,865
Pilgrim’s Pride Corp.(b)	30,206	210,838
Sanderson Farms Inc.	13,382	550,134

		3,160,070
FOREST PRODUCTS & PAPER—2.11%
Louisiana-Pacific Corp.(b)	80,064	803,843
Rock-Tenn Co. Class A	24,453	1,632,238
Temple-Inland Inc.	67,874	1,628,297

		4,064,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

GAS—4.93%
Laclede Group Inc. (The)	13,160	500,080
New Jersey Resources Corp.	26,262	1,101,953
Nicor Inc.	28,283	1,427,443
Northwest Natural Gas Co.	16,793	748,296
Piedmont Natural Gas Co.	42,386	1,189,351
South Jersey Industries Inc.	18,815	982,896
Southwest Gas Corp.	28,604	1,065,213
Vectren Corp.	50,951	1,349,692
WGL Holdings Inc.	31,528	1,136,900

		9,501,824
HEALTH CARE - SERVICES—1.86%
HealthSouth Corp.(b)	58,721	1,328,269
LifePoint Hospitals Inc.(b)	34,490	1,214,048
Select Medical Holdings Corp.(b)	36,638	246,940
WellCare Health Plans Inc.(b)	26,662	797,194

		3,586,451
HOME BUILDERS—0.74%
KB Home	48,165	714,769
M.D.C. Holdings Inc.	23,133	715,041

		1,429,810
HOUSEHOLD PRODUCTS & WARES—0.53%
American Greetings Corp. Class A	23,355	507,504
Helen of Troy Ltd.(b)	18,063	507,029

		1,014,533
INSURANCE—8.18%
American National Insurance Co.	9,049	754,506
AmTrust Financial Services Inc.	15,186	281,093
Argo Group International Holdings Ltd.(a)	19,600	698,152
Aspen Insurance Holdings Ltd.	44,786	1,345,819
CNO Financial Group Inc.(b)	142,029	899,044
Delphi Financial Group Inc. Class A	30,536	878,826
FBL Financial Group Inc. Class A	8,567	238,248
Flagstone Reinsurance Holdings SA	18,865	231,285
Harleysville Group Inc.	7,856	277,552
MBIA Inc.(b)	98,360	1,052,452
Montpelier Re Holdings Ltd.	44,180	876,973
OneBeacon Insurance Group Ltd.	14,393	197,904
Platinum Underwriters Holdings Ltd.	24,591	1,086,922
Primerica Inc.	11,088	268,330
Protective Life Corp.	53,872	1,485,251
Radian Group Inc.(a)	83,931	602,625
RLI Corp.	11,043	594,886
Selective Insurance Group Inc.	33,274	591,612
StanCorp Financial Group Inc.	29,486	1,315,370
Symetra Financial Corp.	59,746	790,440
Unitrin Inc.	28,820	775,546
Universal American Corp.	25,602	516,904

		15,759,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

INTERNET—0.30%
EarthLink Inc.	68,004	580,074

		580,074
IRON & STEEL—0.57%
AK Steel Holding Corp.	69,028	1,097,545

		1,097,545
LEISURE TIME—0.58%
Brunswick Corp.	55,870	1,112,930

		1,112,930
LODGING—0.20%
Boyd Gaming Corp.(a)(b)	35,551	385,373

		385,373
MANUFACTURING—1.79%
A.O. Smith Corp.	24,233	1,037,415
Crane Co.	32,025	1,422,230
Eastman Kodak Co.(a)(b)	169,496	620,355
Griffon Corp.(b)	32,192	374,715

		3,454,715
MEDIA—0.72%
Meredith Corp.	23,024	775,909
New York Times Co. (The) Class A(b)	60,872	615,416

		1,391,325
METAL FABRICATE & HARDWARE—1.39%
Commercial Metals Co.	70,918	1,185,749
Mueller Industries Inc.	23,865	780,385
Worthington Industries Inc.	37,817	718,523

		2,684,657
MINING—0.61%
Century Aluminum Co.(b)	35,533	528,376
Stillwater Mining Co.(b)	29,975	649,858

		1,178,234
OFFICE FURNISHINGS—0.37%
HNI Corp.	23,482	712,444

		712,444
OIL & GAS—2.03%
Stone Energy Corp.(b)	26,653	619,682
Swift Energy Co.(b)	26,280	1,121,105
Tesoro Corp.(b)	88,296	1,699,698
W&T Offshore Inc.	22,777	463,512

		3,903,997

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

OIL & GAS SERVICES—2.22%
Complete Production Services Inc.(b)	46,019	1,285,771
Helix Energy Solutions Group Inc.(b)	65,989	818,264
RPC Inc.	30,868	542,659
World Fuel Services Corp.	43,520	1,633,741

		4,280,435
PACKAGING & CONTAINERS—0.23%
Graham Packaging Co. Inc.(b)	11,108	193,612
Graphic Packaging Holding Co.(b)	50,576	240,236

		433,848
REAL ESTATE—1.41%
Forest City Enterprises Inc. Class A(a)(b)	76,027	1,285,617
Government Properties Income Trust	18,296	473,866
Starwood Property Trust Inc.	42,569	958,228

		2,717,711
REAL ESTATE INVESTMENT TRUSTS—11.15%
American Capital Agency Corp.	36,826	1,056,538
Anworth Mortgage Asset Corp.	76,132	523,027
BioMed Realty Trust Inc.	82,361	1,470,144
Brandywine Realty Trust	84,883	984,643
Capstead Mortgage Corp.	44,193	561,693
CBL & Associates Properties Inc.	86,772	1,480,330
Colonial Properties Trust(a)	49,092	942,075
CommonWealth REIT	45,509	1,213,725
DCT Industrial Trust Inc.	133,308	738,526
Getty Realty Corp.	15,986	464,233
Hatteras Financial Corp.	35,294	1,008,703
Highwoods Properties Inc.	45,041	1,475,994
Inland Real Estate Corp.	47,547	441,236
Invesco Mortgage Capital Inc.	30,580	684,075
Kilroy Realty Corp.	33,022	1,259,459
LaSalle Hotel Properties	43,938	1,220,158
Lexington Realty Trust	70,097	593,722
MFA Financial Inc.(a)	177,019	1,446,245
National Retail Properties Inc.(a)	52,605	1,307,234
Redwood Trust Inc.	43,971	658,246
Sovran Self Storage Inc.	17,342	666,626
Sunstone Hotel Investors Inc.(b)	74,301	758,613
U-Store-It Trust	53,113	513,072

		21,468,317
RETAIL—6.11%
Barnes & Noble Inc.(a)	25,386	399,830
Bob Evans Farms Inc.	19,123	601,992
Brinker International Inc.	63,680	1,498,390
Cabela’s Inc.(a)(b)	26,489	659,576
Cato Corp. (The) Class A	17,402	425,305
Dillard’s Inc. Class A	28,922	1,148,782
Foot Locker Inc.	97,539	1,742,047
Group 1 Automotive Inc.	14,937	565,216
HSN Inc.(b)	25,452	716,728
Men’s Wearhouse Inc. (The)	33,243	871,299
Office Depot Inc.(b)	172,276	904,449
Penske Automotive Group Inc.(b)	28,245	477,341
Regis Corp.	36,004	603,427

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

Rite Aid Corp.(b)	380,429	486,949
Ruby Tuesday Inc.(b)	40,828	550,361
Talbots Inc. (The)(a)(b)	22,118	120,764

		11,772,456
SAVINGS & LOANS—0.68%
Astoria Financial Corp.	55,721	793,467
Provident Financial Services Inc.	35,671	522,580

		1,316,047
SEMICONDUCTORS—2.26%
Amkor Technology Inc.(b)	63,580	517,541
Entegris Inc.(b)	82,854	633,833
Fairchild Semiconductor International Inc.(b)	78,092	1,390,038
Integrated Device Technology Inc.(b)	100,067	638,427
Intersil Corp. Class A	76,881	1,162,441

		4,342,280
SOFTWARE—0.95%
Fair Isaac Corp.	26,307	667,672
SYNNEX Corp.(b)	15,018	501,451
Take-Two Interactive Software Inc.(b)	53,359	665,653

		1,834,776
TELECOMMUNICATIONS—0.61%
EchoStar Corp. Class A(b)	23,344	636,124
MasTec Inc.(b)	35,693	543,247

		1,179,371
TRANSPORTATION—3.82%
Alexander & Baldwin Inc.	26,092	1,046,811
Atlas Air Worldwide Holdings Inc.(b)	16,306	828,508
Bristow Group Inc.(b)	21,345	1,099,054
Overseas Shipholding Group Inc.	16,930	562,753
Ryder System Inc.	32,580	1,566,446
Ship Finance International Ltd.	27,097	542,211
Teekay Corp.	26,566	899,525
Werner Enterprises Inc.	32,608	803,787

		7,349,095
TRUCKING & LEASING—0.36%
Aircastle Ltd.	32,948	349,908
Textainer Group Holdings Ltd.	11,159	345,929

		695,837
WATER—0.21%
American States Water Co.	11,652	396,168

		396,168
TOTAL COMMON STOCKS
(Cost: $175,295,512)		192,425,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2011

SHORT-TERM INVESTMENTS—4.65%

MONEY MARKET FUNDS—4.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	7,698,299	7,698,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,097,744	1,097,744
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	157,936	157,936

		8,953,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,953,979)		8,953,979

TOTAL INVESTMENTS IN SECURITIES—104.58%
(Cost: $184,249,491)		201,379,069
Other Assets, Less Liabilities—(4.58)%		(8,816,098)

NET ASSETS—100.00%		$192,562,971

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.24%
Omnicom Group Inc.	7,849	$352,263

		352,263
AEROSPACE & DEFENSE—0.05%
Spirit AeroSystems Holdings Inc. Class A(a)	2,814	66,467

		66,467
AIRLINES—0.05%
AMR Corp.(a)	2,034	14,340
Southwest Airlines Co.	4,911	58,195

		72,535
APPAREL—1.10%
Coach Inc.	7,766	420,063
Deckers Outdoor Corp.(a)	1,011	74,197
Liz Claiborne Inc.(a)	2,400	11,856
Nike Inc. Class B	9,672	797,747
Phillips-Van Heusen Corp.	1,729	100,922
Timberland Co. Class A(a)	1,055	28,200
VF Corp.	2,252	186,285

		1,619,270
AUTO PARTS & EQUIPMENT—0.68%
BorgWarner Inc.(a)	2,969	200,110
Fuel Systems Solutions Inc.(a)	424	11,037
Johnson Controls Inc.	17,573	674,627
Modine Manufacturing Co.(a)	1,066	17,589
WABCO Holdings Inc.(a)	1,689	98,638

		1,002,001
BANKS—7.22%
Bank of Hawaii Corp.	1,281	60,041
Bank of New York Mellon Corp. (The)	31,609	987,149
BB&T Corp.	18,090	500,008
Cathay General Bancorp	2,001	34,637
Comerica Inc.	4,575	174,765
Fifth Third Bancorp	23,918	355,661
First Horizon National Corp.(a)	6,820	77,271
Heartland Financial USA Inc.	362	6,121
KeyCorp	22,800	202,920
M&T Bank Corp.	2,175	188,072
Northern Trust Corp.	5,687	295,610
PNC Financial Services Group Inc. (The)(b)	13,674	820,440
Popular Inc.(a)	26,637	85,505
Regions Financial Corp.	32,760	232,596
State Street Corp.	13,098	611,939
SunTrust Banks Inc.	13,046	396,990
Synovus Financial Corp.	17,713	46,762
U.S. Bancorp	49,930	1,348,110
Umpqua Holdings Corp.	2,925	32,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

Wells Fargo & Co.	129,615	4,202,118

		10,658,802
BEVERAGES—1.88%
Green Mountain Coffee Roasters Inc.(a)	2,923	98,154
Peet’s Coffee & Tea Inc.(a)	328	12,517
PepsiCo Inc.	41,475	2,667,257

		2,777,928
BIOTECHNOLOGY—1.88%
Affymetrix Inc.(a)	1,783	8,648
Amgen Inc.(a)	24,965	1,375,072
Biogen Idec Inc.(a)	6,318	413,639
Genzyme Corp.(a)	6,653	487,998
Illumina Inc.(a)	3,241	224,731
Life Technologies Corp.(a)	4,783	259,669

		2,769,757
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	696	8,902
Broadwind Energy Inc.(a)(c)	1,357	2,497
Masco Corp.	9,413	125,381
Owens Corning(a)	3,035	101,582
Simpson Manufacturing Co. Inc.	1,059	31,505

		269,867
CHEMICALS—1.61%
Air Products and Chemicals Inc.	5,546	483,888
Airgas Inc.	2,085	130,667
Celanese Corp. Series A	4,046	167,868
Ecolab Inc.	6,088	302,513
H.B. Fuller Co.	1,229	28,009
Lubrizol Corp.	1,746	187,625
Minerals Technologies Inc.	484	30,502
Praxair Inc.	7,990	743,390
Sigma-Aldrich Corp.	3,165	201,452
Valspar Corp. (The)	2,481	92,715
Zoltek Companies Inc.(a)(c)	867	9,693

		2,378,322
COMMERCIAL SERVICES—0.88%
Capella Education Co.(a)	377	21,583
Convergys Corp.(a)	3,294	46,907
Cross Country Healthcare Inc.(a)	764	5,501
Deluxe Corp.	1,295	31,663
DeVry Inc.	1,681	87,597
Kelly Services Inc. Class A(a)	778	15,307
Manpower Inc.	2,146	138,567
McKesson Corp.	6,825	513,035
Monster Worldwide Inc.(a)	3,213	53,496
PHH Corp.(a)	1,417	33,852
Quanta Services Inc.(a)	5,430	128,854
R.R. Donnelley & Sons Co.	5,354	94,873
Robert Half International Inc.	3,635	113,994
Team Inc.(a)	482	12,320

		1,297,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

COMPUTERS—7.39%
Dell Inc.(a)	45,679	601,136
Echelon Corp.(a)	762	6,934
EMC Corp.(a)	53,483	1,331,192
FactSet Research Systems Inc.	1,132	114,106
Hewlett-Packard Co.	60,862	2,780,785
Imation Corp.(a)	927	9,363
International Business Machines Corp.	32,882	5,326,884
Lexmark International Inc. Class A(a)	2,067	72,014
NetApp Inc.(a)	9,320	510,083
Seagate Technology PLC(a)	12,282	171,948

		10,924,445
COSMETICS & PERSONAL CARE—4.25%
Alberto-Culver Co.	2,332	86,867
Avon Products Inc.	11,197	316,987
Colgate-Palmolive Co.	12,657	971,678
Estee Lauder Companies Inc. (The) Class A	2,957	238,039
Procter & Gamble Co. (The)	73,973	4,669,915

		6,283,486
DISTRIBUTION & WHOLESALE—0.42%
Fastenal Co.(c)	3,462	201,004
Genuine Parts Co.	4,129	213,676
W.W. Grainger Inc.	1,569	206,276

		620,956
DIVERSIFIED FINANCIAL SERVICES—3.29%
American Express Co.	28,203	1,223,446
BlackRock Inc.(b)	2,299	455,248
Capital One Financial Corp.	11,922	574,163
Charles Schwab Corp. (The)	26,488	478,108
CME Group Inc.	1,755	541,523
Franklin Resources Inc.	4,118	496,837
Invesco Ltd.	12,056	298,265
Legg Mason Inc.	4,032	133,580
NYSE Euronext Inc.	6,817	216,849
T. Rowe Price Group Inc.	6,693	441,203
TradeStation Group Inc.(a)	1,037	7,228

		4,866,450
ELECTRIC—1.06%
Alliant Energy Corp.	2,870	106,649
Avista Corp.	1,494	33,839
Calpine Corp.(a)	9,350	133,424
CenterPoint Energy Inc.	10,452	168,800
Cleco Corp.	1,620	50,641
Consolidated Edison Inc.	7,377	368,186
IDACORP Inc.	1,277	47,721
ITC Holdings Corp.	1,305	85,739
MGE Energy Inc.	572	23,280
Northeast Utilities	4,576	150,642
NSTAR	2,726	118,254
OGE Energy Corp.	2,540	116,561
Ormat Technologies Inc.	560	17,226
Pepco Holdings Inc.	5,835	108,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

Portland General Electric Co.	1,911	42,692

		1,572,010
ELECTRICAL COMPONENTS & EQUIPMENT—1.06%
American Superconductor Corp.(a)(c)	1,239	33,788
AMETEK Inc.	4,178	170,379
Emerson Electric Co.	19,596	1,153,812
Energy Conversion Devices Inc.(a)(c)	1,110	4,529
General Cable Corp.(a)	1,314	48,631
Hubbell Inc. Class B	1,386	84,879
Molex Inc.	1,669	43,644
SunPower Corp. Class A(a)(c)	1,370	18,413

		1,558,075
ELECTRONICS—0.83%
Arrow Electronics Inc.(a)	3,092	116,878
Brady Corp. Class A	1,311	42,935
Dionex Corp.(a)	443	52,265
Garmin Ltd.(c)	3,039	93,692
Itron Inc.(a)	1,055	61,211
Thermo Fisher Scientific Inc.(a)	10,635	609,066
Thomas & Betts Corp.(a)	1,353	69,531
Waters Corp.(a)	2,412	184,253

		1,229,831
ENERGY - ALTERNATE SOURCES—0.16%
Clean Energy Fuels Corp.(a)(c)	1,226	14,553
First Solar Inc.(a)(c)	1,449	223,986

		238,539
ENGINEERING & CONSTRUCTION—0.05%
EMCOR Group Inc.(a)	1,771	53,626
Granite Construction Inc.	860	22,222

		75,848
ENVIRONMENTAL CONTROL—0.25%
Calgon Carbon Corp.(a)	1,378	19,650
Darling International Inc.(a)	3,044	41,246
Nalco Holding Co.	3,613	110,052
Stericycle Inc.(a)	2,113	165,850
Tetra Tech Inc.(a)	1,560	36,106

		372,904
FOOD—3.08%
Campbell Soup Co.	5,315	181,454
Dean Foods Co.(a)	4,822	48,943
Flowers Foods Inc.	2,181	55,027
General Mills Inc.	16,769	583,226
H.J. Heinz Co.	8,309	394,678
Hain Celestial Group Inc.(a)	1,133	30,172
J.M. Smucker Co. (The)	3,128	194,436
Kellogg Co.	6,915	347,825
Kraft Foods Inc. Class A	45,424	1,388,612
McCormick & Co. Inc. NVS	3,149	139,186
Safeway Inc.	9,925	205,348
Sara Lee Corp.	16,417	278,596
Sysco Corp.	15,366	447,765

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

Tootsie Roll Industries Inc.	481	13,304
United Natural Foods Inc.(a)	1,161	42,957
Whole Foods Market Inc.	3,810	197,015

		4,548,544
FOREST PRODUCTS & PAPER—0.20%
Domtar Corp.	1,118	98,306
MeadWestvaco Corp.	4,450	127,403
Rock-Tenn Co. Class A	938	62,611
Wausau Paper Corp.	1,243	10,653

		298,973
GAS—0.50%
AGL Resources Inc.	2,029	74,464
Atmos Energy Corp.	2,334	76,088
National Fuel Gas Co.	1,815	124,037
New Jersey Resources Corp.	1,059	44,436
Nicor Inc.	1,196	60,362
NiSource Inc.	7,269	135,349
Northwest Natural Gas Co.	675	30,078
Piedmont Natural Gas Co.	1,865	52,332
UGI Corp.	2,877	90,194
WGL Holdings Inc.	1,344	48,465

		735,805
HAND & MACHINE TOOLS—0.31%
Lincoln Electric Holdings Inc.	1,121	75,914
Snap-on Inc.	1,525	86,361
Stanley Black & Decker Inc.	4,106	298,424

		460,699
HEALTH CARE - PRODUCTS—6.24%
Baxter International Inc.	15,207	737,387
Beckman Coulter Inc.	1,790	128,898
Becton, Dickinson and Co.	6,061	502,760
Edwards Lifesciences Corp.(a)	2,961	249,583
Gen-Probe Inc.(a)	1,256	78,990
Henry Schein Inc.(a)	2,369	155,549
Hill-Rom Holdings Inc.	1,665	67,383
IDEXX Laboratories Inc.(a)	1,502	107,693
Intuitive Surgical Inc.(a)	1,029	332,274
Invacare Corp.	789	21,808
Johnson & Johnson	71,809	4,292,024
Medtronic Inc.	28,205	1,080,816
Patterson Companies Inc.	2,421	80,038
St. Jude Medical Inc.(a)	8,802	356,481
Stryker Corp.	7,770	447,241
TECHNE Corp.	895	61,710
Varian Medical Systems Inc.(a)	3,172	214,332
Zimmer Holdings Inc.(a)	5,230	309,407

		9,224,374
HEALTH CARE - SERVICES—0.81%
Health Management Associates Inc. Class A(a)	6,384	58,095
Humana Inc.(a)	4,388	254,372
Molina Healthcare Inc.(a)	432	13,245
Quest Diagnostics Inc.	3,918	223,130

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

WellPoint Inc.(a)	10,434	648,160

		1,197,002
HOME BUILDERS—0.07%
KB Home	2,143	31,802
Pulte Group Inc.(a)	9,094	71,752

		103,554
HOME FURNISHINGS—0.17%
Harman International Industries Inc.(a)	1,832	79,362
Whirlpool Corp.	1,983	169,547

		248,909
HOUSEHOLD PRODUCTS & WARES—0.84%
Avery Dennison Corp.	2,600	109,434
Church & Dwight Co. Inc.	1,841	126,679
Clorox Co. (The)	3,634	228,542
Kimberly-Clark Corp.	10,654	689,634
Tupperware Brands Corp.	1,660	75,945
WD-40 Co.	421	16,575

		1,246,809
INSURANCE—2.42%
Aflac Inc.	12,289	707,601
Chubb Corp. (The)	8,216	475,953
CIGNA Corp.	7,218	303,300
Cincinnati Financial Corp.	4,048	129,698
Erie Indemnity Co. Class A	808	53,667
Hartford Financial Services Group Inc. (The)	11,016	306,024
Lincoln National Corp.	8,262	238,276
Phoenix Companies Inc. (The)(a)	2,919	7,473
Principal Financial Group Inc.	8,359	273,924
Progressive Corp. (The)	16,554	327,935
StanCorp Financial Group Inc.	1,193	53,220
Travelers Companies Inc. (The)	12,225	687,778
Wesco Financial Corp.	39	14,656

		3,579,505
INTERNET—4.02%
eBay Inc.(a)	30,745	933,418
Google Inc. Class A(a)	6,427	3,858,514
Netflix Inc.(a)	1,162	248,761
Symantec Corp.(a)	20,605	362,854
Yahoo! Inc.(a)	33,443	539,101

		5,942,648
IRON & STEEL—0.28%
Nucor Corp.	8,236	378,115
Schnitzer Steel Industries Inc. Class A	611	37,698

		415,813
LEISURE TIME—0.17%
Harley-Davidson Inc.	6,143	243,570

		243,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

LODGING—0.02%
Choice Hotels International Inc.	807	30,609

		30,609
MACHINERY—1.47%
Cummins Inc.	4,934	522,412
Deere & Co.	11,034	1,002,990
Gardner Denver Inc.	1,369	98,760
Graco Inc.	1,538	65,334
Kadant Inc.(a)	310	6,559
Lindsay Corp.	321	20,891
Nordson Corp.	787	72,648
Rockwell Automation Inc.	3,711	300,628
Tennant Co.	408	16,459
Wabtec Corp.	1,264	68,509

		2,175,190
MANUFACTURING—2.37%
3M Co.	17,647	1,551,524
A.O. Smith Corp.	1,011	43,281
CLARCOR Inc.	1,289	55,659
Cooper Industries PLC	4,322	264,766
Donaldson Co. Inc.	1,869	109,523
Eastman Kodak Co.(a)	6,774	24,793
Illinois Tool Works Inc.	11,168	597,376
Ingersoll-Rand PLC	8,426	397,707
Leggett & Platt Inc.	3,766	84,848
Pall Corp.	3,045	168,724
Pentair Inc.	2,588	93,608
SPX Corp.	1,315	103,070

		3,494,879
MEDIA—1.46%
Discovery Communications Inc. Series A(a)	3,558	138,762
John Wiley & Sons Inc. Class A	1,188	54,589
New York Times Co. (The) Class A(a)	3,505	35,435
Scholastic Corp.	728	21,643
Walt Disney Co. (The)	47,388	1,841,972
Washington Post Co. (The) Class B	158	67,679

		2,160,080
METAL FABRICATE & HARDWARE—0.09%
Timken Co. (The)	2,152	101,187
Worthington Industries Inc.	1,576	29,944

		131,131
MINING—0.31%
Alcoa Inc.	26,655	441,673
Horsehead Holding Corp.(a)	1,105	14,045

		455,718
OFFICE & BUSINESS EQUIPMENT—0.35%
Pitney Bowes Inc.	5,401	131,136
Xerox Corp.	36,102	383,403

		514,539

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	1,448	34,940
HNI Corp.	1,212	36,772
Interface Inc. Class A	1,325	21,532
Knoll Inc.	1,185	19,837
Steelcase Inc. Class A	1,969	20,123

		133,204
OIL & GAS—4.29%
Apache Corp.	9,948	1,187,393
Chesapeake Energy Corp.	17,077	504,284
Devon Energy Corp.	10,754	953,772
Diamond Offshore Drilling Inc.	1,806	129,508
EOG Resources Inc.	6,615	703,770
EQT Corp.	3,696	178,110
Hess Corp.	7,894	664,043
Newfield Exploration Co.(a)	3,485	254,998
Noble Corp.	6,678	255,434
Noble Energy Inc.	4,564	415,780
Pioneer Natural Resources Co.	3,034	288,716
Quicksilver Resources Inc.(a)	3,019	45,315
Range Resources Corp.	4,173	208,108
Southwestern Energy Co.(a)	9,034	356,843
Ultra Petroleum Corp.(a)	3,947	188,390

		6,334,464
OIL & GAS SERVICES—0.78%
Cameron International Corp.(a)	6,314	336,536
National Oilwell Varco Inc.	10,938	808,318

		1,144,854
PACKAGING & CONTAINERS—0.20%
Bemis Co. Inc.	2,812	91,531
Sealed Air Corp.	4,164	111,137
Sonoco Products Co.	2,628	93,425

		296,093
PHARMACEUTICALS—5.04%
Abbott Laboratories	40,255	1,817,916
Allergan Inc.	8,026	566,716
Amylin Pharmaceuticals Inc.(a)	3,668	59,348
Bristol-Myers Squibb Co.	44,660	1,124,539
Cubist Pharmaceuticals Inc.(a)	1,478	32,427
Endo Pharmaceuticals Holdings Inc.(a)	3,034	100,790
Gilead Sciences Inc.(a)	21,829	837,797
Hospira Inc.(a)	4,364	241,024
Merck & Co. Inc.	80,126	2,657,779

		7,438,336
PIPELINES—0.63%
Questar Corp.	4,634	80,771
Spectra Energy Corp.	16,916	443,707
Williams Companies Inc. (The)	15,260	411,867

		936,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

REAL ESTATE—0.22%
CB Richard Ellis Group Inc. Class A(a)	7,494	166,292
Forest City Enterprises Inc. Class A(a)(c)	3,225	54,535
Jones Lang LaSalle Inc.	1,111	98,479

		319,306
REAL ESTATE INVESTMENT TRUSTS—0.87%
AMB Property Corp.	4,389	147,251
Boston Properties Inc.	3,638	343,318
Liberty Property Trust	2,967	103,163
ProLogis	14,560	217,235
Regency Centers Corp.	2,153	92,816
Vornado Realty Trust	4,282	377,201

		1,280,984
RETAIL—8.96%
AutoZone Inc.(a)	733	185,837
Bed Bath & Beyond Inc.(a)	6,887	330,576
Best Buy Co. Inc.	9,220	313,480
CarMax Inc.(a)	5,836	190,545
Charming Shoppes Inc.(a)	2,913	9,059
Chipotle Mexican Grill Inc.(a)	811	177,544
Costco Wholesale Corp.	11,427	820,916
CVS Caremark Corp.	35,317	1,207,841
Darden Restaurants Inc.	3,424	161,305
Foot Locker Inc.	4,112	73,440
Gap Inc. (The)	11,856	228,465
Home Depot Inc. (The)	43,839	1,611,960
J.C. Penney Co. Inc.	5,552	178,053
Jack in the Box Inc.(a)	1,443	31,659
Kohl’s Corp.(a)	7,635	387,705
Limited Brands Inc.	7,211	210,850
Lowe’s Companies Inc.	36,542	906,242
McDonald’s Corp.	27,756	2,044,785
Men’s Wearhouse Inc. (The)	1,299	34,047
Nordstrom Inc.	4,574	188,357
Nu Skin Enterprises Inc. Class A	1,421	42,744
Office Depot Inc.(a)	7,368	38,682
Pep Boys - Manny, Moe & Jack (The)	1,312	18,289
RadioShack Corp.	3,300	49,995
Staples Inc.	19,057	425,162
Starbucks Corp.	19,322	609,223
Target Corp.	17,850	978,716
Tiffany & Co.	3,319	192,933
TJX Companies Inc. (The)	10,651	504,751
Under Armour Inc. Class A(a)	967	57,885
Walgreen Co.	25,339	1,024,709

		13,235,755
SAVINGS & LOANS—0.33%
Hudson City Bancorp Inc.	12,358	135,691
New York Community Bancorp Inc.	10,840	198,589
NewAlliance Bancshares Inc.	2,372	35,461
People’s United Financial Inc.	9,575	123,613

		493,354
SEMICONDUCTORS—4.20%
Advanced Micro Devices Inc.(a)	14,957	117,113

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

Analog Devices Inc.	7,777	301,981
Applied Materials Inc.	35,056	550,029
Cree Inc.(a)	2,677	135,162
Entegris Inc.(a)	3,417	26,140
Intel Corp.	145,154	3,115,005
Lam Research Corp.(a)	3,231	161,195
LSI Corp.(a)	16,656	103,101
Micron Technology Inc.(a)	23,339	245,993
National Semiconductor Corp.	6,283	95,250
Novellus Systems Inc.(a)	2,391	86,243
Texas Instruments Inc.	31,127	1,055,516
Xilinx Inc.	6,760	217,672

		6,210,400
SOFTWARE—5.74%
Adobe Systems Inc.(a)	13,709	453,083
Advent Software Inc.(a)	898	26,545
Autodesk Inc.(a)	5,947	241,924
Automatic Data Processing Inc.	12,815	613,839
BMC Software Inc.(a)	4,650	221,805
Cerner Corp.(a)	1,831	180,994
Compuware Corp.(a)	5,774	61,897
Electronic Arts Inc.(a)	8,660	135,009
Microsoft Corp.	203,043	5,629,367
Novell Inc.(a)	9,213	55,462
Paychex Inc.	8,489	271,648
Red Hat Inc.(a)	4,932	203,790
Salesforce.com Inc.(a)	3,025	390,649

		8,486,012
TELECOMMUNICATIONS—5.68%
American Tower Corp. Class A(a)	10,472	532,606
Cisco Systems Inc.(a)	148,886	3,148,939
Corning Inc.	40,762	905,324
Frontier Communications Corp.	25,878	237,301
Leap Wireless International Inc.(a)	1,707	23,864
MetroPCS Communications Inc.(a)	6,481	83,799
Plantronics Inc.	1,236	43,754
Polycom Inc.(a)	2,238	98,136
QUALCOMM Inc.	41,857	2,265,719
Qwest Communications International Inc.	40,852	291,275
Sprint Nextel Corp.(a)	76,981	347,954
Tellabs Inc.	9,299	49,285
Virgin Media Inc.	8,228	207,017
Windstream Corp.	12,602	161,432

		8,396,405
TOYS, GAMES & HOBBIES—0.15%
Mattel Inc.	9,401	222,616

		222,616
TRANSPORTATION—2.93%
Arkansas Best Corp.	633	16,173
C.H. Robinson Worldwide Inc.	4,332	333,954
CSX Corp.	9,910	699,646
Expeditors International of Washington Inc.	5,513	279,344
FedEx Corp.	7,802	704,676
Genesee & Wyoming Inc. Class A(a)	1,033	53,458
J.B. Hunt Transport Services Inc.	2,434	99,794

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2011

Kansas City Southern Industries Inc.(a)	2,674	133,646
Norfolk Southern Corp.	9,621	588,709
Ryder System Inc.	1,351	64,956
United Parcel Service Inc. Class B	18,885	1,352,544

		4,326,900

TOTAL COMMON STOCKS
(Cost: $130,853,535)		147,470,684

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	478,988	478,988
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	68,302	68,302
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	203,910	203,910

		751,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $751,200)		751,200

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $131,604,735)		148,221,884
Other Assets, Less Liabilities—(0.33)%		(482,816)

NET ASSETS—100.00%		$147,739,068

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.10%
Omnicom Group Inc.	3,578	$160,581

		160,581
AIRLINES—0.28%
Southwest Airlines Co.	35,759	423,744

		423,744
APPAREL—1.87%
Coach Inc.	4,195	226,908
Nike Inc. Class B	31,971	2,636,968

		2,863,876
AUTO MANUFACTURERS—0.44%
Ford Motor Co.(a)	42,622	679,821

		679,821
AUTO PARTS & EQUIPMENT—1.29%
Johnson Controls Inc.	51,293	1,969,138

		1,969,138
BANKS—5.26%
Bank of America Corp.	85,377	1,172,226
Bank of New York Mellon Corp. (The)	17,478	545,838
BB&T Corp.	10,964	303,045
Comerica Inc.	5,787	221,063
Fifth Third Bancorp	20,605	306,396
KeyCorp	63,906	568,764
M&T Bank Corp.	5,704	493,225
Northern Trust Corp.	7,649	397,595
PNC Financial Services Group Inc. (The)(b)	4,329	259,740
State Street Corp.	8,482	396,279
SunTrust Banks Inc.	8,598	261,637
U.S. Bancorp	32,773	884,871
Wells Fargo & Co.	69,288	2,246,317

		8,056,996
BEVERAGES—0.34%
Coca-Cola Enterprises Inc.	9,667	243,222
PepsiCo Inc.	4,352	279,877

		523,099
BIOTECHNOLOGY—1.14%
Amgen Inc.(a)	2,682	147,725
Genzyme Corp.(a)	19,673	1,443,014
Life Technologies Corp.(a)	2,861	155,324

		1,746,063

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

CHEMICALS—1.37%
Air Products and Chemicals Inc.	7,424	647,744
Celanese Corp. Series A	6,435	266,988
Ecolab Inc.	7,135	354,538
Lubrizol Corp.	3,350	359,991
Praxair Inc.	5,056	470,410

		2,099,671
COMMERCIAL SERVICES—0.28%
Manpower Inc.	2,939	189,771
McKesson Corp.	3,231	242,874

		432,645
COMPUTERS—7.46%
Accenture PLC Class A	24,214	1,246,295
Apple Inc.(a)	1,044	354,250
Dell Inc.(a)	208,920	2,749,387
Hewlett-Packard Co.	50,921	2,326,580
International Business Machines Corp.	26,624	4,313,088
NetApp Inc.(a)	8,098	443,204

		11,432,804
COSMETICS & PERSONAL CARE—4.51%
Avon Products Inc.	20,187	571,494
Colgate-Palmolive Co.	11,861	910,569
Estee Lauder Companies Inc. (The) Class A	25,466	2,050,013
Procter & Gamble Co. (The)	53,413	3,371,963

		6,904,039
DISTRIBUTION & WHOLESALE—0.13%
W.W. Grainger Inc.(c)	1,558	204,830

		204,830
DIVERSIFIED FINANCIAL SERVICES—4.48%
American Express Co.	20,177	875,278
Ameriprise Financial Inc.	4,617	284,638
Capital One Financial Corp.	8,395	404,303
Charles Schwab Corp. (The)	10,930	197,287
Citigroup Inc.(a)	259,887	1,252,655
CME Group Inc.	4,654	1,436,038
Eaton Vance Corp.	4,699	142,380
Franklin Resources Inc.	2,513	303,194
IntercontinentalExchange Inc.(a)	2,422	291,827
JPMorgan Chase & Co.	17,494	786,180
Legg Mason Inc.	5,616	186,058
NYSE Euronext Inc.	7,599	241,724
T. Rowe Price Group Inc.	7,046	464,472

		6,866,034
ELECTRIC—3.26%
Consolidated Edison Inc.	21,512	1,073,664
NextEra Energy Inc.	11,037	590,038
Northeast Utilities	28,593	941,281
PG&E Corp.	51,820	2,398,230

		5,003,213

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
Emerson Electric Co.	12,543	738,532

		738,532
ELECTRONICS—1.51%
Agilent Technologies Inc.(a)	26,113	1,092,307
Thermo Fisher Scientific Inc.(a)	3,849	220,432
Waters Corp.(a)	13,031	995,438

		2,308,177
FOOD—6.25%
Campbell Soup Co.	32,301	1,102,756
General Mills Inc.	38,708	1,346,264
H.J. Heinz Co.	35,474	1,685,015
Hormel Foods Corp.	3,967	195,970
Kellogg Co.	14,149	711,695
Kraft Foods Inc. Class A	26,682	815,669
McCormick & Co. Inc. NVS	7,222	319,212
Sara Lee Corp.	106,008	1,798,956
Sysco Corp.	30,411	886,177
Whole Foods Market Inc.	13,844	715,873

		9,577,587
HEALTH CARE - PRODUCTS—5.47%
Baxter International Inc.	23,313	1,130,447
Becton, Dickinson and Co.	42,116	3,493,522
Johnson & Johnson	52,211	3,120,652
Medtronic Inc.	16,732	641,170

		8,385,791
HEALTH CARE - SERVICES—1.47%
Aetna Inc.	23,044	759,069
Coventry Health Care Inc.(a)	8,877	266,044
Humana Inc.(a)	4,011	232,518
Quest Diagnostics Inc.	5,265	299,842
WellPoint Inc.(a)	11,126	691,147

		2,248,620
HOME FURNISHINGS—0.14%
Whirlpool Corp.	2,544	217,512

		217,512
HOUSEHOLD PRODUCTS & WARES—0.75%
Avery Dennison Corp.	4,613	194,161
Clorox Co. (The)	8,349	525,068
Kimberly-Clark Corp.	6,631	429,225

		1,148,454
INSURANCE—2.81%
ACE Ltd.	2,702	166,416
Aflac Inc.	33,682	1,939,409
Chubb Corp. (The)	6,652	385,350
Cincinnati Financial Corp.	9,347	299,478
Genworth Financial Inc. Class A(a)	12,159	164,998
Lincoln National Corp.	11,092	319,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

Principal Financial Group Inc.	7,480	245,120
Prudential Financial Inc.	4,770	293,403
Travelers Companies Inc. (The)	4,795	269,767
XL Group PLC	9,562	219,161

		4,302,995
INTERNET—2.20%
eBay Inc.(a)	11,951	362,833
Google Inc. Class A(a)	3,637	2,183,509
Symantec Corp.(a)	25,354	446,484
Yahoo! Inc.(a)	23,700	382,044

		3,374,870
IRON & STEEL—0.39%
Nucor Corp.	12,937	593,938

		593,938
LODGING—0.98%
Marriott International Inc. Class A	10,073	397,783
Starwood Hotels & Resorts Worldwide Inc.	18,704	1,102,975

		1,500,758
MACHINERY—2.72%
Caterpillar Inc.	8,008	776,856
Cummins Inc.	11,681	1,236,784
Deere & Co.	18,394	1,672,015
Rockwell Automation Inc.	5,893	477,392

		4,163,047
MANUFACTURING—3.77%
Cooper Industries PLC	3,996	244,795
Eaton Corp.	48,342	5,219,002
Tyco International Ltd.	7,109	318,697

		5,782,494
MEDIA—0.35%
Time Warner Cable Inc.	5,270	357,464
Washington Post Co. (The) Class B	407	174,338

		531,802
MINING—0.27%
Alcoa Inc.	16,061	266,131
Freeport-McMoRan Copper & Gold Inc.	1,407	153,011

		419,142
OFFICE & BUSINESS EQUIPMENT—0.72%
Pitney Bowes Inc.	6,650	161,462
Xerox Corp.	88,451	939,350

		1,100,812
OIL & GAS—6.57%
Anadarko Petroleum Corp.	4,541	350,020
Apache Corp.	4,722	563,618
Chesapeake Energy Corp.	12,521	369,745

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

Cimarex Energy Co.	3,737	389,134
Denbury Resources Inc.(a)	14,373	292,491
Devon Energy Corp.	20,043	1,777,614
Diamond Offshore Drilling Inc.	2,109	151,236
EOG Resources Inc.	4,727	502,906
EQT Corp.	4,723	227,601
Marathon Oil Corp.	24,551	1,121,981
Newfield Exploration Co.(a)	10,922	799,163
Noble Corp.	24,147	923,623
Noble Energy Inc.	1,933	176,096
Pioneer Natural Resources Co.	3,047	289,952
Pride International Inc.(a)	5,386	175,045
QEP Resources Inc.	11,064	449,641
Range Resources Corp.	17,393	867,389
Southwestern Energy Co.(a)	12,431	491,024
Ultra Petroleum Corp.(a)	3,198	152,641

		10,070,920
OIL & GAS SERVICES—0.71%
Cameron International Corp.(a)	4,420	235,586
National Oilwell Varco Inc.	4,333	320,209
Schlumberger Ltd.	3,505	311,910
Weatherford International Ltd.(a)	9,327	221,236

		1,088,941
PHARMACEUTICALS—4.40%
Abbott Laboratories	13,484	608,937
Allergan Inc.	11,857	837,223
Bristol-Myers Squibb Co.	54,261	1,366,292
Eli Lilly and Co.	4,191	145,721
Gilead Sciences Inc.(a)	13,136	504,160
Medco Health Solutions Inc.(a)	4,288	261,654
Merck & Co. Inc.	41,179	1,365,907
Pfizer Inc.	90,924	1,656,635

		6,746,529
PIPELINES—2.39%
El Paso Corp.	10,805	171,583
Spectra Energy Corp.	120,476	3,160,086
Williams Companies Inc. (The)	11,989	323,583

		3,655,252
REAL ESTATE INVESTMENT TRUSTS—1.45%
Duke Realty Corp.	14,001	191,814
ProLogis	95,568	1,425,874
Regency Centers Corp.	3,943	169,983
Vornado Realty Trust(c)	4,999	440,362

		2,228,033
RETAIL—8.07%
Best Buy Co. Inc.	7,924	269,416
Darden Restaurants Inc.	3,265	153,814
Gap Inc. (The)	35,649	686,956
Kohl’s Corp.(a)	13,318	676,288
Limited Brands Inc.	32,227	942,318
Lowe’s Companies Inc.	11,966	296,757
McDonald’s Corp.	25,617	1,887,204
Nordstrom Inc.	11,991	493,789

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

Staples Inc.	26,712	595,945
Starbucks Corp.	145,110	4,575,318
Tiffany & Co.	7,238	420,745
TJX Companies Inc. (The)	28,968	1,372,794

		12,371,344
SEMICONDUCTORS—3.91%
Advanced Micro Devices Inc.(a)	109,356	856,257
Applied Materials Inc.	38,500	604,065
Intel Corp.	123,645	2,653,422
Micron Technology Inc.(a)	23,862	251,505
Texas Instruments Inc.	40,537	1,374,610
Xilinx Inc.(c)	7,665	246,813

		5,986,672
SOFTWARE—5.52%
Adobe Systems Inc.(a)	27,963	924,177
Autodesk Inc.(a)	15,745	640,507
CA Inc.	25,980	618,324
Intuit Inc.(a)	15,522	728,447
Microsoft Corp.	104,223	2,889,583
Oracle Corp.	70,253	2,250,204
Salesforce.com Inc.(a)	3,166	408,857

		8,460,099
TELECOMMUNICATIONS—2.92%
American Tower Corp. Class A(a)	3,231	164,329
Cisco Systems Inc.(a)	101,875	2,154,656
Corning Inc.	24,505	544,256
Motorola Solutions Inc.(a)	7,417	287,557
QUALCOMM Inc.	21,222	1,148,747
Sprint Nextel Corp.(a)	39,545	178,743

		4,478,288
TOYS, GAMES & HOBBIES—0.27%
Mattel Inc.	17,434	412,837

		412,837
TRANSPORTATION—1.13%
CSX Corp.	5,211	367,897
FedEx Corp.	3,000	270,960
Norfolk Southern Corp.	3,361	205,659
United Parcel Service Inc. Class B	12,356	884,937

		1,729,453

TOTAL COMMON STOCKS
(Cost: $130,662,633)		152,989,453

SHORT-TERM INVESTMENTS—0.29%

MONEY MARKET FUNDS—0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	214,705	214,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	30,616	30,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	208,949	208,949

		454,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $454,270)		454,270

TOTAL INVESTMENTS IN SECURITIES—100.12%
(Cost: $131,116,903)		153,443,723
Other Assets, Less Liabilities—(0.12)%		(189,480)

NET ASSETS—100.00%		$153,254,243

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones International Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S., iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Developed Asia, iShares FTSE EPRA/NAREIT Developed Europe, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office Capped, iShares FTSE NAREIT Mortgage Plus Capped, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped, iShares FTSE NAREIT Retail Capped, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth, iShares Morningstar Small Value, iShares MSCI KLD 400 Social (formerly iShares FTSE KLD 400 Social Index Fund) and iShares MSCI USA ESG Select Social (formerly iShares FTSE KLD Select Social Index Fund) Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors
Common Stocks	$2,314,641,813	$—	$—	$2,314,641,813
Short-Term Investments	280,570,888	—	—	280,570,888

	$2,595,212,701	$—	$—	$2,595,212,701

Dow Jones International Select Dividend
Common Stocks	$370,830,525	$—	$2	$370,830,527
Short-Term Investments	6,070	—	—	6,070

	$370,836,595	$—	$2	$370,836,597

Dow Jones Select Dividend
Common Stocks	$6,136,115,281	$—	$—	$6,136,115,281
Short-Term Investments	75,228,963	—	—	75,228,963

	$6,211,344,244	$—	$—	$6,211,344,244

Dow Jones Transportation Average
Common Stocks	$575,587,569	$—	$—	$575,587,569
Short-Term Investments	33,256,096	—	—	33,256,096

	$608,843,665	$—	$—	$608,843,665

Dow Jones U.S.
Common Stocks	$634,170,968	$—	$—	$634,170,968
Short-Term Investments	6,713,891	—	—	6,713,891

	$640,884,859	$—	$—	$640,884,859

Dow Jones U.S. Aerospace & Defense
Common Stocks	$152,359,340	$—	$—	$152,359,340
Short-Term Investments	3,716,359	—	—	3,716,359

	$156,075,699	$—	$—	$156,075,699

Dow Jones U.S. Basic Materials Sector
Common Stocks	$1,137,126,910	$—	$—	$1,137,126,910
Short-Term Investments	12,492,030	—	—	12,492,030

	$1,149,618,940	$—	$—	$1,149,618,940

Dow Jones U.S. Broker-Dealers
Common Stocks	$114,218,343	$—	$—	$114,218,343
Short-Term Investments	2,326,493	—	—	2,326,493

	$116,544,836	$—	$—	$116,544,836

Dow Jones U.S. Consumer Goods Sector
Common Stocks	$297,632,826	$—	$—	$297,632,826
Short-Term Investments	1,927,381	—	—	1,927,381

	$299,560,207	$—	$—	$299,560,207

Dow Jones U.S. Consumer Services Sector
Common Stocks	$202,680,724	$—	$—	$202,680,724
Short-Term Investments	3,282,264	—	—	3,282,264

	$205,962,988	$—	$—	$205,962,988

Dow Jones U.S. Energy Sector
Common Stocks	$950,140,359	$—	$—	$950,140,359
Short-Term Investments	7,084,692	—	—	7,084,692

	$957,225,051	$—	$—	$957,225,051

Dow Jones U.S. Financial Sector
Common Stocks	$532,197,024	$—	$—	$532,197,024
Short-Term Investments	11,661,728	—	—	11,661,728

	$543,858,752	$—	$—	$543,858,752

Dow Jones U.S. Financial Services
Common Stocks	$232,820,750	$—	$—	$232,820,750
Short-Term Investments	1,827,765	—	—	1,827,765

	$234,648,515	$—	$—	$234,648,515

Dow Jones U.S. Healthcare Providers
Common Stocks	$121,963,558	$—	$—	$121,963,558
Short-Term Investments	117,288	—	—	117,288

	$122,080,846	$—	$—	$122,080,846

Dow Jones U.S. Healthcare Sector
Common Stocks	$566,473,948	$—	$—	$566,473,948
Short-Term Investments	2,952,986	—	—	2,952,986

	$569,426,934	$—	$—	$569,426,934

Dow Jones U.S. Home Construction
Common Stocks	$506,253,511	$—	$—	$506,253,511
Short-Term Investments	8,718,224	—	—	8,718,224

	$514,971,735	$—	$—	$514,971,735

Dow Jones U.S. Industrial Sector
Common Stocks	$425,089,609	$—	$—	$425,089,609
Short-Term Investments	4,660,381	—	—	4,660,381

	$429,749,990	$—	$—	$429,749,990

Dow Jones U.S. Insurance
Common Stocks	$87,106,562	$—	$—	$87,106,562
Short-Term Investments	1,191,657	—	—	1,191,657

	$88,298,219	$—	$—	$88,298,219

Dow Jones U.S. Medical Devices
Common Stocks	$334,096,836	$—	$—	$334,096,836
Short-Term Investments	3,921,510	—	—	3,921,510

	$338,018,346	$—	$—	$338,018,346

Dow Jones U.S. Oil & Gas Exploration & Production
Common Stocks	$540,789,228	$—	$—	$540,789,228
Short-Term Investments	4,407,282	—	—	4,407,282

	$545,196,510	$—	$—	$545,196,510

Dow Jones U.S. Oil Equipment & Services
Common Stocks	$549,432,147	$—	$—	$549,432,147
Short-Term Investments	5,908,599	—	—	5,908,599

	$555,340,746	$—	$—	$555,340,746

Dow Jones U.S. Pharmaceuticals
Common Stocks	$151,257,166	$—	$—	$151,257,166
Short-Term Investments	2,538,437	—	—	2,538,437

	$153,795,603	$—	$—	$153,795,603

Dow Jones U.S. Real Estate
Common Stocks	$3,121,833,791	$—	$—	$3,121,833,791
Short-Term Investments	300,688,828	—	—	300,688,828

	$3,422,522,619	$—	$—	$3,422,522,619

Dow Jones U.S. Regional Banks
Common Stocks	$145,161,847	$—	$—	$145,161,847
Short-Term Investments	907,080	—	—	907,080

	$146,068,927	$—	$—	$146,068,927

Dow Jones U.S. Technology Sector
Common Stocks	$1,551,956,276	$—	$—	$1,551,956,276
Short-Term Investments	17,881,407	—	—	17,881,407

	$1,569,837,683	$—	$—	$1,569,837,683

Dow Jones U.S. Telecommunications Sector
Common Stocks	$690,824,974	$—	$—	$690,824,974
Short-Term Investments	27,597,925	—	—	27,597,925

	$718,422,899	$—	$—	$718,422,899

Dow Jones U.S. Utilities Sector
Common Stocks	$504,179,571	$—	$—	$504,179,571
Short-Term Investments	11,641,091	—	—	11,641,091

	$515,820,662	$—	$—	$515,820,662

FTSE EPRA/NAREIT Developed Asia
Common Stocks	$25,198,229	$—	$74	$25,198,303
Short-Term Investments	530,484	—	—	530,484

	$25,728,713	$—	$74	$25,728,787

FTSE EPRA/NAREIT Developed Europe
Common Stocks	$9,046,163	$—	$—	$9,046,163
Short-Term Investments	1,670	—	—	1,670

	$9,047,833	$—	$—	$9,047,833

FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	$376,014,439	$—	$905	$376,015,344
Short-Term Investments	5,959,145	—	—	5,959,145

	$381,973,584	$—	$905	$381,974,489

FTSE EPRA/NAREIT North America
Common Stocks	$10,363,803	$—	$—	$10,363,803
Short-Term Investments	415,296	—	—	415,296

	$10,779,099	$—	$—	$10,779,099

FTSE NAREIT Industrial/Office Capped
Common Stocks	$13,936,613	$—	$—	$13,936,613
Short-Term Investments	120,037	—	—	120,037

	$14,056,650	$—	$—	$14,056,650

FTSE NAREIT Mortgage Plus Capped
Common Stocks	$113,356,058	$—	$—	$113,356,058
Short-Term Investments	6,752,495	—	—	6,752,495

	$120,108,553	$—	$—	$120,108,553

FTSE NAREIT Real Estate 50
Common Stocks	$56,000,903	$—	$—	$56,000,903
Short-Term Investments	6,393,469	—	—	6,393,469

	$62,394,372	$—	$—	$62,394,372

FTSE NAREIT Residential Plus Capped
Common Stocks	$74,753,393	$—	$—	$74,753,393
Short-Term Investments	10,572,039	—	—	10,572,039

	$85,325,432	$—	$—	$85,325,432

FTSE NAREIT Retail Capped
Common Stocks	$14,012,994	$—	$—	$14,012,994
Short-Term Investments	1,170,445	—	—	1,170,445

	$15,183,439	$—	$—	$15,183,439

Morningstar Large Core
Common Stocks	$302,660,479	$—	$—	$302,660,479
Short-Term Investments	259,292	—	—	259,292

	$302,919,771	$—	$—	$302,919,771

Morningstar Large Growth
Common Stocks	$377,190,251	$—	$—	$377,190,251
Short-Term Investments	1,485,499	—	—	1,485,499

	$378,675,750	$—	$—	$378,675,750

Morningstar Large Value
Common Stocks	$217,744,387	$—	$—	$217,744,387
Short-Term Investments	748,950	—	—	748,950

	$218,493,337	$—	$—	$218,493,337

Morningstar Mid Core
Common Stocks	$155,782,333	$—	$—	$155,782,333
Short-Term Investments	4,765,988	—	—	4,765,988

	$160,548,321	$—	$—	$160,548,321

Morningstar Mid Growth
Common Stocks	$196,651,043	$—	$—	$196,651,043
Short-Term Investments	5,408,200	—	—	5,408,200

	$202,059,243	$—	$—	$202,059,243

Morningstar Mid Value
Common Stocks	$112,476,902	$—	$—	$112,476,902
Short-Term Investments	1,637,287	—	—	1,637,287

	$114,114,189	$—	$—	$114,114,189

Morningstar Small Core
Common Stocks	$179,727,762	$—	$—	$179,727,762
Short-Term Investments	6,248,304	—	—	6,248,304

	$185,976,066	$—	$—	$185,976,066

Morningstar Small Growth
Common Stocks	$123,004,188	$—	$—	$123,004,188
Short-Term Investments	6,224,815	—	—	6,224,815

	$129,229,003	$—	$—	$129,229,003

Morningstar Small Value
Common Stocks	$192,425,090	$—	$—	$192,425,090
Short-Term Investments	8,953,979	—	—	8,953,979

	$201,379,069	$—	$—	$201,379,069

MSCI KLD 400 Social
Common Stocks	$147,470,684	$—	$—	$147,470,684
Short-Term Investments	751,200	—	—	751,200

	$148,221,884	$—	$—	$148,221,884

MSCI USA ESG Select Social
Common Stocks	$152,989,453	$—	$—	$152,989,453
Short-Term Investments	454,270	—	—	454,270

	$153,443,723	$—	$—	$153,443,723

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,814,144,927	$118,616,047	$(337,548,273)	$(218,932,226)

Dow Jones International Select Dividend	354,148,807	19,488,642	(2,800,852)	16,687,790
Dow Jones Select Dividend	5,747,584,083	628,716,911	(164,956,750)	463,760,161
Dow Jones Transportation Average	647,442,648	8,525,906	(47,124,889)	(38,598,983)
Dow Jones U.S.	614,341,393	84,225,528	(57,682,062)	26,543,466
Dow Jones U.S. Aerospace & Defense	176,207,328	6,416,297	(26,547,926)	(20,131,629)
Dow Jones U.S. Basic Materials Sector	1,128,923,905	57,803,845	(37,108,810)	20,695,035
Dow Jones U.S. Broker-Dealers	131,971,101	3,391,391	(18,817,656)	(15,426,265)
Dow Jones U.S. Consumer Goods Sector	314,363,878	19,075,738	(33,879,409)	(14,803,671)
Dow Jones U.S. Consumer Services Sector	239,580,752	7,503,775	(41,121,539)	(33,617,764)
Dow Jones U.S. Energy Sector	920,748,482	70,004,911	(33,528,342)	36,476,569
Dow Jones U.S. Financial Sector	688,322,542	6,059,709	(150,523,499)	(144,463,790)
Dow Jones U.S. Financial Services	298,717,437	3,195,356	(67,264,278)	(64,068,922)
Dow Jones U.S. Healthcare Providers	136,124,752	4,988,677	(19,032,583)	(14,043,906)
Dow Jones U.S. Healthcare Sector	717,334,453	19,717,958	(167,625,477)	(147,907,519)
Dow Jones U.S. Home Construction	534,172,767	22,206,298	(41,407,330)	(19,201,032)
Dow Jones U.S. Industrial Sector	449,886,141	36,819,322	(56,955,473)	(20,136,151)
Dow Jones U.S. Insurance	88,891,950	2,533,799	(3,127,530)	(593,731)
Dow Jones U.S. Medical Devices	351,898,437	20,371,126	(34,251,217)	(13,880,091)
Dow Jones U.S. Oil & Gas Exploration & Production	524,845,887	33,240,846	(12,890,223)	20,350,623
Dow Jones U.S. Oil Equipment & Services	462,639,257	100,370,593	(7,669,104)	92,701,489
Dow Jones U.S. Pharmaceuticals	154,086,584	10,528,079	(10,819,060)	(290,981)
Dow Jones U.S. Real Estate	3,395,654,859	74,573,045	(47,705,285)	26,867,760
Dow Jones U.S. Regional Banks	181,690,376	1,233,879	(36,855,328)	(35,621,449)
Dow Jones U.S. Technology Sector	1,459,503,368	213,612,419	(103,278,104)	110,334,315
Dow Jones U.S. Telecommunications Sector	727,494,383	17,245,215	(26,316,699)	(9,071,484)
Dow Jones U.S. Utilities Sector	589,195,593	17,544,719	(90,919,650)	(73,374,931)
FTSE EPRA/NAREIT Developed Asia	26,421,163	121,843	(814,219)	(692,376)
FTSE EPRA/NAREIT Developed Europe	9,144,087	222,920	(319,174)	(96,254)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	356,609,690	28,479,354	(3,114,555)	25,364,799
FTSE EPRA/NAREIT North America	9,917,862	932,179	(70,942)	861,237
FTSE NAREIT Industrial/Office Capped	12,579,486	1,484,115	(6,951)	1,477,164
FTSE NAREIT Mortgage Plus Capped	113,319,814	7,602,387	(813,648)	6,788,739
FTSE NAREIT Real Estate 50	58,956,065	3,532,012	(93,705)	3,438,307
FTSE NAREIT Residential Plus Capped	70,436,926	14,888,506	—	14,888,506
FTSE NAREIT Retail Capped	14,078,867	1,181,576	(77,004)	1,104,572
Morningstar Large Core	265,776,448	39,828,770	(2,685,447)	37,143,323
Morningstar Large Growth	343,519,648	56,226,624	(21,070,522)	35,156,102

Morningstar Large Value	228,427,013	5,539,505	(15,473,181)	(9,933,676)
Morningstar Mid Core	138,632,058	24,878,392	(2,962,129)	21,916,263
Morningstar Mid Growth	176,029,514	32,612,802	(6,583,073)	26,029,729
Morningstar Mid Value	111,091,464	11,475,874	(8,453,149)	3,022,725
Morningstar Small Core	166,898,152	23,130,563	(4,052,649)	19,077,914
Morningstar Small Growth	119,792,779	13,219,836	(3,783,612)	9,436,224
Morningstar Small Value	185,759,735	21,326,073	(5,706,739)	15,619,334
MSCI KLD 400 Social	134,248,411	17,225,097	(3,251,624)	13,973,473
MSCI USA ESG Select Social	134,412,960	21,449,896	(2,419,133)	19,030,763

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the nine months ended January 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend
Black Hills Corp.(a)	1,387,234	1,199,200	(627,774)	1,958,660	$60,738,047	$1,891,631	$(2,628,520)
Deluxe Corp.(a)	2,242,291	1,121,499	(1,472,740)	1,891,050	46,236,173	1,852,807	564,652
United Bankshares Inc.(a)	1,914,397	965,080	(1,054,926)	1,824,551	51,452,338	1,918,214	955,437
Universal Corp.	1,236,318	1,090,109	(296,067)	2,030,360	76,930,340	2,229,144	205,200
Watsco Inc.(a)	1,150,552	650,193	(408,532)	1,392,213	87,319,599	2,048,223	4,604,448

					$322,676,497	$9,940,019	$3,701,217

Dow Jones U.S.
BlackRock Inc.	1,985	2,690	(253)	4,422	$875,644	$8,070	$4,273
PNC Financial Services Group Inc. (The)	24,556	2,735	(3,144)	24,147	1,448,820	7,184	28,001

					$2,324,464	$15,254	$32,274

Dow Jones U.S. Financial Sector
BlackRock Inc.	11,063	25,602	(14,389)	22,276	$4,411,094	$40,323	$(151,089)
PNC Financial Services Group Inc. (The)	135,872	142,952	(156,427)	122,397	7,343,820	34,557	(85,840)

					$11,754,914	$74,880	$(236,929)

Dow Jones U.S. Financial Services
BlackRock Inc.	10,252	11,828	(6,778)	15,302	$3,030,102	$30,619	$(92,757)
PNC Financial Services Group Inc. (The)	126,018	21,215	(63,124)	84,109	5,046,540	27,239	719,111

					$8,076,642	$57,858	$626,354

Dow Jones U.S. Home Construction
Cavco Industries Inc.	164,453	450,753	(271,086)	344,120	$14,174,303	$—	$109,886
M/I Homes Inc.	447,896	1,321,968	(754,642)	1,015,222	14,883,155	—	(969,216)
Skyline Corp.	237,896	694,704	(420,197)	512,403	10,294,176	168,054	(1,483,410)

					$39,351,634	$168,054	$2,342,740)

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	357,111	69,446	(151,886)	274,671	$16,480,260	$87,696	$5,324

FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment Trust	30,324	28,937	(17,166)	42,095	$780,020	$44,668	$(37,046)

Morningstar Large Core
PNC Financial Services Group Inc. (The)	44,126	3,371	(47,497)	—	$—	$7,786	$626,466

Morningstar Large Growth
BlackRock Inc.	6,732	6,948	(1,733)	11,947	$2,365,745	$22,904	$(112,288)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	—	36,290	(226)	36,064	$2,163,840	$3,547	$477

MSCI KLD 400 Social
BlackRock Inc.	1,008	1,609	(318)	2,299	$455,248	$4,194	$(16,636)
PNC Financial Services Group Inc. (The)	11,040	3,274	(640)	13,674	820,440	3,599	8,612

					$1,275,688	$7,793	$(8,024)

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	6,526	730	(2,927)	4,329	$259,740	$1,745	$24,066

(a)	Not an affiliate at the end of the period.

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliate; such reinvestments are subject to investment risk.

As of January 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 25, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 25, 2011